UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	3/31/2006

Item 1. Schedule of Investments

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 91.9%
COMMON STOCKS — 54.8%
Aerospace & Defense — 1.3%
Boeing Co.	103,300	$8,050,169
General Dynamics Corp.	51,200	3,275,776
Goodrich Corp.	15,300	667,233
Honeywell International, Inc.	108,212	4,628,227
L-3 Communications Holdings, Inc.(b)	15,500	1,329,745
Lockheed Martin Corp.	45,500	3,418,415
Northrop Grumman Corp.	46,562	3,179,719
Raytheon Co.	57,800	2,649,552
Rockwell Collins, Inc.	21,400	1,205,890
United Technologies Corp.	134,800	7,814,356

		36,219,082

Air Freight & Couriers — 0.6%
FedEx Corp.	38,900	4,393,366
Ryder System, Inc.	9,100	407,498
United Parcel Service, Inc.	141,700	11,248,146

		16,049,010

Airlines — 0.1%
Southwest Airlines Co.	86,600	1,557,934

Apparel — 0.2%
Coach, Inc.(a)	53,900	1,863,862
Jones Apparel Group, Inc.	12,600	445,662
Liz Claiborne, Inc.	13,400	549,132
NIKE, Inc. “Class B”	21,700	1,846,670

		4,705,326

Autos - Cars & Trucks — 0.2%
Cooper Tire & Rubber Co.	4,000	57,360
Ford Motor Co.(b)	239,095	1,903,196
General Motors Corp.(b)	68,291	1,452,550
Genuine Parts Co.	23,100	1,012,473
Goodyear Tire & Rubber Co. (The)(a)(b)	24,500	354,760
Johnson Controls, Inc.	22,500	1,708,425

		6,488,764

Banks & Savings & Loans — 3.6%
AmSouth Bancorp.	44,400	1,201,020
Bank of America Corp.	607,338	27,658,172
Bank of New York Co., Inc. (The)	101,400	3,654,456
BB&T Corp.	71,200	2,791,040
Comerica, Inc.	20,400	1,182,588
Compass Bancshares, Inc.	13,600	688,296
Fifth Third Bancorp	70,821	2,787,515
First Horizon National Corp.(b)	13,900	578,935
Golden West Financial Corp.	32,700	2,220,330
Huntington Bancshares, Inc.(b)	28,536	688,574
KeyCorp	51,100	1,880,480
M&T Bank Corp.(b)	10,000	1,141,400
Marshall & Ilsley Corp.(b)	25,900	1,128,722
Mellon Financial Corp.	53,000	1,886,800
MGIC Investment Corp.	11,300	752,919
National City Corp.	74,300	2,593,070
North Fork Bancorporation, Inc.	64,500	1,859,535
Northern Trust Corp.	21,700	1,139,250
PNC Financial Services Group, Inc.	36,800	2,477,008
Regions Financial Corp.(b)	59,535	2,093,846
Sovreign Bancorp, Inc.	43,400	950,894
SunTrust Banks, Inc.	47,600	3,463,376
U.S. Bancorp	240,185	7,325,643
Wachovia Corp.(e)	221,480	12,413,953
Wells Fargo & Co.	216,700	13,840,628
Zions Bancorp.	12,450	1,029,989

		99,428,439

Building Products — 0.1%
American Standard Cos., Inc.	23,600	1,011,496
Masco Corp.	54,800	1,780,452

		2,791,948

Chemicals — 0.8%
Air Products and Chemicals, Inc.	28,900	1,941,791
Ashland, Inc.	9,600	682,368
Dow Chemical Co. (The)	123,931	5,031,598
Du Pont E. I. de Nemours & Co.	118,220	4,990,066
Eastman Chemical Co.	10,500	537,390
Ecolab, Inc.	18,800	718,160
Engelhard Corp.	12,100	479,281
Hercules, Inc.(a)	17,500	241,500
International Flavors & Fragrances, Inc.(b)	12,200	418,704
Monsanto Co.	32,597	2,762,596
PPG Industries, Inc.	20,400	1,292,340
Praxair, Inc.	40,300	2,222,545
Rohm & Haas Co.(b)	18,611	909,520
Sigma-Aldrich Corp.	8,200	539,478
Tronox, Inc. “Class B”(a)	2,677	45,475

		22,812,812

Commercial Services
Convergys Corp.(a)	14,800	269,508

Commercial Services & Supplies — 0.4%
Allied Waste Industries, Inc.(a)(b)	30,400	372,096
Avery Dennison Corp.	13,800	807,024
Cendant Corp.	141,500	2,455,025
Cintas Corp.	18,500	788,470
Equifax, Inc.	17,200	640,528
Monster Worldwide, Inc.(a)	15,400	767,844
Pitney Bowes, Inc.	30,500	1,309,365
Robert Half International, Inc.	22,200	857,142
RR Donnelley & Sons Co.	28,800	942,336
Waste Management, Inc.	72,142	2,546,613

		11,486,443

Communications Equipment — 1.7%
ADC Telecommunications, Inc.(a)	14,771	377,990
Andrew Corp.(a)	18,800	230,864
Avaya, Inc.(a)(b)	61,270	692,351
CIENA Corp.(a)(b)	64,000	333,440
Cisco Systems, Inc.(a)	791,200	17,145,303
Comverse Technology, Inc.(a)(b)	16,800	395,304
Corning, Inc.(a)	198,600	5,344,326
JDS Uniphase Corp.(a)	173,000	721,410
Lucent Technologies, Inc.(a)(b)	593,355	1,809,733
Motorola, Inc.	325,125	7,448,614
QUALCOMM, Inc.	214,400	10,850,784
Tellabs, Inc.(a)	58,000	922,200

		46,272,319

Computer Services — 2.5%
Adobe Systems, Inc.	75,800	2,646,936
Affiliated Computer Services, Inc.(a)	10,200	608,532
Autodesk, Inc.	26,300	1,013,076
Automatic Data Processing, Inc.	74,800	3,416,864
BMC Software, Inc.(a)	28,000	606,480
Citrix Systems, Inc.(a)(b)	22,800	864,120
Computer Sciences Corp.(a)	24,000	1,333,200
Compuware Corp.(a)	59,000	461,970
Electronic Arts, Inc.(a)(b)	38,200	2,090,304
Electronic Data Systems Corp.	60,100	1,612,483
EMC Corp.(a)	316,850	4,318,666
First Data Corp.	91,310	4,275,134
Fiserv, Inc.(a)	25,700	1,093,535
Intuit, Inc.(a)(b)	22,400	1,191,456
Microsoft Corp.	1,155,400	31,438,433
Novell, Inc.(a)	41,200	316,416
Oracle Corp.(a)(b)	482,700	6,608,163
Paychex, Inc.(b)	41,800	1,741,388
Sabre Holdings Corp.	18,926	445,329
Sun Microsystems, Inc.(a)	439,500	2,254,635

		68,337,120

Computers & Peripherals — 1.8%
Apple Computer, Inc.(a)	105,600	6,623,232
Dell, Inc.(a)	305,400	9,088,704
Gateway, Inc.(a)	24,000	52,560
Hewlett-Packard Co.	373,748	12,296,309
International Business Machines Corp.	206,700	17,046,549
Lexmark International, Inc.(a)(b)	16,433	745,730
NCR Corp.(a)	23,300	973,707
Network Appliance, Inc.(a)	50,200	1,808,706
QLogic Corp.(a)	20,600	398,610

		49,034,107

Construction — 0.2%
Centex Corp.	16,700	1,035,233
D.R. Horton, Inc.	35,100	1,166,022
Fluor Corp.	10,800	926,640
KB Home	10,800	701,784
Pulte Homes, Inc.	27,900	1,071,918
Vulcan Materials Co.	13,000	1,126,450

		6,028,047

Containers — 0.1%
Ball Corp.	16,500	723,195
Bemis Co.	14,400	454,752
Pactiv Corp.(a)	15,600	382,824
Sealed Air Corp.(a)	10,100	584,487
Temple-Inland, Inc.	15,400	686,070

		2,831,328

Diversified Consumer Services — 0.1%
Apollo Group, Inc.(a)(b)	16,700	876,917
H&R Block, Inc.(b)	39,900	863,835

		1,740,752

Drugs & Medical Supplies — 5.4%
Abbott Laboratories	201,200	8,544,964
Allergan, Inc.(b)	17,700	1,920,450
AmerisourceBergen Corp.	24,000	1,158,480
Amgen, Inc.(a)(b)	151,260	11,004,165
Applera Corp.—Applied Biosystems Group(b)	27,400	743,636
Bard (C.R.), Inc.	13,500	915,435
Bausch & Lomb, Inc.	6,700	426,790
Baxter International, Inc.	85,400	3,314,374
Becton, Dickinson & Co.	36,300	2,235,354
Biogen Idec, Inc.(a)	42,190	1,987,149
Biomet, Inc.(b)	30,900	1,097,568
Boston Scientific Corp.(a)(b)	80,600	1,857,830
Bristol-Myers Squibb Co.	252,300	6,209,103
Cardinal Health, Inc.	55,150	4,109,778
Caremark Rx, Inc.(a)	52,300	2,572,114
Chiron Corp.(a)	14,000	641,340
Eli Lilly & Co.	147,400	8,151,220
Express Scripts, Inc.(a)	18,900	1,661,310

Fisher Scientific International, Inc.(a)	14,800	1,007,140
Forest Laboratories, Inc.(a)	43,800	1,954,794
Genzyme Corp.(a)	30,000	2,016,600
Gilead Sciences, Inc.(a)	59,100	3,677,202
Guidant Corp.	40,400	3,153,624
Hospira, Inc.(a)	20,960	827,082
Johnson & Johnson	381,848	22,613,038
King Pharmaceuticals, Inc.(a)	37,066	639,389
Laboratory Corp. of America Holdings(a)(b)	16,100	941,528
Medco Health Solutions, Inc.(a)	35,449	2,028,392
MedImmune, Inc.(a)	28,000	1,024,240
Medtronic, Inc.	156,900	7,962,675
Merck & Co., Inc.	280,700	9,889,061
Millipore Corp.(a)	7,100	518,726
Mylan Laboratories, Inc.	20,900	489,060
PerkinElmer, Inc.	17,400	408,378
Pfizer, Inc.	946,245	23,580,424
Quest Diagnostics, Inc.	21,600	1,108,080
Schering-Plough Corp.	187,700	3,564,423
St. Jude Medical, Inc.(a)	47,200	1,935,200

		147,890,116

Electronics — 1.8%
Advanced Micro Devices, Inc.(a)	55,300	1,833,748
Agilent Technologies, Inc.(a)	54,914	2,062,021
Altera Corp.(a)(b)	46,800	965,952
American Power Conversion Corp.(b)	12,100	279,631
Analog Devices, Inc.	46,900	1,795,801
Applied Materials, Inc.	221,400	3,876,714
Applied Micro Circuits Corp.(a)	49,000	199,430
Broadcom Corp. “Class A”(a)	53,150	2,293,954
Cooper Industries Ltd.	12,400	1,077,560
Emerson Electric Co.	53,700	4,490,931
Freescale Semiconductor, Inc. “Class B”(a)	56,630	1,572,615
Intel Corp.	762,000	14,744,700
Jabil Circuit, Inc.(a)	22,100	947,206
KLA-Tencor Corp.	23,000	1,112,280
Linear Technology Corp.(b)	40,700	1,427,756
LSI Logic Corp.(a)(b)	47,100	544,476
Maxim Integrated Products, Inc.(b)	43,800	1,627,170
Micron Technology, Inc.(a)(b)	80,000	1,177,600
Molex, Inc.	17,700	587,640
National Semiconductor Corp.	43,800	1,219,392
Novellus Systems, Inc.(a)	16,000	384,000
NVIDIA Corp.(a)	21,900	1,253,994
PMC - Sierra, Inc.(a)(b)	25,000	307,250
Rockwell Automation, Inc.	24,900	1,790,559
Sanmina-SCI Corp.(a)	71,700	293,970
Solectron Corp.(a)(b)	109,300	437,200
Symbol Technologies, Inc.	31,900	337,502
Tektronix, Inc.	10,600	378,526

		49,019,578

Financial Services — 5.0%
American Express Co.	161,100	8,465,805
Ameriprise Financial, Inc.	36,720	1,654,603
Bear Stearns Cos., Inc. (The)	15,516	2,152,069
Capital One Financial Corp.(b)	38,400	3,091,968
Charles Schwab Corp. (The)	133,450	2,296,675
CIT Group, Inc.	28,400	1,519,968
Citigroup, Inc.	657,658	31,061,186
Countrywide Financial Corp.	76,000	2,789,200
E*TRADE Financial Corp.(a)	54,000	1,456,920
Fannie Mae	125,200	6,435,280
Federated Investors, Inc. “Class B”	10,600	413,930
Franklin Resources, Inc.	19,000	1,790,560
Freddie Mac	92,700	5,654,700
Goldman Sachs Group, Inc.	61,200	9,605,952
Janus Capital Group, Inc.(b)	24,700	572,299
JPMorgan Chase & Co.	458,701	19,100,309
Lehman Brothers Holdings, Inc.	36,500	5,275,345
Merrill Lynch & Co., Inc.	123,000	9,687,480
Moody’s Corp.(b)	32,400	2,315,304
Morgan Stanley	145,380	9,132,772
SLM Corp.	53,900	2,799,566
State Street Corp.	41,500	2,507,845
Synovus Financial Corp.	38,850	1,052,447
T. Rowe Price Group, Inc.	16,000	1,251,360
Washington Mutual, Inc.(b)	128,678	5,484,256

		137,567,799

Food & Beverage — 1.7%
Anheuser-Busch Cos., Inc.	102,100	4,366,817
Archer-Daniels-Midland Co.	84,126	2,830,840
Brown-Forman Corp. “Class B”	7,700	592,669
Campbell Soup Co.	22,900	741,960
Coca-Cola Co. (The)	274,100	11,476,567
Coca-Cola Enterprises, Inc.	37,600	764,784
ConAgra Foods, Inc.(b)	65,600	1,407,776
Constellation Brands, Inc.(a)	23,500	588,675
General Mills, Inc.	44,700	2,265,396
H.J. Heinz Co.	43,400	1,645,728
Hershey Co. (The)(b)	24,000	1,253,520
Kellogg Co.(b)	33,600	1,479,744
McCormick & Co., Inc.	18,000	609,480
Molson Coors Brewing Co.(b)	6,400	439,168
Pepsi Bottling Group, Inc.	16,600	504,474
PepsiCo, Inc.	214,730	12,409,247
Sara Lee Corp.	97,000	1,734,360
Tyson Foods, Inc. “Class A”	33,000	453,420
Wrigley (William) Jr. Co.(b)	20,100	1,286,400

		46,851,025

Food & Staples Retailing — 0.9%
SUPERVALU, Inc.	18,100	557,842
Sysco Corp.	77,800	2,493,490
Wal-Mart Stores, Inc.	320,700	15,149,868
Walgreen Co.	126,600	5,460,258
Whole Foods Market, Inc.(b)	15,600	1,036,464

		24,697,922

Gas Pipelines
Dynegy, Inc. “Class A”(a)	37,500	180,000

Health Care Equipment & Supplies — 0.2%
Patterson Cos., Inc.(a)(b)	10,000	352,000
Stryker Corp.	37,900	1,680,486
Thermo Electron Corp.(a)	20,400	756,636
Waters Corp.(a)	18,000	776,700
Zimmer Holdings, Inc.(a)	30,400	2,055,040

		5,620,862

Hospital/Hospital Management — 0.9%
HCA, Inc.	57,400	2,628,346
Health Management Associates, Inc. “Class A”(b)	28,600	616,902
Humana, Inc.(a)	21,400	1,126,710
IMS Health, Inc.	25,800	664,866
Manor Care, Inc.(b)	9,500	421,325
McKesson Corp.	36,930	1,925,161
Tenet Healthcare Corp.(a)	44,600	329,148
UnitedHealth Group, Inc.	169,500	9,468,270
WellPoint, Inc.(a)	84,700	6,558,321

		23,739,049

Household Durables — 0.1%
Black & Decker Corp.	8,700	755,943
Fortune Brands, Inc.	14,200	1,144,946
Leggett & Platt, Inc.	26,200	638,494
Lennar Corp.(b)	16,400	990,232

		3,529,615

Household Products & Personal Care — 1.3%
Alberto-Culver Co.	9,050	400,282
Avon Products, Inc.(b)	52,800	1,645,776
Clorox Co.(b)	20,100	1,202,985
Colgate-Palmolive Co.	66,500	3,797,150
Kimberly-Clark Corp.	59,500	3,439,100
Procter & Gamble Co.	423,925	24,426,558

		34,911,851

Housing Related — 0.3%
Lowe’s Cos., Inc.	105,100	6,772,644
Maytag Corp.	13,600	290,088
Newell Rubbermaid, Inc.(b)	32,314	813,990
Stanley Works (The)	4,700	238,102
Whirlpool Corp.(b)	9,100	832,377

		8,947,201

Independent Power Producers & Energy Traders — 0.1%
TXU Corp.	61,300	2,743,788

Industrial Conglomerates — 2.3%
3M Co.	98,400	7,447,896
General Electric Co.	1,347,200	46,855,616
Textron, Inc.	14,800	1,382,172
Tyco International Ltd.	260,261	6,995,816

		62,681,500

Insurance — 2.7%
ACE Ltd. (Bermuda)	41,500	2,158,415
Aetna, Inc.	75,000	3,685,500
AFLAC, Inc.	64,300	2,901,859
Allstate Corp. (The)	86,300	4,497,093
AMBAC Financial Group, Inc.	13,600	1,082,560
American International Group, Inc.	337,188	22,284,754
Aon Corp.	36,800	1,527,568
Chubb Corp.	25,600	2,443,264
CIGNA Corp.	16,400	2,142,168
Cincinnati Financial Corp.	21,837	918,683
Coventry Health Care, Inc.(a)	21,050	1,136,279
Genworth Financial, Inc.	48,200	1,611,326
Hartford Financial Services Group, Inc.	41,100	3,310,605
Jefferson-Pilot Corp.	17,500	978,950
Lincoln National Corp.	21,600	1,179,144
Loews Corp.	17,300	1,750,760
Louisiana-Pacific Corp.(b)	14,500	394,400
Marsh & McLennan Cos., Inc.(b)	68,700	2,017,032
MBIA, Inc.(b)	17,550	1,055,282
MetLife, Inc.(b)	99,300	4,803,140
Principal Financial Group	37,200	1,815,360
Progressive Corp. (The)	25,200	2,627,352
SAFECO Corp.	17,800	893,738
St. Paul Travelers Cos., Inc. (The)	94,835	3,963,155
Torchmark Corp.	12,900	736,590
UnumProvident Corp.	37,410	766,157
XL Capital Ltd. “Class A” (Bermuda)(b)	21,800	1,397,598

		74,078,732

Internet Services — 0.6%
Amazon.com, Inc.(a)(b)	32,300	1,179,273
eBay, Inc.(a)	146,700	5,730,102
Google, Inc. “Class A”(a)	12,000	4,680,000
Verisign, Inc.(a)(b)	23,800	570,962
Yahoo!, Inc.(a)(b)	163,100	5,261,606

		17,421,943

IT Services
Unisys Corp.(a)	49,200	338,988

Leisure — 0.7%
Brunswick Corp.	12,500	485,750
Carnival Corp.	56,000	2,652,720
Eastman Kodak Co.(b)	27,400	779,256
Harrah’s Entertainment, Inc.	22,800	1,777,488
Hilton Hotels Corp.	47,300	1,204,258
International Game Technology(b)	39,900	1,405,278
Marriott International, Inc. “Class A”	22,200	1,522,920
Starwood Hotels & Resorts Worldwide, Inc.	24,400	1,652,612
Walt Disney Co. (The)	245,800	6,855,362

		18,335,644

Machinery — 0.7%
Caterpillar, Inc.	87,300	6,269,013
Cummins, Inc.(b)	5,600	588,560
Deere & Co.	30,400	2,403,120
Dover Corp.	26,400	1,281,984
Eaton Corp.	19,000	1,386,430
Illinois Tool Works, Inc.	26,500	2,552,215
Ingersoll-Rand Co. Ltd. “Class A” (Bermuda)	48,500	2,026,815
Navistar International Corp.(a)	8,300	228,914
Paccar, Inc.	21,775	1,534,702
Parker Hannifin Corp.	15,710	1,266,383
Snap-on, Inc.	4,900	186,788

		19,724,924

Media — 1.5%
CBS Corp. “Class B”	105,434	2,528,307
Clear Channel Communications, Inc.	69,400	2,013,294
Comcast Corp. “Class A”(a)(b)	277,160	7,250,506
Dow Jones & Co., Inc.	6,800	267,240
E.W. Scripps Co.	6,000	268,260
Gannett Co., Inc.(b)	31,300	1,875,496
Interpublic Group of Cos., Inc.(a)(b)	37,200	355,632
Knight-Ridder, Inc.	9,400	594,174
McGraw-Hill Cos., Inc. (The)	46,400	2,673,568
Meredith Corp.	2,700	150,633
New York Times Co. (The) “Class A”(b)	17,800	450,518
News Corp. “Class A”	309,200	5,135,812
Omnicom Group, Inc.	22,800	1,898,100
Time Warner, Inc.	585,100	9,823,829
Tribune Co.	32,550	892,847
Univision Communications, Inc.(a)	28,700	989,289
Viacom, Inc. “Class B”(a)	99,534	3,861,919

		41,029,424

Metals & Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	23,700	1,416,549
Newmont Mining Corp.	57,200	2,968,108
Phelps Dodge Corp.	26,186	2,108,759

		6,493,416

Metals - Ferrous — 0.1%
Allegheny Technologies, Inc.	7,200	440,496
Nucor Corp.	19,300	2,022,447
United States Steel Corp.	14,900	904,132

		3,367,075

Metals—Non Ferrous — 0.1%
Alcoa, Inc.	113,140	3,457,558

Miscellaneous Basic Industry — 0.2%
Danaher Corp.	30,000	1,906,500
ITT Industries, Inc.	22,800	1,281,816
Pall Corp.	14,000	436,660
W.W. Grainger, Inc.	9,600	723,360

		4,348,336

Motorcycles — 0.1%
Harley-Davidson, Inc.	37,300	1,935,124

Multi-Utilities
TECO Energy, Inc.	25,300	407,836
Xcel Energy, Inc.	50,210	911,312

		1,319,148

Office Electronics — 0.1%
Xerox Corp.(a)	127,400	1,936,480

Oil & Gas — 3.6%
Amerada Hess Corp.(b)	10,600	1,509,440
Anadarko Petroleum Corp.	30,727	3,103,734
B.J. Services Co.	41,700	1,442,820
Chesapeake Energy Corp.	45,400	1,426,014
Chevron Corp.	286,422	16,603,883
ConocoPhillips(b)	181,350	11,452,253
EOG Resources, Inc.	30,000	2,160,000
Exxon Mobil Corp.	794,640	48,361,790
Kerr-McGee Corp.	13,274	1,267,402
Kinder Morgan, Inc.(b)	13,800	1,269,462
Murphy Oil Corp.(b)	21,700	1,081,094
Nabors Industries Ltd. (Barbados)(a)	20,800	1,488,864
Sunoco, Inc.	17,700	1,372,989
Valero Energy Corp.	79,800	4,770,444
Williams Cos., Inc.	70,100	1,499,439

		98,809,628

Oil & Gas Exploration & Production — 0.9%
Burlington Resources, Inc.	48,000	4,411,680
Devon Energy Corp.	56,700	3,468,339
Marathon Oil Corp.	46,691	3,556,453
National Oilwell Varco, Inc.(a)	21,800	1,397,816
Occidental Petroleum Corp.	55,300	5,123,545
Transocean, Inc.(a)	42,397	3,404,479
XTO Energy, Inc.	45,633	1,988,230

		23,350,542

Oil & Gas Services — 0.9%
Apache Corp.	43,314	2,837,500
Baker Hughes, Inc.(b)	43,850	2,999,340
El Paso Corp.	83,536	1,006,609
Halliburton Co.(b)	66,000	4,819,320
Noble Corp.	17,000	1,378,700
Rowan Cos., Inc.(b)	12,200	536,312
Schlumberger Ltd.	76,400	9,669,948
Weatherford International Ltd.(a)	39,100	1,788,825

		25,036,554

Paper & Forest Products — 0.2%
International Paper Co.	61,173	2,114,751
MeadWestvaco Corp.	24,414	666,746
Weyerhaeuser Co.	32,000	2,317,760

		5,099,257

Personal Products
Estee Lauder Cos., Inc. (The) “Class A”(b)	13,500	502,065

Pharmaceuticals — 0.3%
Barr Pharmaceuticals Inc.(a)	7,900	497,542
Watson Pharmaceuticals, Inc.(a)	12,200	350,628
Wyeth	174,100	8,447,332

		9,295,502

Railroads — 0.4%
Burlington Northern Santa Fe Corp.	47,400	3,949,842
CSX Corp.	27,900	1,668,420
Norfolk Southern Corp.	50,900	2,752,163
Union Pacific Corp.	34,000	3,173,900

		11,544,325

Real Estate Investment Trust — 0.4%
Apartment Investment & Management Co. “Class A”	13,300	623,770
Archstone-Smith Trust(b)	25,300	1,233,881
Equity Office Properties Trust	51,900	1,742,802
Equity Residential	37,600	1,759,304
Plum Creek Timber Co., Inc.	21,500	793,995
ProLogis	31,100	1,663,850
Public Storage, Inc.	8,000	649,840
Simon Property Group, Inc.	25,200	2,120,328
Vornado Realty Trust(b)	13,000	1,248,000

		11,835,770

Restaurants — 0.5%
Darden Restaurants, Inc.	15,150	621,605
McDonald’s Corp.	162,200	5,573,192
Starbucks Corp.(a)	100,600	3,786,584
Wendy’s International, Inc.	11,900	738,514
Yum! Brands, Inc.(b)	36,200	1,768,732

		12,488,627

Retail — 2.1%
Albertson’s, Inc.	47,366	1,215,885
AutoNation, Inc.(a)	26,000	560,300
AutoZone, Inc.(a)	4,800	478,512
Bed Bath & Beyond, Inc.(a)(b)	35,100	1,347,840
Best Buy Co., Inc.	52,825	2,954,502
Big Lots, Inc.(a)	20,100	280,596
Circuit City Stores, Inc.	23,200	567,936
Costco Wholesale Corp.	61,200	3,314,592
CVS Corp.	101,700	3,037,779
Dillard’s, Inc.	7,800	203,112
Dollar General Corp.	44,156	780,237
Family Dollar Stores, Inc.	18,900	502,740
Federated Department Stores, Inc.	34,137	2,492,001
Gap, Inc. (The)	77,000	1,438,360
Harman International Industries, Inc.	8,000	889,040
Home Depot, Inc.	282,550	11,951,865
J.C. Penney Co., Inc.(b)	34,800	2,102,268
Kohl’s Corp.(a)(b)	42,800	2,268,828
Kroger Co. (The)(a)	92,446	1,882,201
Limited Brands, Inc.	47,406	1,159,551
Nordstrom, Inc.	28,700	1,124,466
Office Depot, Inc.(a)	39,200	1,459,808
OfficeMax, Inc.	7,500	226,275
RadioShack Corp.	18,600	357,678
Safeway, Inc.	58,500	1,469,520
Sears Holding Corp.(a)(b)	12,742	1,685,002
Sherwin-Williams Co. (The)	15,700	776,208
Staples, Inc.	95,149	2,428,202
Target Corp.	112,200	5,835,522
Tiffany & Co.(b)	20,000	750,800
TJX Cos. Inc. (The)(b)	59,500	1,476,790

		57,018,416

Semiconductors & Semiconductor Equipment — 0.3%
Teradyne, Inc.(a)	22,100	342,771
Texas Instruments, Inc.	212,400	6,896,628
Xilinx, Inc.(b)	51,100	1,301,006

		8,540,405

Software — 0.2%
CA, Inc.	59,964	1,631,620
Parametric Technology Corp.(a)	16,480	269,118
Symantec Corp.(a)	138,178	2,325,537

		4,226,275

Telecommunications — 1.8%
Alltel Corp.	47,300	3,062,675
AT&T, Inc.(b)	501,473	13,559,829
BellSouth Corp.	232,100	8,042,265
CenturyTel, Inc.	15,000	586,800
Citizens Communications Co.	40,000	530,800
Qwest Communications International, Inc.(a)(b)	195,757	1,331,148
Sprint Nextel Corp.	373,277	9,645,478
Verizon Communications, Inc.	375,076	12,775,089

		49,534,084

Textiles
VF Corp.	11,600	660,040

Tobacco — 0.8%
Altria Group, Inc.	267,300	18,940,878
Reynolds American, Inc.	10,800	1,139,400
UST, Inc.	20,900	869,440

		20,949,718

Toys — 0.1%
Hasbro, Inc.	21,500	453,650
Mattel, Inc.	53,451	969,067

		1,422,717

Utilities - Electric & Gas — 1.6%
AES Corp. (The)(a)	82,100	1,400,626
Allegheny Energy, Inc.(a)	21,000	710,850
Ameren Corp.	27,200	1,355,104
American Electric Power Co., Inc.	54,860	1,866,337
CenterPoint Energy, Inc.(b)	36,700	437,831
Cinergy Corp.	22,900	1,039,889
CMS Energy Corp.(a)	25,000	323,750
Consolidated Edison, Inc.(b)	31,200	1,357,200
Constellation Energy Group, Inc.(b)	23,800	1,302,098
Dominion Resources, Inc.(b)	43,616	3,010,812
DTE Energy Co.	22,100	885,989
Duke Energy Corp.	118,100	3,442,615
Edison International	41,200	1,696,616
Entergy Corp.	26,200	1,806,228
Exelon Corp.	85,174	4,505,705
FirstEnergy Corp.	42,601	2,083,189
FPL Group, Inc.	50,900	2,043,126
KeySpan Corp.	20,200	825,574
Nicor, Inc.	7,100	280,876
NiSource, Inc.	38,200	772,404
Peoples Energy Corp.	6,400	228,096
PG&E Corp.	41,100	1,598,790
Pinnacle West Capital Corp.	14,000	547,400
PPL Corp.	50,700	1,490,580
Progress Energy, Inc.	31,983	1,406,612
Public Service Enterprise Group, Inc.	28,400	1,818,736
Sempra Energy	34,019	1,580,523
Southern Co. (The)(b)	97,000	3,178,690

		42,996,246

TOTAL COMMON STOCKS (cost $1,244,361,230)		1,501,530,208

	Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)
LONG-TERM BONDS —37.1%
Aerospace/Defense — 0.4%
BAE Systems Holdings, Inc.(k)	4.75%	08/15/10	Baa2	$2,000	$1,928,155
	5.20%	08/15/15	Baa2	1,170	1,110,030
Boeing Capital Corp.	6.10%	03/01/11	A2	975	1,004,997
Goodrich Corp.	7.625%	12/15/12	Baa3	1,240	1,368,465
Lockheed Martin Corp.	8.50%	12/01/29	Baa1	670	869,888
Northrop Grumman Corp.	7.125%	02/15/11	Baa2	1,025	1,091,478
Raytheon Co.	4.50%	11/15/07	Baa3	194	191,397
	5.50%	11/15/12	Baa3	625	621,954
	6.55%	03/15/10	Baa3	1,150	1,192,295
	8.30%	03/01/10	Baa3	700	766,247

					10,144,906

Airlines — 0.1%
Continental Airlines, Inc.	6.648%	09/15/17	Baa3	369	371,553
	6.703%	06/15/21	Baa3	197	197,616
Southwest Airlines Co.	6.50%	03/01/12	Baa1	1,290	1,318,995

					1,888,164

Asset Backed Securities — 1.7%
American Express Credit Account Master Trust I Series 2004-4, Class C(h)(k)	5.2187%	03/15/12	Baa2	1,510	1,517,314
Series 2004-C, Class C(h)(k)	5.2487%	02/15/12	Baa2	1,226	1,228,910
Amortizing Residential Collateral Trust Series 2002-BC9, Class M1(h)	5.918%	12/25/32	Aa2	2,664	2,675,244
Bank One Issuance Trust Series 2003-C1, Class C1	4.54%	09/15/10	Baa2	2,445	2,406,736
CDC Mortgage Capital Trust Series 2002-HE3, Class M1(h)	5.918%	03/25/33	Aa2	1,588	1,596,377
Centex Home Equity Series 2005-A, Class M2(h)	5.318%	01/25/35	Aa2	2,250	2,258,330

Chase Issuance Trust
Series 2005-A4, Class A4	4.23%	01/15/13	Aaa		4,000	3,858,700
Citibank Credit Card Issuance Trust
Series 2003-C3, Class C3	4.45%	04/07/10	Baa2		1,700	1,667,474
Credit-Based Asset Servicing and Securitization
Series 2005-CB6, Class A3	5.12%	07/25/35	Aaa		1,740	1,718,455
Equity One ABS, Inc.
Series 2004-3, Class M1	5.70%	07/25/34	Aa2		1,660	1,643,241
First Franklin Mortgage Loan Trust
Series 2005-FFH1, Class M2(h)	5.338%	06/25/36	Aa2		1,800	1,813,354
Home Equity Asset Trust
Series 2005-7, Class 2A4(h)	5.198%	01/25/36	Aaa		1,400	1,402,592
Household Home Equity Loan Trust
Series 2005-2, Class M2(h)	5.266%	01/20/35	Aa1		1,277	1,279,994
Household Mortgage Loan Trust
Series 2003-HC2, Class M(h)	5.376%	06/20/33	Aa2		333	333,536
Series 2004-HC1, Class M(h)	5.276%	02/20/34	Aa2		331	331,860
MBNA Master Credit Card Trust
Series 1999-J, Class A	7.00%	02/15/12	Aaa		2,370	2,505,980
Series 2000-E, Class A	7.80%	10/15/12	Aaa		3,810	4,189,328
Morgan Stanley ABS Capital I
Series 2004-NC3, Class M2(h)	5.918%	03/25/34	A2		1,800	1,818,732
Morgan Stanley Dean Witter Capital I
Series 2002-HE1, Class M1(h)	5.418%	07/25/32	Aa2		1,900	1,918,796
Series 2002-NC4, Class M1(h)	5.668%	09/25/32	Aaa		1,879	1,889,244
Prestige Auto Receivables Trust
Series 2004-1, Class A2(k)	3.69%	06/15/11	Aaa		1,109	1,092,902
Saxon Asset Securities Trust
Series 2005-2, Class M2(h)	5.258%	10/25/35	Aa2		1,480	1,488,908
Securitized Asset Bank Receivables LLC
Series 2004-OP1(h)	5.091%	02/25/34	Aa2		1,755	1,761,171
Structured Asset Securities Corp.
Series 2005-RMS1, Class A3(h)	5.118%	02/25/35	AAA	(d)	1,400	1,404,497
SVO VOI Mortgage Corp.
Series 2005-AA, Class A(k)	5.25%	02/20/21	Aaa		1,128	1,115,389
WFS Financial Owner Trust
Series 2004-4, Class D	3.58%	05/17/12	A3		1,096	1,074,386

						45,991,450

Automotive — 0.1%
Auburn Hills Trust, Inc.	12.375%	05/01/20	A3	640	929,906
DaimlerChrysler NA Holding Corp.	8.50%	01/18/31	A3	231	270,243
Equus Cayman Finance Ltd. (Cayman Islands)(k)	5.50%	09/12/08	Baa3	410	406,987
Hyundai Motor Manufacturing LLC(k)	5.30%	12/19/08	Baa3	650	641,495
Johnson Controls, Inc.	5.50%	01/15/16	Baa1	350	339,425

					2,588,056

Banking — 0.8%
Bank of America Corp.(b)	4.75%	08/01/15	Aa2	2,185	2,052,340
Bank One Corp.	7.875%	08/01/10	A1	2,500	2,726,041
Citigroup, Inc.	5.00%	09/15/14	Aa2	513	490,992
	5.625%	08/27/12	Aa2	1,900	1,910,323
	6.00%	10/31/33	Aa2	745	736,056
	6.625%	06/15/32	Aa2	1,290	1,381,398
Credit Suisse First Boston USA, Inc.	5.125%	08/15/15	Aa3	1,310	1,253,443
First Union National Bank	7.80%	08/18/10	Aa3	2,230	2,429,940
ICICI Bank Ltd. (Singapore)(k)	5.75%	11/16/10	Baa3	1,350	1,331,887
J.P. Morgan Chase & Co.	4.60%	01/17/11	Aa3	975	940,678
	5.15%	10/01/15	A1	140	133,970
	6.50%	01/15/09	A1	1,100	1,129,000
Mizuho Finance Group Ltd. (Cayman Islands)(b)(k)	5.79%	04/15/14	A2	1,060	1,062,673
Santander Central Hispano Issuances Ltd. (Cayman Islands)	7.625%	09/14/10	A1	805	872,212
Washington Mutual, Inc.	5.65%	08/15/14	A3	270	265,268
Wells Fargo Bank	5.125%	09/15/16	Aa2	290	277,339
	6.45%	02/01/11	Aa1	2,300	2,396,308

					21,389,868

Brokerage — 0.4%
Bear Stearns Companies, Inc. (The)	5.30%	10/30/15		A1	550	531,725
Goldman Sachs Group, Inc. (The)	5.35%	01/15/16		Aa3	2,135	2,062,113
	6.345%	02/15/34	(b)	A1	1,030	1,021,412
Lehman Brothers Holdings, Inc.	5.50%	04/04/16		A1	100	98,035
	6.625%	01/18/12		A1	1,800	1,893,672
Merrill Lynch & Co., Inc.
	4.25%	02/08/10		Aa3	1,470	1,411,469
	4.79%	08/04/10		Aa3	375	364,621
	5.00%	01/15/15		Aa3	460	438,878
	5.45%	07/15/14		Aa3	200	197,236
Morgan Stanley Group, Inc.	4.75%	04/01/14		A1	1,510	1,408,819
	5.30%	03/01/13		Aa3	1,030	1,007,332
	5.375%	10/15/15		Aa3	590	571,465

						11,006,777

Building Materials & Construction — 0.1%
American Standard, Inc.(b)	7.625%	02/15/10		Baa3	1,000	1,055,511
Hanson PLC (United Kingdom)	7.875%	09/27/10		Baa1	1,270	1,374,879
Ryland Group, Inc.	5.375%	06/01/08		Baa3	575	569,210

						2,999,600

Cable — 0.3%
AT&T Broadband(b)	9.455%	11/15/22		Baa2	115	145,072
Comcast Corp.(b)	5.65%	06/15/35		Baa2	635	553,437
	6.45%	03/15/37		Baa2	640	615,809
Cox Communications, Inc.	6.75%	03/15/11		Baa3	1,195	1,225,624
	7.875%	08/15/09		Baa3	1,160	1,228,254
CSC Holdings, Inc.	7.875%	12/15/07		B2	2,135	2,177,701
Tele-Communications, Inc.	9.875%	06/15/22		Baa2	1,440	1,868,713

						7,814,610

Capital Goods — 0.5%
Caterpillar Financial Service Corp.	5.50%	03/15/16		A2	780	773,148
Caterpillar, Inc.	7.25%	09/15/09		A2	1,000	1,058,513
Cooper Cameron Corp.	2.65%	04/15/07		Baa1	425	410,979
Erac USA Finance Co.(k)	7.35%	06/15/08		Baa1	2,450	2,544,014
FedEx Corp.	2.65%	04/01/07		Baa2	2,100	2,041,421
	7.25%	02/15/11		Baa2	480	512,622

Honeywell International, Inc.	5.70%	03/15/36	A2	770	748,440
	6.125%	11/01/11	A2	1,120	1,156,080
Tyco International Group SA (Luxembourg)	6.00%	11/15/13	Baa3	1,530	1,536,951
United Technologies Corp.(f)	6.35%	03/01/11	A2	810	841,665
	8.875%	11/15/19	A2	640	821,124
Waste Management, Inc.	7.75%	05/15/32	Baa3	580	680,322

					13,125,279

Chemicals — 0.4%
Dow Chemical Co.	5.97%	01/15/09	A3	430	436,978
	6.125%	02/01/11	A3	690	708,279
	7.375%	11/01/29	A3	670	773,246
Huntsman International LLC	9.875%	03/01/09	B2	2,200	2,299,000
ICI Wilmington Inc.	5.625%	12/01/13	Baa3	780	755,070
IMC Global, Inc.	11.25%	06/01/11	Ba3	2,250	2,393,437
Lubrizol Corp.	4.625%	10/01/09	Baa3	1,090	1,056,062
	6.50%	10/01/34	Baa3	395	389,952
Lyondell Chemical Co.	9.50%	12/15/08	B1	1,607	1,671,280
Monsanto Co., Series 1	5.50%	07/30/35	Baa1	635	573,634
Union Carbide Corp.	7.50%	06/01/25	Ba2	500	534,764

					11,591,702

Collateralized Mortgage Obligations — 0.6%
Bank of America Alternative Loan Trust
Series 2005-12, Class 3CB1	6.00%	01/25/36	Aaa	4,892	4,858,703
Bank of America Mortgage Securities, Inc.
Series 2005-A, Class 2A1(h)	4.464%	02/25/35	Aaa	1,617	1,572,468
Series 2005-B, Class 2A1(h)	4.396%	03/25/35	Aaa	1,614	1,566,534
Countrywide Alternative Loan Trust, Pass-Thru Certificates
Series 2004-18CB, Class 3A1	5.25%	09/25/19	Aaa	2,713	2,621,604
Master Alternative Loans Trust, Pass-Thru Certificates
Series 2004-4, Class 4A1	5.00%	04/25/19	Aaa	674	651,957
Structured Adjustable Rate Mortgage Loan
Series 2004-1, Class 4A3(h)	4.17%	02/25/34	Aaa	1,799	1,764,286

Washington Mutual Alternative Loan Trust, Mortgage Pass-Thru Certificates
Series 2005-1, Class 3A	5.00%	03/25/20	Aaa	1,449	1,411,056
Washington Mutual, Inc.
Series 2002-AR15, Class A-5(h)	4.38%	12/25/32	Aaa	874	859,401

					15,306,009

Commercial Mortgage Backed Securities — 3.8%
Bank of America Commercial Mortgage, Inc.
Series 2003-2, Class A3	4.873%	03/11/41	AAA(d)	3,350	3,242,614
Series 2004-2, Class A4	4.153%	11/10/38	Aaa	3,680	3,463,189
Series 2004-3, Class A4	5.176%	06/10/39	Aaa	2,000	1,970,134
Series 2005-1, Class ASB(h)	4.86%	11/10/42	AAA(d)	1,100	1,078,732
Series 2005-3, Class A4	4.668%	07/10/43	Aaa	4,400	4,119,512
Series 2005-6, Class A4	5.182%	09/10/47	Aaa	4,400	4,292,099
Bear Stearns Commercial Mortgage Securities
Series 2004-T16, Class A6	4.75%	02/13/46	AAA(d)	3,500	3,296,883
Series 2005-T18, Class AAB(h)	4.823%	02/13/42	Aaa	2,250	2,155,583
Series 2005-T20, Class AAB	5.14%	10/12/42	Aaa	3,000	2,948,378
Chase Commercial Mortgage Securities Corp.
Series 1997-1, Class A2	7.37%	06/19/29	AAA(d)	1,608	1,619,942
Commercial Mortgage Pass-Through Certificate
Series 2004-LB2A, Class X2, I/O(k)	1.157%	03/10/39	AAA(d)	17,349	563,857
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C4, Class A4	4.283%	10/15/39	Aaa	1,500	1,418,159
Credit Suisse Mortgage Capital Certificates
Series 2006-C1, Class A4	5.609%	02/15/39	AAA(d)	4,330	4,320,412
DLJ Commercial Mortgage Corp.
Series 2000-CF1, Class A1B	7.62%	06/10/33	AAA(d)	3,200	3,445,687
GE Commercial Mortgage Corp.
Series 2004-C2, Class X2, I/O(h)(k)	0.637%	03/10/40	Aaa	32,275	715,374
Greenwich Capital Commercial Funding Corp.
Series 2003-C1, Class A-4	4.111%	07/05/35	Aaa	5,000	4,597,644
Series 2003-C2, Class A3	4.533%	01/05/36	Aaa	3,570	3,439,692
J.P. Morgan Chase Commercial Mortgage Securities Corp.(h)
Series 2005-LDP5, Class A4	5.179%	12/15/44	Aaa	3,630	3,546,379
Series 2005-CB13, Class A4	5.295%	01/12/43	Aaa	2,800	2,751,061

J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2000-C10, Class A2	7.371%	08/15/32	Aaa	6,499	6,878,360
Series 2004-C2, Class A3(h)	5.213%	05/15/41	Aaa	6,228	6,102,111
Series 2006-LDP6, Class X2(h)	0.256%	04/15/43	Aaa	165,000	1,100,550
Series 2005-LDA4, Class A4(h)	4.918%	10/15/42	Aaa	3,100	2,949,777
Series 2005-LDP2, Class ASB(h)	4.659%	07/15/42	Aaa	6,380	6,091,995
KeyCorp
Series 2000-C1, Class A2	7.727%	05/17/32	Aaa	11,180	11,972,967
LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A-3	4.83%	11/15/27	Aaa	2,720	2,640,175
Series 2004-C6, Class A5(h)	4.826%	08/15/29	AAA(d)	5,000	4,817,750
Series 2005-C3, Class A5	4.739%	07/15/30	Aaa	695	654,749
Merrill Lynch Mortgage Trust
Series 2004-Key 2, Class A-3	4.615%	08/12/39	Aaa	1,900	1,812,285
PNC Mortgage Acceptance Corp.
Series 1999-CM1, Class A1B	7.33%	12/10/32	AAA(d)	3,836	4,045,961
Wachovia Bank Commercial Mortgage Trust
Series 2002-C2 A4	4.98%	11/15/34	Aaa	1,700	1,651,552

					103,703,563

Consumer — 0.1%
Cendant Corp.	6.25%	01/15/08	Baa1	1,010	1,021,807
	6.875%	08/15/06	Baa1	1,715	1,723,215

					2,745,022

Electric — 0.8%
Appalachian Power Co.	4.40%	06/01/10	Baa2	790	754,218
Boston Edison Co.	4.875%	04/15/14	A1	730	700,604
Carolina Power & Light Co.	5.25%	12/15/15	A3	660	638,435
CenterPoint Energy Houston Electric LLC	5.70%	03/15/13	Baa2	1,070	1,070,443
	6.95%	03/15/33	Baa2	300	327,933
Consolidated Edison, Inc.	5.375%	12/15/15	A1	820	803,749

Consumers Energy Co., First Mortgage Bonds, Series D	5.375%	04/15/13	Baa3	435	424,395
Dominion Resources, Inc.	5.125%	12/15/09	Baa2	1,255	1,237,503
Duke Capital LLC	4.331%	11/16/06	Baa3	920	914,805
	6.25%	02/15/13	Baa3	205	210,166
	8.00%	10/01/19	Baa3	280	327,008
El Paso Electric Co.	6.00%	05/15/35	Baa3	845	795,055
Empresa Nacional de Electricidad S.A. (Chile)	8.50%	04/01/09	Ba1	1,350	1,447,709
	8.625%	08/01/15	Ba1	310	353,560
Energy East Corp.	6.75%	09/15/33	Baa2	805	835,630
Exelon Corp.	4.90%	06/15/15	Baa2	195	181,140
FirstEnergy Corp.(b)	7.375%	11/15/31	Baa3	860	955,265
Florida Power & Light Co.	5.95%	10/01/33	Aa3	380	377,858
Indiana Michigan Power Co.	5.05%	11/15/14	Baa2	575	543,744
Natural Rural Utilities Cooperative Finance Corp.	7.25%	03/01/12	A2	135	145,835
NiSource Finance Corp.	5.45%	09/15/20	Baa3	1,760	1,631,508
Oncor Electric Delivery Co.	6.375%	01/15/15	Baa2	465	479,847
	7.00%	09/01/22	Baa2	545	582,350
	7.25%	01/15/33	Baa2	240	267,537
Pacific Gas & Electric Co.	6.05%	03/01/34	Baa1	1,610	1,575,515
Pepco Holdings, Inc.	5.50%	08/15/07	Baa2	735	735,079
PPL Electric Utilities Corp.	6.25%	08/15/09	A3	1,900	1,941,571
Southern California Edison Co.	4.65%	04/01/15	A3	610	569,010
	5.625%	02/01/36	A3	340	318,257
Xcel Energy, Inc.	3.40%	07/01/08	Baa1	785	751,067
	7.00%	12/01/10	Baa1	250	263,455

					22,160,251

Energy - Integrated — 0.1%
Amerada Hess Corp.	7.875%	10/01/29	Ba1	770	896,620
Conoco, Inc.	6.95%	04/15/29	A1	145	164,037
Marathon Oil Corp.	6.125%	03/15/12	Baa1	390	401,415
Phillips Petroleum Co.	8.75%	05/25/10	A1	1,900	2,132,309

					3,594,381

Energy - Other — 0.3%
Devon Energy Corp.	2.75%	08/01/06	Baa2	2,810	2,785,725
	7.875%	09/30/31	Baa2	280	338,037
Encana Corp.	6.50%	08/15/34	Baa2	255	266,813
Halliburton Co.	5.50%	10/15/10	Baa1	200	200,472
Kerr-McGee Corp.	5.875%	09/15/06	Ba3	1,305	1,306,645
Occidental Petroleum Corp.(b)	6.75%	01/15/12	A3	1,555	1,663,761
Talisman Energy, Inc.(b)	5.125%	05/15/15	Baa1	750	718,503
Valero Energy Corp.	7.50%	04/15/32	Baa3	185	212,696
Woodside Finance Ltd. (Australia)(k)	5.00%	11/15/13	Baa1	1,660	1,611,229

					9,103,881

Foods — 0.6%
Archer-Daniels-Midland Co.	8.125%	06/01/12	A2	195	220,840
Bottling Group LLC	5.50%	04/01/16	A3	1,300	1,283,304
Cadbury Schweppes American Finance, Inc.(k)	3.875%	10/01/08	Baa2	1,050	1,012,457
ConAgra Foods, Inc.	7.875%	09/15/10	Baa2	865	933,342
General Mills, Inc.	5.125%	02/15/07	Baa2	500	499,194
HJ Heinz Co., Notes(k)	6.428%	12/01/08	Baa1	1,620	1,648,625
Kellogg Co.	6.60%	04/01/11	Baa1	2,285	2,389,302
Kraft Foods, Inc.	4.625%	11/01/06	A3	1,405	1,399,967
	5.25%	06/01/07	A3	400	399,168
	5.625%	11/01/11	A3	965	966,283
Kroger Co. (The)	6.75%	04/15/12	Baa2	310	322,712
	6.80%	04/01/11	Baa2	575	599,092
	7.00%	05/01/18	Baa2	530	554,609
PepsiAmericas, Inc.	4.875%	01/15/15	Baa1	620	589,026
Safeway, Inc.	7.25%	02/01/31	Baa2	175	185,444
Tricon Global Restaurants, Inc.	8.875%	04/15/11	Baa3	235	264,699

Tyson Foods, Inc.	6.60%	04/01/16	Baa3	785	775,353
	7.25%	10/01/06	Baa3	525	529,540
	8.25%	10/01/11	Baa3	110	117,437
Whitman Corp.	6.375%	05/01/09	Baa1	1,645	1,689,370

					16,379,764

Gaming — 0.2%
Harrah’s Operating Co., Inc.	5.50%	07/01/10	Baa3	970	960,181
	5.75%	10/01/17	Baa3	1,135	1,074,732
	7.125%	06/01/07	Baa3	365	371,183
Mandalay Resort Group	9.375%	02/15/10	Ba3	12	13,020
Station Casinos, Inc.(k)	6.625%	03/15/18	Ba3	1,800	1,759,499

					4,178,615

Health Care & Insurance — 0.2%
Anthem	3.50%	09/01/07	Baa1	1,970	1,915,697
UnitedHealth Group, Inc.	5.25%	03/15/11	A2	1,470	1,457,917
	5.375%	03/15/16	A2	695	679,519
	5.80%	03/15/36	A2	650	618,975
Wellpoint, Inc.	5.00%	12/15/14	Baa1	1,085	1,034,834
	5.25%	01/15/16	Baa1	335	323,055
	5.95%	12/15/34	Baa1	210	202,162

					6,232,159

Health Care & Pharmaceutical — 0.4%
Baxter International, Inc.	5.196%	02/16/08	Baa1	1,085	1,080,650
Bristol-Myers Squibb Co.	5.75%	10/01/11	A1	460	465,055
Cardinal Health, Inc.	5.85%	12/15/17	Baa3	1,475	1,456,445
Coventry Health Care, Inc.	6.125%	01/15/15	Ba1	1,070	1,064,363
Genentech, Inc.	4.75%	07/15/15	A1	920	863,935
Laboratory Corp. of America Holdings	5.625%	12/15/15	Baa3	925	908,335
Merck & Co., Inc.	5.95%	12/01/28	Aa3	205	199,268
Pharmacia Corp.	6.60%	12/01/28	Aaa	225	249,030
Schering-Plough Corp.	5.55%	12/01/13	Baa1	1,860	1,840,234
Teva Pharmaceutical Finance LLC	6.15%	02/01/36	Baa2	1,400	1,319,538
Wyeth	5.50%	03/15/13	Baa1	1,670	1,651,042
	5.50%	02/01/14	Baal	625	616,695
	6.45%	02/01/24	Baa1	615	636,091

					12,350,681

Insurance — 0.3%
Allstate Corp. (The)	5.55%	05/09/35		A1	170	157,478
	5.95%	04/01/36		A1	635	618,523
American International Group, Inc.	4.25%	05/15/13		Aa2	1,355	1,252,967
	5.05%	10/01/15	(k)	Aa2	125	119,190
AXA SA	8.60%	12/15/30		A3	230	293,984
Everest Reinsurance Holdings (Bermuda)	5.40%	10/15/14		A3	780	750,248
Liberty Mutual Group(k)	7.00%	03/15/34		Baa3	910	924,559
Marsh & Mclennan Cos., Inc.	5.15%	09/15/10		Baa2	335	327,448
MetLife, Inc.	5.70%	06/15/35		A2	1,185	1,116,595
	6.125%	12/01/11		A2	435	448,711
	6.375%	06/15/34		A2	85	87,711
W.R. Berkley Corp.	5.60%	05/15/15		Baa2	705	680,109
	6.15%	08/15/19		Baa2	575	562,166
XL Capital Ltd. (Cayman Islands)	5.25%	09/15/14		A3	110	104,104

						7,443,793

Lodging — 0.2%
Carnival Corp. (Panama)	3.75%	11/15/07		A3	2,845	2,773,044
P&O Princess	7.30%	06/01/07		A3	345	351,732
Royal Caribbean Cruises Ltd.	8.00%	05/15/10		Ba1	2,220	2,373,944

						5,498,720

Media & Entertainment — 0.3%
British Sky Broadcasting Group PLC (United Kingdom)	7.30%	10/15/06		Baa2	785	792,167
Chancellor Media Corp.	8.00%	11/01/08		Baa3	745	782,055
Clear Channel Communications, Inc.	6.25%	03/15/11		Baa3	190	188,514
News America Holdings, Inc.	7.625%	11/30/28		Baa2	1,360	1,460,611
Time Warner, Inc.	6.75%	04/15/11		Baa2	1,970	2,043,105
	7.25%	10/15/17		Baa2	1,040	1,112,856
	7.70%	05/01/32		Baa2	150	164,957
	9.15%	02/01/23		Baa2	625	751,485

Viacom, Inc.	7.875%	07/30/30		Baa3	470	511,826
Walt Disney Co. (The)	5.375%	06/01/07		A3	300	300,064

						8,107,640

Metals — 0.1%
Alcan, Inc. (Canada)	5.00%	06/01/15		Baa1	755	711,990
	5.20%	01/15/14		Baa1	230	221,688
	6.125%	12/15/33		Baa1	105	102,999
Noranda, Inc.	6.20%	06/15/35		Baa3	905	825,535
Vale Overseas Ltd.	8.25%	01/17/34		Baa3	150	172,125

						2,034,337

Municipals
Illinois State Taxable Pension, G.O.	5.10%	06/01/33		Aa3	1,060	991,725

Non Captive Finance — 0.5%
Berkshire Hathaway, Inc.(k)	4.75%	05/15/12		Aaa	945	911,787
Capital One Bank(g)	6.50%	06/13/13		Baa1	10	10,406
Capital One Financial Corp.	5.50%	06/01/15		Baa1	275	266,902
CIT Group Funding Co. of Canada(k)	5.20%	06/01/15		A2	1,325	1,264,106
CIT Group, Inc.	4.25%	02/01/10		A2	480	459,579
	5.50%	11/30/07		A2	1,285	1,288,381
General Electric Capital Corp.	6.125%	02/22/11		Aaa	390	401,817
	6.75%	03/15/32		Aaa	2,500	2,783,948
Household Finance Corp.	4.75%	05/15/09	(b)	Aa3	640	628,326
	6.375%	10/15/11		Aa3	1,080	1,120,621
HSBC Finance Corp.	5.50%	01/19/16		Aa3	580	566,655
	6.75%	05/15/11		Aa3	570	600,081
International Lease Finance Corp.	3.50%	04/01/09		A1	750	710,745
MUFG Capital Finance 1 Ltd.	6.346%	07/29/49		Baa2	800	787,230
Residential Capital Corp.	6.00%	02/22/11		Baa3	1,540	1,527,702
	6.375%	06/30/10	(k)	Baa3	610	614,526

						13,942,812

Paper
Weyerhaeuser Co.(b)	7.375%	03/15/32		Baa2	820	875,612

Pipelines & Other — 0.3%
Atmos Energy Corp.	4.00%	10/15/09	Baa3	1,815	1,721,778
Duke Energy Field Services Corp.	7.875%	08/16/10	Baa2	1,830	1,986,378
Enterprise Products Operating LP	4.00%	10/15/07	Baa3	1,000	978,302
	6.875%	03/01/33	Baa3	140	143,024
Kinder Morgan Finance Co. ULC(k)	6.40%	01/05/36	Baa2	1,001	974,678
Oneok, Inc.	5.51%	02/16/08	Baa2	1,630	1,627,496
Sempra Energy	4.621%	05/17/07	Baa1	790	782,970
	6.00%	02/01/13	Baa1	80	81,099

					8,295,725

Railroads — 0.2%
Burlington Northern Santa Fe Corp.	6.70%	08/01/28	Baa2	735	793,008
Norfolk Southern Corp.	5.64%	05/17/29	Baa1	571	542,610
	7.80%	05/15/27	Baa1	24	28,801
Union Pacific Corp.	6.625%	02/01/08	Baa2	1,755	1,791,406
	6.65%	01/15/11	Baa2	1,905	1,985,508

					5,141,333

Real Estate Investment Trust — 0.2%
Brandywine Operating Partnership LP	5.75%	04/01/12	Baa3	1,405	1,395,151
ERP Operating LP	5.125%	03/15/16	Baa1	430	407,898
First Industrial LP	5.75%	01/15/16	Baa2	315	306,511
Mack-Cali Realty Corp.	7.25%	03/15/09	Baa2	1,595	1,656,701
Post Apartment Homes LP	5.45%	06/01/12	Baa3	545	523,415

					4,289,676

Retailers — 0.3%
Gap, Inc. (The)	6.90%	09/15/07	Baa3	1,550	1,574,011
Home Depot, Inc.	5.40%	03/01/16	Aa3	3,090	3,052,790

J.C. Penney Co., Inc.	7.95%	04/01/17		Baa3	980	1,110,835
May Department Stores Co.	6.65%	07/15/24	(b)	Baa1	545	553,015
	6.70%	07/15/34	(b)	Baa1	625	635,296
	8.50%	06/01/19		Baa1	285	337,928
Wal-Mart Stores, Inc.	5.25%	09/01/35		Aa2	1,605	1,455,931

						8,719,806

Sovereign — 0.3%
Republic of Italy	5.375%	06/15/33		Aa2	1,080	1,040,051
Republic of Malaysia	7.50%	07/15/11		A3	375	407,729
Republic of South Africa	6.50%	06/02/14		Baa1	520	546,650
United Mexican States	5.625%	01/15/17	(b)	Baa1	2,506	2,427,061
	8.125%	12/30/19		Baa1	1,175	1,380,625
	8.30%	08/15/31		Baa1	1,010	1,220,585
	8.375%	01/14/11		Baa1	1,920	2,127,360

						9,150,061

Technology — 0.5%
Cisco Systems, Inc.	5.50%	02/22/16		A1	550	541,738
Computer Associates International, Inc.(k)	5.25%	12/01/09		Ba1	1,450	1,411,417
Equifax, Inc.	4.95%	11/01/07		Baa1	475	471,232
First Data Corp.	4.85%	10/01/14		A2	580	543,097
Freescale Semiconductor, Inc.	6.875%	07/15/11		Ba1	2,125	2,172,812
International Business Machines Corp.	5.875%	11/29/32		A1	575	568,462
Jabil Circuit, Inc.	5.875%	07/15/10		Baa3	1,000	1,001,204
Motorola, Inc.	4.608%	11/16/07		Baa2	1,220	1,206,330
	7.625%	11/15/10		Baa2	155	169,057
Oracle Corp. and Ozark Holding Inc.	5.00%	01/15/11		A3	1,080	1,054,831
Seagate Technology International	8.00%	05/15/09		Ba2	1,545	1,604,869
Xerox Corp.	6.40%	03/15/16		Ba2	1,925	1,910,563

						12,655,612

Telecommunications — 1.1%
ALLTEL Ohio LP(k)	8.00%	08/15/10		A2	860	935,821

America Movil SA de CV	6.375%	03/01/35		A3	630	592,347
AT&T Corp.	9.75%	11/15/31		A2	760	907,488
AT&T, Inc.	4.125%	09/15/09	(b)	A2	1,335	1,276,620
	5.30%	11/15/10		A2	1,180	1,164,490
AT&T Wireless Services, Inc.	7.875%	03/01/11		Baa2	975	1,068,663
	8.75%	03/01/31		Baa2	705	892,916
BellSouth Corp.	4.20%	09/15/09		A2	1,365	1,309,718
British Telecommunications PLC (United Kingdom)	7.00%	05/23/07		Baa1	1,400	1,422,698
	8.875%	12/15/30	(f)	Baa1	245	313,424
Cingular Wireless LLC	7.125%	12/15/31		Baa2	535	579,108
Citizens Communications Co.	7.60%	06/01/06		Ba3	1,420	1,425,325
Deutsche Telekom International Finance BV (Netherlands)	8.25%	06/15/30		A3	345	412,700
France Telecom SA (France)	8.50%	03/01/31		A3	385	480,909
Nextel Communications, Inc.	5.95%	03/15/14		Baa2	1,475	1,460,287
Royal KPN N.V. (Netherlands)	8.00%	10/01/10		Baa2	645	692,331
Sprint Capital Corp.	6.875%	11/15/28		Baa2	1,920	1,980,928
	8.75%	03/15/32		Baa2	220	275,057
Telecom Italia Finance (Luxembourg)	5.25%	11/15/13		Baa2	170	161,076
	6.375%	11/15/33		Baa2	930	876,343
Telecomunicaciones de Puerto Rico, Inc. (Puerto Rico)	6.65%	05/15/06		Baa1	4,500	4,505,689
	6.80%	05/15/09		Baa1	2,220	2,248,473
TELUS Corp. (Canada)	8.00%	06/01/11		Baa2	1,500	1,654,466
US Cellular Corp.	6.70%	12/15/33		Baa3	600	571,566
Verizon Global Funding Corp.	5.85%	09/15/35		A3	700	627,861
	7.75%	12/01/30		A3	450	497,137
Vodafone Group PLC (United Kingdom)	5.75%	03/15/16		A2	290	284,362
	7.75%	02/15/10		A2	950	1,018,040

						29,635,843

Tobacco
Philip Morris Cos., Inc.	7.65%	07/01/08		Baa2	765	799,354
	7.75%	01/15/27		Baa2	370	423,376

						1,222,730

Foreign Government Bonds — 0.2%
Export-Import Bank of Korea (The) (South Korea)(k)	4.125%	02/10/09	A3	1,120	1,081,396
Korea Development Bank (South Korea)	4.75%	07/20/09	A3	1,530	1,495,486
Petrobras International Finance Co. (PIFCO)	8.375%	12/10/18	Baa2	465	526,613
	9.75%	07/06/11	A2	280	328,300
Province of Quebec (Canada)(b)	4.60%	05/26/15	A1	1,585	1,496,325

					4,928,120

Mortgage Backed Securities — 12.7%
Federal Home Loan Mortgage Corp.	4.50%	11/01/18-07/01/20		9,571	9,144,574
	5.00%	01/01/19-05/01/34		17,337	16,804,597
	5.28%	12/01/35(h)		4,934	4,872,210
	5.50%	12/01/33-01/01/34		14,083	13,772,997
	6.00%	03/01/32-12/01/33		4,281	4,293,816
	6.50%	07/01/14-04/01/15		1,126	1,149,876
	7.00%	08/01/31-09/01/33		8,164	8,412,227
	5.00%	TBA		4,000	3,805,000
	6.00%	TBA		7,000	6,995,625
Federal National Mortgage Association	4.00%	06/01/19		3,269	3,061,370
	4.50%	11/01/18-01/01/35		21,057	19,962,910
	4.98%	07/01/33(h)		1,569	1,564,999
	5.00%	01/01/19-07/01/33		50,412	48,242,972
	5.50%	03/01/16-10/01/35		69,033	67,578,301
	6.00%	04/01/13-03/01/35		34,180	34,236,183
	6.50%	07/01/17-09/01/34		8,186	8,363,548
	7.00%	08/01/11-03/01/32		2,273	2,347,241
	7.50%	05/01/12-05/01/32		1,851	1,931,619
	5.00%	TBA		7,000	6,822,816
	5.00%	TBA		17,000	16,181,875
	5.50%	TBA		1,000	993,750
	5.50%	TBA		26,500	25,862,356
	6.00%	TBA		6,000	6,072,500
	6.00%	TBA		8,500	8,497,348
	6.50%	TBA		1,000	1,018,750
Government National Mortgage Association	5.50%	08/15/33-03/15/34		2,610	2,586,196
	6.00%	04/15/33-06/20/34		3,903	3,944,552
	6.50%	01/15/24-06/15/35		8,792	9,109,141
	7.00%	09/15/31		282	294,076
	8.00%	01/15/24-04/15/25		258	276,610
	5.50%	TBA		10,000	9,900,000
	6.50%	TBA		1,000	1,036,250

					349,136,285

U.S. Government Agency Obligations — 3.0%
Federal Farm Credit Bank(b)	4.125%	07/17/09	1,230	1,192,302
Federal Home Loan Bank	3.75%	08/18/09	3,935	3,772,559
	4.25%	04/16/07	15,950	15,808,603
Federal Home Loan Mortgage Corp.	4.75%	01/18/11	180	176,918
	4.75%	01/19/16(b)	175	168,947
	4.90%	11/03/08	7,630	7,561,689
	5.40%	02/28/11	6,040	6,016,583
Federal National Mortgage Association	4.25%	07/27/07	6,485	6,412,083
	4.50%	02/15/11(b)	11,710	11,387,132
	4.875%	04/15/09	19,275	19,142,831
	5.25%	08/01/12	8,475	8,389,089
Tennessee Valley Authority, Series B	5.88%	04/01/36	1,305	1,397,518

				81,426,254

U.S. Treasury Securities — 5.0%
United States Treasury Bonds	4.50%	02/15/36	9,385	8,805,767
	5.375%	02/15/31(b)	2,759	2,904,278
	6.00%	02/15/26	250	278,945
	6.125%	08/15/29	3,220	3,691,678
	8.125%	05/15/21(b)	3,160	4,171,939
	8.125%	08/15/21	3,245	4,294,556
United States Treasury Inflation Index	0.88%	04/15/10	7,273	6,888,998
	1.625%	01/15/15	8,721	8,230,466
	1.875%	07/15/13-07/15/15	11,989	11,592,452
	2.00%	01/15/14-01/15/26	19,687	19,084,652
	2.375%	01/15/25	8,177	8,217,924
	3.00%	07/15/12	7,112	7,411,097
	3.375%	01/15/12	2,038	2,160,346
	3.375%	04/15/32(b)	1,072	1,320,858
	3.50%	01/15/11	3,702	3,913,284
	3.625%	01/15/08-04/15/28	11,351	12,763,516
	3.875%	01/15/09-04/15/29	11,348	13,378,096
	4.25%	01/15/10	3,653	3,924,711
United States Treasury Notes	4.50%	02/15/16	2,720	2,645,412
United States Treasury Strips	Zero	05/15/19(b)	17,805	9,173,866
	Zero	11/15/26	7,480	2,648,429

				137,501,270

TOTAL LONG-TERM BONDS (cost $1,037,671,521)				1,015,292,092

TOTAL LONG-TERM INVESTMENTS (cost $2,282,032,751)				2,516,822,300

SHORT-TERM INVESTMENTS — 18.2%
			Shares
Affiliated Mutual Funds — 18.1%
Dryden Core Investment Fund – Dryden Short Term Bond Fund
Bond Core Bond Series(j)			7,425,899	74,258,991

Dryden Core Investment Fund - Taxable Money Market Series(i)(j) (cost $420,866,901; includes $195,174,049 of cash collateral received for securities on loan)			420,866,901	420,866,901

				495,125,892

	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Government Agency Obligations— 0.1%
United States Treasury Bills(c)(g)	4.48%	6/15/06	3,600	3,567,377

TOTAL SHORT-TERM INVESTMENTS (cost $498,692,292)				498,693,269

			Contracts
OUTSTANDING OPTION PURCHASED
Call Option
90 Day Euro Future, expiring 09/18/06 @ $95.25 (cost $71,880)			62	3,100

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTION WRITTEN – 10.1% (cost $2,780,796,923)(1)				3,015,518,669

OUTSTANDING OPTION WRITTEN(a)
Call Option
90 Day Euro Future, expiring 09/18/06 @ $95.75 (premium received $32,695)			(62)	(775)

TOTAL INVESTMENTS — 110.1% (cost $2,780,764,228)				3,015,517,894
LIABILITIES IN EXCESS OF OTHER ASSETS(m) — (10.1%)				(275,940,241)

TOTAL NET ASSETS — 100.0%				$2,739,577,653

The following abbreviations are used in portfolio descriptions:

G.O.	General Obligation
I/O	Interest Only
LP	Limited Partnership
TBA	Securities purchased on a forward commitment basis

(a)	Non-Income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $185,810,056; cash collateral of $195,174,049 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Security segregated as collateral for futures contracts.
(d)	Standard & Poor’s rating.
(e)	Affiliated security.
(f)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.
(g)	Rate quoted represents yield-to-maturity as of purchase date.
(h)	Indicates variable rate security.
(i)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.
(j)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series and Dryden Core Investment Fund – Dryden Short–Term Core Bond Series.
(k)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers, unless otherwise noted. 144A securities are deemed to be liquid.
(l)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,784,845,254	$436,854,788	$206,181,373	$230,673,415

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

(m)	Liabilities in excess of other assets include unrealized appreciation (depreciation) on financial futures as follows:

Open futures contracts outstanding at March 31, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2006	Unrealized Appreciation/ (Depreciation)
Long Positions:
123	S&P 500 Index	June 06	$40,025,900	$40,076,475	$50,575
99	Eurodollar Futures-90 Day	Sep. 06	23,473,250	23,446,913	(26,337)
51	Fed Funds – 30-Day	May 06	20,214,737	20,206,116	(8,621)
203	Fed Funds – 30-Day	July 06	80,398,743	80,297,152	(101,591)
413	U.S. Treasury 5 Yr Notes	June 06	43,229,161	43,132,688	(96,473)
79	U.S. Long Bond (CBT)	June 06	8,643,906	8,623,344	(20,562)

					(203,009)

Short Positions:
295	U.S. Treasury 2 Yr Notes	June 06	60,234,625	60,138,515	96,110
132	U.S. Treasury 10 Yr Notes	June 06	14,090,102	14,043,563	46,539

					142,649

					$(60,360)

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Moody’s Rating		Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.7%
LONG-TERM BONDS

Aerospace/Defense — 0.6%
BAE Systems Holdings, Inc., 144A(h)	Baa2		5.20%	08/15/15	$6,850	$6,498,896
Raytheon Co.	Baa3		4.50%	11/15/07	335	330,506
Raytheon Co.	Baa3		8.30%	03/01/10	725	793,613

						7,623,015

Airlines — 0.2%
Continental Airlines, Inc., Series 2000-1, Class A-1	Baa3		6.703%	06/15/21	4	3,729
Southwest Airlines Co.(a)	Baa1		5.25%	10/01/14	2,550	2,441,285

						2,445,014

Asset-Backed Securities — 4.2%
American Express Credit Account Master Trust,
Series 2004-C, Class C, 144A(g)(h)	Baa2		5.249%	02/15/12	1,548	1,551,973
AmeriQuest Mortgage Securities, Inc.,
Series 2001-2, Class M3(g)	Baa2		6.768%	10/25/31	725	725,910
Amortizing Residential Collateral Trust,
Series 2002-BC7, Class M2(g)	AA+	(f)	5.718%	10/25/32	1,380	1,382,620
Bank One Issuance Trust,
Series 2003-C1, Class E1	Baa2		4.54%	09/15/10	2,980	2,933,363
CDC Mortgage Capital Trust
Series 2002-HE3, Class M2(g)	A2		7.068%	03/25/33	2,250	2,263,881
Centex Home Equity, Series 2005-A, Class M4(g)	A1		5.618%	01/25/35	2,400	2,417,026
Citibank Credit Card Issuance Trust,
Series 2003-C4, Class C-4	Baa2		5.00%	06/10/15	3,000	2,867,266
Countrywide Asset-Backed Certificates,
Series 2004-12, Class MV3(g)	Aa3		5.478%	03/25/35	2,670	2,691,116
CS First Boston Mortgage Securities Corp.,
Series 2002-HE4, Class M2(g)	A2		6.568%	08/25/32	785	785,749
Equity One ABS, Inc.,
Series 2004-3, Class M1	Aa2		5.70%	07/25/34	2,100	2,078,799
First Franklin Mortgage Loan Asset-Backed Cerftificates,
Series 2005-FF6, Class M2(g)	Aa2		5.258%	05/25/36	2,575	2,592,198
Home Equity Asset Trust, Series 2005-7, Class 2A4(g)	Aaa		5.198%	01/25/36	1,500	1,502,777
Ixis Real Estate Capital Trust,
Series 2006-HE1, Class A4(g)	Aaa		5.118%	03/25/36	3,200	3,200,000
MBNA Master Credit Card Trust,
Series 1999-J, Class A	Aaa		7.00%	02/15/12	14,300	15,120,470
Morgan Stanley ABS Capital I,
Series 2003-HE1, Class M1(g)	Aa2		5.618%	05/25/33	2,580	2,594,909
Residential Asset Mortgage Products, Inc.,
Series 2004-RS12, Class MII2(g)	Aa3		5.618%	12/25/34	2,100	2,122,732
Saxon Asset Securities Trust,
Series 2002-3, Class M1(g)	Aa2		5.568%	12/25/32	1,930	1,937,017
Structured Asset Securities Corp.,
Series 2005-RMS1, Class A3(g)	AAA	(f)	5.118%	02/25/35	1,500	1,504,818

						50,272,624

Automotive — 2.2%
Auburn Hills Trust, Inc.	A3	12.375%	05/01/20	640	929,907
Equus Cayman Finance, Ltd., (Cayman Islands), 144A(h)	Baa3	5.50%	09/12/08	830	823,900
Ford Motor Credit Co.	Ba2	6.625%	06/16/08	3,500	3,312,712
Ford Motor Credit Co.(a)	Ba2	7.00%	10/01/13	3,495	3,125,949
General Motors Acceptance Corp.(a)	Ba1	6.125%	09/15/06	4,090	4,071,133
General Motors Acceptance Corp.	Ba1	6.125%	03/15/07	EUR3,260	3,923,489
General Motors Acceptance Corp.	Ba1	6.15%	04/05/07	3,710	3,643,817
General Motors Acceptance Corp.(a)	Ba1	6.75%	12/01/14	5,000	4,501,024
Hyundai Motor Manufacturing LLC, 144A(h)	Baa3	5.30%	12/19/08	1,820	1,796,185
Johnson Controls Inc.	Baa1	5.50%	01/15/16	300	290,936

					26,419,052

Banking — 3.2%
Chuo Mitsui Trust & Banking Co., Ltd. (Japan), 144(g)(h)	Baa2	5.506%	12/15/49	3,050	2,894,688
Citigroup, Inc.	Aa2	6.625%	06/15/32	980	1,049,434
General Electric Capital Australia Funding	Aaa	6.00%	04/15/15	AUD 4,400	3,156,620
HSBC Finance Corp.	A1	5.836%	02/15/08	710	714,852
ICICI Bank, Ltd. (Singapore), 144A(h)	Baa3	5.75%	11/16/10	2,500	2,466,458
Jefferies Group, Inc.	Baa1	6.25%	01/15/36	325	305,019
Kazkommerts International BV (Netherlands), 144A(a)(h)	Baa2	7.875%	04/07/14	4,150	4,268,275
KBC Bank Funding Trust III, 144A(g)(h)	A2	9.86%	12/31/49	5,000	5,652,500
Mizuho Finance Group (Cayman Islands), MTN, 144A(h)	A2	5.79%	04/15/14	1,880	1,884,741
Resona Bank Ltd., 144A(h)	Baa1	5.85%	09/29/49	2,900	2,813,954
Resona Preferred Global Securities, Ltd (Cayman Islands)., 144A(a)(h)	Baa3	7.191%	12/30/49	3,550	3,704,091
Russian Standard Finance Bank, SA, 144A(a)(h)	Ba2	7.50%	10/07/10	2,635	2,579,006
Sumitomo Mitsui Banking Corp., 144A(h)	A2	5.625%	07/15/49	6,380	6,189,105

					37,678,743

Brokerage — 0.2%
Goldman Sachs Group, Inc.	Aa3	5.35%	01/15/16	2,975	2,873,436

Building Materials & Construction — 0.9%
American Standard, Inc.(a)	Baa2	7.625%	02/15/10	3,800	4,010,942
RPM International, Inc.	Baa3	4.45%	10/15/09	5,150	4,912,034
Ryland Group, Inc.	Baa3	5.375%	06/01/08	1,900	1,880,867

					10,803,843

Cable — 0.6%
AT&T Broadband(a)	Baa2	9.455%	11/15/22	1,550	1,955,322
CSC Holdings, Inc.	B2	7.875%	12/15/07	3,800	3,876,000
TCI Communications, Inc.	Baa2	7.875%	02/15/26	750	822,305

					6,653,627

Capital Goods — 1.7%
Briggs & Stratton Corp.(a)	Ba1		8.875%	03/15/11	3,905	4,315,025
FedEx Corp.	Baa2		7.25%	02/15/11	1,750	1,868,935
Hertz Corp., 144A(h)	B1		8.875%	01/01/14	3,050	3,164,375
Rockwell Automation, Inc.	A3		5.20%	01/15/98	6,500	5,463,646
Tyco International Group SA (Luxembourg)	Baa3		6.00%	11/15/13	200	200,909
Tyco International Group SA (Luxembourg)	Baa3		6.75%	02/15/11	805	837,262
Waste Management, Inc.	Baa3		7.125%	10/01/07	1,550	1,586,637
Waste Management, Inc.	Baa3		7.65%	03/15/11	2,100	2,277,950

						19,714,739

Chemicals — 2.6%
Dow Chemical Co.	A3		5.97%	01/15/09	1,490	1,514,178
Dow Chemical Co.	A3		9.00%	04/01/21	1,000	1,297,311
Huntsman International LLC	B2		9.875%	03/01/09	2,400	2,508,000
Huntsman International LLC(a)	Ba3		11.625%	10/15/10	2,100	2,378,250
ICI Wilmington, Inc.	Baa3		4.375%	12/01/08	2,040	1,966,835
IMC Global, Inc.(a)	B1		6.875%	07/15/07	2,000	2,015,000
IMC Global, Inc.(a)	Ba3		10.875%	08/01/13	610	698,450
Ineos Group Holdings PLC 144A(h)	B2		7.875%	02/15/16	EUR1,600	1,871,107
Lubrizol Corp.	Baa3		4.625%	10/01/09	5,600	5,425,638
Lubrizol Corp.	Baa3		5.875%	12/01/08	550	554,041
Lubrizol Corp.	Baa3		6.50%	10/01/34	1,775	1,752,316
Lyondell Chemical Co.	B1		9.50%	12/15/08	1,768	1,838,720
Monsanto Co.	A-	(f)	5.50%	08/15/25	4,560	4,212,295
Union Carbide Chemical & Plastics Co.	Ba2		7.875%	04/01/23	3,058	3,301,723

						31,333,864

Collateralized Mortgage Obligations — 1.1%
Countrywide Alternative Loan Trust,
Series 2004-18CB, Class 3A1	Aaa		5.25%	09/25/19	3,355	3,242,510
Master Alternative Loan Trust,
Series 2004-4, Class 4A1	Aaa		5.00%	04/25/19	674	651,957
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A3(g)	Aaa		4.17%	02/25/34	5,037	4,940,000
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-1, Class 3A	Aaa		5.00%	03/25/20	2,224	2,164,688
Washington Mutual,
Series 2002-AR15, Class A5	Aaa		4.38%	12/25/32	1,889	1,856,305

						12,855,460

Commercial Mortgage-Backed Securities — 8.3%
Banc of America Commercial Mortgage, Inc.,
Series 2005-1, Class ASB(g)	AAA	(f)	4.86%	11/10/42	5,950	5,834,959
Banc of America Commercial Mortgage, Inc.,
Series 2005-3, Class A4	Aaa		4.668%	07/10/43	9,400	8,800,776
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4	Aaa		5.182%	09/10/47	4,635	4,521,336
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2005-T18, Class AAB	Aaa		4.823%	02/13/42	2,475	2,371,141
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2005-T20, Class AAB	Aaa		5.14%	10/12/42	3,400	3,341,495
Chase Commercial Mortgage Securities Corp.,
Series 1997-1, Class A2	AAA	(f)	7.37%	06/19/29	1,250	1,258,926

GMAC Commercial Mortgage Securities, Inc.,
Series 2002-C3, Class A2	Aaa		4.93%	07/10/39	8,500	8,244,753
Greenwich Capital Commercial Funding Corp.,
Series 2003-C1, Class A4	Aaa		4.111%	07/05/35	12,700	11,678,015
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2003-ML1A, Class A2	Aaa		4.767%	03/12/39	4,969	4,760,884
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP2, Class ASB(g)	Aaa		4.659%	07/15/42	9,300	8,880,181
JP Morgan Chase Commerical Mortgage Securities Corp.,
Series 2005-CB13, Class A4	Aaa		5.295%	01/12/43	3,275	3,217,759
JP Morgan Chase Commercial Mortgage Secutities Corp.,
Series 2005-LDP4, Class A	Aaa		4.918%	10/15/42	3,700	3,520,702
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A3	Aaa		4.83%	11/15/27	3,375	3,275,953
LB-UBS Commercial Mortgage Trust,
Series 2004-C8, Class A6	Aaa		4.799%	12/15/29	4,200	3,990,567
Morgan Stanley Dean Witter Capital I,
Series 2000-PRIN, Class A3	Aaa		7.36%	02/23/34	1,329	1,359,149
PNC Mortgage Acceptance Corp.,
Series 1999-CM1, Class A1B	AAA	(f)	7.33%	12/10/32	4,770	5,031,246
PNC Mortgage Acceptance Corp.,
Series 2001-C1, Class A1	Aaa		5.91%	03/12/34	4,412	4,448,369
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C2, Class A4	Aaa		4.98%	11/15/34	2,500	2,428,753
Wachovia Bank Commercial Mortgage Trust,
Ser. 2003-C3, Class A2	AAA	(f)	4.867%	02/15/35	7,330	7,065,739
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C9, Class A3	AAA	(f)	4.608%	12/15/35	4,750	4,568,284

						98,598,987

Electric — 3.8%
CenterPoint Energy Houston Electric LLC	Baa2		5.70%	03/15/13	2,950	2,951,221
CMS Energy Corp.	B1		8.90%	07/15/08	2,570	2,730,625
Consumers Energy Co.	Baa3		5.00%	02/15/12	1,000	961,326
Consumers Energy Co.	Baa3		5.375%	04/15/13	1,000	975,621
Duke Capital LLC	Baa3		4.331%	11/16/06	650	646,329
Edison Mission Energy	B1		7.73%	06/15/09	1,480	1,517,000
Edison Mission Energy(a)	B1		10.00%	08/15/08	1,085	1,160,950
El Paso Electric Co.	Baa3		6.00%	05/15/35	2,325	2,187,576
Empresa Nacional de Electricidad SA (Chile)	Ba1		8.35%	08/01/13	625	691,736
Energy East Corp.	Baa2		6.75%	06/15/12	750	789,257
Energy East Corp.	Baa2		6.75%	09/15/33	1,150	1,193,758
Enersis SA (Chile)	Ba1		7.375%	01/15/14	3,700	3,871,272
Exelon Corp.	Baa2		4.90%	06/15/15	500	464,461
FirstEnergy Corp.	Baa3		5.50%	11/15/06	1,700	1,700,435
FirstEnergy Corp.(a)	Baa3		6.45%	11/15/11	3,030	3,135,247
FirstEnergy Corp.(a)	Baa3		7.375%	11/15/31	1,125	1,249,620
Korea East-West Power Co., Ltd. (South Korea), 144A(h)	A2		4.875%	04/21/11	1,700	1,638,778
Midland Funding II, Series B	B3		13.25%	07/23/06	2,953	3,006,661
National Power Corp. (Philippines)	B1		9.625%	05/15/28	2,095	2,325,201
NiSource Finance Corp.	Baa3		5.25%	09/15/17	500	469,254
NiSource Finance Corp.	Baa3		5.45%	09/15/20	3,000	2,780,979
Northern States Power Co.	A2		8.00%	08/28/12	2,800	3,181,032
Oncor Electric Delivery Co.	Baa2		7.00%	09/01/22	300	320,560
Southern California Edison Co.	Baa1		7.625%	01/15/10	1,100	1,171,841

Teco Energy, Inc.	Ba2	7.50%	06/15/10	955	1,005,138
TXU Corp.	Ba1	4.446%	11/16/06	100	99,289
Xcel Energy, Inc.	Baa1	3.40%	07/01/08	1,330	1,272,508
Xcel Energy, Inc.	Baa1	7.00%	12/01/10	1,850	1,949,567

					45,447,242

Energy - Integrated — 0.1%
Tosco Corp.	A1	7.25%	01/01/07	1,500	1,518,006

Energy - Other — 0.8%
GS Caltex Corp., 144A(h)	Baa1	7.75%	07/25/11	3,250	3,537,638
Halliburton Co.	Baa1	5.50%	10/15/10	625	626,475
Occidental Petroleum Corp.	A3	4.25%	03/15/10	3,250	3,125,106
Talisman Energy, Inc. (Canada)(a)	Baa1	5.125%	05/15/15	2,300	2,203,409

					9,492,628

Foods — 1.2%
Cadbury Schweppes US Finance LLC, 144A(h)	Baa2	3.875%	10/01/08	2,600	2,507,036
HJ Heinz Co., 144A(h)	Baa1	6.428%	12/01/08	3,550	3,612,728
Kraft Foods, Inc.	A3	5.625%	11/01/11	860	861,144
Kraft foods, Inc.	A3	6.25%	06/01/12	1,425	1,467,930
The Kroger Co.	Baa2	6.75%	04/15/12	1,375	1,431,385
Tricon Global Restaurants, Inc.	Baa3	8.875%	04/15/11	1,705	1,920,478
Tyson Foods Inc.	Baa3	6.60%	04/01/16	1,000	987,711
Tyson Foods, Inc.	Baa3	7.25%	10/01/06	1,250	1,260,809

					14,049,221

Gaming — 0.3%
Harrah’s Operating Co., Inc.	Baa3	5.75%	10/01/17	3,460	3,276,274
Mandalay Resorts Group	Ba3	9.375%	02/15/10	33	36,209

					3,312,483

Health Care & Pharmaceutical — 2.4%
Cardinal Health, Inc.	Baa3	5.85%	12/15/17	3,130	3,090,625
Coventry Health Care, Inc.	Ba1	6.125%	01/15/15	4,025	4,003,795
HCA, Inc.	Ba2	7.125%	06/01/06	1,500	1,503,666
HCA, Inc.	Ba2	7.69%	06/15/25	1,100	1,087,650
HCA, Inc.	Ba2	8.36%	04/15/24	2,900	3,040,694
Merck & Co., Inc.	Aa3	5.95%	12/01/28	255	247,870
Omnicare, Inc.	Ba3	6.875%	12/15/15	2,300	2,294,250
Teva Pharmaceutical Finance LLC	Baa2	6.15%	02/01/36	750	706,895
United Healthcare Corp.	A2	5.80%	03/15/36	2,500	2,380,673
Wellpoint, Inc.	Baa1	5.85%	01/15/36	3,500	3,306,898
Wellpoint, Inc.	Baa1	5.00%	12/15/14	1,310	1,249,431
Wyeth(b)	Baa1	5.50%	03/15/13	1,250	1,235,810
Wyeth	Baa1	6.00%	02/15/36	1,625	1,587,373
Wyeth(b)	Baa1	6.45%	02/01/24	2,370	2,451,277

					28,186,907

Insurance — 0.7%
Allstate Corp.	A1		5.55%	05/09/35	995	921,707
Allstate Corp.	A1		5.95%	04/01/36	3,730	3,633,215
American International Group, Inc.	Aa2		4.25%	05/15/13	1,820	1,682,950
American International Group, Inc., 144A(h)	Aa2		5.05%	10/01/15	315	300,360
Everest Reinsurance Holdings, Inc.	A3		5.40%	10/15/14	1,900	1,827,528
Marsh & Mclennan Cos., Inc.	Baa2		5.75%	09/15/15	275	268,926
XL Capital, Ltd. Class A, (Cayman Islands)	A3		5.25%	09/15/14	140	132,496

						8,767,182

Lodging — 0.9%
Carnival Corp. (Panama)	A3		3.75%	11/15/07	3,600	3,508,949
Carnival PLC (United Kingdom)	A3		7.30%	06/01/07	825	841,098
MGM Mirage, Inc.,144A(h)	Ba2		6.875%	04/01/16	3,000	2,973,750
Starwood Hotels & Resorts Worldwide, Inc.	Ba1		7.375%	05/01/07	3,000	3,052,500

						10,376,297

Media & Entertainment — 1.0%
Clear Channel Communications, Inc.	Baa3		8.00%	11/01/08	4,720	4,954,763
Comcast Corp.(a)	Baa2		6.45%	03/15/37	2,970	2,857,740
Thomson Corp. (Canada)	A3		5.75%	02/01/08	2,750	2,762,799
Time Warner, Inc.	Baa1		7.70%	05/01/32	825	907,262
Viacom, Inc.	Baa3		7.875%	07/30/30	490	533,606

						12,016,170

Metals — 0.7%
Alcan, Inc.(a)	Baa1		5.75%	06/01/35	2,050	1,907,892
Asia Aluminum Holdings, Ltd. (Bermuda), 144A(a)(h)	Ba3		8.00%	12/23/11	1,500	1,417,500
Noranda, Inc.	Baa3		6.20%	06/15/35	2,150	1,961,217
Oregon Steel Mills, Inc.	Ba3		10.00%	07/15/09	3,065	3,248,900

						8,535,509

Non-Captive Finance — 1.9%
Alfa Diversified Payment Rights Finance Co., 144A(g)(h)	Baa3		6.53%	03/15/11	3,815	3,816,908
Berkshire Hathaway Finance Corp.	Aaa		4.75%	05/15/12	3,400	3,280,504
General Electric Capital Corp.	Aaa		4.875%	10/21/10	11,200	10,971,127
HSBC Finance Corp.	Aa3		5.00%	06/30/15	2,855	2,694,666
HSBC Finance Corp.	Aa3		6.75%	05/15/11	550	579,026
Residential Capital Corp.	Baa3		6.875%	06/30/15	1,550	1,615,897

						22,958,128

Non-Corporate Foreign Agency — 1.2%
Gazprom OAO (Russia)	BB+	(f)	10.50%	10/21/09	1,685	1,922,922
Pemex Project Funding Master Trust (Mexico)	Baa1		8.85%	09/15/07	4,450	4,650,250
Petronas Capital, Ltd. (Malaysia), 144A(h)	A1		7.00%	05/22/12	7,300	7,809,460

						14,382,632

Non-Corporate Sovereign — 8.1%
Canadian Treasury Bill (Canada)	Aaa	Zero	02/22/07	CAD 3,600	2,974,204
Deutsche Bundesrepublik (Denmark)	Aaa	4.00%	01/04/37	EUR 4,275	5,179,931
Federal Republic of Argentina (Argentina)	B3	3.00%	04/30/13	2,820	2,427,738
Federal Republic of Brazil (Brazil)(a)	Ba3	9.25%	10/22/10	5,325	6,011,925
Federal Republic of Brazil (Brazil)(a)	Ba3	11.25%	07/26/07	565	603,985
Federal Republic of Brazil (Brazil)	Ba3	12.50%	01/05/16	BRL 4,750	2,216,959
Government of Hungary (Hungary)	A1	8.00%	02/12/15	HUF 2,180,660	10,569,788
Province of Quebec (Canada)	A1	6.75%	11/09/15	NZD 10,170	6,368,341
Republic of Panama (Panama)	Ba1	5.562%	07/17/14	2,008	1,998,391
Republic of Panama (Panama)	Ba1	9.375%	07/23/12	1,295	1,502,200
Republic of Peru (Peru)	Ba3	5.00%	03/07/17	2,336	2,212,937
Republic of Peru (Peru)	Ba3	8.375%	05/03/16	1,635	1,773,975
Republic of Philippines (Philippines)(a)	B1	9.875%	01/15/19	1,920	2,311,200
Republic of Poland (Poland)	A2	6.25%	10/24/15	PLN 35,855	12,115,886
Republic of Uruguay (Uruguay)	B3	7.25%	02/15/11	660	686,400
Russian Government International Bond (Russia), 144A(h)	Baa2	8.25%	03/31/10	2,650	2,802,375
South African Government Bond	A2	13.00%	08/31/10	ZAR 14,555	2,857,884
Swedish Government Bond (Sweden)	Aaa	6.75%	05/05/14	SEK 58,795	9,187,828
United Kingdom Gilt (United Kingdom)	Aaa	5.00%	03/07/25	GBP 762	1,453,540
United Mexican States (Mexico)(a)	Baa1	8.375%	01/14/11	8,000	8,864,000
United Mexican States (Mexico)	Baa1	9.00%	12/22/11	MXP 76,800	7,250,363
United Mexican States (Mexico)	Baa1	10.00%	12/05/24	MXP 55,400	5,693,878

					97,063,728

Paper — 0.4%
Jefferson Smurfit Corp.	B2	8.25%	10/01/12	49	48,081
Sappi Papier Holdings, Inc.144A(h)	Baa3	6.75%	06/15/12	4,000	3,805,144
Weyerhaeuser Co.	Baa2	7.375%	03/15/32	460	491,197

					4,344,422

Pipelines & Other — 1.3%
Atmos Energy Corp.(e)	Baa3	4.00%	10/15/09	5,300	5,027,781
Enterprise Products Operating LP	Baa3	4.00%	10/15/07	4,000	3,913,208
Oneok, Inc.	Baa2	5.51%	02/16/08	6,000	5,990,784

					14,931,773

Real Estate Investment Trusts — 0.3%
Equity One, Inc.	Baa3	3.875%	04/15/09	1,450	1,374,474
Post Apartment Homes LP	Baa3	5.45%	06/01/12	2,300	2,208,908

					3,583,382

Retailers — 1.5%
Home Depot, Inc.	Aa3	5.20%	03/01/11	5,040	5,007,845
May Department Stores Co.(a)	Baa1	6.65%	07/15/24	900	913,235
May Department Stores Co.(a)	Baa1	6.70%	07/15/34	1,215	1,235,015
The Gap, Inc.	Baa3	6.90%	09/15/07	8,875	9,012,482
Wal-Mart Stores, Inc.	Aa2	5.25%	09/01/35	2,425	2,199,771

					18,368,348

Structured Notes — 1.3%
Dow Jones CDX HY, 144A(a)(h)	B3	8.25%	12/29/10	8,500	8,563,750
Preferred Term Securities X, Class A-1, 144A(g)(h)(i)	Aaa	5.239%	07/03/33	3,900	3,939,000
Trains HY, 144A(a)(h)	Zero	7.651%	06/15/15	3,457	3,496,211

					15,998,961

Technology — 1.9%
Certegy, Inc.	Ba1	4.75%	09/15/08	1,900	1,797,763
Equifax, Inc.	Baa1	4.95%	11/01/07	1,340	1,329,371
First Data Corp.(a)	A2	4.95%	06/15/15	2,225	2,080,949
International Business Machines Corp.	A1	8.375%	11/01/19	575	714,602
Jabil Circuit, Inc.	Baa3	5.875%	07/15/10	2,000	2,002,408
Motorola, Inc.	Baa2	4.608%	11/16/07	2,870	2,837,842
Motorola, Inc.	Baa2	7.625%	11/15/10	146	159,241
Seagate Technology International	Ba2	8.00%	05/15/09	1,030	1,069,913
Sun Microsystems, Inc.	Ba1	7.50%	08/15/06	5,835	5,879,660
SunGard Data Systems, Inc.	B2	3.75%	01/15/09	720	662,400
Xerox Corp.	BA2	6.40%	03/15/16	4,450	4,416,625

					22,950,774

Telecommunications — 5.2%
ALLTEL LP, 144A(h)(i)	A2	8.00%	08/15/10	1,550	1,686,654
AT&T Wireless Services, Inc.	Baa2	8.75%	03/01/31	2,375	3,008,052
AT&T Wireless Services, Inc., Senior Notes	Baa2	7.875%	03/01/11	2,205	2,416,823
AT&T Corp.(a)	A2	4.125%	09/15/09	4,150	3,968,521
AT&T Corp.	A2	9.75%	11/15/31	2,475	2,955,306
BellSouth Corp.	A2	4.20%	09/15/09	2,750	2,638,625
Citizens Communications Co.	Ba3	7.60%	06/01/06	1,510	1,515,663
Citizens Communications Co.	Ba3	7.625%	08/15/08	903	934,605
LCI International, Inc.	NR	7.25%	06/15/07	6,675	6,741,751
Sprint Capital Corp.	Baa2	4.78%	08/17/06	6,665	6,651,263
Sprint Capital Corp.	Baa2	6.90%	05/01/19	2,800	2,991,276
Sprint Capital Corp.	Baa2	8.75%	03/15/32	2,215	2,769,319
Telecom de Puerto Rico (Puerto Rico)	Baa1	6.80%	05/15/09	4,365	4,420,985
Telecom Italia Capital (Luxemburg)	Baa2	4.95%	09/30/14	605	556,720
Telecom Italia Capital (Luxemburg)	Baa2	5.25%	10/01/15	1,355	1,260,743
TELUS Corp. (Canada)	Baa2	7.50%	06/01/07	6,250	6,391,231
TELUS Corp. (Canada)	Baa2	8.00%	06/01/11	150	165,447
Time Warner, Inc.	Baa2	9.15%	02/01/23	975	1,172,317
Verizon Communications, Inc.	A3	5.55%	02/15/16	3,800	3,667,764
Verizon Wireless Capital, Inc.	A3	5.375%	12/15/06	5,900	5,900,655

					61,813,720

Tobacco — 0.7%
Altria	Baa2	7.65%	07/01/08	1,100	1,149,399
Group, Inc.	Baa2	7.75%	01/15/27	980	1,121,374
RJ Reynolds Tobacco Holdings, Inc.(a)	Ba2	6.50%	07/15/10	5,600	5,642,000

					7,912,773

U.S. Government Agency Obligations — 0.3%
Federal Farm Credit Bank	Aaa	4.15%	05/15/13	1,600	1,507,997
Federal National Mortgage Association	Aaa	6.625%	11/15/30	170	199,456
Tennessee Valley Authority	Aaa	5.88%	04/01/36	1,315	1,408,227

					3,115,680

U.S. Government Mortgage-Backed Securities — 36.6%
Federal Home Loan Mortgage Corp.	Aaa	4.50%	11/01/18-06/01/19	19,278	18,417,791
Federal Home Loan Mortgage Corp.	Aaa	5.00%	01/01/19-05/01/34	9,779	9,458,942
Federal Home Loan Mortgage Corp.	Aaa	5.00%	TBA	8,500	8,085,625
Federal Home Loan Mortgage Corp.	Aaa	5.50%	10/01/33-01/01/34	7,159	7,010,830
Federal Home Loan Mortgage Corp.	Aaa	5.50%	TBA	12,000	11,917,500
Federal Home Loan Mortgage Corp.	Aaa	6.00%	11/01/33-06/01/34	8,073	8,083,034
Federal Home Loan Mortgage Corp.	Aaa	6.00%	TBA	2,500	2,498,438
Federal Home Loan Mortgage Corp.	Aaa	6.50%	07/01/32-09/01/32	3,905	3,989,089
Federal Home Loan Mortgage Corp.	Aaa	7.00%	10/01/32-11/01/33	8,185	8,434,803
Federal National Mortgage Association	Aaa	4.00%	06/01/19	9,029	8,454,667
Federal National Mortgage Association	Aaa	4.50%	06/01/18-02/01/35	37,547	35,710,550
Federal National Mortgage Association	Aaa	5.00%	01/01/1904/15/34	53,629	51,372,323
Federal National Mortgage Association	Aaa	5.00%	TBA	45,000	43,139,143
Federal National Mortgage Association	Aaa	5.00%	TBA	19,000	18,214,305
Federal National Mortgage Association(g)	Aaa	5.278%	01/01/36	4,394	4,338,755
Federal National Mortgage Association	Aaa	5.50%	12/01/16-02/01/34	83,036	81,298,138
Federal National Mortgage Association	Aaa	5.50%	TBA	36,500	35,736,091
Federal National Mortgage Association	Aaa	6.00%	TBA	8,000	8,011,669
Federal National Mortgage Association	Aaa	6.00%	09/01/17-04/15/35	25,186	25,222,738
Federal National Mortgage Association	Aaa	6.50%	11/01/09-11/01/33	9,203	9,421,000
Federal National Mortgage Association	Aaa	7.00%	05/01/32-06/01/32	796	820,007
Federal National Mortgage Association	Aaa	9.00%	10/01/16-09/01/21	33	34,227
Government National Mortgage Association	Aaa	5.50%	TBA	4,000	3,955,868
Government National Mortgage Association	Aaa	5.50%	04/01/33-07/15/33	12,000	11,867,603
Government National Mortgage Association	Aaa	6.00%	12/15/32-11/15/34	13,288	13,433,155
Government National Mortgage Association	Aaa	6.50%	09/15/32-11/15/33	7,265	7,534,632
Government National Mortgage Association	Aaa	7.50%	12/15/25-01/15/26	230	242,178

					436,703,101

U.S. Government Treasury Securities — 1.3%
United States Treasury Inflation Bonds	Aaa	2.00%	01/15/26	1,523	1,444,077
United States Treasury Notes(a)	Aaa	4.50%	02/28/11	14,305	14,096,576

					15,540,653

TOTAL LONG-TERM BONDS (cost $1,207,721,025)					1,188,642,124

				Shares
SHORT-TERM INVESTMENTS — 17.0%
Affiliated Mutual Funds — 17.0%
Dryden Core Investment Fund—Dryden Short-Term Bond Series(d)				6,600,440	66,004,402
Dryden Core Investment Fund—Taxable Money Market Fund Series (includes $76,740,444 of cash collateral received for securities on loan)(c)(d)				136,240,359	136,240,359

TOTAL MUTUAL FUNDS (cost $202,244,761)					202,244,761

OUTSTANDING OPTIONS PURCHASED
	Contracts
Call Options
90 Day Euro, expiring 9/18/06 @ $95.25 (cost $149,474)	129	6,450

TOTAL SHORT-TERM INVESTMENTS (cost $202,394,235)		202,251,211

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN — 116.7% (cost $1,410,115,260)(j)		1,390,893,335

OUTSTANDING OPTIONS WRITTEN
Call Options
90 Day Euro, expiring 9/18/06 @ $95.75 (premium received $68,013)	(129)	(1,612)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN — 116.7% (cost $1,410,047,247)		1,390,891,723
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (k) — (16.7%)		(198,626,213)

TOTAL NET ASSETS — 100.0%		$1,192,265,510

The following abbreviations are used in portfolio descriptions:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
HUF	Hungarian Forint
MXP	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
NR	Not Rated by Moody’s or Standard & Poor’s
MTN	Medium Term Note
SEK	Swedish Krona
TBA	Securities Purchased on a forward commitment basis
ZAR	South African Rand

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or portion of security is on loan. The aggregate market value of such securities is $75,045,113; cash collateral of $76,740,444 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series and the Dryden Core Investment Fund – Dryden Short-Term Bond Series.
(e)	Security segregated as collateral for future contracts.
(f)	Standard & Poor’s rating.

(g)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2006.

(h)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(i)	Indicates a security that has been deemed illiquid.

(j)	The United States Federal income tax basis of the Portfolio’s investments and the unrealized depreciation as of March 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$1,411,568,011	$6,649,913	(27,324,589)	(20,674,676)

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

(k)	Other liabilities in excess of other assets include net unrealized appreciation(depreciation) on financial futures, interest rate swaps, credit default swaps and foreign currency contracts as follows:

Open future contracts outstanding at March 31, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2006	Unrealized Appreciation/ (Depreciation)
Long Positions:
484	U.S. Treasury 30 Yr. Bond	Jun 2006	$53,447,724	$52,831,625	$(616,099)
456	Fed Funds	Jul 2006	180,601,901	180,371,927	(229,974)
394	U.S. Treasury 5 Yr. Notes	Jun 2006	41,259,085	41,148,375	(110,710)
226	Eurodollar Futures	Sep 2006	53,585,630	53,525,275	(60,355)
116	Fed Funds	May 2006	45,978,617	45,959,010	(19,607)
72	Euro Yen Futures	Mar 2007	15,140,701	15,122,226	(18,475)

			390,013,658	388,958,438	(1,055,220)

Short Positions:
981	U.S. Treasury 2 Yr. Notes	Jun 2006	200,298,075	199,986,047	312,028
474	U.S. Treasury 10 Yr. Notes	Jun 2006	51,000,462	50,429,156	571,306

			251,298,537	250,415,203	883,334

					$(171,886)

Forward Foreign currency exchange contracts outstanding at March 31, 2006:

Foreign Currency Contract	Value at Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Purchased:
Canadian Dollar expiring 04/12/06	$1,627,032	$1,619,334	$(7,698)
expiring 04/12/06	1,504,700	1,501,885	(2,815)
Euro Dollar expiring 04/24/06	3,011,800	3,016,943	5,143
Pound Sterling expiring 04/24/06	3,385,719	3,373,015	(12,704)
New Zealand Dollar expiring 04/18/2006	1,565,000	1,496,748	(68,252)
expiring 04/18/2006	2,988,300	2,983,520	(4,780)
Swedish Krona expiring 04/04/06	3,931,272	3,918,072	(13,200)

	18,013,823	17,909,517	(104,306)

Sold:
Australian Dollar expiring 04/18/2006	3,355,833	3,245,462	110,371
Canadian Dollar expiring 04/12/06	1,555,848	1,548,487	7,361
expiring 04/12/06	1,503,800	1,500,034	3,766
Euro Dollar expiring 04/24/06	11,172,278	11,189,415	(17,137)
Pound Sterling expiring 04/04/06	3,385,060	3,372,390	12,670
expiring 04/24/06	4,937,513	4,905,880	31,633
Hungarian Forint expiring 04/21/06	1,499,500	1,535,513	(36,013)
expiring 04/21/06	9,026,531	9,076,936	(50,405)
Mexican Peso expiring 04/12/06	6,035,607	5,953,973	81,634
expiring 04/12/06	1,501,700	1,499,423	2,277
expiring 04/12/06	1,502,100	1,513,514	(11,414)
expiring 04/12/06	1,502,100	1,527,225	(25,125)
New Zealand Dollar expiring 04/18/2006	6,575,251	6,272,686	302,565
expiring 04/18/2006	1,511,400	1,475,251	36,149
Polish Zloty expiring 04/21/06	9,223,908	9,208,162	15,746
Swedish Krona expiring 04/21/06	5,846,227	5,804,017	42,210
expiring 04/21/06	3,936,293	3,923,110	13,183
South African Rand expiring 04/26/06	1,317,231	1,346,395	(29,164)

	75,388,180	74,897,873	490,307

			$386,001

Interest rate swap agreement outstanding at March 31, 2006:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Merrill Lynch Capital Services, Inc.(a)	12/15/2025	$4,160	5.25%	3 month LIBOR	$72,802

(a)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at March 31, 2006:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.(a)	9/20/2015	$4,000	0.57%	Dow Chemical Co., 6.00%, due 10/1/12	$29,074
Morgan Stanley Capital Services, Inc.(a)	12/20/2014	5,500	1.17%	Nextel Communications, Inc., 7.375%, due 8/1/15	236,025
Morgan Stanley Capital Services, Inc.(b)	12/20/2009	1,855	0.75%	RPM International, Inc., 6.25%, due 12/15/13	(9,309)
Morgan Stanley Capital Services, Inc.(b)	12/20/2009	3,295	0.60%	RPM International, Inc., 6.25%, due 12/15/13	280
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	4,000	0.82%	Tyco International Group SA, 6.00%, due 11/15/13	49,735

					$305,805

(a)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.
(b)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.0%
COMMON STOCKS — 41.5%
Aerospace & Defense — 0.6%
Honeywell International, Inc.	12,700	$543,179
Lockheed Martin Corp.	3,400	255,442
Moog, Inc. (Class “A” Stock) *	3,175	112,681

		911,302

Automobiles
Winnebago Industries, Inc.	1,600	48,544

Banks — 0.1%
Pacific Capital Bancorp	3,000	101,520

Beverages — 0.3%
PepsiCo, Inc.	7,400	427,646

Biotechnology — 1.1%
Amgen, Inc. *	7,500	545,625
Genentech, Inc. *	5,600	473,256
Gilead Sciences, Inc. *	8,100	503,982
Illumina, Inc. *	1,550	36,813
Lifecell Corp. *	4,310	97,190
Serologicals Corp. *	2,500	61,150

		1,718,016

Building & Construction — 0.2%
Champion Enterprises, Inc. *	4,780	71,509
Standard Pacific Corp.	4,100	137,842
US Concrete, Inc.	5,280	76,349

		285,700

Building Products — 0.3%
American Standard Cos., Inc.	7,300	312,878
Watsco, Inc.	2,000	142,100

		454,978

Business Services — 0.1%
Kelly Services, Inc. (Class “A” Stock)	100	2,717
URS Corp. *	2,700	108,675

		111,392

Capital Goods
Joy Global, Inc.	300	17,931

Capital Markets — 2.2%
Bank of New York Co., Inc. (The)	8,900	320,756
Goldman Sachs Group, Inc.	2,400	376,704
Jefferies Group, Inc.	3,300	193,050
Lazard Ltd. (Class “A” Stock) (Bermuda)	5,700	252,225
Legg Mason, Inc.	2,000	250,660
Lehman Brothers Holdings, Inc.	1,800	260,154
Mellon Financial Corp.	5,100	181,560
Merrill Lynch & Co., Inc.	13,300	1,047,508
Schwab, (Charles) Corp.	26,400	454,344

		3,336,961

Chemicals — 0.5%
E.I. du Pont de Nemours & Co.	8,900	375,669
Mosaic Co. (The) *	14,600	209,510
Scotts Co. (The) (Class “A” Stock)	2,000	91,520
Valspar Corp. (The)	1,900	52,953

		729,652

Clothing & Apparel — 0.1%
Iconix Brand Group, Inc. *	5,230	76,096

Commercial Banks — 0.8%
Accredited Home Lenders Holding Co. *	1,900	97,242
Astoria Financial Corp.	2,450	75,852
Bank of America Corp.	14,090	641,659
BankUnited Financial Corp., (Class “A” Stock) *	2,000	54,080
Royal Bank of Scotland Group PLC (United Kingdom)	9,900	322,162

		1,190,995

Commercial Services & Supplies — 1.1%
Administaff, Inc.	2,600	141,336
Allied Waste Industries, Inc. *	6,000	73,440
Barrett Business Services, Inc.	4,150	112,050
FirstService Corp. (Canada)	4,380	107,704
Global Payments, Inc.	3,500	185,535
Laureate Education, Inc.	1,510	80,604
McGrath Rentcorp	3,357	100,912
PrivateBancorp, Inc.	2,760	114,512
Providence Service Corp.	1,910	62,113
Rollins, Inc.	5,370	108,689
Steiner Leisure Ltd.	2,190	88,695
Team, Inc.	900	29,934
Waste Management, Inc.	14,400	508,320

		1,713,844

Communication Equipment — 0.8%
Avaya, Inc. *	22,700	256,510
Cisco Systems, Inc. *	23,200	502,744
QUALCOMM, Inc.	8,500	430,185

		1,189,439

Computer Hardware
Radiant Systems, Inc. *	4,640	62,733

Computer Services & Software — 0.1%
Neoware,Inc. *	2,640	78,197
Radware Ltd *	3,580	63,115
The9 Ltd., ADR (China) *	2,200	65,450

		206,762

Computers & Peripherals — 0.5%
Apple Computer, Inc. *	5,400	338,688
Dell, Inc. *	10,800	321,408
M-Systems Flash Disk Pioneers (Israel) *	2,670	69,046
Optimal Group, Inc. (Class “A” Stock) (Canada)	6,160	89,505

		818,647

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance — 0.5%
American Express Co.	15,700	$825,035

Consumer Products & Services — 0.1%
Central Garden & Pet Co.	2,160	114,782
Elizabeth Arden, Inc. *	3,200	74,624

		189,406

Distribution/Wholesale
Building Material Holding Corp.	1,820	64,865

Diversified Financial Services — 1.9%
AmeriCredit Corp. *	5,000	153,650
Boston Private Financial Holdings, Inc.	2,860	96,639
Citigroup, Inc.	14,500	684,980
Countrywide Financial Corp.	4,100	150,470
Eaton Vance Corp.	4,800	131,424
GFI Group, Inc. *	1,670	86,690
JPMorgan Chase & Co.	7,500	312,300
Oriental Financial Group (Puerto Rico)	1,600	23,120
Portfolio Recovery Associates, Inc. *	1,800	84,294
Raymond James Financial, Inc.	4,875	144,105
Sterling Financial Corp. (WA)	2,400	69,600
Student Loan Corp. (The)	500	116,500
UBS AG, ADR (Switzerland)	7,500	824,775

		2,878,547

Electronic Equipment & Instruments — 0.5%
Agilent Technologies, Inc. *	10,200	383,010
Checkpoint Systems, Inc. *	3,600	96,768
FLIR Systems, Inc. *	6,100	173,301
Itron, Inc. *	1,430	85,586
Regal-Beloit Corp.	1,920	81,158

		819,823

Electronics — 0.1%
PNM Resources, Inc.	3,100	75,640

Energy — 0.1%
Headwaters, Inc. *	3,569	142,010

Energy Equipment & Services — 1.1%
GlobalSantaFe Corp.	8,200	498,150
Grey Wolf, Inc. *	7,850	58,404
Maverick Tube Corp. *	1,600	84,784
National-Oilwell Varco, Inc. *	2,200	141,064
Oil States International, Inc. *	2,230	82,175
Schlumberger Ltd. (Netherlands)	4,600	582,222
Transocean, Inc. *	3,300	264,990

		1,711,789

Exchange Traded Fund — 0.2%
iShares Russell 2000 Value Index Fund	4,200	313,530

Food & Staples Retailing — 0.8%
Kroger Co. (The) *	29,400	598,584
Wal-Mart Stores, Inc.	5,200	245,648
Whole Foods Market, Inc.	6,200	411,928

		1,256,160

Food Products — 0.3%
Cadbury Schweppes PLC, ADR (United Kingdom)	9,900	396,000

Gaming — 0.1%
Century Casinos, Inc.	7,510	79,906
Mikohn Gaming Corp.	7,680	73,498

		153,404

Healthcare Equipment & Supplies — 1.1%
Adeza Biomedical Corp. *	3,680	77,758
Alcon, Inc. (Switzerland)	4,300	448,318
Angiodynamics, Inc. *	2,060	61,924
Encore Medical Corp.	1,490	7,629
Immucor, Inc. *	2,580	74,020
LCA-Vision, Inc.	1,120	56,123
NuVasive, Inc. *	4,070	76,719
Orthovita, Inc.	14,440	59,782
PolyMedica Corp.	2,271	96,200
SonoSight, Inc.	1,350	54,864
Spectranetics Corp. (The)	7,750	91,605
St. Jude Medical, Inc. *	8,100	332,100
The Cooper Cos., Inc.	2,700	145,881

		1,582,923

Healthcare Providers & Services — 2.0%
American Healthcorp *	3,100	157,914
AMERIGROUP Corp. *	4,100	86,264
AMN Healthcare Services, Inc.	4,440	83,117
Caremark Rx, Inc. *	7,700	378,686
CIGNA Corp.	3,600	470,232
Covance, Inc. *	3,200	188,000
Five Star Quality Care, Inc.	8,510	92,674
Medco Health Solutions, Inc. *	4,116	235,517
Neurometrix, Inc. *	1,000	38,940
Pharmaceutical Product Development, Inc.	7,400	256,114
Solexa, Inc. *	4,960	49,501
Sunrise Senior Living, Inc. *	3,300	128,601
UnitedHealth Group, Inc.	8,700	485,982
WellPoint, Inc. *	4,100	317,463

		2,969,005

Hotels, Restaurants & Leisure — 1.3%
Brinker International, Inc.	2,300	97,175
CEC Entertainment, Inc. *	1,900	63,878
Cheesecake Factory, Inc. (The) *	5,300	198,485
GTECH Holdings Corp.	11,200	381,360
Hilton Hotels Corp.	4,900	124,754
Marriott International, Inc. (Class “A” Stock)	5,300	363,580
McDonald’s Corp.	5,800	199,288
Outback Steakhouse, Inc.	5,100	224,400
Scientific Games Corp. (Class “A” Stock)	4,220	148,249

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Sonic Corp. *	2,400	$84,312

		1,885,481

Household Durables — 0.3%
Harman International Industries, Inc.	1,800	200,034
Meritage Homes Corp. *	2,200	120,912
Snap-On, Inc.	2,500	95,300

		416,246

Household Products — 0.7%
Kimberly-Clark Corp.	5,400	312,120
Procter & Gamble Co.	12,888	742,578

		1,054,698

Independent Power Producers & Energy Traders — 0.3%
TXU Corp.	9,200	411,792

Industrial Conglomerates — 0.8%
General Electric Co.	23,400	813,852
Tyco International Ltd.	16,100	432,768

		1,246,620

Insurance — 1.9%
American International Group, Inc.	14,700	971,523
Amerisafe, Inc. *	8,940	107,280
Axis Capital Holdings Ltd.	8,500	254,150
Commerce Group, Inc.	1,700	89,828
Delphi Financial Group, Inc. (Class “A” Stock)	1,750	90,352
Genworth Financial, Inc., (Class “A” Stock)	5,100	170,493
Loews Corp. *	3,600	364,320
Montpelier Re Holdings Ltd. (Bermuda)	23,500	383,050
Navigators Group, Inc. *	2,140	106,144
Philadelphia Consolidated Holding Corp. *	5,800	198,012
Protective Life Corp.	1,200	59,688
State Auto Financial Corp.	200	6,742
United Fire & Casualty Co.	2,300	75,670

		2,877,252

Internet — 0.1%
Ctrip.com International Ltd., ADR (China) *	860	71,122
Equinix, Inc.	1,380	88,623
Health Grades, Inc. *	4,510	24,038

		183,783

Internet & Catalog Retail — 0.2%
Expedia, Inc. *	3,100	62,837
InterActiveCorp *	7,900	232,813

		295,650

Internet Software & Services — 2.1%
Cybersource Corp. *	4,870	54,349
Digitas, Inc.	6,160	88,704
eBay, Inc. *	20,400	796,824
Google, Inc. (Class “A” Stock) *	2,800	1,092,000
j2 Global Communications, Inc. *	2,630	123,610
Netflix.Com, Inc.*	2,880	83,491
Nutri System, Inc. *	1,970	93,615
Online Resources Corp. *	7,490	97,370
Openwave Systems, Inc. *	3,610	77,904
RADVision Ltd. (Israel) *	4,480	79,968
Yahoo!, Inc. *	17,800	574,228

		3,162,063

IT Services — 0.1%
First Data Corp.	2,600	121,732

Machinery & Equipment — 0.3%
Bucyrus International, Inc. (Class “A” Stock)	3,000	144,570
Flow International Corp. *	2,700	35,559
Gardner Denver, Inc.	950	61,940
Gehl Co. *	2,700	89,424
I D Systems, Inc. *	2,800	70,000
Intevac, Inc. *	3,010	86,628

		488,121

Manufacturing — 0.2%
Harsco Corp.	1,800	148,716
Hexel Corp. *	4,790	105,236

		253,952

Media — 1.1%
Comcast Corp. (Class “A” Stock) *	9,000	235,440
Getty Images, Inc. *	2,200	164,736
Liberty Global, Inc. (Class “A” Stock) *	972	19,897
Liberty Global, Inc. Series C	17,672	349,022
Marchex, Inc. (Class “B” Stock)	1,420	30,530
Viacom, Inc. (Class “B” Stock) *	8,820	342,216
Walt Disney Co. (The)	17,600	490,864

		1,632,705

Medical Supplies & Equipment
ResMed, Inc. *	1,020	44,860

Metals & Mining — 0.5%
Dynamic Materals, Inc.	1,000	35,640
Inco Ltd. (Canada) *	7,200	359,208
Phelps Dodge Corp.	4,300	346,279

		741,127

Office Equipment — 0.4%
School Specialty, Inc. *	2,100	72,450
Xerox Corp. *	31,700	481,840

		554,290

Oil, Gas & Consumable Fuels — 2.6%
Amerada Hess Corp.	2,200	313,280
Cabot Oil & Gas Corp.	4,800	230,064
Houston Exploration Co. *	2,100	110,670

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Hydril Co. *	1,010	$78,729
Nexen, Inc.	8,800	484,352
Occidental Petroleum Corp.	9,000	833,850
Oceaneering International, Inc. *	2,500	143,250
Petroleo Brasileiro SA, ADR (Brazil)	2,800	242,676
Suncor Energy, Inc. (Canada)	11,900	916,538
Superior Energy Services, Inc.	3,520	94,301
Swift Energy Co. *	2,600	97,396
Unit Corp. *	1,370	76,378
Valero Energy Corp.	3,900	233,142

		3,854,626

Pharmaceuticals — 2.0%
Adolor Corp.	1,500	35,700
Barr Pharmaceuticals, Inc. *	1,400	88,172
I-Flow Corp. *	4,580	61,006
Martrixx Initiatives. Inc. *	2,440	56,852
Novartis AG, ADR (Switzerland)	15,900	881,496
Pfizer, Inc.	15,300	381,276
Roche Holdings Ltd., ADR (Switzerland)	7,000	519,837
Sanofi-Aventis	3,900	371,010
Sanofi-Aventis, ADR (France)	7,200	341,640
United Therapeutics Corp. *	1,020	67,606
Vital Signs Inc.	2,170	119,198

		2,923,793

Railroads
American Railcar Industries, Inc.	1,900	66,633

Real Estate Investment Trust — 0.3%
Hovnanian Enterprises, Inc. (Class “A” Stock) *	3,400	149,362
KKR Financial Corp. *	4,340	97,346
SL Green Realty Corp.	1,400	142,100

		388,808

Retail — 1.4%
Chico’s FAS, Inc. *	9,400	382,016
Federated Department Stores, Inc.	5,600	408,800
Home Depot (The), Inc.	5,700	241,110
Lowe’s Cos., Inc.	5,500	354,420
Target Corp.	6,900	358,869
Urban Outfitters, Inc. *	5,400	132,516
Williams-Sonoma, Inc. *	5,200	220,480

		2,098,211

Semiconductors & Semiconductor Equipment — 1.8%
Anadigics, Inc. *	5,100	40,290
Broadcom Corp., (Class “A” Stock) *	13,050	563,238
GSI Lumonics, Inc. *	5,530	61,107
Intel Corp.	4,600	89,010
Marvell Technology Group Ltd. (Bermuda) *	9,600	519,360
Maxim Integrated Products, Inc.	13,200	490,380
Microsemi Corp. *	1,910	55,600
O2Micro International Ltd., *	8,070	85,784
SRS Labs, Inc.	11,400	68,628
Supertex, Inc. *	1,950	73,359
Texas Instruments, Inc.	16,300	529,261
Ultratech, Inc. *	1,610	39,413
Volterra Semiconductor Corp.	3,960	75,596

		2,691,026

Software — 2.2%
Adobe Systems, Inc.	16,400	572,688
Bottomline Technologies, Inc.	3,950	54,234
CA, Inc.	14,927	406,164
Concur Technologies, Inc.	3,550	65,781
Electronic Arts, Inc. *	7,900	432,288
Microsoft Corp.	28,500	775,485
NAVTEQ Corp. *	2,800	141,820
Pdf Solutions, Inc. *	4,610	87,221
Retalix Ltd.	2,940	72,677
SAP AG, ADR (Germany)	8,600	467,152
Synplicity, Inc.	8,940	57,752
Ultimate Software Group, Inc. *	3,090	79,876
Witness Systems, Inc.	2,460	62,484

		3,275,622

Technology — 0.1%
Sanmina-SCI Corp., Gtd. Notes *	21,900	89,790

Telecommunications — 0.5%
American Tower Corp., (Class “A” Stock) *	4,000	121,280
Dril-Quip, Inc. *	100	7,085
McLeodUSA, Inc.	1,043	2
Nokia Corp. (Class “A” Stock), ADR (Finland) *	28,300	586,376

		714,743

Telecommunications — 0.2%
Verizon Communications, Inc.	7,200	245,232

Textiles, Apparel & Luxury Goods — 0.7%
Cache, Inc. *	5,410	99,219
Coach, Inc. *	10,500	363,090
Jos. A. Bank Clothiers, Inc. *	1,450	69,528
NIKE, Inc. (Class “B” Stock)	4,300	365,930
Phillips-Van Heusen Corp.	3,800	145,198
Stein Mart, Inc.	3,900	67,938

		1,110,903

Tobacco — 0.4%
Altria Group, Inc.	7,700	545,622

Transportation — 0.2%
American Commercial Lines, Inc. *	2,610	123,192
Old Dominion Freight Line *	3,695	99,580
Vitran Corp., Inc. (Canada)	4,700	94,329

		317,101

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Utilities — 0.5%
Exelon Corp.	5,000	$264,500
Oneok, Inc.	2,800	90,300
Sempra Energy	7,100	329,866

		684,666

Wireless Telecommunication Services — 0.7%
Alltel Corp.	5,700	369,075
Sprint Nextel Corp.	19,126	494,216
Vodafone Group PLC, ADR (United Kingdom)	9,700	202,730

		1,066,021

TOTAL COMMON STOCKS (cost $47,325,730)		62,223,464

	Units	Value
RIGHTS*
United Mexican States, expiring 06/03/06	1,300,000	33,475
United Mexican States, expiring 06/01/07	1,300,000	18,200

TOTAL RIGHTS (cost $0)		51,675

WARRANTS*
Telecommunications
Mcleodusa, Inc.	2	2
XM Satellite Radio, Inc., 144A(g)	—	—

TOTAL WARRANTS (cost $0)		2

	Interest Rate	Maturity Date	Moody’s Ratings		Principal Amount (000)	Value
CORPORATE BONDS — 21.2%
Aerospace & Defense — 0.5%
Argo-Tech Corp., Sr. Notes	9.25%	06/01/11	B3		20	21,100
BE Aerospace, Inc., Sr. Sub. Notes	8.875%	05/01/11	Caa2		115	119,600
DRS Technologies, Inc., Gtd. Notes	7.625%	02/01/18	B3		50	51,500
Esterline Technologies, Sr. Sub. Notes	7.75%	06/15/13	B1		125	128,438
L-3 Communications Corp., Sr. Sub. Notes	7.625%	06/15/12	Ba3		175	180,687
Moog, Inc., Sr. Sub. Notes	6.25%	01/15/15	Ba3		100	98,500
Sequa Corp., Sr. Notes	8.875%	04/01/08	B1		100	104,250
Standard Aero Holdings, Inc., Sr. Sub. Notes	8.25%	09/01/14	Caa1		45	39,600

						743,675

Airlines — 0.1%
AMR Corp.,
Debs. Notes	10.00%	04/15/21	Caa2		50	44,375
Notes	10.40%	03/10/11	CCC	(d)	100	94,250
Continental Airlines Inc., Pass Thru Certs.	6.748%	03/15/17	Ba2		35	32,397

						171,022

Automobiles — 1.4%
DaimlerChrysler NA Holding Corp., Gtd. Notes	6.40%	05/15/06	A3		300	300,345
	5.10%	03/07/07	A3		600	600,214
Ford Motor Credit Co., Notes	7.875%	06/15/10	Baa3		430	403,111
General Motors Acceptance Corp., Notes	6.125%	09/15/06	Ba1		150	149,308
	6.875%	09/15/11 -08/28/12	Ba1		460	426,508
	6.75%	12/01/14	Ba1		155	139,532

						2,019,018

Automotive — 0.3%
Lear Corp., Gtd. Notes	8.11%	05/15/09	B2		135	125,550
TRW Automotive, Inc., Sr. Notes	9.375%	02/15/13	Ba3		113	122,181
Visteon Corp., Sr. Notes	8.25%	08/01/10	B3		160	132,000
	7.00%	03/10/14	B3		45	34,650

						414,381

Automotive Parts — 0.2%
Arvinmeritor, Inc., Notes	8.75%	03/01/12	Ba2		135	132,975
Goodyear Tire & Rubber Co. (The), Sr. Notes	9.00%	07/01/15	B3		50	50,750
Tenneco Automotive, Inc., Sec’d. Notes	8.625%	11/15/14	B3		50	50,000

						233,725

Banks — 0.1%
Kazkommerts International BV, Bank Gtd. Notes,144A	7.875%	04/07/14	Baa2		95	97,708
	7.00%	11/03/09	Baa2		40	40,480

						138,188

Building Materials
Goodman Global Holdings, Sr. Sub. Notes	7.875%	12/15/12	B3		25	24,688

Cable — 0.5%
Cablevision Systems Corp. Holdings, Inc., Sr. Notes, Series B	8.125%	07/15/09	B1		75	77,531
Cablevision Systems Corp., Sr. Notes	8.00%	04/15/12	B3		25	24,375
Callahan Nordrhein-Westfalen GMBH, Sr. Disc. Notes (Germany) (g)(i)(l)	Zero	07/15/10	NR		250	3

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Cable (cont’d.)
CanWest Media, Inc., Gtd. Notes (Canada) (l)	8.00%	09/15/12	B2	$75	$76,875
CCH I LLC, Sec’d. Notes	11.00%	10/01/15	Caa3	145	120,531
Charter Communications Holdings II, Sr. Notes	10.25%	09/15/10	Caa1	100	98,250
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Sr. Notes	10.75%	10/01/09	Ca	50	34,000
Charter Communications Operating LLC, Sr. Notes, 144A	8.375%	04/30/14	B2	50	49,875
Sr. Notes, 144A	8.00%	04/30/12	B2	20	19,900
Charter Communications, Inc., Holdings LLC, Co. Gtd. Notes	Zero	05/15/14	Ca	150	78,000
CSC Holdings, Inc.,
Sr. Notes	7.875%	12/15/07	B1	24	24,480
Debs. Notes	7.625%	07/15/18	B2	25	24,719
Debs., Ser. B	8.125%	07/15/09	B2	50	51,625
Sr. Notes	7.25%	07/15/08	B1	50	50,500
Sr. Notes, 144A	7.00%	04/15/12	B1	50	48,875

					779,539

Capital Goods — 1.3%
ALH Finance LLC, Sr. Sub. Notes	8.50%	01/15/13	B3	55	53,900
Allied Waste North America, Inc., Sec’d. Notes	8.50%	12/01/08	B2	145	152,431
Sec’d. Notes	5.75%	02/15/11	B2	60	57,150
Allied Waste North America, Inc., Sr. Notes Sr. Notes	7.875%	04/15/13	B2	50	52,188
Blount, Inc., Sr. Sub. Notes	8.875%	08/01/12	B3	200	208,000
Case New Holland, Inc., Sr. Notes	9.25%	08/01/11	Ba3	70	74,725
Columbus Mckinnon Corp., Sr. Sub Notes Sr. Sub Notes	8.875%	11/01/13	B3	50	52,500
Hertz Corp., Sr. Notes Sr. Notes, 144A	8.875%	01/01/14	B1	175	181,562
Hertz Corp., Sr. Sub. Notes Sr. Sub. Notes, 144A	10.50%	01/01/16	B3	100	108,500
Invensys PLC, Sr. Notes, 144A (United Kingdom) (l)	9.875%	03/15/11	B3	35	37,188
Johnson Diversified Holdings, Inc., Disc. Notes	Zero (v)	05/15/13	Caa1	50	43,250
Johnson Diversified, Inc., Gtd. Notes	9.625%	05/15/12	B3	30	30,788
Manitowoc Co., Sr. Sub. Notes	10.50%	08/01/12	B2	97	107,427
Mueller Group, Inc., Sr. Sub. Notes	10.00%	05/01/12	Caa1	30	32,850
Rexnord Corp., Gtd. Notes Gtd. Notes	10.125%	12/15/12	B3	100	109,750
Stena AB, Sr. Notes (Sweden) (l)	7.50%	11/01/13	Ba3	125	123,437
Terex Corp., Gtd. Notes	9.25%	07/15/11	Caa1	45	47,869
Gtd. Notes	7.375%	01/15/14	Caa1	75	76,875
Gtd. Notes	10.375%	04/01/11	Caa1	155	163,525
United Rentals NA, Inc., Sr. Sub. Notes	7.75%	11/15/13	Caa1	50	50,000
United Rentals North America, Inc., Sr. Sub. Notes	6.50%	02/15/12	B3	100	98,000
Valmont Industries, Inc., Gtd. Notes	6.875%	05/01/14	Ba3	125	124,687

					1,986,602

Chemicals — 0.9%
BCI US Finance Corp/Borden 2 Nova Scotia Finance ULC, Sec’d. Notes	10.10%	07/15/10	B3	60	61,200
Equistar Chemical Funding, Sr. Notes Sr. Notes	10.625%	05/01/11	B2	55	59,538
Equistar Chemicals LP, Gtd. Notes	10.125%	09/01/08	B2	95	100,937
Hexion US Financecorp. Nova Scotia Finance ULC, Sec’d. Notes Notes	9.00%	07/15/14	B3	50	51,500
Huntsman International LLC, Gtd. Notes	10.125%	07/01/09	B3	11	11,275
Huntsman LLC, Gtd. Notes	11.625%	10/15/10	Ba3	150	169,875
IMC Global, Inc., Debs. Notes Debs. Notes	6.875%	07/15/07	B1	100	100,750
IMC Global, Inc., Gtd. Notes Gtd. Notes	10.875%	06/01/08	Ba3	125	136,562
IMC Global, Inc., Sr. Notes Sr. Notes	10.875%	08/01/13	Ba3	35	40,075
Koppers, Inc., Gtd. Notes	9.875%	10/15/13	B2	102	111,690
Lyondell Chemical Co., Gtd. Notes Gtd. Notes	10.50%	06/01/13	B1	75	83,063
Lyondell Chemical Co., Sec’d. Notes Sec’d. Notes	9.625%	05/01/07	B1	100	103,250
	11.125%	07/15/12	B1	50	54,875
Nalco Co., Sr. Notes Sr. Notes	7.75%	11/15/11	B2	130	131,625
Nalco Co., Sr. Sub. Notes Sr. Sub. Notes	8.875%	11/15/13	Caa1	15	15,600
OM Group, Inc., Gtd. Notes	9.25%	12/15/11	Caa1	35	36,225
Rhodia SA, Sr. Sub. Notes (France) (l)	8.875%	06/01/11	Caa1	78	80,340
Rockwood Specialties, Inc., Sr. Sub. Notes Sr. Sub. Notes.	10.625%	05/15/11	B3	36	39,510

					1,387,890

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Consumer Products & Services — 0.3%
Dycom Industries, Inc., Notes Notes	8.125%	10/15/15	Ba3	$50	$51,500
Levi Strauss & Co., Gtd. Notes	12.25%	12/15/12	Caa2	75	85,219
Mac-Gray Corp., Sr. Notes	7.625%	08/15/15	B1	50	51,000
Playtex Products, Inc., Gtd. Notes	9.375%	06/01/11	Caa2	75	78,375
Service Corp. International US, Sr. Notes, 144A	7.00%	06/15/17	Ba3	125	127,187
Simmons Bedding, Co., Sr. Sub. Notes	7.875%	01/15/14	Caa1	75	72,563

					465,844

Containers — 0.1%
Crown Americas LLC, Sr. Notes, 144A	7.625%	11/15/13	B1	100	103,500

Containers & Packaging — 0.6%
Berry Plastics Corp., Gtd. Notes	10.75%	07/15/12	B3	100	110,000
Covalence Specialty Mate, Sr. Sub. Notes, 144A	10.25%	03/01/16	B3	75	78,750
Graham Packaging Co., Gtd. Notes	8.50%	10/15/12	Caa1	60	60,600
Graham Packaging Co., Sub. Notes	9.875%	10/15/14	Caa2	100	101,250
Graphic Packaging International Corp., Sr. Sub. Notes	9.50%	08/15/13	B3	50	46,750
Greif, Inc., Gtd. Notes	8.875%	08/01/12	B1	175	186,375
Owens Brockway Glass Container, Inc., Notes	8.75%	11/15/12	B1	240	256,800
Silgan Holdings, Inc., Sr. Sub. Notes	6.75%	11/15/13	B1	90	90,000

					930,525

Diversified Financial Services
K&F Acquisition, Inc., Gtd. Notes, PIK	7.75%	11/15/14	Caa1	50	50,625

Electric — 1.7%
AES Corp.,
Sr. Notes	9.375%	09/15/10	B1	275	299,750
Sr. Notes	9.50%	06/01/09	B1	25	26,938
AES Eastern Energy LP Pass-Through Certificates, Series 99-A	9.00%	01/02/17	Ba1	37	41,665
Allegheny Energy Supply Co. LLC, Notes, 144A	8.25%	04/15/12	Ba3	50	54,813
Aquila Inc., Sr. Notes	9.95%	02/01/11	B2	55	60,913
CMS Energy Corp., Sr. Notes	7.50%	01/15/09	B1	70	72,012
Sr. Notes	8.50%	04/15/11	B1	50	54,000
Dynegy Holdings, Inc.,
Sec’d. Notes, 144A	9.875%	07/15/10	B3	50	54,992
Sec’d. Notes, 144A	10.125%	07/15/13	B3	205	234,868
Dynegy Holdings, Inc., Sr. Unsec’d. Notes, 144A	8.375%	05/01/16	B2	105	104,475
Edison Mission Energy, Sr. Notes	7.73%	06/15/09	B1	50	51,250
Empresa Nacional de Electricidad SA, Notes (Chile) (l)	8.625%	08/01/15	Ba1	55	62,728
Empresa Nacional de Electricidad SA, Unsub. Notes (Chile) (l)	8.35%	08/01/13	Ba1	110	121,746
Homer City Funding LLC, Gtd. Notes	8.137%	10/01/19	Ba2	47	50,878
Midland Funding II, Bonds	13.25%	07/23/06	Ba3	129	131,541
Midwest Generation LLC, Sec’d. Notes	8.30%	07/02/09	B1	35	36,165
Sec’d. Notes	8.75%	05/01/34	B1	75	81,187
Pass-Through Certificates , Series A	8.56%	01/02/16	B1	76	81,545
Mirant North America LLC, Sr. Notes, 144A	7.375%	12/31/13	NR	125	127,500
Nevada Power Co., Notes	10.875%	10/15/09	Ba1	3	3,235
Nevada Power, Ref. Mtge. Bonds	6.50%	04/15/12	Ba1	50	50,962
NRG Energy, Inc., Sr. Notes	7.375%	02/01/16	B1	185	188,931
Orion Power Holdings, Inc., Sr. Notes	12.00%	05/01/10	B2	40	45,100
Reliant Energy, Inc., Sec’d. Notes	9.50%	07/15/13	B1	140	140,175
Sierra Pacific Resources, Sr. Notes	8.625%	03/15/14	B1	40	43,417
TECO Energy, Inc., Notes	7.50%	06/15/10	Ba2	175	184,187
TXU Corp., Sr. Notes	6.50%	11/15/24	Ba1	50	45,571
Utilicorp Canada Finance Corp., Gtd. Notes (Canada) (l)	7.75%	06/15/11	B2	40	41,300

					2,491,844

Electric Utilities — 0.2%
PPL Capital Funding, Inc., Trust I, Gtd. Notes	7.29%	05/18/06	Ba1	275	275,520

Energy — 0.5%
Chesapeake Energy Corp.,
Sr. Notes	6.375%	06/15/15	Ba2	200	196,750
Sr. Notes, 144A	6.50%	08/15/17	Ba2	100	98,750
Compton Petroleum Corp., Sr. Notes	7.625%	12/01/13	B2	25	25,000
Forest Oil Corp., Sr. Notes	8.00%	06/15/08	Ba3	40	41,500

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)		Value
CORPORATE BONDS (Continued)
Energy (cont’d.)
Goodman Global Holdings, Sr. Notes	7.491%	06/15/12	B2		60	61,050
Kerr-McGee Corp., Sr. Notes	6.95%	07/01/24	Ba3		75	76,297
Newfield Exploration Co., Sr. Sub Notes	6.625%	04/15/16	Ba3		125	124,844
Pioneer Natural Resources Co., Sr. Notes	5.875%	07/15/16	Baa3		100	94,767
Pogo Producing Co., Sr. Sub Notes	6.875%	10/01/17	Ba3		25	24,687

						743,645

Energy-Other — 0.3%
Encore Acquisition Corp., Sr. Notes	6.25%	04/15/14	B2		25	23,937
Houston Exploration Co., Sr. Sub. Notes	7.00%	06/15/13	B2		25	24,250
Magnum Hunter Resources, Inc., Gtd. Notes	9.60%	03/15/12	Ba3		10	10,725
Newfield Exploration Co., Sr. Sub. Notes	8.375%	08/15/12	Ba3		50	53,500
Parker Drilling Co., Sr. Notes	9.625%	10/01/13	B2		175	194,250
Premcor Refining Group, Inc., Gtd. Notes	9.50%	02/01/13	Baa3		100	110,833
Pride International, Inc., Sr. Notes	7.375%	07/15/14	Ba2		25	26,250
Vintage Petroleum, Inc., Sr. Notes	8.25%	05/01/12	Ba3		50	53,174

						496,919

Financial Services
European Investment Bank, Notes (Japan)	3.00%	09/20/06	NR	JPY	2,000	17,212
Residential Capital Corp., Sr. UnSec’d. Notes	6.375%	06/30/10	Baa3		$50	$50,371

						67,583

Foods — 0.3%
Agrilink Foods, Inc., Gtd. Notes	11.875%	11/01/08	B3		25	25,500
Ahold Finance USA, Inc., Sr. Notes	8.25%	07/15/10	Ba2		25	26,500
Del Monte Corp., Sr. Sub Notes	8.625%	12/15/12	B2		85	89,781
Delhaize America, Inc., Gtd. Notes	8.125%	04/15/11	Ba1		80	86,363
Dole Foods Co. Inc., Gtd. Notes	7.25%	06/15/10	B2		35	32,988
Dole Foods Co., Inc., Sr. Notes	8.625%	05/01/09	B2		38	38,190
National Beef Packaging Co., LLC Sr. Notes	10.50%	08/01/11	B3		50	50,500
Smithfield Foods, Inc., Sr. Notes	8.00%	10/15/09	Ba2		70	72,975
	7.00%	08/01/11	Ba2		20	19,900
Stater Brothers Holdings, Inc., Sr. Notes	8.125%	06/15/12	B1		25	24,969

						467,666

Gaming — 1.1%
Aztar Corp., Sr. Sub. Notes	7.875%	06/15/14	Ba3		95	102,837
Boyd Gaming Corp., Sr. Sub. Notes	8.75%	04/15/12	B1		90	96,075
CCM Merger, Inc., Notes, 144A	8.00%	08/01/13	B3		75	74,625
Greektown Holdings LLC., Sr. Notes, 144A	10.75%	12/01/13	B3		75	77,250
Kerzner International Ltd., Sr. Sub. Notes	6.75%	10/01/15	B2		100	105,250
MGM Mirage, Inc.,
Sr. Notes, 144A	6.875%	04/01/16	Ba2		50	49,563
Gtd. Notes	9.75%	06/01/07	Ba3		105	109,331
Gtd. Notes	6.00%	10/01/09	Ba2		155	152,675
Gtd. Notes	6.625%	07/15/15	Ba2		215	211,506
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	8.00%	04/01/12	Ba3		70	73,325
Sr. Sub. Notes	6.375%	07/15/09	Ba3		50	49,750
Park Place Entertainment Corp.,
Sr. Sub. Notes	9.375%	02/15/07	Ba1		45	46,406
Sr. Sub. Notes	8.125%	05/15/11	Ba1		25	27,188
Sr. Sub. Notes	8.875%	09/15/08	Ba1		40	42,800
Penn National Gaming, Inc., Sr. Sub. Notes	6.75%	03/01/15	B3		25	25,000
Station Casinos, Inc.,
Sr. Notes, 144A	6.00%	04/01/12	Ba2		100	98,625
Sr. Sub. Notes, 144A	6.875%	03/01/16	Ba3		25	25,125
Sr. Sub. Notes, 144A	6.625%	03/15/18	Ba3		25	24,438
Trump Entertainment Resorts, Inc., Sec’d. Notes	8.50%	06/01/15	Caa1		105	102,113
Wynn Las Vegas LLC, Notes	6.625%	12/01/14	B2		110	106,837

						1,600,719

Healthcare & Pharmaceuticals — 1.8%
Accellant, Inc., Gtd. Notes	10.50%	12/01/13	Caa1		225	240,187
Alliance Imaging, Inc., Sr. Sub. Notes	7.25%	12/15/12	B3		25	21,688
Angiotech Pharmaceutical, Sr. Sub Notes, 144A (Canada) (l)	7.75%	04/01/14	B2		50	50,500
Concentra Operating Corp., Gtd. Notes	9.125%	06/01/12	B3		50	52,375
	9.50%	08/15/10	B3		50	52,500
Coventry Health Care, Inc., Sr. Notes	8.125%	02/15/12	Ba1		75	78,750

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Healthcare & Pharmaceuticals (cont’d.)
Elan Finance PLC, Sr. Notes	8.749%	11/15/11	B3	30	29,550
	7.75%	11/15/11	B3	120	113,700
Fresenius Medical Care Capital Trust II, Gtd. Notes	7.875%	02/01/08	NR	150	153,750
HCA, Inc.,
Debs. Notes	7.125%	06/01/06	Ba2	100	100,244
Debs. Notes	6.75%	07/15/13	Ba2	50	49,817
Notes	6.25%	02/15/13	Ba2	50	48,501
Notes	9.00%	12/15/14	Ba2	50	56,589
Debs. Notes	8.36%	04/15/24	Ba2	100	104,852
Deb. Notes	7.50%	11/06/33	Ba2	75	73,438
Notes	5.50%	12/01/09	Ba2	50	48,714
Iasis Healthcare LLC, Sr. Sub. Notes	8.75%	06/15/14	B3	100	100,000
Inverness Medical Innovations, Inc., Sr. Sub. Notes	8.75%	02/15/12	Caa3	60	59,100
Medco Health Solutions, Inc., Sr. Notes	7.25%	08/15/13	Ba1	55	59,219
MedQuest, Inc., Gtd. Notes	11.875%	08/15/12	Caa1	25	18,875
Mylan Laboratories, Inc., Gtd. Notes	6.375%	08/15/15	Ba1	75	75,375
Omnicare, Inc., Sr. Sub. Notes	6.875%	12/15/15	Ba3	100	99,750
Res-Care, Inc., Gtd. Notes, 144A	7.75%	10/15/13	B1	100	100,500
Select Medical Corp., Gtd. Notes	7.625%	02/01/15	B3	35	31,588
Senior Housing Properties Trust, Sr. Notes	8.625%	01/15/12	Ba2	50	55,000
Skilled Health Care Group., Sr. Sub. Notes, 144A	11.00%	01/15/14	Caa1	200	208,000
Tenet Healthcare Corp., Sr. Notes, 144A	9.25%	02/01/15	B3	50	50,125
Vanguard Health Holdings Co. LLC, Sr. Sub. Notes	9.00%	10/01/14	Caa1	90	92,025
Ventas Realty LP, Sr. Notes	9.00%	05/01/12	Ba3	85	95,413
Sr. Notes	6.625%	10/15/14	Ba3	75	75,000
Sr. Notes	7.125%	06/01/15	Ba3	75	77,063
Warner Chilcott Corp., Gtd. Notes, 144A	9.25%	02/01/15	Caa1	175	173,687

					2,645,875

Home Construction — 0.4%
D.R. Horton, Inc., Sr. Notes	7.875%	08/15/11	Ba1	200	214,017
K Hovnanian Enterprises, Inc., Gtd. Notes	6.25%	01/15/15	Ba1	50	45,810
K Hovnanian, Gtd. Notes	7.50%	05/15/16	Ba1	50	49,293
KB Home, Sr. Sub. Notes	8.625%	12/15/08	Ba2	80	84,380
Nortek, Inc., Sr. Sub. Notes	8.50%	09/01/14	Caa1	100	101,750
Standard-Pacific Corp., Sr. Notes	6.50%	08/15/10	Ba2	125	119,375

					614,625

Hotels & Motels
Hilton Hotels Corp., Notes	7.625%	12/01/12	Ba2	25	26,571

Industrial Conglomerates — 0.4%
General Electric Capital Corp., Sr. Unsec’d. Notes (Japan)	1.40%	11/02/06	NR	JPY 74,000	633,158

Lodging — 0.7%
Felcor Lodging LP, Gtd. Notes	9.00%	06/01/11	B1	$50	$54,750
Felcor Lodging LP, Sr. Notes	8.83%	06/01/11	B1	50	51,812
Felcor Suites LP, Gtd. Notes	7.625%	10/01/07	B1	75	76,594
Gaylord Entertainment Co., Sr. Notes	8.00%	11/15/13	B3	25	26,063
HMH Properties, Inc., Gtd. Notes, Series B	7.875%	08/01/08	Ba3	12	12,090
Host Marriott LP,
Gtd. Notes	9.50%	01/15/07	Ba3	150	154,125
Sr. Notes	7.125%	11/01/13	Ba3	85	86,487
Sr. Notes	7.00%	08/15/12	Ba3	100	102,125
Sr. Notes, 144A	6.75%	06/01/16	Ba2	75	74,906
ITT Corp., Debs.	7.375%	11/15/15	Ba1	85	91,800
Royal Caribbean Cruises Ltd.,
Sr. Notes	8.00%	05/15/10	Ba1	50	53,467
Debs.	7.25%	03/15/18	Ba1	45	47,154
Sr. Notes	6.875%	12/01/13	Ba1	10	10,282
Starwood Hotels & Resorts Worldwide, Inc.,
Gtd. Notes	7.875%	05/01/12	Ba1	55	59,812
Gtd. Notes	7.375%	05/01/07	Ba1	120	122,100

					1,023,567

Media & Entertainment — 1.5%
AMC Entertainment, Inc.,
GTD. Notes	8.625%	08/15/12	B2	75	78,375
Sr. Sub. Notes	8.00%	03/01/14	B3	35	31,238
Dex Media East LLC, Gtd. Notes	12.125%	11/15/12	B2	151	172,517

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Media & Entertainment (cont’d.)
Dex Media West LLC, Sr. Sub. Notes	9.875%	08/15/13	B2	159	175,894
Dex Media, Inc., Notes	8.00%	11/15/13	B3	70	72,100
DirecTV Holdings LLC, Sr. Notes	6.375%	06/15/15	Ba2	102	100,725
Echostar DBS Corp.,
Gtd. Notes, 144A	6.625%	10/01/14	Ba3	75	72,469
Gtd. Notes, 144A	7.125%	02/01/16	Ba3	75	73,781
Gray Television, Inc., Gtd. Notes	9.25%	12/15/11	Ba3	125	132,500
Intelsat Bermuda Ltd., Sr. Notes (Bermuda) (l)	8.25%	01/15/13	B2	140	142,450
Intrawest Corp., Sr. Notes (Canada) (l)	7.50%	10/15/13	B1	75	76,031
Medianews Group, Inc., Sr. Sub. Notes	6.875%	10/01/13	B2	75	69,750
Morris Publishing Group LLC, Co., Gtd. Notes	7.00%	08/01/13	Ba3	25	23,594
New Skies Satellites, Sr. Notes	9.573%	11/01/11	B3	25	25,750
Sr. Notes	9.125%	11/01/12	Caa1	25	26,813
Primedia, Inc., Sr. Notes	10.124%	05/15/10	B2	75	76,125
Quebecor Media, Sr. Notes, 144A (Canada) (l)	7.75%	03/15/16	B2	60	61,650
R.H. Donnelley Corp., Sr. Notes, 144A	8.875%	01/15/16	Caa1	100	104,000
R.H. Donnelley Finance Corp., Sr. Sub. Notes, 144A	10.875%	12/15/12	B2	150	166,312
Sinclair Broadcast Group, Inc., Gtd. Notes	8.00%	03/15/12	B2	50	51,000
Six Flags, Inc., Sr. Notes	9.625%	06/01/14	Caa1	35	35,263
Sun Media Corp., Gtd. Notes (Canada) (l)	7.625%	02/15/13	Ba3	175	180,250
Universal City Florida, Holding Co., Sr. Notes	8.375%	05/01/10	B3	75	75,562
Vail Resorts, Inc., Sr. Sub Notes	6.75%	02/15/14	B2	60	59,250
Vertis, Inc., Notes	9.75%	04/01/09	B3	105	107,625

					2,191,024

Metals — 1.0%
AK Steel Corp., Gtd. Notes	7.75%	06/15/12	B1	60	60,675
Arch Western Finance LLC, Sr. Notes	6.75%	07/01/13	Ba3	125	124,063
Century Aluminum Co., Sr. Notes	7.50%	08/15/14	B1	50	52,000
Chaparral Steel Co. Gtd. Notes	10.00%	07/15/13	B1	130	144,950
CSN Islands VII Corp., Gtd. Notes, 144A	10.75%	09/12/08	B1	80	87,600
Foundation PA Coal Co., Sr. Notes	7.25%	08/01/14	B1	75	76,125
Gerdau Ameristeel Corp., Sr. Notes (Canada) (l)	10.375%	07/15/11	Ba3	100	109,750
Indalex Holding, Sec’d. Notes, 144A	11.50%	02/01/14	B3	45	44,100
Ispat Inland UlC, Notes (Canada) (l)	9.75%	04/01/14	Baa3	89	100,681
Jorgensen Earle M. Co., Sec’d. Notes	9.75%	06/01/12	B1	125	135,000
Metals USA, Inc., Sec’d. Sec’d. Notes, 144A	11.125%	12/01/15	B3	125	137,500
Novelis, Inc., Sr. Notes, 144A (Canada) (l)	7.25%	02/15/15	B1	100	96,000
Oregon Steel Mills, Inc., Gtd. Notes	10.00%	07/15/09	Ba3	100	106,000
Ryerson Tull, Inc., Sr. Notes	8.25%	12/15/11	B2	45	44,775
United States Steel LLC, Sr. Notes	10.75%	08/01/08	Ba2	50	55,000
Sr. Notes	9.75%	05/15/10	Ba2	50	54,000

					1,428,219

Oil & Field Services — 0.1%
Allis-Chalmers Energy, Inc., Sr. Notes, 144A	9.00%	01/15/14	B3	50	49,250
Hanover Compressor Co., Sr. Notes	7.50%	04/15/13	B3	100	100,000

					149,250

Oil & Gas Exploration/Production — 0.4%
Pemex Project Funding Master Trust, Gtd. Notes	8.625%	02/01/22	Baa1	250	295,000
	9.50%	03/30/18	Baa1	250	307,500

					602,500

Paper — 0.6%
Abitibi-Consolidated, Inc.,
Notes	8.375%	04/01/15	Ba3	125	121,875
Notes	5.25%	06/20/08	Ba3	50	47,750
Ainsworth Lumber Co. Ltd.,
Sr. Notes	6.75%	03/15/14	B2	25	21,688
Gtd. Notes	7.25%	10/01/12	B2	60	54,300
Bowater Canada Finance, Gtd. Notes (Canada) (l)	7.95%	11/15/11	B1	25	24,938
Caraustar Industries, Inc., Sr. Sub. Notes	9.875%	04/01/11	Caa1	25	26,281
Cascades, Inc., Sr. Notes (Canada) (l)	7.25%	02/15/13	Ba3	95	89,300
Catalyst Paper Corp.,
Gtd. Notes	8.625%	06/15/11	B1	25	25,125
Sr. Notes	7.375%	03/01/14	B1	25	23,625
Cellu Tissue Holdings, Inc., Sec’d. Notes	9.75%	03/15/10	B2	125	125,312

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Paper (cont’d.)
Georgia-Pacific Corp., Notes	8.125%	05/15/11	Ba2	30	31,200
Graphic Packaging International Corp., Sr. Notes	8.50%	08/15/11	B2	50	49,500
Jefferson Smurfit Corp., Gtd. Notes	8.25%	10/01/12	B2	35	34,344
Millar Western Forest Products Ltd, Sr. Notes (Canada) (l)	7.75%	11/15/13	B2	55	42,350
Norampac, Inc., Sr. Notes (Canada) (l)	6.75%	06/01/13	Ba2	30	28,575
Smurfit-Stone Container Enterprises, Inc., Sr. Notes	9.75%	02/01/11	B2	25	25,687
Sr. Notes	8.375%	07/01/12	B2	25	24,625
Tembec Industries, Inc., Gtd. Notes (Canada) (l)	7.75%	03/15/12	B3	95	53,675

					850,150

Pipelines & Other — 1.4%
Amerigas Partners, Sr. Notes	7.125%	05/20/16	B1	50	49,750
El Paso Corp., Sr. Notes	7.00%	05/15/11	Caa1	465	466,744
Sr. Notes	7.80%	08/01/31	Caa1	100	100,500
El Paso Production Holding Co., Gtd. Notes	7.75%	06/01/13	B3	150	155,437
Ferrellgas Partners LP/Ferrellgas Partners Finance, Sr. Notes	8.75%	06/15/12	B2	200	202,500
Inergy LP Inergy Finance Corp., Sr. Notes	6.875%	12/15/14	B1	50	47,500
Pacific Energy Partners LP, Sr. Notes	7.125%	06/15/14	Ba2	25	25,438
Targa Resources, Inc., Gtd. Notes, 144A	8.50%	11/01/13	B2	125	130,000
Tennessee Gas Pipeline Co., Debs. Notes	7.00%	03/15/27 -10/15/28	B1	140	140,393
Deb. Notes	7.625%	04/01/37	B1	145	151,636
Transmontaigne, Inc., Sr. Sub. Notes	9.125%	06/01/10	B3	35	37,187
Williams Cos., Inc.,
Notes	7.125%	09/01/11	B1	225	231,469
Notes	8.125%	03/15/12	B1	65	69,794
Notes	6.375%	10/01/10	B1	350	346,500

					2,154,848

Real Estate Investment Trust
Senior Housing Properties Trust, Sr. Notes	7.875%	04/15/15	Ba2	33	34,485

Restaurants
Carrols Corp., Gtd. Notes	9.00%	01/15/13	B3	50	50,250
Dominos, Inc., Sr. Sub. Notes	8.25%	07/01/11	B2	18	18,450

					68,700

Retail & Merchandising — 0.6%
Asbury Automotive Group Inc., Sr. Sub. Notes	8.00%	03/15/14	B3	25	25,063
GSC Holdings Corp., Gtd. Notes, 144A	8.00%	10/01/12	Ba3	75	74,437
JC Penney Co., Inc., Debs. Notes	7.40%	04/01/37	Baa3	135	145,558
Neiman Marcus Group, Inc., Gtd. Notes, 144A	10.375%	10/15/15	B3	100	106,250
Pantry, Inc., (The), Sr. Sub. Notes	7.75%	02/15/14	B3	85	86,487
Rite Aid Corp., Sec’d. Notes	8.125%	05/01/10	B2	50	51,063
Rite Aid Corp., Gtd. Notes	7.50%	01/15/15	B2	100	97,000
Sonic Automotive, Inc., Sr. Sub. Notes	8.625%	08/15/13	B2	40	40,000
Steinway Musical Instruments, Sr. Notes, 144A	7.00%	03/01/14	Ba3	125	125,000
Stripes Acquisition, LLC, Sr. Notes, 144A	10.625%	12/15/13	B2	50	52,437

					803,295

Technology — 0.7%
Amkor Technology, Inc., Sr. Notes	7.125%	03/15/11	Caa1	25	23,000
Avago Technologies Financial,
Sr. Notes, 144A	10.125%	12/01/13	B3	85	91,269
Sr. Sub. Notes, 144A	11.875%	12/01/15	Caa2	70	75,950
Flextronics International, Ltd. Sr. Sub. Notes (Singapore) (l)	6.25%	11/15/14	Ba2	50	49,000
Freescale Semiconductor, Inc., Sr. Notes	6.875%	07/15/11	Ba2	100	102,250
Iron Mountain, Inc., Gtd. Notes	8.625%	04/01/13	Caa1	95	98,800
Nortel Networks Corp., Gtd. Notes (Canada) (l)	4.25%	09/01/08	B3	25	23,594
Sanmina - SCI Corp.,
Gtd. Notes	6.75%	03/01/13	B1	15	14,288
Sr. Sub. Notes	8.125%	03/01/16	B1	75	75,750
Seagate Technology HDD Holdings, Gtd. Notes	8.00%	05/15/09	Ba2	150	155,812
Serena Software, Inc., Sr. Sub. Notes, 144A	10.375%	03/15/16	Caa1	95	99,750
Spansion LLC, Sr. Notes, 144A	11.25%	01/15/16	Caa1	50	48,000
Sungard Data Systems, Inc.,
Sr. Unsec’d. Notes, 144A	9.125%	08/15/13	B3	25	26,437
Sr. Sub. Notes, 144A	10.25%	08/15/15	Caa1	160	168,400

					1,052,300

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Telecommunications — 1.2%
Unisys Corp., Sr. Notes	8.00%	10/15/12	Ba3	$20	$19,650
Xerox Corp., Sr. Unsec’d. Notes	6.40%	03/15/16	Ba2	50	49,625
Alamosa Delaware, Inc.,
Sr. Notes	11.00%	07/31/10	Caa1	50	55,625
Sr. Notes	8.50%	01/31/12	Caa1	25	26,938
Centennial Communications Corp.,
Notes	8.125%	02/01/14	B3	25	25,500
Sr. Notes	10.00%	01/01/13	Caa2	25	25,969
Cincinnati Bell, Inc., Sr. Sub. Notes	8.375%	01/15/14	B3	45	45,731
Citizens Communications Co.,
Sr. Notes	6.25%	01/15/13	Ba3	40	38,900
Sr. Notes	9.25%	05/15/11	Ba3	105	115,237
Citizens Communications, Sr. Notes	9.00%	08/15/31	Ba3	25	26,719
Dobson Cellular Systems,
Sec’d. Notes	9.43%	11/01/11	B1	25	25,875
Sec’d. Notes	8.375%	11/01/11	B1	50	52,875
Dobson Communications Corp., Sr. Notes	8.85%	10/15/12	Caa2	10	9,925
Eircom Funding, Gtd. Notes (Ireland) (l)	8.25%	08/15/13	B1	40	43,050
Hawaiian Telcom Communications, Inc., Sr. Notes, 144A	9.75%	05/01/13	B3	25	25,125
Level 3 Financing, Inc., Sr. Notes, 144A	12.25%	03/15/13	Caa1	75	77,625
Qwest Capital Funding, Inc., Gtd. Notes	6.875%	07/15/28	B3	50	48,000
Qwest Communications International, Inc., Gtd. Notes	7.50%	02/15/14	B3	50	51,500
Qwest Corp.,
Sr. Notes	7.625%	06/15/15	Ba3	500	531,250
Debs.	7.50%	06/15/23	Ba3	75	76,219
Sr. Notes	7.875%	09/01/11	Ba3	150	160,125
Rogers Wireless, Inc., Sec’d. Notes (Canada) (l)	9.625%	05/01/11	Ba3	95	109,131
Rural Cellular Corp., Sr. Notes	9.875%	02/01/10	Caa1	50	53,375
UbiquiTel Operating Co., Sr. Notes	9.875%	03/01/11	Caa1	75	81,937
US Unwired, Inc., Series B, Sec’d. Notes	9.16%	06/15/10	B2	25	25,750

					1,801,656

TOBACCO
RJ Reynolds Tobacco Holdings, Inc., Notes	6.50%	07/15/10	Ba2	25	25,188

TOTAL CORPORATE BONDS (cost $31,258,388)					31,698,529

U.S. GOVERNMENT MORTGAGE BACKED
OBLIGATIONS — 17.0%
Federal Home Loan Mortgage Corp.	5.50%	TBA	2,000		1,952,500
Federal Home Loan Mortgage Corp.	5.199%	11/15/30	19		19,441
Federal National Mortgage Assoc.	6.50%	06/01/18 - 10/01/32	400		410,621
Federal National Mortgage Assoc.	4.50%	03/01/35 - 09/01/35	4,536		4,185,697
Federal National Mortgage Assoc.	5.50%	02/01/35 - 05/11/36	12,378		12,086,402
Federal National Mortgage Assoc.	6.273%	08/01/29	48		48,655
Federal National Mortgage Assoc.	6.875%	08/01/09	937		967,650
Federal National Mortgage Assoc.	4.63%	05/01/36	232		233,027
Federal National Mortgage Assoc.	6.00%	11/01/32	10		10,291
Federal National Mortgage Assoc.	4.00%	09/01/18 - 06/01/20	5,514		5,163,082
Federal National Mortgage Assoc.	5.00%	01/01/19	153		149,233
Government National Mortgage Assoc.	8.50%	02/20/26 - 04/20/31	48		52,218
Government National Mortgage Assoc.	8.50%	04/20/26	—	(r)	1,050
Government National Mortgage Assoc.	8.00%	08/20/31	6		6,014
Government National Mortgage Assoc.	4.75%	08/20/24	9		9,073
Government National Mortgage Assoc.	4.375%	04/20/27	106		106,866
Government National Mortgage Assoc.	5.125%	10/20/27 - 11/20/29	86		86,936

TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $26,181,432)					25,488,756

U.S. TREASURY OBLIGATIONS — 4.8%
U.S. Treasury Bonds	7.875%	02/15/21	1,000		1,290,938
U.S. Treasury Bonds	3.125%	01/31/07	100		98,590
U.S. Treasury Bonds	3.375%	02/15/08	200		194,797
U.S. Treasury Bonds	4.00%	04/15/10	100		96,973
U.S. Treasury Bonds	6.125%	08/15/29	100		114,648
U.S. Treasury Bonds, TIPS	3.375%	01/15/07	1,600		2,024,155
U.S. Treasury Notes	3.625%	01/15/10	200		191,734
U.S. Treasury Notes	3.50%	02/15/10	300		285,984
U.S. Treasury Notes	3.75%	03/31/07	700		692,399
U.S. Treasury Notes	4.25%	10/15/10 - 01/15/11	1,200		1,170,813
U.S. Treasury Notes	4.50%	11/15/10	1,000		986,562

TOTAL U.S. TREASURY OBLIGATIONS (cost $7,234,556)					7,147,593

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Ratings	Principal Amount (000)		Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.8%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2	5.416%	05/25/35		Aaa		229	226,853
Commercial Mortgage Pass Through Certificates, Series 2005-F10A, Class Moa1	4.929%	03/15/20		Aaa		600	599,922
Federal National Mortgage Assoc., Series 2005-73, Class A1A	4.57%	07/25/35		Aaa		122	122,198
FHLMC Structured Pass Through Securities, Series T-61, Class 1A1	4.878%	07/25/44		Aaa		1,126	1,131,167
Government National Mortgage Association, Series 2000-15, Class Z	7.50%	02/20/30		Aaa		361	372,896
Structured Asset Mortgage Investments, Inc., Series 2005-Ar8, Class A1	4.81%	05/25/35		NR		599	598,306
Washington Mutual, Inc.,
Series 2005-AR13, Class A1A1	4.871%	10/25/45		Aaa		282	283,635
Series 2003-R1, Class A1	4.649%	12/25/27		Aaa		853	852,023

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $4,158,462)							4,187,000

FOREIGN GOVERNMENT BONDS — 2.2%
Federal Republic of Brazil (Brazil)	12.00%	04/15/10		B1		300	366,150
Federal Republic of Italy (Italy)	0.375%	10/10/06		Aa2	JPY	3,000	25,528
Petroleum Export Ltd. Cayman	4.623%	06/15/10		Aaa		$94	$92,671
Petroleum Export Ltd. Cayman	4.633%	06/15/10		Aaa		189	185,341
Republic of Brazil (Brazil)	11.00%	08/17/40		B1		200	256,600
Republic of Panama (Panama)	9.625%	02/08/11		Ba1		150	172,875
Russian Government International Bond (Russia)	5.00%	03/31/30		B-(d)		450	493,740
United Kingdom Treasury Stock	5.00%	03/07/12 - 09/07/14		Aaa	GBP	800	1,444,134
United Mexican States (Mexico)	8.125%	12/30/19		Baa1		$170	$199,750

TOTAL FOREIGN GOVERNMENT BONDS (cost $3,202,707)							3,236,789

MUNICIPAL BONDS — 1.6%
Golden State Tobacco Securitization Corp., Series 2003-A-1	6.25%	06/01/33		Baa3		300	324,204
Massachusetts Water Resources Authority	6.57%	08/01/32		Aaa		125	131,668
Michigan State Building Authority	5.25%	10/15/11		Aaa		400	428,676
New Jersey Transportation Trust Fund Authority	6.48%	06/15/12		NR		300	333,090
San Antonio Texas Water Revenue Bonds	5.00%	05/15/25		Aaa		500	516,735
Tobacco Settlement Financing Corp., LA	6.375%	06/01/32		Baa3		250	272,040
	5.875%	05/15/39		Baa3		290	304,781

TOTAL MUNICIPAL BONDS (cost $2,134,587)							2,311,194

ASSET-BACKED SECURITIES — 0.7%
Honda Auto Receivables Owner Trust, Series 2006-1, Class A2	5.10%	09/18/08		Aaa		500	499,766
Ocwen Mortgage Loan Asset Backed Certificates	4.999%	10/25/29		AAA(d)		3	3,090

	Interest Rate	Maturity Date		Moody’s Ratings	Principal Amount (000)		Value
WFS Financial Owner Trust, Series 2005-1, Class A3	3.59%	10/19/09		NR		600	592,125

TOTAL ASSET-BACKED SECURITIES (cost $1,094,734)							1,094,981

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Small Business Administration Participation Certificates,
Series 2000-20A, Class 1	7.59%	01/01/20				203	215,884
Series 2000-P10A, Class 1	8.017%	02/10/10				93	98,331

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $296,021)							314,215

TOTAL LONG-TERM INVESTMENTS (cost $122,886,617)							137,754,198

SHORT-TERM INVESTMENTS — 14.2%

FOREIGN GOVERNMENT BONDS — 5.1%
France Treasury Bills,	2.599%	06/29/06	(n)			5,690,000	6,852,713
German Treasury Bill,	2.709%	08/16/06	(n)			640,000	767,794

TOTAL FOREIGN GOVERNMENT BONDS (cost $7,563,600)							7,620,507

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.4%
Federal Home Loan Mortgage Corp.,
Disc. Notes	4.354%	05/16/06				800	795,370
Disc. Notes	4.74%	06/27/06				1,500	1,483,178
Disc. Notes	4.765%	06/28/06				1,400	1,384,114
Disc. Notes	4.66%	06/07/06				1,500	1,487,136

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

Federal National Mortgage Assoc., Disc. Notes	4.745%	06/21/06	1,400	1,385,406

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $6,534,201)	4.75%	09/15/06		6,535,204

CERTIFICATES OF DEPOSIT — 0.3%
Countrywide Bank NA (cost $499,977)			$500,000	$499,975

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills (k)(n) (cost $203,078)	4.50%	06/15/06	205	203,142

			Notional/ Contract Amount	Value
OUTSTANDING OPTIONS PURCHASED*

Call Options
Eurodollar Futures, Strike Price $95.25, expiring 06/19/06			25,000,000	156
Swap 3 Month LIBOR & Fixed Strike Price 4.75%, expiring 08/08/06			700,000	239
Swap 3 Month LIBOR & Fixed, Strike Price 4.25%, expiring 10/25/06			2,100,000	174
Swap 3 Month LIBOR & Fixed, Strike Price 4.75%, expiring 05/02/06			3,000,000	6
Swap 3 Month LIBOR & Fixed, Strike Price 4.75%, expiring 08/07/06			2,600,000	874
Swap 6 Month LIBOR & Fixed, Strike Price 4.65%, Expiring 06/12/06			1,000,000	688
Swap option on 3 month LIBOR, expiring 10/12/06 @ 4.25%			1,600,000	102
Swap Option on 3 Month LIBOR, expiring 10/18/06 @ 4.50%			3,500,000	983
Swap Option on 3 Month LIBOR, expiring 10/19/06 @ 4.25%			1,400,000	104

				3,326

Put Option
Eurodollar Futures, Strike Price
$94.50, expiring 06/19/06			182	1,138

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $64,298)				4,464

			Shares	Values
AFFILIATED MONEY MARKET MUTUAL FUND — 4.3%
Dryden Core Investment Fund - Taxable Money Market Series(w)(cost $6,437,981)			6,437,981	6,437,981

TOTAL SHORT-TERM INVESTMENTS (cost $21,303,135)				21,301,273

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND INVESTMENTS SOLD SHORT — 106.2% (cost $144,189,752)(p)				159,055,471

	Interest Rate	Maturity Date	Principal Amount (000)
INVESTMENTS SOLD SHORT — (3.7)%
Federal National Mortgage Assoc.	4.00%	TBA	100	(93,469)
Federal National Mortgage Assoc.	5.50%	04/01/33	1,000	(975,938)
U.S. Treasury Notes	3.625%	05/15/13	4,800	(4,448,251)

TOTAL INVESTMENTS SOLD SHORT (proceeds received $5,540,967)				(5,517,658)

			Notional/ Contract Amount
OUTSTANDING OPTIONS WRITTEN*

Call Options
Euro Dollar Futures, Strike Price $95.50, expiring 06/19/06			50,000,000	(313)
Swap 3 Month LIBOR & Fixed, Strike Price 4.32%, expiring 10/25/06			900,000	(273)
Swap 3 Month LIBOR & Fixed, Strike Price 4.78%, expiring 05/02/06			1,300,000	(14)
Swap 3 Month LIBOR & Fixed, Strike Price 4.78%, expiring 08/07/06			1,100,000	(1,037)
Swap 3 Month LIBOR & Fixed, Strike Price 4.78%, expiring 08/08/06			300,000	(287)
Swap 6 Month LIBOR & Fixed, Strike Price 4.65%, expiring 06/12/06			300,000	(1,203)
Swap Option 3 Month LIBOR & Fixed, Strike Price 4.30%, expiring 10/12/06			700,000	(153)
Swap Option 3 Month LIBOR & Fixed, Strike Price 4.31%, expiring 10/19/06			600,000	(157)
Swap Option 3 Month LIBOR & Fixed, Strike Price 4.56%, expiring 10/18/06			1,500,000	(1,316)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $61,191)				(4,753)

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND INVESTMENTS SOLD SHORT — 102.5% (cost $138,587,594)	153,533,060
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (2.5)%	(3,717,840)

NET ASSETS — 100.0%	$149,815,220

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
GBP	British Pound
JPY	Japanese Yen
NR	Not Rated by Moodys or Standard & Poor’s
PIK	Payment-in-kind
TBA	Securities Purchased on a Forward Commitment Basis
TIPS	Treasury Inflation Protected Securities
*	Non-income producing security.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities or a portion thereof with an aggregate market value of $203,142 have been segregated to cover margin requirements for futures contracts open at March 31, 2006.

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at March 31, 2006	Unrealized Appreciation (Depreciation)
Long Positions:

37	Euro Dollar	Sep 06	$8,804,338	$8,762,988	$(41,350)
84	Euro Dollar	Dec 06	19,927,763	19,896,450	(31,313)
14	Euro Dollar	Mar 07	3,321,850	3,317,825	(4,025)
20	Euro Dollar	Sep 07	4,749,750	4,743,000	(6,750)
16	Euro Dollar	Dec 08	3,802,000	3,791,400	(10,600)
149	U.S. Treasury 5 Year Note	Jun 06	15,653,000	15,561,188	(91,812)

Short Positions:
8	Euro 10 Year Bond	Jun 06	1,121,889	1,135,946	14,057
1	U.S. Treasury 10 Year Note	Jun 06	105,172	106,391	1,219
6	U.S. Treasury 30 Year Bond	Jun 06	634,828	654,938	20,110

					$(150,464)

(l)	US$ Denominated Foreign Bonds.

(n)	Rates shown are the effective yields at purchase date.

(p)	The United States federal income tax basis of the Fund’s investments was $144,657,566; accordingly, net unrealized appreciation on investments for federal income tax purposes was $14,397,905(gross unrealized appreciation—$16,773,934; gross unrealized depreciation - $2,376,029. The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(r)	Less than 1,000 par.

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on forward foreign currency contracts, interest rate and credit default swaps as follows:

Forward foreign currency exchange contracts outstanding at March 31, 2006:

Purchase Contracts

Settlement Month	Type		Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Apr 06	Buy	EUR	5,364,000	$6,544,263	$6,510,163	$(34,100)
Apr 06	Buy	EUR	537,000	649,893	651,745	1,852

						(32,248)

Sale Contracts
Apr 06	Sell	EUR	5,653,000	6,831,594	6,850,627	(19,033)
Apr 06	Sell	EUR	495,000	602,722	599,869	2,853
Apr 06	Sell	EUR	139,000	167,455	168,448	(993)
May 06	Sell	GBP	816,000	1,431,702	1,418,184	13,518
Jun 06	Sell	EUR	5,545,000	6,735,318	6,757,310	(21,992)

						$(25,647)

Interest rate swap agreements outstanding at March 31, 2006:

Counter Party	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Merrill Lynch & Co. (2)	12/15/14	EUR	1,900,000	4.00%	6 Month LIBOR	$(7,910)
Barclays Capital PLC (2)	06/18/34	GBP	300,000	5.00%	6 Month LIBOR	(19,398)
Morgan Stanley & Co.(1)	06/21/36		$1,600,000	5.00%	3 Month LIBOR	(99,141)
Goldman Sachs (1)	06/21/36		$500,000	5.00%	3 Month LIBOR	(29,491)
UBS AG (1)	10/15/10	EUR	100,000	2.1455%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index	357
Merrill Lynch & Co. (2)	06/15/15	JPY	30,000,000	1.50%	6 Month LIBOR	10,180
Lehman Brothers (1)	06/21/06		$400,000	5.00%	3 Month LIBOR	(1,695)
Bank of America Securities LLC (1)	06/21/11		$1,600,000	5.00%	3 Month LIBOR	(21,853)
UBS AG (1)	06/21/16		$300,000	5.00%	3 Month LIBOR	(7,914)
Bank of America Securities LLC (1)	06/21/16		$700,000	5.00%	3 Month LIBOR	(18,497)
Lehman Brothers (1)	06/21/16		$900,000	5.00%	3 Month LIBOR	(23,782)
Barclays Capital(1)	06/15/15	JPY	10,000,000	1.50%	6 Month LIBOR	3,419
Barclays Capital (1)	09/15/10	GBP	200,000	5.00%	6 Month LIBOR	(659)

						$(216,384)

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at March 31, 2006:

Counter Party	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.(3)	12/20/08	200,000	0.26%	Allstate Corp., 6.125%, due 2/15/12	$(883)
Merrill Lynch & Co.(3)	12/20/08	100,000	0.32%	Ingersoll-Rand Corp., 6.48%, due 6/1/25	(657)
Morgan Stanley & Co.(3)	12/20/08	100,000	0.21%	Emerson Electric Co.,6.48%,due 10/15/12	(236)
Barclays Bank PLC(3)	12/20/08	200,000	0.16%	Eli Lilly & Co., 6.00%, due 3/15/12	(688)
Bank of America Securities LLC (3)	12/20/08	100,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(42)
Bear Sterns International Ltd. (3)	12/20/08	200,000	0.32%	Hewlett Packard Co., 6.50% due 7/1/12	(1,216)
Lehman Brothers (3)	12/20/08	200,000	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(483)
Lehman Brothers (3)	12/20/08	200,000	0.12%	Home Depot, Inc. 5.375%, due 4/1/06	(431)
Citigroup (3)	12/20/08	100,000	0.29%	FedEx Corp., 7.25%, due 2/15/11	(441)
Lehman Brothers (3)	12/20/08	100,000	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	(201)
Citigroup (3)	12/20/08	200,000	0.28%	Eaton Corp., 5.75%, due 7/15/12	(964)
Citigroup (3)	12/20/08	300,000	0.14%	Walmart Stores, Inc.,6.875%, due 8/10/09	(801)
UBS AG(3)	12/20/08	200,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(230)
Lehman Brothers (3)	12/20/08	100,000	0.30%	Masco Corp., 5.875%, due 7/15/12	(181)
Lehman Brothers (3)	12/20/08	100,000	0.35%	RadioShack Corp., 7.375%, due 5/15/11	555
Barclays Bank PLC(3)	12/20/08	100,000	0.67%	Walt Disney Co. (The), 6.375%, due 3/12/12	(1,403)
Lehman Brothers (3)	12/20/08	100,000	0.48%	Northrop & Grumman Corp., 7.125%, due 2/15/11	(1,056)
Lehman Brothers (3)	12/20/08	100,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(1,143)
Lehman Brothers (3)	12/20/08	100,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(1,997)
Lehman Brothers (3)	06/20/09	400,000	0.40%	People’s Republic of China, 6.80%, due 5/23/11	(2,904)
Merrill Lynch International (4)	03/20/07	200,000	0.61%	Russian Federation, 5.00%, due 3/31/30	593
Morgan Stanley & Co.(3)	09/20/10	100,000	2.70%	Republic of Turkey, 11.875%, due 1/15/30	(4,982)

					$(19,791)

(3)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(4)	Portfolio pays the counterparty notional in the event that the underlying bond defaults and receives the fixed rate.

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS
Aerospace & Defense — 3.1%
Boeing Co. (a)	697,157	$54,329,445
Honeywell International, Inc. (a)	1,107,600	47,372,052
Lockheed Martin Corp. (a)	1,326	99,622
Orbital Sciences Corp.*(a)	117,900	1,865,178
Raytheon Co.	700,265	32,100,148

		135,766,445

Air Freight & Logistics
United Parcel Service, Inc. (Class “B” Stock)	1,735	137,724

Beverages — 1.6%
PepsiCo, Inc.	1,223,223	70,690,057

Biotechnology — 2.9%
Amgen, Inc.*(a)	963,067	70,063,124
Genentech, Inc.*(a)	306,313	25,886,512
Gilead Sciences, Inc.*	496,752	30,907,909

		126,857,545

Building Materials — 0.9%
Masco Corp. (a)	1,263,162	41,040,133

Building Products — 0.4%
American Standard Cos., Inc.	411,800	17,649,748

Business Services
Accenture Ltd. (Class “A” Stock)*	2,802	84,256

Capital Markets — 5.6%
Bank of New York Co., Inc. (The)	800,300	28,842,812
Goldman Sachs Group, Inc. (a)	403,112	63,272,460
Mellon Financial Corp.	16,538	588,753
Merrill Lynch & Co., Inc. (a)	1,148,649	90,467,595
Schwab, (Charles) Corp.	1,570,700	27,031,747
UBS AG (a)	310,400	34,134,688

		244,338,055

Chemicals — 1.8%
Air Products & Chemicals, Inc.	900	60,471
Du Pont de Nemours & Co.	1,370,914	57,866,280
Ecolab, Inc.	555,628	21,224,990

		79,151,741

Clothing & Apparel
Cintas Corp.	844	35,971

Commercial Banks — 3.4%
Bank of America Corp. (a)	1,339,748	61,012,124
Royal Bank of Scotland Group PLC (United Kingdom)	509,900	16,592,989
Wachovia Corp. (a)	381,635	21,390,642
Wells Fargo & Co.	754,857	48,212,717

		147,208,472

Commercial Services & Supplies — 0.7%
Waste Management, Inc.	883,600	31,191,080

Communication Equipment — 2.6%
Cisco Systems, Inc.*	2,610,589	56,571,464
Corning, Inc.	2,475	66,602
Motorola, Inc.	396,262	9,078,362
Nokia Corp., ADR (Finland)	7,542	156,270
Nortel Networks Corp. (Canada)*	19,265	58,758
QUALCOMM, Inc.	947,560	47,956,012

		113,887,468

Computer Networking — 0.5%
International Business Machines Corp. (a)	269,650	22,238,036

Computers & Peripherals — 0.5%
Apple Computer, Inc.*(a)	318,200	19,957,504
Dell, Inc.*(a)	10,365	308,463
EMC Corp.*	8,140	110,948
Sun Microsystems, Inc.	5,400	27,702

		20,404,617

Conglomerates
Cooper Industries Ltd. (Class “A” Stock) (Bermuda)*	410	35,629

Construction — 0.2%
Toll Brothers, Inc.*	285,800	9,897,254

Consumer Finance — 1.5%
American Express Co.	1,244,246	65,385,127

Diversified — 0.5%
Textron, Inc.	230,585	21,534,333

Diversified Financial Services — 2.5%
Capital One Financial Corp. (a)	294,775	23,735,283
Citigroup, Inc.	828,604	39,143,253
Freddie Mac (a)	1,390	84,790
J.P. Morgan Chase & Co.	1,095,547	45,618,577

		108,581,903

Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc. (a)	861,143	29,330,531

Electronic Components — 0.8%
Dolby Laboratories, Inc. (Class “A” Stock)*	536,958	11,222,422
Parker Hannifin Corp.	280,400	22,603,044

		33,825,466

Energy Equipment & Services — 3.0%
BJ Services Co.	5,010	173,346
Cooper Cameron Corp.*(a)	6,490	286,079
ENSCO International, Inc.	315,026	16,208,088
GlobalSantaFe Corp.	980,436	59,561,487
Transocean, Inc.*	272,000	21,841,600
Weatherford International Ltd.*(a)	697,200	31,896,900

		129,967,500

Energy Traders — 0.6%
TXU Corp.	615,100	27,531,876

Financial—Bank & Trust — 0.5%
Golden West Financial Corp. (a)	333,657	22,655,310
PNC Financial Services Group, Inc.	1,986	133,678

		22,788,988

Financial—Brokerage
Ameriprise Financial, Inc.	177	7,976

Food & Staples Retailing — 2.8%
Kroger Co. (The)*	1,516,000	30,865,760
Wal-Mart Stores, Inc.	1,502,892	70,996,618
Whole Foods Market, Inc. (a)	290,500	19,300,820

		121,163,198

Food Products — 2.4%
Cadbury Schweppes PLC, ADR (United Kingdom)	686,800	27,472,000
General Mills, Inc.	792	40,138
Kellogg Co.	725,215	31,938,469
McCormick & Co., Inc.	617,523	20,909,329
Sara Lee Corp. (a)	1,397,055	24,979,343

		105,339,279

Health Care Equipment & Supplies — 1.1%
Alcon, Inc.	231,500	24,136,190
Medtronic, Inc.	1,486	75,415
St. Jude Medical, Inc.*	595,730	24,424,930

		48,636,535

HealthCare Providers & Services — 2.2%
Caremark Rx, Inc.*	430,600	21,176,908
Coventry Health Care, Inc.*(a)	375,623	20,276,130
Tenet Healthcare Corp.*	2,352	17,358
UnitedHealth Group, Inc. (a)	990,447	55,326,369

		96,796,765

Hotels & Motels — 0.5%
Station Casinos, Inc.	286,478	22,737,759

Hotels, Restaurants & Leisure — 1.6%
Marriott International, Inc. (Class “A” Stock)	306,800	21,046,480
McDonald’s Corp.	816,961	28,070,780
Outback Steakhouse, Inc.	444,260	19,547,440

		68,664,700

Household Durables — 0.4%
Newell Rubbermaid, Inc. (a)	785,708	19,791,985

Household Products — 1.6%
Kimberly-Clark Corp.	1,400	80,920
Procter & Gamble Co.	1,254,459	72,281,928

		72,362,848

Industrial Conglomerates — 1.5%
General Electric Co.	1,830,063	63,649,591
Tyco International Ltd.	16,708	449,111

		64,098,702

Insurance — 4.4%
AFLAC, Inc. (a)	532,870	24,048,423
Allstate Corp. (The)	2,922	152,265
American International Group, Inc. (a)	1,100,528	72,733,896
Axis Capital Holdings Ltd.	811,700	24,269,830
Berkshire Hathaway, Inc. (Class “A” Stock)*(a)	218	19,696,300
Chubb Corp.	255,732	24,407,062
Conseco, Inc.	2,165	53,735
Hartford Financial Services Group, Inc. (a)	614	49,458
Loews Corp.	256,700	25,978,040

		191,389,009

Internet Software & Services — 2.9%
eBay, Inc.*(a)	910,071	35,547,373
Google, Inc. (Class “A” Stock)*(a)	120,700	47,073,000
Oracle Corp.*	10,373	142,006
Yahoo!, Inc.*(a)	1,360,125	43,877,633

		126,640,012

Leisure Equipment & Products
Mattel, Inc.	2,812	50,982

Media — 3.6%
CBS Corp. (Class “B” Stock)	3,523	84,482
Comcast Corp. (Class “A” Stock)*(a)	497,000	13,001,520
Comcast Corp. (Special Class “A” Stock)*(a)	1,045	27,295
Echostar Communications Corp. (Class “A” Stock)	610,019	18,221,267
Liberty Global, Inc.*	1,388,000	27,413,000
News Corp. (Class “A” Stock)	213,426	3,545,006
News Corp., Inc. (Class “B” Stock) (a)	1,381,038	24,251,027
Time Warner, Inc.*	1,437,006	24,127,331
Univision Communications, Inc. (Class “A” Stock)*(a)	1,102	37,986
Viacom, Inc. (Class “B” Stock)*	576,619	22,372,817
Walt Disney Co. (The) (a)	930,000	25,937,700

		159,019,431

Metals & Mining — 6.0%
Barrick Gold Corp. (Canada) (a)	2,262,838	61,639,707
Companhia Vale Do Rio Doce, ADR (Brazil)	1,203,700	58,415,561
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock) (a)	665,200	39,759,004
Inco Ltd. (a)	575,400	28,706,706
Newcrest Mining Ltd., ADR (Australia)	2,045,600	34,102,402
Phelps Dodge Corp.	476,200	38,348,386

		260,971,766

Multi-Utilities — 1.3%
Sempra Energy	1,184,346	55,024,715

Multiline Retail — 1.4%
Federated Department Stores, Inc.	384,400	28,061,200
J.C. Penney Co., Inc. (a)	1,300	78,533
Kohl’s Corp.*	530	28,095
Staples, Inc. (a)	802,841	20,488,503
Target Corp.	258,913	13,466,065

		62,122,396

Office Electronics — 0.8%
Xerox Corp.*(a)	2,246,100	34,140,720

Oil, Gas & Consumable Fuels — 7.6%
Apache Corp. (a)	470,310	30,810,008
Burlington Resources, Inc.	254,625	23,402,584
Exxon Mobil Corp.	798,528	48,598,414
Nexen, Inc.	1,143,131	62,917,930
Occidental Petroleum Corp. (a)	393,400	36,448,510
Petroleo Brasileiro SA, ADR (Brazil)	322,300	27,933,741
Suncor Energy, Inc. (Canada)	752,440	57,811,871
Total SA, ADR (France) (a)	338,663	44,612,077

		332,535,135

Pharmaceuticals — 5.3%
Abbott Laboratories	3,655	155,228
Eli Lilly & Co. (a)	1,697	93,844
Johnson & Johnson	2,172	128,626
MedImmune, Inc.*	1,986	72,648
Merck & Co., Inc.	4,000	140,920
Novartis AG, ADR (Switzerland) (a)	836,000	46,347,840
Pfizer, Inc.	1,637,800	40,813,976
Roche Holdings Ltd., ADR (Switzerland) (a)	432,200	32,096,252
Sanofi-Aventis, ADR (France)	1,178,122	55,901,889
Sepracor, Inc.*(a)	1,200	58,572
Teva Pharmaceutical Industries Ltd., ADR (Israel) (a)	848,412	34,937,606
Wyeth	413,809	20,078,013

		230,825,414

Retail & Merchandising — 1.0%
Best Buy Co., Inc.	518,800	29,016,484
Chico’s FAS, Inc.*(a)	395,700	16,081,248
CVS Corp.	1,060	31,662
TJX Cos., Inc.	1,310	32,514

		45,161,908

Semiconductors & Semiconductor Equipment — 3.4%
Analog Devices, Inc.	1,080	41,353
Applied Materials, Inc.*	555,528	9,727,295
ASML Holding NV (Netherlands)*(a)	788,116	16,053,923
Broadcom Corp., (Class “A” Stock)*(a)	728,250	31,431,270
Fisher Scientific International, Inc.*(a)	275	18,714
Intel Corp.	4,300	83,205
KLA-Tencor Corp.*	552	26,695
Marvell Technology Group Ltd.*(a)	500,205	27,061,090
Maxim Integrated Products, Inc.	652,900	24,255,235
Texas Instruments, Inc. (a)	1,185,055	38,478,736
Xilinx, Inc. (a)	1,070	27,242

		147,204,758

Software — 6.0%
Adobe Systems, Inc.	1,513,013	52,834,414
CA, Inc.	1,036,100	28,192,281
Electronic Arts, Inc.*(a)	754,609	41,292,204
Mercury Interactive Corp.*	922	32,086
Microsoft Corp.	4,167,395	113,394,818
SAP AG, ADR (Germany) (a)	531,700	28,881,944
Symantec Corp.*	13,210	222,324

		264,850,071

Specialty Retail — 0.9%
Bed Bath & Beyond, Inc.*	770	29,568
Home Depot, Inc.	452,245	19,129,964
Lowe’s Cos., Inc.	191,492	12,339,744
Williams-Sonoma, Inc.	197,300	8,365,520

		39,864,796

Supplies — 0.5%
Paychex, Inc. (a)	547,510	22,809,267

Telecommunications — 0.9%
ADC Telecommunications, Inc. (a)	893,211	22,857,269
Alltel Corp. (a)	281,748	18,243,183
Comverse Technology, Inc.*	25,703	604,792

		41,705,244

Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.*	710,500	24,569,090

Tobacco — 1.4%
Altria Group, Inc.*	837,700	59,359,422

Transportation
Expeditors International of Washington, Inc.	283	24,448
FedEx Corp.	250	28,235

		52,683

Wireless Telecommunication Services — 1.7%
Sprint Nextel Corp.	2,872,508	74,225,607

TOTAL LONG-TERM INVESTMENTS (cost $3,520,542,148)		4,291,682,128

SHORT-TERM INVESTMENT — 11.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $518,108,569; includes $467,983,809 of cash collateral for securities on loan)(b)(w)	518,108,569	518,108,569

TOTAL INVESTMENTS — 109.9% (cost $4,038,650,717)(p)		4,809,790,697
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.9)%		(433,689,226)

NET ASSETS — 100.0%		$4,376,101,471

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $452,117,836; cash collateral of $467,983,809 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Portfolio’s investments was $4,074,519,461; accordingly, net unrealized appreciation on investments for federal income tax purposes was $735,271,236 (gross unrealized appreciation - $784,996,244; gross unrealized depreciation - $49,725,008). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 91.7%
COMMON STOCKS — 65.7%
Aerospace/Defense — 2.0%
Armor Holdings, Inc.(a)	16,200	$944,298
General Dynamics Corp.	123,200	7,882,336
Lockheed Martin Corp.	305,900	22,982,267
Northrop Grumman Corp.	310,000	21,169,900
Raytheon Co.	126,400	5,794,176
Rockwell Collins, Inc.	15,100	850,885
United Technologies Corp.	233,900	13,559,183

		73,183,045

Apparel — 0.2%
Liz Claiborne, Inc.	83,300	3,413,634
The Gap, Inc.	66,100	1,234,748
V.F. Corp.	58,700	3,340,030

		7,988,412

Autos — Cars & Trucks — 1.0%
Ford Motor Co.(b)	563,000	4,481,480
Harley-Davidson, Inc.(b)	284,400	14,754,672
Helix Energy Solutions Group(b)	31,400	1,190,060
PACCAR, Inc.	207,300	14,610,504

		35,036,716

Banks & Savings & Loans — 3.8%
AmSouth Bancorporation	19,000	513,950
Bank of America Corp.	961,982	43,808,660
BB&T Corp.	202,900	7,953,680
Comerica, Inc.	163,700	9,489,689
First BanCorp. (Puerto Rico)	83,100	1,027,116
Huntington Bancshares, Inc.(b)	47,500	1,146,175
KeyCorp	233,900	8,607,520
National City Corp.	237,900	8,302,710
North Fork Bancorporation, Inc.	126,400	3,644,112
Popular, Inc.	26,200	543,912
Sovereign Bancorp, Inc.	49,300	1,080,163
SunTrust Banks, Inc.	61,800	4,496,568
TD Banknorth, Inc.	38,800	1,138,780
U.S. Bancorp	762,332	23,251,126
Wachovia Corp.	215,000	12,050,750
Wells Fargo & Co.	155,200	9,912,624

		136,967,535

Biotechnology — 0.6%
Biogen Idec, Inc.(a)	193,200	9,099,720
Genentech, Inc.	143,200	12,101,832

		21,201,552

Chemicals — 1.1%
Ashland, Inc.	1,000	71,080
CF Industries Holding, Inc.	57,600	978,624
Eastman Chemical Co.	109,000	5,578,620
Lyondell Chemical Co.	124,500	2,477,550
Neurocrine Biosciences, Inc.(a)(b)	108,800	7,021,952
Rohm and Haas Co.(b)	22,200	1,084,914
The Dow Chemical Co.	508,400	20,641,040

		37,853,780

Commercial Services — 0.2%
Corporate Executive Board Co.	15,500	1,563,950
Moody’s Corp.(b)	79,000	5,645,340

		7,209,290

Computers — 1.8%
Dell, Inc.(a)	71,200	2,118,912
Hewlett-Packard Co.	699,765	23,022,269
International Business Machines Corp.	483,700	39,890,739

		65,031,920

Computer Services — 3.7%
Black Box Corp.	17,100	821,655
Cisco Systems, Inc.(a)	1,009,000	21,865,030
Computer Sciences Corp.(a)	1,300	72,215
Digital Insight Corp.(a)	25,700	935,480
EMC Corp.(a)	1,448,600	19,744,418
Lexmark International, Inc.(a)(b)	105,300	4,778,514
Microsoft Corp.	2,341,200	63,704,052
MicroStrategy, Inc., (Class “A” Stock)(a)	26,200	2,758,598
Oracle Corp.(a)(b)	917,700	12,563,313
Synaptics, Inc.(a)	82,100	1,805,379
Western Digital Corp.	146,100	2,838,723

		131,887,377

Construction — 0.6%
Eagle Materials, Inc.(b)	158,700	10,118,712
Martin Marietta Materials, Inc.(b)	60,700	6,496,721
Masco Corp.(b)	106,700	3,466,683
NCI Buildings Systems Inc.(b)	19,900	1,189,423
Standard Pacific Corp.	3,800	127,756
Vulcan Materials Co.	20,000	1,733,000

		23,132,295

Consumer Products — 0.4%
Coach, Inc.(a)	425,800	14,724,164

Containers & Packaging — 0.1%
Ball Corp.	103,700	4,545,171

Cosmetics & Soaps — 0.8%
Alberto-Culver Co., (Class “B” Stock)	18,300	809,409
Procter & Gamble Co.	495,905	28,574,046

		29,383,455

Data Processing/Management
Trizetto Group	21,900	385,221

Distribution/Wholesaler — 0.1%
Building Materials Hldg. Corp.(b)	47,300	1,685,772
Fastenal Co.	19,100	904,194

		2,589,966

Diversified Operations — 3.4%
3M Co.	258,100	19,535,589
Cendant Corp.	80,300	1,393,205
Chemed Corp.	12,500	741,750
Cooper Industries Ltd. (Class “A” Stock)(Bermuda)	38,200	3,319,580
Eaton Corp.	104,900	7,654,553
General Electric Co.	1,824,100	63,442,198
Illinois Tool Works, Inc.	45,800	4,410,998
Ingersoll-Rand Co. (Class “A” Stock)	410,800	17,167,332
Tyco International Ltd.	180,100	4,841,088

		122,506,293

Drugs & Medical Supplies — 5.1%
Abbott Laboratories	268,200	11,390,454
Allergan, Inc.(b)	107,300	11,642,050
Amgen, Inc.(a)	94,308	6,860,907
Applera Corp. - Applied Biosystems Group(b)	28,700	778,918
Bausch & Lomb, Inc.(b)	51,300	3,267,810
Baxter International, Inc.	388,300	15,069,923
Becton, Dickinson & Co.	219,500	13,516,810
C.R. Bard, Inc.	66,000	4,475,460
Dade Behring Holdings, Inc.	27,800	992,738
Johnson & Johnson	754,498	44,681,371
Laboratory Corp. of America Holdings(a)(b)	25,800	1,508,784
Lilly (Eli) & Co.(b)	190,000	10,507,000
Medtronic, Inc.	70,000	3,552,500
Merck & Co., Inc.	591,800	20,849,114
Palomar Medical Technologies, Inc.(a)	33,100	1,107,195
Pfizer, Inc.	1,057,065	26,342,060
Polymedica Corp.	25,200	1,067,472
Quest Diagnostics, Inc.	100,100	5,135,130

		182,745,696

Education — 0.1%
Career Education Corp.(a)(b)	129,000	4,867,170

Electronics — 1.2%
Agilent Technologies, Inc. (a)	123,800	4,648,690
Arrow Electronics, Inc.	8,500	274,295
Emerson Electric Co.	179,600	15,019,948
Jabil Circuit, Inc.(a)	20,500	878,630
Rockwell Automation, Inc.	132,400	9,520,884
Synopsys, Inc.(a)	103,700	2,317,695
Tech Data Corp.(a)	73,200	2,701,812
Thomas & Betts Corp.(a)	25,700	1,320,466
Vishay Intertechnology, Inc.	21,200	301,888
Waters Corp.(a)(b)	167,300	7,218,995

		44,203,303

Energy Equipment & Services — 0.1%
ENSCO International, Inc.	7,600	391,020
Oil States International, Inc.	29,100	1,072,335
Rowan Cos., Inc.(b)	24,900	1,094,604

		2,557,959

Financial Services — 6.5%
American Express Co.	25,400	1,334,770
AmeriCredit Corp.(a)	102,000	3,134,460
Ameriprise Financial, Inc.	6,720	302,803
Bear, Stearns & Co., Inc.	30,700	4,258,090
Capital One Financial Corp.(b)	10,700	861,564
CIT Group, Inc.	203,000	10,864,560
Citigroup, Inc.	1,100,762	51,988,989
Countrywide Credit Industries, Inc.	223,000	8,184,100
Edwards (A.G.), Inc.	3,200	159,552
Fiserv, Inc.(a)	293,100	12,471,405
Freddie Mac	141,500	8,631,500
Friedman, Billings, Ramsey Group, Inc.	20,400	191,352
Goldman Sachs Group, Inc.(b)	205,300	32,223,888
Greenhill & Co., Inc	6,200	409,882
J.P. Morgan Chase & Co.	668,894	27,852,746
Lehman Brothers Holdings, Inc.	152,500	22,040,825
Merrill Lynch & Co., Inc.	264,900	20,863,524
Morgan Stanley	323,690	20,334,206
R. R. Donnelley & Sons Co.(b)	133,200	4,358,304

		230,466,520

Food & Beverage — 2.7%
Anheuser-Busch Cos, Inc.(b)	137,400	5,876,598
Casey’s General Stores, Inc.	11,400	260,718
Chiquita Brands International, Inc.	101,400	1,700,478
Coca-Cola Co.	702,900	29,430,423
Coca-Cola Enterprises, Inc.	292,200	5,943,348
General Mills, Inc.	37,000	1,875,160
Hormel Foods Corp.	8,600	290,680
Pepsi Bottling Group, Inc.	197,500	6,002,025
PepsiCo, Inc.	318,920	18,430,387

Pilgrim’s Pride Corp.(b)	157,200	3,406,524
Sanderson Farms, Inc.(b)	14,500	324,800
Sara Lee Corp.	41,000	733,080
Smithfield Foods, Inc.(a)	104,000	3,051,360
SUPERVALU, Inc.	238,900	7,362,898
The Kroger Co.(a)	544,300	11,081,948

		95,770,427

Forest Products — 0.1%
Louisiana-Pacific Corp.(b)	127,600	3,470,720

Gas Pipelines — 0.1%
Sempra Energy	25,773	1,197,414
Southern Union Co.	32,500	806,975

		2,004,389

Healthcare — 0.6%
Aetna, Inc.	70,100	3,444,714
Boston Scientific Corp.(a)(b)	539,400	12,433,170
Dentsply International, Inc.	18,500	1,075,775
Digene Corp.(a)	27,500	1,075,250
UnitedHealth Group, Inc.	62,300	3,480,078

		21,508,987

Healthcare Equipment & Supplies
Kinetic Concepts, Inc.	29,400	1,210,398
Ventana Medical Systems, Inc. (a)	7,800	325,806

		1,536,204

Healthcare Providers & Services — 0.1%
Health Net, Inc.	92,000	4,675,440
Kindred Healthcare, Inc.	24,200	608,630

		5,284,070

Hospital Management — 0.6%
HCA, Inc.	276,900	12,679,251
WellPoint, Inc.(a)	119,100	9,221,913

		21,901,164

Household & Personal Care Products — 0.7%
Chattem, Inc.(a)	7,600	286,140
Kimberly-Clark Corp.	317,400	18,345,720
Parlux Fragrances, Inc.(a)(b)	29,100	938,475
Pulte Homes, Inc.	97,300	3,738,266
Tempur-Pedic International, Inc.(b)	76,000	1,075,400
USANA Health Sciences, Inc.(a)(b)	1,600	66,752

		24,450,753

Independent Power Producers & Energy Traders — 0.1%
NRG Energy, Inc.	42,000	1,899,240

Insurance — 3.7%
ACE Ltd.	45,300	2,356,053
Allstate Corp.	376,800	19,635,048
American Financial Group, Inc.	33,100	1,377,291
American International Group, Inc.	347,135	22,942,152
Assurant, Inc.(b)	94,700	4,663,975
CIGNA Corp.	120,800	15,778,896
CNA Financial Corp. (a)	17,000	541,280
LandAmerica Financial Group, Inc.	29,200	1,981,220
Loews Corp.	50,100	5,070,120
MBIA, Inc.(b)	141,200	8,490,356
MetLife, Inc.	205,500	9,940,035
MGIC Investment Corp.	164,000	10,927,320
SAFECO Corp.	42,400	2,128,904
The Hartford Financial Services Group, Inc.	133,000	10,713,150
The St. Paul Travelers Cos., Inc.	429,400	17,944,626

		134,490,426

Leisure — 0.4%
Sabre Holdings Corp. (Class “A” Stock)	71,300	1,677,689
Starbucks Corp.(a)	301,100	11,333,404

		13,011,093

Leisure Equipment & Products
Mattel, Inc.	52,900	959,077

Manufacturing
JAKKS Pacific, Inc.(a)	13,300	355,642
Wellman, Inc.	3,900	24,804

		380,446

Media — 1.5%
CBS Corp. (Class “B” Stock)(b)	467,619	11,213,504
Comcast Corp. (Special Class “A” Stock)(a)(b)	166,982	4,368,249
Gannett Co., Inc.(b)	212,900	12,756,967
Harman International Industries, Inc.	97,000	10,779,610
Time Warner, Inc.	341,350	5,731,267
Viacom, Inc. (Class “B” Stock)	216,719	8,408,697

		53,258,294

Media & Entertainment — 0.5%
Tribune Co.	134,400	3,686,592
Univision Communications, Inc.(a)(b)	371,100	12,791,817

		16,478,409

Metals — Non Ferrous — 0.3%
Phelps Dodge Corp.	152,300	12,264,719

Metal — Steel — 0.1%
Reliance Steel & Aluminum Co.	54,800	5,146,816

Metals & Mining — 0.2%
Cleveland-Cliffs, Inc.(b)	51,500	4,486,680
Quanex Corp.	54,100	3,604,683

		8,091,363

Miscellaneous Consumer Growth — 0.1%
Energizer Holdings, Inc.(a)(b)	85,000	4,505,000

Office Equipment & Supplies — 0.3%
Herman Miller, Inc.	74,100	2,401,581
Xerox Corp.(a)	611,700	9,297,840

		11,699,421

Oil & Gas Exploration & Production — 0.1%
Chesapeake Energy Corp.	112,300	3,527,343

Oil, Gas & Consumable Fuels — 6.4%
Apache Corp.	106,800	6,996,468
ChevronTexaco Corp.	629,756	36,506,955
Conoco, Inc. (Class “B” Stock)(b)	563,234	35,568,227
Devon Energy Corp.(b)	231,424	14,156,206
Energen Corp.	9,500	332,500
Exxon Mobil Corp.	1,189,916	72,418,288
Helmerich & Payne, Inc.	14,000	977,480
Marathon Oil Corp.	99,800	7,601,766
Nabors Industries Ltd.(a)	128,200	9,176,556
ONEOK, Inc.	69,700	2,247,825
Parker Drilling Company(a)	100,600	932,562
Schlumberger Ltd.	189,800	24,022,986
Tidewater, Inc.	202,200	11,167,506
Unit Corp.(a)	87,700	4,889,275

		226,994,600

Pharmaceuticals — 0.7%
Alpharma, Inc., (Class “A” Stock)	10,400	278,928
Bristol-Myers Squibb Co.	60,900	1,498,749
King Pharmaceuticals, Inc.(a)	149,100	2,571,975
Wyeth	425,600	20,650,112

		24,999,764

Real Estate Investment Trusts — 0.2%
American Home Mortgage Investment Corp.(b)	87,700	2,737,117
Annaly Mortgage Management, Inc.(b)	46,400	563,296
Thornburg Mortgage, Inc.(b)	82,900	2,243,274

		5,543,687

Restaurants — 0.8%
Boyd Gaming Corp.	4,400	219,736
Brinker International, Inc.	36,400	1,537,900
CEC Entertainment, Inc.(a)	9,450	317,709
Darden Restaurants, Inc.	96,200	3,947,086
Jack in the Box, Inc.(a)	12,300	535,050
McDonald’s Corp.	408,200	14,025,752
Yum! Brands, Inc.(b)	161,300	7,881,118

		28,464,351

Retail — 3.3%
Aeropostale, Inc.	113,900	3,435,224
American Eagle Outfitters, Inc.	434,500	12,974,170
Carter’s, Inc.(a)	2,700	182,223
Costco Wholesale Corp.	11,800	639,088
Dillard’s, Inc.	6,900	179,676
Dollar General Corp.	276,000	4,876,920
Home Depot, Inc.	603,350	25,521,705
J.C. Penney Co., Inc.(b)	335,500	20,267,555
Jones Apparel Group, Inc.	61,000	2,157,570
Lowe’s Cos., Inc. (The)	305,400	19,679,976
Pacific Sunwear of California, Inc.(a)	29,900	662,584
Petsmart, Inc.	37,000	1,041,180
Safeway, Inc.	371,500	9,332,080
Sears Holding Corp.(b)	4,700	621,528
Select Comfort Corp.(a)(b)	93,300	3,690,015
Wal-Mart Stores, Inc.	305,700	14,441,268

		119,702,762

Semiconductors — 2.7%
Altera Corp.	128,600	2,654,304
Analog Devices, Inc.	88,200	3,377,178
Applied Materials, Inc. (b)	990,100	17,336,651
Emulex Corp.(a)	175,100	2,992,459
Freescale Semiconductor, Inc.(a)	142,400	3,954,448
Intel Corp.	586,200	11,342,970
Micrel, Inc.(a)	183,700	2,722,434
Micron Technology, Inc.(b)	58,900	867,008
National Semiconductor Corp.	446,200	12,422,208
Novellus Systems, Inc.	80,900	1,941,600
QLogic Corp.(a)	269,700	5,218,695
Sirf Technology Holdings Inc	7,600	269,116
Texas Instruments, Inc.	710,100	23,056,947
Xilinx, Inc.(b)	284,500	7,243,370
Zoran Corp.	41,200	901,456

		96,300,844

Software — 0.1%
BMC Software, Inc.(a)	47,800	1,035,348
Cadence Design System, Inc.(a)	45,400	839,446
Informatica Corp.	29,500	458,725
Intuit, Inc.(a)	32,400	1,723,356

		4,056,875

Telecommunications — 3.1%
AT&T Inc.(b)	1,060,812	28,684,357
BellSouth Corp.	27,800	963,270
CenturyTel, Inc.	149,300	5,840,616
Crown Castle International Corp.(a)(b)	114,100	3,234,735
Harris Corp.	74,400	3,518,376
Motorola, Inc.	1,131,700	25,927,247
QUALCOMM, Inc.	405,800	20,537,538
Sprint Nextel Corp.	105,800	2,733,872
Verizon Communications, Inc.	569,688	19,403,573

		110,843,584

Tobacco — 0.8%
Altria Group, Inc.	260,000	18,423,600
Reynolds American, Inc.(b)	89,000	9,389,500

		27,813,100

Trucking & Shipping — 1.1%
FedEx Corp.	93,500	10,559,890
J.B. Hunt Transport Services, Inc.	47,800	1,029,612
OMI Corp.	6,100	109,922
Ryder System, Inc.	19,500	873,210
United Parcel Service, Inc. (Class “B” Stock)(b)	342,800	27,211,464

		39,784,098

Utilities — Electric — 1.5%
Alliant Energy Corp.	76,800	2,416,896
American Electric Power Co., Inc.	308,400	10,491,768
DTE Energy Co.	93,000	3,728,370
Duke Energy Corp.(b)	396,900	11,569,635
Edison International	84,600	3,483,828
FirstEnergy Corp.(b)	38,800	1,897,320
NiSource, Inc.	34,900	705,678
Pinnacle West Capital Corp.(b)	91,900	3,593,290
TXU Corp.	340,500	15,240,780

		53,127,565

TOTAL COMMON STOCKS (cost $2,066,020,816)		2,357,736,431

	Interest Rate	Maturity Date	Moody’s Rating		Principal Amount (000)	Value
LONG-TERM BONDS — 26.0%
Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc.,(h)
Notes, 144A	4.75%	08/15/10	Baa2		1,450	1,397,911
Notes, 144A	5.20%	08/15/15	Baa2		1,060	1,005,669
Boeing Capital Corp.,
Sr. Notes	6.10%	03/01/11	A2		925	953,459
Goodrich Corp.,
Notes	7.625%	12/15/12	Baa3		970	1,070,493
Lockheed Martin Corp.,
Bonds	8.50%	12/01/29	Baa1		120	155,801
Northrop Grumman Corp.
Notes	7.125%	02/15/11	Baa2		3,500	3,726,999
Raytheon Co.,
Notes	4.50%	11/15/07	Baa3		177	174,625
Notes	5.50%	11/15/12	Baa3		595	592,101
Notes	6.55%	03/15/10	Baa3		870	901,997
Notes	8.30%	03/01/10	Baa3		530	580,159

						10,559,214

Airlines
Continental Airlines, Inc.,
Pass-thru Certs.	6.648%	09/15/17	Baa3		404	407,127
Southwest Airlines Co.,
Notes	6.50%	03/01/12	Baa1		1,005	1,027,589

						1,434,716

Asset Backed Securities — 1.1%
American Express Credit Account Master Trust,(g)(h)
Ser. 2004-4, Class C, 144A	5.219%	03/15/12	Baa2		1,170	1,175,667
Ser. 2004-C, Class C, 144A	5.249%	02/15/12	Baa2		942	943,853
Amortizing Residential Collateral Trust,
2002-BC7 M2 Fltr.	5.718%	10/25/32	AA+	(f)	1,100	1,102,088
2002-BC9 M1 Fltr.	5.918%	12/25/32	Aa2		2,498	2,508,042

Bank One Issuance Trust,
Ser. 2003-C1, Class C1	4.54%	09/15/10	Baa2		1,820	1,791,517
CDC Mortgage Capital Trust,(g)
Ser. 2002-HE3, Class M1	5.918%	03/25/33	Aa2		1,261	1,267,124
Centex Home Equity,(g)
Ser. 2005-A, Class M2	5.318%	01/25/35	Aa2		1,790	1,796,627
Chase Issuance Trust,
Ser. 2005-A4, Class A4	4.23%	01/15/13	Aaa		3,200	3,086,962
Citibank Credit Card Issurance Trust,
Ser. 2003-C3, Class C3	4.45%	04/07/10	Baa2		1,300	1,275,127
Credit-Based Asset Servicing and Securitization,
Ser. 2005-CB6, Class A3	5.12%	07/25/35	Aaa		1,400	1,382,665
Equity One ABS, Inc.,
Ser. 2004-3, Class M1	5.70%	07/25/34	Aa2		1,280	1,267,078
First Franklin Mortgage Loan Trust,(g)
Ser. 2005-FFH1, Class M2	5.34%	06/25/36	Aa2		1,450	1,460,757
Home Equity Asset Trust,(g)
Ser. 2005-7, Class 2A4	5.198%	01/25/36	Aaa		1,100	1,102,036
Household Home Equity Loan Trust,(g)
Ser. 2005-2, Class M2	5.266%	01/20/35	Aa1		1,031	1,033,841
Household Mortgage Loan Trust,(g)
Ser. 2003-HC2, Class M	5.376%	06/20/33	Aa2		278	277,946
Ser. 2004-HC1, Class M	5.276%	02/20/34	Aa2		264	263,979
MBNA Master Credit Card Trust,
Ser. 1999-J, Class A	7.00%	02/15/12	Aaa		1,830	1,934,997
Ser. 2000-E, Class A	7.80%	10/15/12	Aaa		2,940	3,232,712
Morgan Stanley ABS Capital I,(g)
Ser. 2004-NC3, Class M2	5.918%	03/25/34	A2		1,460	1,475,194
Morgan Stanley Dean Witter Capital I,(g)
Ser. 2002-NC4, Class M1	5.67%	09/25/32	Aaa		1,432	1,439,424
Ser. 2002-HE1, Class M1	5.418%	07/25/32	Aa2		1,750	1,767,312
Ser. 2002-NC2, Class M2	6.368%	04/25/32	A	(f)	1,960	2,001,841
Prestige Auto Receivables Trust,(h)
Ser. 2004-1, Class A2, 144A	3.69%	06/15/11	Aaa		872	859,418
Saxon Asset Securities Trust,(g)
Ser. 2005-2, Class M2	5.258%	10/25/35	Aa2		1,170	1,177,042

Securitized Asset Backed Receivables LLC,(g)
Ser. 2004-OP1, Class M1	5.091%	02/25/34	Aa2		1,400	1,404,922
Structured Asset Securities Corp.,(g)
Ser. 2005-RMS1, Class A3	5.118%	02/25/35	AAA	(f)	1,100	1,103,533
SVO VOI Mortgage Corp.
Ser. 2005-AA, Class A	5.25%	02/20/21	Aaa		902	892,311
WFS Financial Owner Trust,
Ser. 2004-4, Class D	3.58%	05/17/12	A3		872	854,760

						39,878,775

Automotive — 0.1%
Auburn Hills Trust,
Debs.	12.375%	05/01/20	A3		510	741,019
DaimlerChrysler NA Holding Corp.,
Gtd. Notes	8.50%	01/18/31	A3		279	326,397
Equus Cayman Finance Ltd.,(h)
Notes, 144A (Cayman Islands)	5.50%	09/12/08	Baa3		315	312,685
Hyundai Motor Manufacturing LLC,(h)
Gtd. Notes, 144A	5.30%	12/19/08	Baa3		500	493,458
Johnson Controls, Inc.,
Sr. Notes	5.50%	01/15/16	Baa1		310	300,633

						2,174,192

Banking — 0.6%
Bank of America Corp.,(b)
Sr. Unsec. Notes	4.75%	08/01/15	Aa2		1,980	1,859,786
Bank One Corp.,
Sub. Notes	7.875%	08/01/10	A1		2,250	2,453,437
Citigroup, Inc.,
Notes	5.625%	08/27/12	Aa2		2,800	2,815,213
Notes	6.00%	10/31/33	Aa2		935	923,775
Notes	6.625%	06/15/32	Aa2		515	551,488
Sub. Notes	5.00%	09/15/14	Aa2		454	434,523
Credit Suisse First Boston USA, Inc.,
Notes	5.13%	08/15/15	Aa3		1,160	1,109,919
First Union National Bank,
Sub. Notes	7.80%	08/18/10	Aa3		2,100	2,288,284

HSBC Finance Corp.,
Notes	5.00%	06/30/15	Aa3	840	792,826
Notes	6.75%	05/15/11	Aa3	430	452,693
J.P. Morgan Chase & Co.,
Sr. Notes	5.15%	10/01/15	A1	1,310	1,253,578
Sr. Notes	5.25%	05/30/07	Aa3	210	209,670
Sub. Notes	4.60%	01/17/11	Aa3	720	694,655
Sub. Notes	6.50%	01/15/09	A1	1,100	1,129,000
Mizuho Finance Ltd. (Cayman Islands),(h)
Bank Gtd. Notes, 144A	5.79%	04/15/14	A2	815	817,055
Santander Central Hispano Issuances,
Bank Gtd. Notes	7.625%	09/14/10	A1	695	753,028
Washington Mutual Bank,	5.65%	08/15/14	A3	290	284,917
Wells Fargo & Co.,
Sub. Notes	5.125%	09/15/16	Aa2	210	200,832
Wells Fargo Bank,
Sub. Notes	6.45%	02/01/11	Aa1	2,000	2,083,746

					21,108,425

Brokerage — 0.2%
Bear Stearns Co., Inc.,
Unsec. Notes	5.30%	10/30/15	A1	515	497,888
Lehman Brothers Holdings, Inc.,
Notes	6.625%	01/18/12	A1	1,670	1,756,907
Merrill Lynch & Co., Inc.,
Notes	4.25%	02/08/10	Aa3	1,170	1,123,414
Notes	4.79%	08/04/10	Aa3	295	286,835
Notes	5.00%	01/15/15	Aa3	460	438,878
Notes	5.45%	07/15/14	Aa3	160	157,789
Morgan Stanley,
Notes	5.30%	03/01/13	Aa3	845	826,403
Notes	5.375%	10/15/15	Aa3	670	648,952
Sub. Notes	4.75%	04/01/14	A1	1,170	1,091,602
The Goldman Sachs Group, Inc.,(b)
Sub. Notes	6.345%	02/15/34	A1	935	927,204
Goldman Sachs Group Inc.,
Sr. Notes	5.35%	01/15/16	Aa3	1,990	1,922,063

					9,677,935

Building Materials & Construction — 0.1%
American Standard, Inc.,(b)
Gtd. Notes	7.625%	02/15/10	Baa3	770	812,743
Hanson PLC,
Sr. Unsub.	7.875%	09/27/10	Baa1	1,000	1,082,583
The Ryland Group, Inc.,
Sr. Notes	5.375%	06/01/08	Baa3	440	435,569

					2,330,895

Cable — 0.3%
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes	9.46%	11/15/22	Baa2	255	321,682
Comcast Corp.,(b)
Class A	5.65%	06/15/35	Baa2	1,325	1,154,810
Gtd. Notes	6.45%	03/15/37	Baa2	675	649,486
Continental Cablevision, Inc.,
Sr. Notes	8.30%	05/15/06	Baa2	4,000	4,013,409
Cox Communications, Inc.,
Notes, Class A	6.75%	03/15/11	Baa3	950	974,346
Notes, Class A	7.875%	08/15/09	Baa3	1,275	1,350,021
CSC Holdings, Inc.,
Sr. Notes	7.875%	12/15/07	B2	1,970	2,009,400

					10,473,154

Capital Goods — 0.3%
Caterpillar Financial Services Corp.,
Series, MTN	5.50%	03/15/16	A2	825	817,752
Caterpillar, Inc.,
Debs.	7.25%	09/15/09	A2	700	740,959
Cooper Cameron Corp.,
Sr. Notes	2.65%	04/15/07	Baa1	330	319,113
ERAC USA Finance Co.,(h)
Gtd. Notes, 144A	7.35%	06/15/08	Baa1	1,950	2,024,828

Fedex Corp.,
Gtd. Notes	7.25%	02/15/11	Baa2	400	427,185
Notes	2.65%	04/01/07	Baa2	1,600	1,555,369
Honeywell International, Inc.,
Sr. Unsec. Notes	5.70%	03/15/36	A2	690	670,680
Bonds	6.125%	11/01/11	A2	1,095	1,130,274
Tyco International Group SA,
Gtd. Notes	6.00%	11/15/13	Baa3	1,265	1,270,747
United Technologies Corp.,
Debs.	8.875%	11/15/19	A2	460	590,183
Notes	6.35%	03/01/11	A2	825	857,252
Sr. Notes	4.875%	05/01/15	A2	1,125	1,074,548
Waste Management, Inc.,
Gtd. Notes	7.75%	05/15/32	Baa3	540	633,403

					12,112,293

Chemicals — 0.3%
Dow Chemical,
Debs.	7.38%	11/01/29	A3	525	605,902
Huntsman International LLC,(b)
Gtd. Notes	9.875%	03/01/09	B2	1,750	1,828,750
ICI Wilmington, Inc.,	5.625%	12/01/13	Baa3	720	696,987
IMC Global, Inc.,
Gtd. Notes, Ser. B	11.25%	06/01/11	Ba3	1,750	1,861,562
Lubrizol Corp.
Debs.	6.50%	10/01/34	Baa3	400	394,888
Sr. Notes	4.625%	10/01/09	Baa3	860	833,223
Lyondell Chemical Co.,
Gtd. Notes	9.50%	12/15/08	B1	1,272	1,322,880
Monsanto Co.,
Bonds, Series 1	5.50%	07/30/35	Baa1	500	451,681
The Dow Chemical Co.,
Notes	5.97%	01/15/09	A3	390	396,329
Notes	6.125%	02/01/11	A3	685	703,146
Union Carbide Corp.,	7.50%	06/01/25	Ba2	460	491,983

					9,587,331

Collateralized Mortgage Obligations — 0.4%
Banc of America Mortgage Securities,
Ser. 2005-A, Class 2A1(g)	4.46%	02/25/35	Aaa		1,337	1,299,907
Ser. 2005-B, Class 2A1(g)	4.40%	03/25/35	Aaa		1,334	1,295,001
Bank of America Alternative Loan Trust,
Ser. 2005-12, Class 3CB1	6.00%	01/25/36	Aaa		4,892	4,858,703
Countrywide Alternative Loan Trust,
Ser. 2004-18CB, Class 3A1	5.25%	09/25/19	Aaa		2,141	2,069,688
Master Alternative Loan Trust,
Ser. 2004-4, Class 4A1	5.00%	04/25/19	Aaa		674	651,957
Structured Adjustable Rate Mortgage Loan,(g)
Ser. 2004-1, Class 4A3	4.17%	02/25/34	Aaa		1,439	1,411,428
Washington Mutual Mortgage, Pass-Through
Certificates, Ser. 2005-1, Class 3A	5.00%	03/25/20	Aaa		741	721,563
Washington Mutual, Inc.,(g)
Ser. 2002-AR15, Class A5	4.375%	12/25/32	Aaa		700	687,521

						12,995,768

Commercial Mortgage Backed Securities — 2.6%
Banc of America Commercial Mortgage, Inc.,
Ser. 2005-1, Class ASB(g)	4.86%	11/10/42	AAA	(f)	900	882,599
Ser. 2003-2, Class A3	4.873%	03/11/41	AAA	(f)	2,500	2,419,862
Ser. 2004-2, Class A4	4.153%	11/10/38	Aaa		2,800	2,635,035
Ser. 2005-3, Class A4	4.67%	07/10/43	Aaa		2,300	2,153,381
Ser. 2005-6, Class A4	5.18%	09/10/47	Aaa		1,100	1,073,025
Bear Stearns Commercial Mortgage Securities,
Ser. 2004-T16, Class A-6(g)	4.75%	02/13/46	AAA	(f)	4,500	4,238,850
Ser. 2005-T18, Class AAB(g)	4.823%	02/13/42	Aaa		1,775	1,700,516
Ser. 2005-T20, Class AAB(g)	5.14%	10/12/42	Aaa		2,400	2,358,702
Commercial Mortgage Pass-Through Certificate,(h)
Ser. 2004-LB2A, Class X2, 144A	1.157%	03/10/39	AAA	(f)	13,331	433,261
CS First Boston Mortgage Securities Corp.,
Ser. 2004-C3, Class A4	4.835%	07/15/36	Aaa		880	851,096
Ser. 2004-C4, Class A4	4.283%	10/15/39	Aaa		1,400	1,323,615

CS Mortgage Capital Certificate Corp.,
Ser. 2006-C1, Class A4	5.609%	02/15/39	AAA	(f)	2,700	2,694,021
DLJ Commercial Mortgage Corp.,
Ser. 2000-CF1, Class A1B	7.62%	06/10/33	AAA	(f)	2,710	2,918,066
General Electric Capital Commercial Mortgage Corp.,(g)
Ser. 2004-C2, Class X2	0.64%	03/10/40	Aaa		25,108	556,531
Greenwich Capital Commercial Funding Corp.,
Ser. 2003-C1, Class A4	4.111%	07/05/35	Aaa		7,700	7,080,371
Ser. 2003-C2, Class A3	4.533%	01/05/36	Aaa		2,750	2,649,623
GS Mortgage Securities Corp. II,
Ser. 2006-GG6, Class AAB	5.587%	04/10/38	AAA	(f)	6,650	6,647,837
JP Morgan Chase,
Ser. 2005-CB13, Class A4	5.29%	01/12/43	Aaa		2,340	2,299,101
Ser. 2005-LDP5, Class A4	5.18%	12/15/44	Aaa		5,000	4,884,820
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Ser. 2004-C2, Class A3(g)	5.213%	05/15/41	Aaa		5,100	4,996,912
Ser. 2005-LDP4, Class A4	4.92%	10/15/42	Aaa		2,500	2,378,853
Ser. 2005-LDP2, Class ASB	4.66%	07/15/42	Aaa		6,350	6,063,350
Ser. 2006-LDP6, Class X2(g)	0.256%	04/15/43	Aaa		150,000	1,000,500
J.P. Morgan Commercial Mortgage Finance Corp.,
Ser. 2000-C10, Class A2	7.37%	08/15/32	Aaa		8,249	8,730,225
Ser. 2003-CB6, Class A2	5.26%	07/12/37	Aaa		2,100	2,063,379
KeyCorp.,
Ser. 2000-C1, Class A2	7.727%	05/17/32	Aaa		9,000	9,638,344
LB-UBS Commercial Mortgage Trust,
Ser. 2003-C8, Class A3	4.83%	11/15/27	Aaa		1,460	1,417,153
Ser. 2004-C6, Class A5(g)	4.826%	08/15/29	AAA	(f)	3,910	3,767,480
Merrill Lynch Mortgage Trust,
Ser. 2004-KEY2, Class A3	4.615%	08/12/39	Aaa		2,000	1,907,669
PNC Mortgage Acceptance Corp.,
Ser. 1999-CM1, Class A1B	7.33%	12/10/32	AAA	(f)	2,087	2,201,170

						93,965,347

Consumer Services — 0.1%
Cendant Corp.,
Notes	6.875%	08/15/06	Baa1	1,320	1,326,322
Sr. Notes	6.25%	01/15/08	Baa1	885	895,346

					2,221,668

Electric — 0.5%
Appalachian Power Co.,
Sr. Notes	4.40%	06/01/10	Baa2	620	591,918
Boston Edison Co.,
Debs.	4.875%	04/15/14	A1	565	542,249
Carolina Power & Light Co.,
First Mtge.	5.25%	12/15/15	A3	525	507,846
CenterPoint Energy Houston Electric LLC,
Mtge. Bonds, Ser. J2	5.70%	03/15/13	Baa2	740	740,306
Mtge. Bond, Ser. K2	6.95%	03/15/33	Baa2	590	644,935
Con Edison Co. of New York,
Sr. Unsec. Notes	5.375%	12/15/15	A1	730	715,533
Consumers Energy Co.,
First Mtge. Bonds, Ser. B	5.375%	04/15/13	Baa3	325	317,077
Dominion Resources, Inc.,
Sr. Notes	5.125%	12/15/09	Baa2	970	956,476
Duke Capital LLC,
Sr. Notes	4.331%	11/16/06	Baa3	700	696,047
Notes	6.25%	02/15/13	Baa3	235	240,922
Notes	8.00%	10/01/19	Baa3	215	251,095
El Paso Electric Co.,
Sr. Unsec. Notes	6.00%	05/15/35	Baa3	670	630,398
Empresa Nacional de Electricidad S.A. (Chile),
Bonds	8.50%	04/01/09	Ba1	1,070	1,147,443
Notes	8.625%	08/01/15	Ba1	360	410,586
Energy East Corp.,
Notes	6.75%	09/15/33	Baa2	630	653,972
Exelon Corp.,
Notes	4.90%	06/15/15	Baa2	155	143,983
FirstEnergy Corp.,(b)
Notes	7.375%	11/15/31	Baa3	735	816,418

Florida Power & Light Co.,
First Mtge.	5.95%	10/01/33	Aa3	295	293,337
Indiana Michigan Power Co.,
Sr. Notes	5.05%	11/15/14	Baa2	460	434,995
National Rural Utilities Cooperative Finance Corp.,
Notes, Ser. MTNC	7.25%	03/01/12	A2	185	199,848
NiSource Finance Corp.,
Gtd. Notes	5.25%	09/15/17	Baa3	650	610,030
Gtd. Notes	5.45%	09/15/20	Baa3	1,400	1,297,790
Oncor Electric Delivery Co.,
Debs.	6.375%	01/15/15	Baa2	345	356,016
Pacific Gas & Electric Co.,
First Mtge.	6.05%	03/01/34	Baa1	1,490	1,458,086
Pepco Holdings, Inc.,
Notes	5.50%	08/15/07	Baa2	565	565,060
PPL Electric Utilities Corp.,
Second Mtge.	6.25%	08/15/09	A3	1,500	1,532,819
Southern California Edison Co.,
First Mtge.	4.65%	04/01/15	A3	470	438,418
First Mtge.	5.625%	02/01/36	A3	355	332,297
TXU Electric Delivery Co.,
Debs.,	7.00%	09/01/22	Baa2	475	507,553
Sec. Notes	7.25%	01/15/33	Baa2	250	278,685
Xcel Energy, Inc.,
Sr. Notes	3.40%	07/01/08	Baa1	605	578,848
Sr. Notes	7.00%	12/01/10	Baa1	190	200,226

					19,091,212

Energy - Integrated — 0.1%
Amerada Hess Corp.,
Bonds	7.875%	10/01/29	Ba1	710	826,754
ConocoPhillips,
Sr. Notes	6.95%	04/15/29	A1	200	226,258
Marathon Oil Corp.,
Notes	6.125%	03/15/12	Baa1	310	319,073
Phillips Petroleum Co.,
Notes	8.75%	05/25/10	A1	1,505	1,689,014

Union Oil Co.,
Gtd. Notes	7.35%	06/15/09	A1	650	690,555

					3,751,654

Energy — Other — 0.2%
Devon Energy Corp.,
Gtd. Notes	7.875%	09/30/31	Baa2	225	271,637
Sr. Notes	2.75%	08/01/06	Baa2	2,390	2,369,353
Encana Corp.,
Bonds	6.50%	08/15/34	Baa2	290	303,434
Halliburton Co.,
Notes	5.50%	10/15/10	Baa1	150	150,354
Kerr-McGee Corp.,
Gtd. Notes	5.875%	09/15/06	Ba3	930	931,173
Occidental Petroleum Corp.,(b)
Sr. Notes	6.75%	01/15/12	A3	735	786,408
Talisman Energy, Inc., (b)
Notes	5.125%	05/15/15	Baa1	595	570,012
Valero Energy Corp.,
Notes	7.50%	04/15/32	Baa3	145	166,708
Woodside Petroleum Ltd.,(h)
Gtd. Notes, 144A	5.00%	11/15/13	Baa1	1,315	1,276,365

					6,825,444

Foods — 0.5%
Archer-Daniels-Midland Co.,
Debs.	8.125%	06/01/12	A2	300	339,754
Bottling Group LLC,
Sr. Unsec. Notes	5.50%	04/01/16	A3	1,200	1,184,588
Cadbury Schweppes US Finance,(h)
Notes, 144A	3.875%	10/01/08	Baa2	810	781,038
Cargill, Inc.,(h)
Notes, 144A	3.625%	03/04/09	A2	1,875	1,787,273
ConAgra Foods, Inc.,
Notes	7.875%	09/15/10	Baa2	650	701,355
General Mills, Inc.,
Notes	5.125%	02/15/07	Baa2	350	349,436

Heinz Co.,(h)
Notes 144A	6.43%	12/01/08	Baa1	1,290	1,312,794
Kellogg Co.,
Notes	6.60%	04/01/11	Baa1	1,875	1,960,586
Kraft Foods, Inc.,
Notes	4.625%	11/01/06	A3	2,700	2,690,330
Notes	5.25%	06/01/07	A3	300	299,376
Notes	5.625%	11/01/11	A3	850	851,131
PepsiAmericas, Inc.,
Notes	4.875%	01/15/15	Baa1	570	541,524
Notes	6.375%	05/01/09	Baa1	1,530	1,571,267
Safeway, Inc.,
Sr.Unsec. Notes	7.25%	02/01/31	Baa2	135	143,057
The Kroger Co.,
Sr. Notes	7.00%	05/01/18	Baa2	565	591,234
Gtd. Notes	6.75%	04/15/12	Baa2	45	46,845
Gtd. Notes	6.80%	04/01/11	Baa2	670	698,072
Tricon Global Restaurants,
Sr. Notes	8.88%	04/15/11	Baa3	180	202,748
Tyson Foods, Inc.,
Sr. Unsec. Notes	6.60%	04/01/16	Baa3	735	725,968
Notes	8.25%	10/01/11	Baa3	95	101,423
Sr. Notes	7.25%	10/01/06	Baa3	405	408,502

					17,288,301

Gaming — 0.1%
Harrah’s Operating Co., Inc.,
Gtd. Notes	5.50%	07/01/10	Baa3	625	618,673
Gtd. Notes	5.75%	10/01/17	Baa3	1,060	1,003,714
Mandalay Resorts Group,
Sr. Sub. Notes	9.375%	02/15/10	Ba3	10	10,850
Station Casinos, Inc.,
Series, 144A(h)	6.625%	03/15/18	Ba3	1,500	1,466,250

					3,099,487

Healthcare & Pharmaceutical — 0.4%
Baxter International, Inc.,
Sr. Unsec. Notes	5.20%	02/16/08	Baa1	860	856,552

Bristol-Myers Squibb Co.,
Notes	5.75%	10/01/11	A1	555	561,099
Cardinal Health, Inc.,
Unsub. Notes	5.85%	12/15/17	Baa3	1,305	1,288,583
Coventry Health Care, Inc.,
Sr. Notes	6.125%	01/15/15	Ba1	990	984,785
Genentech, Inc.,
Sr. Notes	4.75%	07/15/15	A1	890	835,763
Laboratory Corp. of America,
Sr. Unsec. Notes	5.63%	12/15/15	Baa3	730	716,848
Merck & Co., Inc.,
Debs.	5.95%	12/01/28	Aa3	165	160,387
Pharmacia Corp.
Debs.	6.60%	12/01/28	Aaa	185	204,758
Schering-Plough Corp.(g)
Sr. Notes	5.55%	12/01/13	Baa1	1,580	1,563,209
Teva Pharmaceutical Finance LLC.,
Bonds	6.15%	02/01/36	Baa2	1,295	1,220,572
Wyeth,
Unsub. Notes	5.50%	03/15/13	Baa1	1,350	1,334,675
Unsub. Notes	5.50%	02/01/14	Baa1	685	675,898
Unsub. Notes	6.45%	02/01/24	Baa1	475	491,290

					10,894,419

Healthcare Insurance — 0.1%
Anthem, Inc.,
Notes	3.50%	09/01/07	Baa1	1,560	1,516,999
United Health Group, Inc.,
Sr. Unsec. Notes	5.25%	03/15/11	A2	1,350	1,338,904
Sr. Unsec. Notes	5.375%	03/15/16	A2	650	635,521
Sr. Unsec. Notes	5.80%	03/15/36	A2	600	571,361
Wellpoint, Inc.,
Notes	5.00%	12/15/14	Baa1	860	820,237
Notes	5.95%	12/15/34	Baa1	455	438,018

					5,321,040

Insurance — 0.2%
Allstate Corp.(The),
Sr. Notes	5.55%	05/09/35	A1	145	134,319
Sr. Notes	5.95%	04/01/36	A1	540	525,988
American International Group, Inc.,
Notes	4.25%	05/15/13	Aa2	1,080	998,675
Notes, 144A(h)	5.05%	10/01/15	Aa2	180	171,634
AXA SA (France),
Sub. Notes	8.60%	12/15/30	A3	155	198,120
Everest Reinsurance Holdings
(Bermuda), Notes	5.40%	10/15/14	A3	615	591,542
Liberty Mutual Group, Inc.,(h)
Gtd. Notes, 144A	7.00%	03/15/34	Baa3	720	731,519
Marsh & Mclennan Cos., Inc.,
Sr. Unsec. Notes	5.15%	09/15/10	Baa2	265	259,026
MetLife, Inc.,
Notes	6.125%	12/01/11	A2	335	345,559
Sr. Notes	5.70%	06/15/35	A2	1,020	961,120
Sr. Notes	6.375%	06/15/34	A2	70	72,232
W.R. Berkley Corp.,
Sr. Notes	5.60%	05/15/15	Baa2	555	535,405
Sr. Notes	6.15%	08/15/19	Baa2	460	449,733
XL Capital Ltd.,
Sr. Notes	5.25%	09/15/14	A3	85	80,444

					6,055,316

Lodging — 0.1%
Carnival Corp.,
Gtd. Notes	3.75%	11/15/07	A3	2,205	2,149,231
P&O Princess,
Notes	7.30%	06/01/07	A3	260	265,073
Royal Caribbean Cruises Ltd.,
Sr. Notes	8.00%	05/15/10	Ba1	1,770	1,892,739

					4,307,043

Media & Entertainment — 0.2%
British Sky Broadcasting Group PLC
(United Kingdom), Gtd. Notes	7.30%	10/15/06	Baa2	660	666,026
CBS Corp.,
Gtd. Notes	7.88%	07/30/30	Baa3	370	402,927
Chancellor Media Corp.,
Gtd. Notes	8.00%	11/01/08	Baa3	575	603,599
Clear Channel Communications, Inc.,
Sr. Unsec. Notes	6.25%	03/15/11	Baa3	235	233,162
Historic TW Inc.,
Gtd. Notes	9.15%	02/01/23	Baa2	505	607,200
News America, Inc.,
Gtd. Notes	7.625%	11/30/28	Baa2	1,050	1,127,678
Time Warner Cos., Inc.,
Debs.	7.25%	10/15/17	Baa2	790	845,343
Time Warner, Inc.,
Gtd. Notes	6.75%	04/15/11	Baa2	1,570	1,628,260
Gtd. Notes	7.70%	05/01/32	Baa2	250	274,928
Walt Disney Co.,
Sr. Notes	5.375%	06/01/07	A3	225	225,048

					6,614,171

Metals
Alcan, Inc.,
Notes	5.00%	06/01/15	Baa1	600	565,820
Notes	5.20%	01/15/14	Baa1	105	101,205
Notes	6.125%	12/15/33	Baa1	160	156,951
Noranda Inc.,
Notes	6.20%	06/15/35	Baa3	835	761,682
Vale Overseas Ltd.,
Gtd. Notes	8.25%	01/17/34	Baa3	140	160,650

					1,746,308

Municipals
Illinois St., Taxable Pension, G.O.,
	5.10%	06/01/33	Aa3	975	912,200

Non Captive Finance — 0.5%
Berkshire Hathaway,
Gtd. Notes	4.75%	05/15/12	Aaa	830	800,829

Capital One Bank Corp.,
Notes	6.50%	06/13/13	Baa1	20	20,812
Capital One Financial Corp.,
Notes	5.50%	06/01/15	Baa1	265	257,197
CIT Group Funding Co.,
Series WI (Canada)	5.20%	06/01/15	A2	1,210	1,154,391
CIT Group, Inc.,
Notes	4.25%	02/01/10	A2	400	382,983
Sr. Notes	5.50%	11/30/07	A2	990	992,605
General Electric Capital Corp.,
Notes, MTN	4.875%	10/21/10	Aaa	1,070	1,048,135
Notes, Ser. A, MTN	6.125%	02/22/11	Aaa	1,990	2,050,295
Notes, Ser. A, MTN	6.75%	03/15/32	Aaa	2,100	2,338,515
Household Finance Corp.,
Notes	4.75%	05/15/09(b)	Aa3	640	628,326
Notes	6.375%	10/15/11-11/27/12	Aa3	945	980,332
HSBC Finance Corp.,
Notes	5.50%	01/19/16	Aa3	575	561,770
Icici Bank Ltd.,(h)
Notes, 144A	5.75%	11/16/10	Baa3	1,070	1,055,644
International Lease Finance Corp.,
Notes	3.50%	04/01/09	A1	580	549,643
MUFG Capital Finance 1 Ltd.,
Gtd. Notes	6.346%	07/29/49	Baa2	800	787,230
Residential Capital Corp.,
Gtd. Notes,	6.00%	02/22/11	Baa3	1,630	1,616,983
Sr. Unsec. Notes	6.375%	06/30/10	Baa3	480	483,562

					15,709,252

Paper
Weyerhaeuser Co.,(b)
Notes	7.375%	03/15/32	Baa2	730	779,508

Pipelines & Other — 0.2%
Atmos Energy Corp.,
Notes	4.00%	10/15/09	Baa3	1,680	1,593,711
Duke Energy Field Services, Inc.,
Notes	7.875%	08/16/10	Baa2	1,760	1,910,396

Enterprise Products Operating LP,
Ser. B, Sr. Notes	4.00%	10/15/07	Baa3	780	763,076
Ser. B, Gtd. Notes	6.875%	03/01/33	Baa3	140	143,024
Kinder Morgan Finance Co. ULC,
Gtd. Notes,	6.40%	01/05/36	Baa2	920	895,808
Oneok Inc.,
Sr. Notes	5.51%	02/16/08	Baa2	1,290	1,288,019
Sempra Energy,
Sr. Unsec. Notes	6.00%	02/01/13	Baa1	90	91,236
Sr. Notes	4.621%	05/17/07	Baa1	630	624,394

					7,309,664

Railroads — 0.1%
Burlington Northern Santa Fe Corp.,
Debs.	6.70%	08/01/28	Baa2	670	722,878
Norfolk Southern Corp.,
Bonds	7.80%	05/15/27	Baa1	18	21,601
Sr. Unsec. Notes	5.64%	05/17/29	Baa1	477	453,284
Union Pacific Corp.,
Notes	6.625%	02/01/08	Baa2	1,390	1,418,834
Notes	6.65%	01/15/11	Baa2	1,875	1,954,240

					4,570,837

Real Estate Investment Trusts — 0.1%
Brandywine Operating Partners LP,
Gtd. Notes	5.75%	04/01/12	Baa3	1,295	1,285,922
ERP Operating LP,
Sr. Notes	5.125%	03/15/16	Baa1	345	327,267
First Industrial LP,
Sr. Notes	5.75%	01/15/16	Baa2	290	282,185
Mack-Cali Realty LP,
Notes	7.25%	03/15/09	Baa2	1,270	1,319,128
Post Apartment Homes LP,
Sr. Notes	5.45%	06/01/12	Baa3	435	417,772

					3,632,274

Retailers — 0.3%
Dayton Hudson Corp.,
Notes	7.50%	07/15/06	A2	1,150	1,157,795
Gap, Inc.,
Notes	6.90%	09/15/07	Baa3	1,230	1,249,054
Home Depot, Inc.,
Sr. Unsec. Notes	5.40%	03/01/16	Aa3	2,860	2,825,561
JC Penney Corp, Inc.,
Debs.	7.95%	04/01/17	Baa3	905	1,025,822
May Department Stores Co.,
Gtd. Notes	8.50%	06/01/19	Baa1	225	266,785
Notes(b)	6.65%	07/15/24	Baa1	435	441,397
Notes(b)	6.70%	07/15/34	Baa1	580	589,554
Target Corp.,
Notes	5.95%	05/15/06	A2	1,000	1,000,844
Wal-Mart Stores, Inc.,
Bonds	5.25%	09/01/35	Aa2	1,370	1,242,757

					9,799,569

Technology — 0.3%
Cisco Systems, Inc.,
Notes	5.50%	02/22/16	A1	500	492,490
Computer Associates International, Inc.,(h)
Sr. Notes, 144A	5.25%	12/01/09	Ba1	1,175	1,143,734
Equifax, Inc.,
Notes	4.95%	11/01/07	Baa1	320	317,462
First Data Corp.,
Notes	4.85%	10/01/14	A2	540	505,642
Freescale Semiconductor, Inc.,
Sr. Notes	6.875%	07/15/11	Ba1	2,000	2,045,000
International Business Machines Corp.,
Debs.	5.875%	11/29/32	A1	1,150	1,136,923
Jabil Circuit, Inc.,
Sr. Notes	5.875%	07/15/10	Baa3	770	770,927
Motorola, Inc.,
Notes	4.608%	11/16/07	Baa2	950	939,355
Notes	7.625%	11/15/10	Baa2	120	130,883
Oracle Corp and Ozark Holding Inc.,(h)
Notes, 144A	5.00%	01/15/11	A3	980	957,161
Seagate Technology HDD Holdings,
Gtd. Notes	8.00%	05/15/09	Ba2	1,225	1,272,469

Xerox Corp.,
Sr. Unsec. Notes	6.40%	03/15/16		Ba2	1,725	1,712,063

						11,424,109

Telecommunications — 0.7%
ALLTEL Ohio LP,(h)
Gtd. Notes, 144A	8.00%	08/15/10		A2	680	739,952
America Movil SA de CV,
Unsec. Notes	6.375%	03/01/35		A3	580	545,335
AT&T Corp.,
Sr. Notes	9.75%	11/15/31		A2	615	734,349
AT&T Wireless Services, Inc.,
Sr. Notes	7.875%	03/01/11		Baa2	780	854,931
Sr. Notes	8.75%	03/01/31		Baa2	539	682,669
BellSouth Corp.,
Bonds	6.55%	06/15/34		A2	15	14,975
Notes	4.20%	09/15/09		A2	1,175	1,127,413
British Telecom PLC (United Kingdom),
Bonds	7.00%	05/23/07		Baa1	1,265	1,285,509
Bonds	8.875%	12/15/30		Baa1	210	268,649
Cingular Wireless LLC,
Sr. Notes	7.125%	12/15/31		Baa2	505	546,635
Citizens Communications Co.,
Debs.	7.60%	06/01/06		Ba3	1,100	1,104,125
Deutsche Telekom International Finance BV (Netherlands),(g)
Gtd. Notes	8.25%	06/15/30		A3	295	352,888
France Telecom SA (France),
Notes	8.50%	03/01/31		A3	385	480,909
Koninklijke (Royal) KPN NV (Netherlands),
Sr. Notes	8.00%	10/01/10		Baa2	530	568,892
Nextel Communications, Inc.,
Sr. Notes	5.95%	03/15/14		Baa2	1,160	1,148,429
SBC Communications Inc.,
Notes	4.125%	09/15/09	(b)	A2	1,070	1,023,209
Notes	5.30%	11/15/10		A2	1,260	1,243,439
Sprint Capital Corp.,
Gtd. Notes	6.875%	11/15/28	(b)	Baa2	2,195	2,264,655
Gtd. Notes	8.75%	03/15/32		Baa2	230	287,559

Telecom de Puerto Rico,
Gtd. Notes	6.65%	05/15/06	(b)	Baa1	2,700	2,703,413
Gtd. Notes	6.80%	05/15/09		Baa1	3,065	3,104,311
Telecom Italia Capital,
Gtd. Notes	5.25%	11/15/13		Baa2	320	303,202
Gtd. Notes	6.375%	11/15/33		Baa2	710	669,036
Telus Corp.,
Notes	8.00%	06/01/11		Baa2	1,255	1,384,236
US Cellular Corp.,
Sr. Notes	6.70%	12/15/33		Baa3	470	447,727
Verizon Global Funding Corp.,
Bonds	5.85%	09/15/35		A3	750	672,708
Notes	7.75%	12/01/30		A3	105	115,999
Vodafone Group PLC (United Kingdom),
Notes	5.75%	03/15/16		A2	295	289,265
Notes	7.75%	02/15/10		A2	800	857,297

						25,821,716

Tobacco
Altria Group, Inc.,
Debs.	7.75%	01/15/27		Baa2	297	339,845
Notes	7.65%	07/01/08		Baa2	590	616,496

						956,341

Foreign Government Bonds — 0.3%
Korea Development Bank,
Notes (Korea)	4.75%	07/20/09		A3	1,180	1,153,382
Petrobras International Finance Co.,
Sr. Notes (Cayman Islands)	9.75%	07/06/11		A2	225	263,813
Bonds	8.375%	12/10/18		Baa2	450	509,625
Quebec Province,
Debs. (Canada)	5.75%	02/15/09		A1	500	506,710
Notes	4.60%	05/26/15		A1	735	693,880
Republic of Italy,
Notes (Italy)	5.375%	06/15/33		Aa2	800	770,408
Republic of Malaysia,
Bonds (Malaysia)	7.50%	07/15/11		A3	300	326,183

Republic of South Africa,
Notes (South Africa)	6.50%	06/02/14	Baa1	475	499,344
The Export-Import Bank of Korea, (h)
Notes, 144A (Korea)	4.125%	02/10/09	A3	860	830,358
United Mexican States Global Bond,
Bonds, Ser. MTN (Mexico)	8.30%	08/15/31	Baa1	965	1,166,203
Notes	5.625%	01/15/17(b)	Baa1	2,520	2,440,619
Notes	8.125%	12/30/19	Baa1	930	1,092,750
Notes	8.375%	01/14/11	Baa1	1,520	1,684,159

					11,937,434

Mortgage Backed Securities — 8.9%
Federal Home Loan Mortgage Corp.,	4.50%	11/01/18-07/01/20(e)	8,078	7,715,794
Federal Home Loan Mortgage Corp.,	5.00%	TBA	6,000	5,707,500
Federal Home Loan Mortgage Corp.,	5.00%	01/01/19-05/01/34(e)	13,930	13,497,948
Federal Home Loan Mortgage Corp.,	5.28%	12/01/35	4,583	4,525,744
Federal Home Loan Mortgage Corp.,	5.50%	12/01/33-02/01/34(e)	12,136	11,867,346
Federal Home Loan Mortgage Corp.,	6.00%	TBA	5,000	4,996,875
Federal Home Loan Mortgage Corp.,	6.00%	03/01/32-12/01/33(e)	4,281	4,293,816
Federal Home Loan Mortgage Corp.,	6.50%	09/01/14-09/01/14(e)	604	616,454
Federal Home Loan Mortgage Corp.,	7.00%	03/01/31-11/01/33(e)	6,254	6,443,461
Federal National Mortgage Assn.,	4.00%	06/01/19(e)	2,452	2,296,027
Federal National Mortgage Assn.,	4.50%	11/01/18-01/01/35(e)	17,300	16,415,141
Federal National Mortgage Assn.,	4.98%	07/01/33(e)	1,179	1,176,137
Federal National Mortgage Assn.,	5.00%	TBA	20,000	19,037,500
Federal National Mortgage Assn.,	5.00%	TBA	15,000	14,620,319
Federal National Mortgage Assn.,	5.00%	01/01/19-07/01/35(e)	43,563	41,662,807
Federal National Mortgage Assn.,	5.50%	TBA	30,500	29,766,109
Federal National Mortgage Assn.,	5.50%	TBA	1,500	1,490,625
Federal National Mortgage Assn.,	5.50%	03/01/16-10/01/35(e)	55,471	54,312,919
Federal National Mortgage Assn.,	6.00%	TBA	16,500	16,494,852
Federal National Mortgage Assn.,	6.00%	TBA	3,500	3,542,188
Federal National Mortgage Assn.,	6.00%	04/01/13-02/01/35(e)	24,631	24,682,097
Federal National Mortgage Assn.,	6.50%	07/01/17-09/01/34(e)	5,833	5,958,606
Federal National Mortgage Assn.,	7.00%	08/01/11-07/01/32(e)	2,045	2,113,437
Federal National Mortgage Assn.,	7.50%	06/01/12-05/01/32(e)	1,702	1,766,724
Government National Mortgage Assn.,	5.50%	TBA	9,000	8,910,000
Government National Mortgage Assn.,	5.50%	08/15/33-02/15/34(e)	2,068	2,049,255
Government National Mortgage Assn.,	6.00%	09/15/33-06/20/34(e)	3,405	3,443,792
Government National Mortgage Assn.,	6.50%	10/15/23-07/15/35(e)	8,672	8,982,748
Government National Mortgage Assn.,	8.00%	01/15/24-04/15/25(e)	318	340,142

				318,726,363

U.S. Government Agency Obligations - 2.0%
Federal Farm Credit Bank,(b)	4.125%	07/17/09	1,180	1,143,834
Federal Home Loan Bank,	3.75%	08/18/09	1,895	1,816,773
Federal Home Loan Bank,	4.25%	04/16/07	9,880	9,792,414
Federal Home Loan Bank,	4.50%	05/13/11	160	155,083
Federal Home Loan Mortgage Corp.,	4.75%	01/18/11-01/19/16(b)	825	802,141
Federal Home Loan Mortgage Corp.,	4.90%	11/03/08	7,840	7,769,808
Federal Home Loan Mortgage Corp.,	5.40%	02/28/11	8,150	8,118,402
Federal National Mortgage Assn.,	4.25%	07/27/07	4,021	3,975,788
Federal National Mortgage Assn.,	4.50%	02/15/11(e)	13,030	12,670,737
Federal National Mortgage Assn.,	4.875%	04/15/09(e)	18,590	18,462,527
Federal National Mortgage Assn.,	5.25%	08/01/12	6,535	6,468,755
Tennessee Valley Authority,	5.88%	04/01/36	990	1,060,186

				72,236,448

U.S. Government Treasury Obligation - 3.8%

United States Treasury Bonds,	4.50%	02/15/36	7,980	7,487,482
United States Treasury Bonds,	5.375%	02/15/31(b)	1,617	1,702,145
United States Treasury Bonds,	6.00%	02/15/26	2,215	2,471,455
United States Treasury Bonds,	6.875%	08/15/25	545	665,283
United States Treasury Bonds,	7.125%	02/15/23	1,150	1,414,321
United States Treasury Bonds,	8.125%	08/15/21	3,000	3,970,314
United States Treasury Bonds,	8.75%	05/15/20(b)	630	863,100
United States Treasury Bonds,	8.875%	02/15/19	2,060	2,804,336
United States Treasury Bonds,	9.00%	11/15/18	987	1,351,419
United States Treasury Bonds,	9.125%	05/15/18	730	1,001,183
United States Treasury Inflation Index Securities,	2.00%	01/15/26	3,695	3,497,597
United States Treasury Inflation Index Securities,	2.00%	01/15/16(b)	2,750	2,664,566
United States Treasury Inflation Index Securities,	0.875%	04/15/10	6,800	6,740,315
United States Treasury Inflation Index Securities,	1.625%	01/15/15	8,250	8,083,493
United States Treasury Inflation Index Securities,	1.875%	07/15/13-07/15/15	11,300	11,487,634
United States Treasury Inflation Index Securities,	2.00%	07/15/14-07/15/14(b)	12,100	12,545,379
United States Treasury Inflation Index Securities,	2.375%	01/15/25	7,625	8,059,379
United States Treasury Inflation Index Securities,	3.00%	07/15/12	6,350	7,296,196
United States Treasury Inflation Index Securities,	3.375%	01/15/12-04/15/32(b)	2,760	3,451,610
United States Treasury Inflation Index Securities,	3.50%	01/15/11	3,200	3,853,079
United States Treasury Inflation Index Securities,	3.625%	01/15/08-04/15/28	9,125	12,579,947
United States Treasury Inflation Index Securities,	3.875%	01/15/09-04/15/29	9,195	13,089,019
United States Treasury Inflation Index Securities,	4.25%	01/15/10	3,100	3,924,711
United States Treasury Notes,	4.50%	02/28/11-02/15/16	2,360	2,295,348
United States Treasury Notes,	4.75%	05/15/14	130	128,863
United States Treasury Notes,	6.125%	08/15/29	7,645	8,764,870
United States Treasury Strips, I/O,	Zero	05/15/18	1,248	678,766
United States Treasury Strips, I/O,	Zero	05/15/19(b)	6,005	3,094,022

				135,965,832

TOTAL LONG-TERM BONDS (cost $953,438,021)		933,295,655

TOTAL LONG-TERM INVESTMENTS (cost $3,019,458,837)		3,291,032,086

SHORT-TERM INVESTMENTS - 20.2%
U.S. Government Obligation - 0.1%
United States Treasury Bill (i)
Zero 06/15/06	3,500	3,468,283

	Shares
Affiliated Money Market Mutual Fund - 20.1%
Dryden Core Investment Fund- Dryden Short-Term Bond Series(d)	8,131,507	81,315,072
Dryden Core Investment Fund- Taxable Money Market Series (includes $329,887,433 of cash collateral for securities lending)(c)(d)	638,983,728	638,983,728

		720,298,800

TOTAL SHORT-TERM INVESTMENTS (cost $723,766,034)		723,767,083

OUTSTANDING OPTIONS PURCHASED
Call Options
90 Day Euro, expiring 09/18/06 @ $95.25 (cost $56,842)	49	2,450

TOTAL INVESTMENTS BEFORE OUTSTANDING OPTIONS WRITTEN - 111.9% (cost $3,743,281,713)(k)		4,014,801,619

OUTSTANDING OPTIONS WRITTEN(a)
Call Options
90 Day Euro, expiring 09/18/06 @ $95.75 (premiums received $25,846)	49	(612)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN - 111.9% (cost $3,743,255,867)		4,014,801,007
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(j) - (11.9%)		(427,442,168)

TOTAL NET ASSETS - 100.0%		$3,587,358,839

The following abbreviations are used in portfolio description:

G.O.	General Obligation

I/O	Interest Only

MTN — Medium	Term Note

TBA	Securities purchased on a forward commitment basis

(a)	Non income-producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $315,657,571; cash collateral of $329,887,433 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchase with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of Dryden Core Investment Fund-Taxable Money Market Series and the Dryden Core Investment Fund – Dryden Short-Term Bond Series.
(e)	Security segregated as collateral for TBAs.
(f)	Standard & Poor’s rating.
(g)	Indicates a variable rate security.
(h)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(i)	Security segregated as collateral for futures contracts.
(j)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures as follows:

Open futures contracts outstanding at March 31, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	March 31, 2006	Unrealized Appreciation (Depreciation)
Long Positions:
47	Fed Fund 30 Day Futures	May 06	$18,629,267	$18,621,323	$(7,944)
185	Fed Fund 30 Day Futures	July 06	73,269,707	73,177,208	(92,499)
114	U.S. Treasury 30 Yr. Bond	June 06	12,531,697	12,443,813	(87,884)
648	U.S. Treasury 5 Yr. Note	June 06	68,079,024	67,675,500	(403,524)
271	U.S. Treasury 5 Yr. Note	June 06	28,369,831	28,302,563	(67,268)
94	Eurodollar 90 Day Futures	Sep. 06	22,288,098	22,262,725	(25,373)
185	S&P 500	June 06	59,555,125	60,277,625	722,500

					38,008

Short Positions:
116	U.S. Treasury 10Yr. Notes	June 06	12,376,877	12,341,313	35,564
240	U.S. Treasury 2Yr. Notes	June 06	49,004,486	48,926,250	78,236

					113,800

					$151,808

(k)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation as of March 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 3,766,882,807	$314,928,941	$67,010,129	$247,918,812

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 95.2%
COMMON STOCKS
Australia - 1.8%
AWB Ltd.	271,500	$754,145
BHP Billiton PLC	122,600	2,457,547
BlueScope Steel Ltd.	251,400	1,292,240
Commonwealth Bank of Australia	81,200	2,633,344
CSR Ltd.	301,900	963,943
Macquarie Bank Ltd.	39,100	1,810,507
Quantas Airways Ltd.	515,500	1,306,427
Santos Ltd.	180,300	1,468,897
Sigma Pharmaceuticals Ltd.	180,177	341,821
Smorgon Steel Group Ltd.	936,900	918,898
Suncorp-Metway Ltd.	60,100	836,419
Telstra Corp. Ltd.	198,000	530,139

		15,314,327

Austria - 0.5%
Boehler-Uddeholm AG	5,800	1,194,891
Erste Bank der Oesterreichischen Sparkassen AG	27,700	1,633,439
Erste Bank der Oesterreichischen Sparkassen AG - New	9,252	538,293
Raiffeisen International Bank-Holding AG(a)	15,000	1,279,721

		4,646,344

Belgium - 0.3%
Fortis	74,100	2,647,262

Bermuda - 0.3%
Tyco International Ltd.	89,900	2,416,512

Brazil - 0.7%
Banco Itau Holding Financeira, ADR	46,700	1,390,259
Cia Vale do Rio Doce, ADR	38,948	1,890,146
Gol Linhas Aereas Inteligentes SA, ADR	17,700	474,360
Petroleo Brasilerio SA, ADR	25,900	2,068,115

		5,822,880

Canada - 1.3%
Canadian National Railway Co.	116,100	5,260,959
Manulife Financial Corp.	55,500	3,481,552
Research In Motion Ltd.(a)	19,900	1,685,072
Shoppers Drug Mart Corp.	24,800	943,923

		11,371,506

China - 0.4%
China Life Insurance Co.(a)	765,000	966,214
Foxconn International Holdings Ltd.(a)	1,332,000	2,497,774

		3,463,988

Colombia - 0.1%
BanColombia SA, ADR	26,400	921,360

Denmark - 0.2%
Danske Bank A/S	36,600	1,358,131

Finland - 0.3%
Perlos Oyj	73,300	613,809
Rautaruukki Oyj	53,600	1,979,845

		2,593,654

France - 5.7%
BNP Paribas SA	76,200	7,078,129
BNP Paribas SA - New(a)	3,460	310,493
Ciments Francais	5,200	814,804
CNP Assurances	15,900	1,603,141
Compagnie Generale des Etablissements Michelin “Class B”	24,600	1,545,735
Credit Agricole SA	58,900	2,291,959
Dassault Systemes SA	21,200	1,212,375
Essilor International SA CIE Generale D’Optique	22,600	2,015,754
Eurazeo	9,500	1,144,932
Hermes International	8,410	2,125,992
Iliad SA	6,200	522,940
L’Oreal SA	67,700	5,964,506
Natexis Banques Populaires	6,900	1,863,012
Peugeot SA	26,000	1,638,430
Rallye SA	13,400	571,933
Renault SA	13,600	1,446,230
Sanofi-Aventis	31,400	2,987,106
Schneider Electric SA	11,000	1,187,741
Societe Generale	5,300	797,075
Technip SA	27,000	1,827,419
Total SA	7,500	1,978,659
Total SA, ADR(b)	42,800	5,638,045
Valeo SA	30,700	1,283,910
Vinci SA	23,400	2,306,879

		50,157,199

Greece - 0.6%
Coca Cola Hellenic Bottling Co. SA, ADR	52,500	1,633,799
EFG Eurobank Ergasias	30,200	1,163,087
Motor Oil Hellas Corinth Refineries SA	31,000	837,757
National Bank of Greece SA, ADR(b)	128,000	1,226,240

		4,860,883

Hong Kong - 0.7%
Chaoda Modern Agriculture	1,203,600	946,233
CITIC International Financial Holdings Ltd.	1,621,000	725,978

Citic Pacific Ltd.	544,500	1,635,082
Esprit Holdings Ltd.	141,500	1,101,487
Li & Fung Ltd.	736,000	1,659,976

		6,068,756

India - 0.2%
HDFC Bank Ltd., ADR	28,900	1,575,050

Ireland - 0.7%
Anglo Irish Bank Corp. PLC (Great Britain)	6,100	100,536
Anglo Irish Bank Corp. PLC (Ireland)	128,800	2,122,785
Irish Life & Permanent PLC	86,900	2,085,145
Ryanair Holdings PLC, ADR(a)(b)	36,600	2,002,020

		6,310,486

Israel - 0.3%
Teva Pharmaceutical Industries Ltd., ADR(b)	64,900	2,672,582

Italy - 1.5%
Banche Popolari Unite Scpa	33,200	805,075
Benetton Group SpA	103,000	1,537,798
ENI SpA	97,900	2,785,686
IFIL - Investments SpA	362,100	2,116,177
Luxottica Group SpA	113,600	3,127,793
Saipem SpA	66,600	1,540,747
Sanpaolo IMI SpA	53,700	961,183

		12,874,459

Japan - 12.1%
Aeon Credit Service Co. Ltd.	32,900	995,106
Aeon Mall Co. Ltd.	23,500	1,170,009
Alpine Electronics, Inc.	41,600	614,634
Alps Electric Co. Ltd.	49,700	801,027
Asahi Breweries Ltd.	131,600	1,867,222
Asahi Kasei Corp.	226,100	1,611,707
Capcom Co. Ltd.	93,200	957,339
Chiyoda Corp.	48,000	1,117,417
Cosmo Oil Co. Ltd.	303,300	1,589,941
Daiwa Securities Group, Inc.	89,400	1,199,342
Denki Kagaku Kogyo K K	224,900	1,005,076
Denso Corp.	107,500	4,247,026
Hitachi Ltd.	202,900	1,435,987
Hokkaido Electric Power Co., Inc.	53,200	1,141,291
Hokuetsu Paper Mills Ltd.	113,900	672,562
Honda Motor Co. Ltd.	47,700	2,954,401
Honeys Co. Ltd.	15,200	804,554
Hosiden Corp.	51,900	638,057
Hoya Corp.	82,900	3,345,582
JS Group Corp.	30,800	662,056
Kaken Pharmaceutical Co. Ltd.	129,500	1,084,851
Kansai Electric Power Co., Inc. (The)	72,300	1,606,325
Keyence Corp.	9,350	2,430,841
KK Davinci Advisors(a)	329	447,239
Kurabo Industries Ltd.	173,100	617,689

Kyowa Hakko Kogyo Co. Ltd.	118,000	862,192
Kyushu Electric Power Co., Inc.	30,700	692,511
Marubeni Corp.	191,700	1,003,290
MISUMI Group, Inc.	32,200	712,668
Mitsubishi UFJ Financial Group, Inc.	352	5,383,178
Mori Seiki Co. Ltd.	42,400	893,390
NEOMAX Co. Ltd.	13,000	394,308
Nippon Oil Corp.	284,200	2,228,688
Nippon Telegraph and Telephone Corp.	700	3,003,398
Nissan Motor Co. Ltd.	200,100	2,376,719
Nitto Denko Corp.	22,400	1,901,240
NSK Ltd.	219,400	1,905,071
NTT DoCoMo, Inc.	2,100	3,104,503
Okasan Holdings, Inc.	81,100	928,137
ORIX Corp.	20,700	6,445,667
Osaka Gas Co. Ltd.	439,300	1,597,455
Point, Inc.	10,000	717,077
Rengo Co. Ltd.	217,900	1,686,550
Ricoh Co. Ltd.	95,600	1,868,139
Ryohin Kiekaku Co. Ltd.	9,300	779,873
Santen Pharmaceutical Co. Ltd.	26,700	641,980
Sharp Corp.	224,000	3,968,054
Shimamura Co. Ltd.	6,800	790,926
Sumitomo Trust & Banking Co. Ltd. (The)	185,200	2,143,096
Sundrug Co. Ltd.	2,400	63,415
Takeda Chemical Industries Ltd.	22,700	1,294,112
Takefuji Corp.	20,000	1,259,133
Tanabe Seiyaku Co. Ltd.	143,600	1,592,167
Tohoku Electric Power Co., Inc.	38,900	841,126
Toyota Motor Corp.	161,000	8,795,497
Toyota Motor Corp. ADR	59,828	6,515,269
United Arrows Ltd.	24,600	670,909
UNY Co., Ltd.	41,500	663,929
Yamada Denki Co. Ltd.	13,900	1,602,574
Yokohama Rubber Co. Ltd. (The)	174,300	906,301

		105,249,823

Mexico - 0.7%
America Movil - Ser. L, ADR	80,618	2,761,973
America Movil SA de CV	799,200	1,368,997
Wal-Mart de Mexico SA de CV	765,800	2,051,423

		6,182,393

Netherlands - 1.8%
ABN AMRO Holding NV	22,700	680,576
Aegon NV	151,600	2,805,366
ING Groep NV	69,300	2,737,803
Qiagen NV(a)	71,300	1,054,146
Royal Dutch Shell PLC, ADR	32,100	1,998,546
Royal KPN NV	67,900	765,251
Schlumberger Ltd.	32,880	4,161,622
Stork NV	15,000	836,908
TomTom NV(a)	25,000	884,050

		15,924,268

New Zealand - 0.1%
Fisher & Paykel Appliances Holdings Ltd.	366,600	956,880

Norway - 0.7%
Norsk Hydro ASA	16,900	2,341,492
Statoil ASA	131,100	3,780,807

		6,122,299

Portugal - 0.1%
Energias de Portugal SA	231,100	907,395

Republic of Germany - 4.1%
BASF AG	39,300	3,080,448
Bayer AG	21,600	866,429
Bijou Brigitte AG	2,050	587,166
Celesio AG	23,400	2,208,195
Continental AG	20,800	2,295,063
DaimlerChrysler AG	24,800	1,424,862
Deutsche Bank AG	21,900	2,498,709
Deutsche Telekom AG	83,000	1,400,131
E.ON AG	31,000	3,413,013
MAN AG	29,500	2,052,037
Salzgitter AG	29,200	2,149,005
SAP AG	30,300	6,583,764
Siemens AG	47,800	4,456,305
ThyssenKrupp AG	60,200	1,737,030
TUI AG	45,600	894,670

		35,646,827

Singapore - 0.4%
CapitaLand Ltd.	768,000	2,300,411
MobileOne Ltd.	433,700	630,749
Neptune Orient Lines Ltd.	432,800	583,906

		3,515,066

South Africa - 0.5%
MTN Group Ltd.	105,600	1,053,345
Naspers Ltd.	52,200	1,062,542
Sasol Ltd.	49,200	1,859,314

		3,975,201

South Korea - 0.4%
Hyundai Motor Co., GDR	25,300	1,063,660
Kookmin Bank, ADR	13,900	1,188,728
Samsung Electronics Co. Ltd., GDR	4,950	1,617,413

		3,869,801

Spain - 1.3%
Banco Bilbao Vizcaya Argentaria SA	83,800	1,748,753
Banco Santander Central Hispano SA	109,900	1,604,856
Cia Espanola de Petroleos	23,800	1,274,825
Grupo Ferrovial SA	14,100	1,139,715
Industria de Diseno Tectil SA	85,700	3,307,818
Repsol YPF SA	93,200	2,647,432

		11,723,399

Sweden - 1.2%
Capio AB(a)	25,500	476,375
Electrolux AB, Ser. B	68,800	1,974,295
Modern Times Group AB(a)	14,100	662,592
Nordea Bank AB	244,700	3,023,994
Telefonaktiebolaget LM Ericsson “Class B”	1,222,000	4,644,181

		10,781,437

Switzerland - 4.6%
Baloise Holding AG	24,000	1,711,195
Credit Suisse Group	68,700	3,854,873
EFG International(a)	25,700	709,700
Georg Fischer AG(a)	2,500	1,114,179
Nobel Biocare Holding AG	4,300	957,370
Phonak Holding AG	13,200	751,306
Rieter Holding AG	2,200	877,536
Roche Holdings AG	41,600	6,193,810
SGS SA	1,640	1,519,672
Swisscom AG	2,900	939,861
Syngenta AG	5,000	702,643
Synthes, Inc.	19,900	2,182,871
UBS AG	73,645	8,098,740
UBS AG - New	70,230	7,714,445
Verwalt & Privat-Bank AG	2,578	549,752
Zurich Financial Services AG	11,200	2,631,074

		40,509,027

Taiwan - 0.2%
HON HAI Precision Industry Co. Ltd., GDR	159,500	1,974,610

United Kingdom - 9.3%
Alliance & Leicester PLC	76,000	1,632,052
AstraZeneca PLC	70,100	3,531,977
Aviva PLC	185,200	2,572,535
BAE Systems PLC	158,200	1,156,465
Barclays PLC	299,200	3,501,072
BG Group PLC	495,200	6,190,323
BP PLC	153,600	1,763,984
Bradford & Bingley PLC	178,100	1,544,841
BT Group PLC	756,400	2,917,470
Cairn Energy PLC(a)	27,200	1,004,222
Capita Group PLC	56,700	452,658
Carphone Warehouse Group PLC	168,000	901,923
DSG International PLC	566,000	1,814,323
Firstgroup PLC	127,000	937,214
GKN PLC	263,300	1,521,053

GlaxoSmithKline PLC	37,400	977,935
Hanson PLC	70,700	926,174
HBOS PLC	502,700	8,393,326
House of Fraser PLC	379,200	772,473
Imperial Chemical Industries PLC	261,100	1,569,585
Interserve PLC	109,200	724,749
Legal & General Group PLC	359,600	887,176
Lloyds TSB Group PLC	346,200	3,311,206
Mitchells & Butlers PLC	151,500	1,259,495
Northern Foods PLC	211,500	358,275
Northern Rock PLC	135,600	2,789,416
Northumbrian Water Group PLC	225,900	937,047
Old Mutual PLC	532,900	1,863,303
Pilkington PLC	544,600	1,532,832
Reckitt Benckiser PLC	78,600	2,766,711
Rolls-Royce Group PLC	142,400	1,133,124
Royal Dutch Shell PLC “Class B”	195,600	6,361,749
Scottish Power PLC	195,100	1,972,796
Shanks Group PLC	34,229	105,261
Standard Chartered PLC	100,900	2,510,360
Tate & Lyle PLC	99,500	987,100
Taylor Woodrow PLC	198,900	1,396,105
Tesco PLC	772,800	4,430,808
Viridain Group PLC	46,100	786,528
Vodafone Group PLC	505,800	1,058,931

		81,254,577

United States - 42.1%
Alltel Corp.	27,200	1,761,200
Altria Group, Inc.	24,400	1,728,984
American Express Co.	37,700	1,981,135
American International Group, Inc.	43,100	2,848,479
Ameriprise Financial, Inc.	41,200	1,856,472
Amylin Pharmaceuticals, Inc.(b)	64,314	3,148,170
Anheuser-Busch Cos., Inc.	67,100	2,869,867
Archer-Daniels-Midland Co.	20,937	704,530
AT&T, Inc.(b)	79,600	2,152,384
Avon Products, Inc.(b)	71,500	2,228,655
Baker Hughes, Inc.(b)	69,500	4,753,800
Bank of America Corp.	120,300	5,478,462
Boston Scientific Corp.(a)(b)	61,300	1,412,965
Bowater, Inc.	35,900	1,061,922
Bristol-Myers Squibb Co.	74,500	1,833,445
Burlington Northern Santa Fe Corp.	101,160	8,429,663
Cablevision Systems Corp. “Class A”(a)	37,800	1,009,260
Campbell Soup Co.	58,500	1,895,400
Caterpillar, Inc.	86,220	6,191,458
CBS Corp., “Class B”	41,700	999,966
Charles Schwab Corp. (The)	86,400	1,486,944
ChevronTexaco Corp.	82,900	4,805,713
Chicago Mercantile Exchange Holdings, Inc.(b)	13,059	5,843,903
Cisco Systems, Inc.(a)	213,669	4,630,207
Citigroup, Inc.	70,400	3,324,992
Coach, Inc.(a)	41,685	1,441,467
Coca-Cola Co. (The)	77,700	3,253,299
Comcast Corp. “Class A”(a)(b)	77,200	2,019,552

Comcast Corp. “Special Class A”(a)	19,000	496,280
Deere & Co.	21,983	1,737,756
Dow Chemical Co. (The)	30,400	1,234,240
Dow Jones & Co., Inc.	36,900	1,450,170
Duke Energy Corp.	114,100	3,326,015
E.I. du Pont de Nemours & Co.	60,500	2,553,705
Exxon Mobil Corp.	82,200	5,002,692
Fannie Mae	34,900	1,793,860
FedEx Corp.	79,775	9,009,789
Fifth Third Bancorp	72,600	2,857,536
FirstEnergy Corp.	43,800	2,141,820
Genentech, Inc.(a)	115,170	9,733,016
General Dynamics Corp.	85,774	5,487,821
General Electric Co.	197,900	6,882,962
General Mills, Inc.	32,000	1,621,760
General Motors Corp.(b)	54,200	1,152,834
Genworth Financial, Inc.	68,045	2,274,744
Goldman Sachs Group, Inc.(b)	44,698	7,015,798
Halliburton Co.(b)	42,839	3,128,104
Hartford Financial Services Group, Inc.	28,300	2,279,565
Hewlett-Packard Co.	46,100	1,516,690
Home Depot, Inc. (The)	169,162	7,155,553
Honeywell International, Inc.	89,300	3,819,361
Intel Corp.	105,400	2,039,490
International Business Machines Corp.	39,700	3,274,059
International Paper Co.	88,800	3,069,816
Johnson & Johnson	48,000	2,842,560
J.P. Morgan Chase & Co.	158,600	6,604,104
KB Home	46,405	3,015,397
Las Vegas Sands Corp.(a)	58,252	3,300,558
Lehman Brothers Holdings, Inc.	46,020	6,651,271
Lennar Corp. “Class A”(b)	66,220	3,998,364
Liberty Media Corp. “Class A”(a)	364,100	2,989,261
Lincoln National Corp.	26,300	1,435,717
Lockheed Martin Corp.	16,500	1,239,645
Lowe’s Cos., Inc.	134,128	8,643,208
Marsh & McLennan Cos., Inc.(b)	142,400	4,180,864
Medtronic, Inc.	48,894	2,481,371
Mellon Financial Corp.	76,500	2,723,400
Merck & Co., Inc.	107,300	3,780,179
Merrill Lynch & Co., Inc.	34,400	2,709,344
Microsoft Corp.	127,500	3,469,275
Monsanto Co.	7,994	677,492
Morgan Stanley	48,300	3,034,206
Motorola, Inc.	264,588	6,061,711
Murphy Oil Corp.(b)	54,400	2,710,208
New York Times Co. (The)”Class A”(b)	71,000	1,797,010
Newell Rubbermaid, Inc.(b)	88,700	2,234,353
NiSource, Inc.	132,700	2,683,194
Nordstrom, Inc.	106,497	4,172,552
Nucor Corp.	13,800	1,446,102
Peabody Energy Corp.	14,446	728,223
Pfizer, Inc.	118,400	2,950,528
Praxair, Inc.	91,780	5,061,667
Procter & Gamble Co. (The)	136,019	7,837,415
Progressive Corp. (The)	19,291	2,011,280
QUALCOMM, Inc.	127,370	6,446,196

Qwest Communications International, Inc.(a)(b)	190,000	1,292,000
RadioShack Corp.	71,200	1,369,176
Raytheon Co.	50,200	2,301,168
Schering-Plough Corp.	96,100	1,824,939
SLM Corp.(b)	71,970	3,738,122
Sprint Nextel Corp.	118,700	3,067,208
St. Joe Co. (The)	49,051	3,082,365
St. Paul Travelers Cos., Inc. (The)	57,100	2,386,209
Starbucks Corp.(a)	104,197	3,921,975
State Street Corp.	46,900	2,834,167
Target Corp.	28,526	1,483,637
Time Warner Cos., Inc.	201,100	3,376,469
U.S. Bancorp	115,600	3,525,800
Union Pacific Corp.	111,912	10,446,984
United Technologies Corp.	34,915	2,024,023
UnitedHealth Group, Inc.	220,218	12,301,376
Verizon Communications, Inc.	71,900	2,448,914
Viacom, Inc. “Class B”(a)	34,500	1,338,600
Wal-Mart Stores, Inc.	52,500	2,480,100
Walgreen Co.	84,493	3,644,183
Walt Disney Co.	86,500	2,412,485
Waste Management, Inc.	84,800	2,993,440
Wyeth	48,300	2,343,516
Wynn Resorts Ltd.(a)(b)	104,492	8,030,210

		367,791,451

TOTAL COMMON STOCKS (cost $749,258,505)		831,459,833

	Units
RIGHTS
France
Vinci SA Rights, expiring 4/12/06 (cost $0)	23,400	50,192

	Shares
SHORT-TERM INVESTMENTS - 11.9%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $103,367,185; includes $69,545,244 of cash collateral received for securities on loan)(c)(d)	103,367,185	103,367,185

	Contracts
OUTSTANDING OPTION PURCHASED
Put Option
Syngenta AG, expiring 5/23/06 @ $234 (cost $0)	5,000	209

TOTAL SHORT-TERM INVESTMENTS (cost $103,367,185)		103,367,394

TOTAL INVESTMENTS - 107.1% (cost $852,625,690)(e)		934,877,419
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.1%)		(61,801,060)

TOTAL NET ASSETS - 100.0%		$873,076,359

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $67,230,187; cash collateral of $69,545,254 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$854,889,458	$90,989,395	$11,001,434	$79,987,961

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

The industry classification of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2006 were as follows:

Affiliated Money Market Mutual Fund (including 8.0% of collateral received for securities on loan)	11.9%
Commercial Banks	10.9
Diversified Financial Services	9.7
Oil, Gas & Consumable Fuels	8.7
Telecommunications	6.2
Retail	5.9
Automobiles	4.6
Pharmaceuticals	4.6
Insurance	4.4
Transportation	4.0
Chemicals	2.3
Media	2.2
Metals & Mining	2.1
Miscellaneous Manufacturing	2.0
Utility - Electric	1.9
Personal Products	1.8
Health Care Products	1.8
Aerospace/Defense	1.5
Construction	1.5
Health Care Services	1.5
Software	1.5
Hotels, Restaurants & Leisure	1.4
Machinery	1.4
Biotechnology	1.2
Beverages	1.1
Electronics	1.1
Food	1.1
Building Materials	1.0
Electrical Equipment	0.8
Real Estate	0.8
Computers	0.7
Forest Products & Paper	0.7
Textiles, Apparel & Luxury Goods	0.7
Household Products	0.6
Agriculture	0.5
Utility - Gas	0.5
Semiconductors & Semiconductor Equipment	0.5
Airlines	0.4
Commercial Services	0.4
Trading Companies & Distributors	0.4
Environmental Control	0.4
Office Equipment	0.2
Internet Software & Services	0.1
Utility - Water	0.1

107.1
Liabilities in excess of other assets	(7.1)

100.0%

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS - 95.0%
Asset Backed Securities - 4.7%
MBNA Master Credit Card Trust II, Series 1999-J, Class A	7.00%	02/15/12	$1,500	$1,586,063
Small Business Administration Participation Certificates, Series 1996-20J, Class 1	7.20%	10/01/16	5,657	5,856,279
Small Business Administration Participation Certificates, Series 1997-20A, Class 1	7.15%	01/01/17	4,681	4,850,231
Small Business Administration Participation Certificates, Series 1997-20G, Class 1	6.85%	07/01/17	1,543	1,592,312
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	6.00%	09/01/18	3,251	3,303,140

				17,188,025

Collateralized Mortgage Obligations - 6.5%
Federal Home Loan Mortgage Corp., Series 2496, Class PM	5.50%	09/15/17	2,819	2,764,727
Federal Home Loan Mortgage Corp., Series 2501, Class MC	5.50%	09/15/17	2,000	1,995,921
Federal Home Loan Mortgage Corp., Series 2513,Class HC	5.00%	10/15/17	2,339	2,239,299
Federal Home Loan Mortgage Corp., Series 2518, Class PV	5.50%	06/15/19	1,920	1,865,755
Federal National Mortgage Association, Series 1993-29, Class PH	6.50%	01/25/23	510	510,438
Federal National Mortgage Association, Series 2002-18, Class PC	5.50%	04/25/17	5,000	4,994,698
Federal National Mortgage Association, Series 2002-57, Class ND	5.50%	09/25/17	2,600	2,591,473
Federal National Mortgage Association, Series 2002-94, Class HQ	4.50%	01/25/18	6,419	5,981,283
Structured Adjustable Rate Mortgage Loan, Series 2004-1, Class 4A-3(a)	4.17%	02/25/34	828	811,571

				23,755,165

Commercial Mortgage Backed Securities - 5.7%
Banc of America Commercial Mortgage, Inc., Series 2005-2, Class A5	4.857%	07/10/43	1,750	1,661,303
Bear Stearns Commercial Mortgage Securities, Inc., Series 2000-WF1, Class A1	7.64%	02/15/32	880	905,906
Bear Stearns Commercial Mortgage, Series 2004-T16, Class A5	4.60%	02/13/46	4,200	3,956,889

Bear Stearns Commercial Mortgage, Series 2005-PWR8, Class A4	4.674%	06/11/41	1,750	1,637,148
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A4	4.686%	07/15/37	1,750	1,640,158
First Union National Bank Commercial Mortgage Trust, Series 2000-C2, Class A1	6.94%	10/15/32	1,022	1,038,349
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A1	7.739%	05/17/32	609	621,585
GS Mortgage Securities Corp. II, Series 2003-C1, Class A3	4.608%	01/10/40	6,800	6,461,092
Morgan Stanley Capital I, Series 2005-T19, Class AAB	4.852%	06/12/47	1,375	1,324,354
Morgan Stanley Dean Witter I, Series 2001-TOP1, Class A2	6.32%	02/15/33	1,364	1,373,663

				20,620,447

Foreign Agency - 0.4%
International Bank for Reconstruction & Development	4.75%	02/15/35	1,670	1,527,980

Foreign Government Bonds - 1.6%
Deutsche Bundesrepublik, Series 05	4.00%	01/04/37	1,335	1,617,593
New Zealand Government, Series 415	6.00%	04/15/15	1,365	856,996
Sweden Government Bond, Series 1041	6.75%	05/05/14	18,125	2,832,373
United Kingdom Gilt	5.00%	03/07/25	295	562,722

				5,869,684

Mortgage Backed Securities - 46.1%
Federal Home Loan Mortgage Corp.	5.00%	06/01/33-05/01/34	12,569	11,984,567
Federal Home Loan Mortgage Corp.	6.00%	09/01/34	835	835,776
Federal Home Loan Mortgage Corp.	6.50%	06/01/08-09/01/32	1,558	1,587,932
Federal Home Loan Mortgage Corp.	7.00%	12/01/08-10/01/32	1,979	2,019,705
Federal Home Loan Mortgage Corp.	5.00%	TBA	5,500	5,231,875
Federal Home Loan Mortgage Corp.	6.00%	TBA	3,000	2,998,125
Federal National Mortgage Association(a)	4.081%	08/01/33	5,265	5,056,152
Federal National Mortgage Association(a)	4.259%	04/01/34	2,753	2,700,715
Federal National Mortgage Association(a)	4.45%	06/01/34	2,546	2,512,274
Federal National Mortgage Association(a)	4.885%	10/01/34	3,240	3,180,050
Federal National Mortgage Association	5.00%	07/01/18-03/01/34	16,855	16,334,420
Federal National Mortgage Association	5.50%	04/01/17-09/01/35	47,389	46,320,542
Federal National Mortgage Association	6.00%	11/01/14-01/01/36	10,457	10,470,970
Federal National Mortgage Association	6.276%	03/01/11	1,282	1,319,834
Federal National Mortgage Association	6.50%	11/01/09-08/01/32	5,917	6,045,733
Federal National Mortgage Association	7.00%	02/01/12-11/01/33	2,252	2,319,192
Federal National Mortgage Association	7.50%	12/01/06-06/01/12	541	556,677
Federal National Mortgage Association	8.00%	03/01/22-01/01/26	70	75,935
Federal National Mortgage Association	9.00%	04/01/25	324	352,994
Federal National Mortgage Association	5.00%	TBA	19,000	18,519,072
Federal National Mortgage Association	5.00%	TBA	3,500	3,331,563
Federal National Mortgage Association	5.50%	TBA	3,000	2,927,814
Federal National Mortgage Association	6.00%	TBA	4,500	4,498,596
Federal National Mortgage Association	7.00%	TBA	3,000	3,089,064
Government National Mortgage Association	5.00%	09/15/33-04/15/34	5,201	5,045,150
Government National Mortgage Association	6.50%	08/15/32	1,225	1,271,013
Government National Mortgage Association	7.00%	10/15/23-08/15/28	2,758	2,874,397
Government National Mortgage Association	7.50%	12/15/25-02/15/26	583	613,323
Government National Mortgage Association	8.50%	09/15/24-04/15/25	714	774,030
Government National Mortgage Association	5.00%	TBA	3,000	2,905,314

				167,752,804

Municipal Bonds - 0.9%
New Jersey Economic Development Authority State Pension Funding, Series B(d)	Zero	02/15/12	4,609	3,366,460

U.S. Government Agency Obligations - 19.7%
Federal Farm Credit Bank(b)	3.75%	01/15/09	4,250	4,103,344
Federal Farm Credit Bank(c)	4.125%	07/17/09	3,110	3,014,682
Federal Home Loan Bank	4.625%	01/18/08	3,250	3,224,426
Federal Home Loan Bank	4.75%	08/13/10	3,755	3,690,883
Federal Home Loan Bank(a)	7.51%	02/20/07	2,000	2,026,140
Federal Home Loan Mortgage Corp.(c)	4.75%	01/18/11-01/19/16	1,980	1,922,780
Federal Home Loan Mortgage Corp.	5.125%	04/18/11	4,100	4,093,596
Federal National Mortgage Association	4.50%	02/15/11	21,230	20,644,645
Federal National Mortgage Association	5.30%	02/22/11	16,310	16,175,425
FICO Strip Principal	0.00%	05/11/18	4,000	2,116,124
Tennessee Valley Authority, Series B	4.375%	06/15/15	9,850	9,253,119
Tennessee Valley Authority, Series B	5.88%	04/01/36	1,090	1,167,276

				71,432,440

U.S. Government Treasury Securities - 9.4%
United States Treasury Bonds	2.00%	01/15/26	484	459,089
United States Treasury Bonds	4.50%	02/15/36	2,825	2,650,644
United States Treasury Bonds(c)	5.50%	08/15/28	5,860	6,208,395
United States Treasury Bonds	6.00%	02/15/26	3,935	4,390,598
United States Treasury Bonds(c)	8.125%	05/15/21	4,949	6,547,004
United States Treasury Bonds	13.25%	05/15/14	5,600	6,952,091
United States Treasury Notes	4.125%	08/15/10	1,417	1,377,977
United States Treasury Notes(c)	4.50%	02/28/11-02/15/16	3,815	3,718,803
United States Treasury Strip(c)	Zero	05/15/19	3,295	1,697,719

				34,002,320

TOTAL LONG-TERM INVESTMENTS (cost $352,774,057)				345,51,325

			Shares
SHORT-TERM INVESTMENTS - 21.1%
Affiliated Mutual Funds - 21.1%
Dryden Core Investment Fund – Dryden Short-Term Bond Series(f)			3,050,947	30,509,466
Dryden Core Investment Fund - Taxable Money Market Series
(cost $46,213,601; includes $16,761,382 of cash collateral received for securities on loan)(e)(f)			46,213,601	46,213,601

TOTAL SHORT-TERM INVESTMENTS (cost $76,723,067)				76,723,067

OUTSTANDING OPTION PURCHASED
Call Option
	Contracts
U.S. Treasury Notes Futures, expiring 9/18/06 @ $95.25 (cost $49,925)	43	2,150

TOTAL INVESTMENTS, BEFORE OUTSTANDING
OPTION WRITTEN (cost $429,547,049)(g)		422,240,542
OUTSTANDING OPTION WRITTEN
Call Option
U.S. Treasury Notes Futures, expiring 9/18/06 @ $95.75 (premium received $22,688)	43	(538)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN - 116.1% (cost $429,524,361)		422,240,004
LIABILITIES IN EXCESS OF OTHER ASSETS - (16.1%)(h)		(58,441,910)

TOTAL NET ASSETS - 100.0%		$363,798,094

The following abbreviations are used in portfolio descriptions:

TBA Securities purchased on a forward commitment basis

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2006.

(b)	Security segregated as collateral for futures contracts, options, swaps and TBAs.

(c)	All or portion of security is on loan. The aggregate market value of such securities is $16,209,104; cash collateral of $16,761,382 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(d)	Represents yield to maturity as of March 31, 2006.

(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Dryden Short-Term Bond Series and the Dryden Core Investment Fund – Taxable Money Market Series.

(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of March 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$430,221,236	$1,021,331	$(9,002,025)	$(7,980,694)

The difference between book and tax basis is attributable to deferred losses on wash sales.

(h)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures and interest rate swap agreements as follows:

Open futures contracts outstanding at March 31, 2006:

Number of Contracts	Type	Expiration Date	Value at March 31, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
69	Eurodollar Futures-90 Day	June 06	$16,341,788	$16,360,338	$(18,550)
35	Fed Funds-30 Day	May 06	13,866,943	13,872,859	(5,916)
137	Fed Funds-30 Day	July 06	54,190,689	54,259,816	(69,127)
358	U.S. Treasury 5 Yr. Notes	June 06	37,388,625	37,489,977	(101,352)
54	U.S. Treasury 30 Yr. Bonds	June 06	5,894,438	5,929,783	(35,345)

					(230,290)

Short Positions
268	U.S. Treasury 2 Yr. Notes	June 06	54,634,313	54,719,022	84,709
335	U.S. Treasury 10 Yr. Notes	June 06	35,640,859	35,991,514	350,655

					435,364

					$205,074

Details of the swap agreements outstanding as of March 31, 2006:

Counterparty (1)	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Merrill Lynch Capital Services	12/15/2025	$1,300	5.25%	3 month LIBOR	$22,751

(1)	The Fund pays the floating rate and receives the fixed rate.

High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS - 94.0%

CORPORATE BONDS - 91.1%
Aerospace/Defense - 2.7%
Argo Tech Corp., Sr. Notes	B3	9.25%	06/01/11	$915	$965,325
BE Aerospace, Inc., Sr. Sub Notes, Ser. B	B3	8.875%	05/01/11	3,485	3,624,400
Bombardier, Inc., Notes(k)	Ba2	6.30%	05/01/14	1,000	917,500
DRS Technologies Inc., Gtd. Notes(b)	B2	6.625%	02/01/16	4,600	4,577,000
DRS Technologies Inc., Gtd. Notes(b)	B3	7.625%	02/01/18	3,050	3,141,500
Esterline Technologies Corp., Sr. Sub. Notes	B1	7.75%	06/15/13	4,500	4,623,750
K&F Acquisition, Inc., Gtd. Notes(b)	Caa1	7.75%	11/15/14	2,750	2,784,375
K&F Industry, Inc.(g)(i)	B2	7.32%	11/18/12	2,182	2,209,341
L-3 Communications Corp., Sr. Sub. Notes	Ba3	7.625%	06/15/12	11,050	11,409,125
Moog, Inc., Sr. Sub. Notes	Ba3	6.25%	01/15/15	2,000	1,970,000
Sequa Corp., Sr. Notes	B1	8.875%	04/01/08	3,475	3,622,688
Sequa Corp., Sr. Notes	B1	9.00%	08/01/09	575	615,250
Standard Aero Holdings, Inc., Sr. Notes	Caa1	8.25%	09/01/14	2,050	1,804,000
TransDigm, Inc.	B3	8.375%	07/15/11	2,300	2,403,500

					44,667,754

Airlines - 0.5%
AMR Corp., Deb. Notes	Caa2	10.00%	04/15/21	1,695	1,504,313
AMR Corp., MTN	Caa2	10.40%	03/10/11- 03/15/11	2,000	1,885,000
AMR Corp., MTN	Caa2	10.55%	03/12/21	1,425	1,236,188
Calair Capital Corp., Gtd. Notes	Caa2	8.125%	04/01/08	1,978	1,861,792
Continental Airlines, Inc., Pass-thru Certs., Ser. 98-1, Class B	Ba2	6.748%	03/15/17	1,576	1,457,863
Continental Airlines, Inc., Pass-thru Certs., Ser. 99-2, Class B	Ba2	7.566%	03/15/20	487	460,761

					8,405,917

Automotive - 6.0%
ArvinMeritor, Inc., Notes(b)	Ba2	8.75%	03/01/12	7,380	7,269,300
Ford Motor Credit Co., Notes	Ba2	7.875%	06/15/10	22,165	20,778,955
General Motors Acceptance Corp., Notes(b)	Ba1	6.125%	09/15/06	11,225	11,173,219
General Motors Acceptance Corp., Notes(b)	Ba1	6.75%	12/01/14	7,790	7,012,597
General Motors Acceptance Corp., Notes(b)	Ba1	6.875%	09/15/11- 08/28/12	26,450	24,484,136
Goodyear Tire & Rubber Co. (The), Sr. Notes(b)	B3	9.00%	07/01/15	2,825	2,867,375
Lear Corp., Gtd. Notes, Ser. B(b)	Ba2	8.11%	05/15/09	5,375	4,998,750
Tenneco Automotive, Inc., Gtd. Notes(b)	B3	8.625%	11/15/14	3,025	3,025,000
TRW Automotive, Inc., Sr. Notes(b)	Ba3	9.375%	02/15/13	4,594	4,967,263
TRW Automotive, Inc., Sr. Sub. Notes	B1	11.00%	02/15/13	975	1,089,563
Visteon Corp., Sr. Notes(b)	B3	7.00%	03/10/14	2,710	2,086,700
Visteon Corp., Sr. Notes(b)	B3	8.25%	08/01/10	9,700	8,002,500

					97,755,358

Banking - 0.4%
Halyk Savings Bank of Kazahstan, Notes (Kazahstan)(k)	Baa2	8.125%	10/07/09	1,305		1,376,775
Kazkommerts International BV, Gtd. Notes (Netherlands)(b)(k)	Baa2	7.00%	11/03/09	1,685		1,705,220
Kazkommerts International BV, Gtd. Notes (Netherlands)(k)	Baa2	8.50%	04/16/13	3,360		3,586,800

						6,668,795

Building Materials & Construction - 1.7%
Beazer Homes USA, Inc., Sr. Notes	Ba1	8.625%	05/15/11	1,820		1,901,900
D.R. Horton, Inc., Gtd. Notes	Baa3	8.00%	02/01/09	500		527,054
D.R. Horton, Inc., Gtd. Notes	Baa3	8.50%	04/15/12	3,250		3,447,723
Goodman Global Holdings Co., Inc., Sr. Notes, Ser. B(i)	B2	7.67%	06/15/06	2,125		2,162,188
Goodman Global Holdings Co., Inc., Sr. Sub. Notes(b)	B3	7.875%	12/15/12	2,250		2,221,875
K Hovnanian Enterprises, Inc., Gtd. Notes	Ba1	6.25%	01/15/15	3,500		3,206,679
KB HOME, Notes	Ba1	6.375%	08/15/11	700		686,867
KB HOME, Sr. Sub. Notes	Ba2	8.625%	12/15/08	2,800		2,953,286
KB HOME, Sr. Sub. Notes	Ba2	9.50%	02/15/11	250		261,563
Nortek, Inc., Sr. Sub. Notes	Caa1	8.50%	09/01/14	5,225		5,316,437
Toll Corp., Sr. Sub. Notes	Ba2	8.25%	02/01/11	4,150		4,321,187

						27,006,759

Cable - 3.4%
AT&T Broadband Corp., Notes	Baa2	8.375%	03/15/13	100	(j)	112
Cablevision Systems Corp., Sr. Notes, Ser. B(b)	B3	8.00%	04/15/12	875		853,125
Callahan Nordrhein-Westfalen, Sr. Disc. Notes (Germany)(c)(g)	NR	16.00%	07/15/10	7,000		70
Charter Communications Bank(g)(i)	B2	7.68%	04/27/10	7,990		8,027,075
Charter Communications Holdings I LLC, Gtd. Notes	Ca	10.00%	05/15/14	2,517		1,271,085
Charter Communications Holdings I LLC, Gtd. Notes	Ca	11.125%	01/15/14	1,515		787,800
Charter Communications Holdings I LLC, Gtd.
Notes	Ca	11.75%	05/15/14	3,150		1,638,000
Charter Communications Holdings I LLC, Gtd.
Notes	CCC-(h)	13.50%	01/15/14	1,000		615,000
Charter Communications Holdings I LLC, Sec’d. Notes	Caa3	11.00%	10/01/15	6,848		5,692,400
Charter Communications Holdings I LLC, Sr. Notes	Ca	10.75%	10/01/09	4,650		3,162,000
Charter Communications Holdings II LLC, Sr. Notes	Caa1	10.25%	09/15/10	3,725		3,659,813
Charter Communications Operating LLC, Sr. Notes(b)(k)	B2	8.375%	04/30/14	4,440		4,428,900
CSC Holdings, Inc., Debs.(b)	B2	7.625%	07/15/18	3,800		3,757,250
CSC Holdings, Inc., Debs.	B2	8.125%	08/15/09	1,775		1,832,688
CSC Holdings, Inc., Sr. Notes	B2	7.875%	12/15/07	3,775		3,850,500
CSC Holdings, Inc., Sr. Notes, Ser. B(b)	B2	8.125%	07/15/09	3,660		3,783,525

Rogers Cable, Inc., Sec’d. Notes(b)	Ba2	6.75%	03/15/15	800	816,000
UPC Distribution Holdings Bank(g)(i)	B1	8.322%	12/31/11	5,000	5,018,750
Videotron Ltee, Gtd. Notes (Canada)(k)	Ba3	6.375%	12/15/15	3,450	3,376,688
Videotron Ltee, Gtd. Notes (Canada)	Ba3	6.875%	01/15/14	3,000	3,015,000

					55,585,781

Capital Goods – 6.0%
ALH Finance LLC, Sr. Sub. Notes(b)	B3	8.50%	01/15/13	3,230	3,165,400
Allied Waste of North America, Inc., Sr. Notes(b)	B2	5.75%	02/15/11	5,320	5,067,300
Allied Waste of North America, Inc., Sr. Notes(b)	B2	7.25%	03/15/15	900	918,000
Allied Waste of North America, Inc., Sr. Notes	B2	7.875%	04/15/13	675	704,531
Allied Waste of North America, Inc., Sr. Notes	B2	8.50%	12/01/08	8,200	8,620,249
Blount, Inc., Sr. Sub Notes	B2	8.875%	08/01/12	7,825	8,138,000
Case New Holland, Inc., Gtd. Notes	Ba3	9.25%	08/01/11	3,360	3,586,800
Columbus Mckinnon Corp., Sr. Sub. Notes(k)	B3	8.875%	11/01/13	3,870	4,063,500
Hertz Corp., Sr. Notes(k)	B1	8.875%	01/01/14	9,275	9,622,812
Hertz Corp., Sr. Notes(b)(k)	B3	10.50%	01/01/16	5,825	6,320,125
Holt Group, Inc., Sr. Notes(c)(g)	NR	0.00%	01/15/06	800	8
Invensys PLC, Sr. Notes (United Kingdom)(k)	B3	9.875%	03/15/11	1,805	1,917,813
Johnsondiversey Holdings, Inc., Disc. Notes	Caa1	Zero	05/15/13	2,615	2,261,975
Johnsondiversey, Inc., Gtd. Notes(b)	Caa1	9.625%	05/15/12	725	744,031
Manitowoc Co., Inc., Sr. Sub. Notes	B2	10.50%	08/01/12	6,120	6,777,900
Mueller Group, Inc., Sr. Sub. Notes	Caa1	10.00%	05/01/12	1,465	1,604,175
Rexnord Corp., Gtd. Notes	B3	10.125%	12/15/12	3,575	3,923,563
Stena AB, Sr. Notes (Sweden)(b)	Ba3	7.50%	11/01/13	5,175	5,110,313
Stena AB, Sr. Notes (Sweden)	Ba3	9.625%	12/01/12	3,050	3,324,500
Terex Corp., Gtd. Notes(b)	Caa1	7.375%	01/15/14	2,790	2,859,750
Terex Corp., Gtd. Notes	Caa1	9.25%	07/15/11	2,825	3,005,094
Terex Corp., Gtd. Notes	Caa1	10.375%	04/01/11	5,534	5,838,370
Trism, Inc., Gtd. Notes(c)(g)	NR	Zero	02/15/05	1,305	13
United Rentals North America, Inc., Gtd. Notes(b)	B3	6.50%	02/15/12	1,800	1,764,000
United Rentals North America, Inc., Sr. Sub. Notes(b)	Caa1	7.75%	11/15/13	3,150	3,150,000
Valmont Industries Inc., Gtd. Notes	Ba3	6.875%	05/01/14	4,920	4,907,700

					97,395,922

Chemicals - 5.4%
BCI Finance Corp., Sec’d. Notes(i)(k)	B3	10.10%	07/15/06	4,125	4,207,500
Equistar Chemicals LP, Gtd. Notes	B2	10.125%	09/01/08	5,420	5,758,750
Equistar Chemicals LP, Sr. Notes(b)	B2	10.625%	05/01/11	2,185	2,365,263
Hexion U.S. Finance Corp., Sec’d. Notes	B3	9.00%	07/15/14	1,600	1,648,000
Huntsman International LLC, Gtd. Notes	B2	9.875%	03/01/09	8,850	9,248,249
Huntsman International LLC, Gtd. Notes	B3	10.125%	07/01/09	835	855,875
Huntsman International LLC, Gtd. Notes	Ba3	11.625%	10/15/10	5,301	6,003,383
IMC Global, Inc., Debs.(b)	B1	6.875%	07/15/07	2,500	2,518,750
IMC Global, Inc., Gtd. Notes, Ser. B	Ba3	10.875%	06/01/08	2,943	3,215,228
IMC Global, Inc., Gtd. Notes, Ser. B	Ba3	11.25%	06/01/11	10,599	11,274,685
Koppers, Inc., Gtd. Notes	B1	9.875%	10/15/13	5,417	5,931,615
Lyondell Chemical Co., Gtd. Notes	B1	9.50%	12/15/08	6,362	6,616,480
Lyondell Chemical Co., Gtd. Notes(b)	B1	10.50%	06/01/13	4,050	4,485,375
Lyondell Chmeical Co., Sec’d. Notes, Ser. A	B1	9.625%	05/01/07	6,000	6,195,000
Nalco Co., Sr. Notes(b)	B2	7.75%	11/15/11	2,450	2,480,625

Nalco Co., Sr. Sub. Notes(b)	Caa1	8.875%	11/15/13	4,050	4,212,000
OM Group, Inc., Sr. Sub. Notes(b)	Caa1	9.25%	12/15/11	2,140	2,214,900
Rhodia SA, Sr. Notes (France)(b)	B3	10.25%	06/01/10	1,602	1,796,243
Rhodia SA, Sr. Sub. Notes (France)(b)	Caa1	8.875%	06/01/11	4,338	4,468,140
Rockwood Specialties, Inc., Sr. Sub. Notes	B3	10.625%	05/15/11	2,633	2,889,718

					88,385,779

Consumer - 1.7%
Alderwoods Group, Inc., Sr. Notes	B2	7.75%	09/15/12	950	976,125
Dycom Industries Inc., Sr. Unsec’d. Notes	B+(h)	8.125%	10/15/15	3,625	3,733,750
Levi Strauss & Co., Sr. Notes	B3	12.25%	12/15/12	4,005	4,550,681
Levi Strauss & Co., Sr. Unsub. Notes(b)(i)	B3	9.28%	07/01/06	950	983,250
Mac-Gray Corp., Sr. Notes(b)	B1	7.625%	08/15/15	2,950	3,009,000
Playtex Products, Inc., Gtd. Notes(b)	Caa1	9.375%	06/01/11	5,485	5,731,825
Service Corp. International, Debs.	Ba3	7.875%	02/01/13	2,000	2,112,500
Service Corp. International, Notes	Ba3	6.50%	03/15/08	2,000	2,010,000
Service Corp. International, Sr. Notes(b)(k)	Ba3	7.50%	06/15/17	2,100	2,136,750
Simmons Bedding Co., Sr. Sub. Notes(b)	Caa1	7.875%	01/15/14	2,525	2,442,938

					27,686,819

Electric - 7.1%
AES Corp., Sec’d. Notes(k)	Ba3	8.75%	05/15/13	3,195	3,450,600
AES Corp., Sr. Notes(b)	B1	9.375%	09/15/10	9,200	10,027,999
AES Corp., Sr. Notes	B1	9.50%	06/01/09	1,325	1,427,688
AES Eastern Energy LP, Ser. 99-A	Ba1	9.00%	01/02/17	2,950	3,343,584
Aquila, Inc., Sr. Notes	B2	9.95%	02/01/11	4,090	4,529,675
CMS Energy Corp., Sr. Notes(b)	B1	7.50%	01/15/09	3,290	3,384,588
CMS Energy Corp., Sr. Notes(b)	B1	8.50%	04/15/11	1,310	1,414,800
CMS Energy Corp., Sr. Notes	B1	9.875%	10/15/07	4,725	5,026,219
Dynegy Holdings, Inc., Debs.	B2	7.125%	05/15/18	675	617,625
Dynegy Holdings, Inc., Debs.	B2	7.625%	10/15/26	1,425	1,303,875
Dynegy Holdings, Inc., Sr. Notes(b)	B2	6.875%	04/01/11	1,210	1,167,650
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(k)	B2	8.375%	05/01/16	5,875	5,845,625
Edison Mission Energy, Sr. Notes	B1	7.73%	06/15/09	6,140	6,293,499
Edison Mission Energy, Sr. Notes(b)	B1	9.875%	04/15/11	720	813,600
Empresa Nacional de Electricidad S.A., Notes (Chile)	Ba1	8.35%	08/01/13	4,415	4,886,425
Empresa Nacional de Electricidad S.A., Notes (Chile)(b)	Ba1	8.625%	08/01/15	4,700	5,360,425
Homer City Funding LLC, Gtd. Notes	Ba2	8.137%	10/01/19	1,528	1,653,519
Midland Funding II, Bonds, Ser. B	B3	13.25%	07/23/06	1,170	1,191,389
Midwest Generation LLC, Pass-thru Certs., Ser. A(g)	B1	8.30%	07/02/09	3,225	3,332,347
Midwest Generation LLC, Pass-thru Certs., Ser. B	B1	8.56%	01/02/16	1,175	1,266,348
Midwest Generation LLC, Sr. Sec’d. Notes	B1	8.75%	05/01/34	4,625	5,006,563
Mirant Americas Generation LLC, Sr. Notes	B2	8.30%	05/01/11	800	828,000
Mirant Corp., Sr. Notes(k)	B2	Zero	07/15/49	1,825	109,500
Mirant North America LLC, Sr. Notes(k)	B1	7.375%	12/31/13	1,500	1,530,000
Mission Energy Holding Co., Sr. Sec’d. Notes	B2	13.50%	07/15/08	1,925	2,208,938
Nevada Power Co., Notes	Ba1	8.25%	06/01/11	1,675	1,838,946
Nevada Power Co., Notes	Ba1	10.875%	10/15/09	172	185,479
NRG Energy, Inc., Sr. Notes	B1	7.375%	02/01/16	11,000	11,233,749
Orion Power Holdings, Inc., Sr. Notes	B3	12.00%	05/01/10	5,055	5,699,513
Reliant Energy Mid-Atlantic Power, Pass-thru Certs., Ser. B	B2	9.237%	07/02/17	1,791	1,978,545

Reliant Energy Mid-Atlantic Power, Pass-thru Certs., Ser. C	B2	9.681%	07/02/26	250	288,750
Reliant Energy, Inc., Sec. Notes	B2	9.50%	07/15/13	6,110	6,117,638
Sierra Pacific Power Co., Gen. Ref. Mtge. Notes, Ser. A	Ba1	8.00%	06/01/08	1,505	1,565,417
Sierra Pacific Resources, Inc., Sr. Notes(b)	B1	8.625%	03/15/14	1,530	1,660,700
TECO Energy, Inc., Sr. Notes	Ba2	7.50%	06/15/10	3,800	3,999,500
TXU Corp., Sr. Notes	Ba1	5.55%	11/15/14	1,200	1,122,475
TXU Corp., Sr. Notes	Ba1	6.50%	11/15/24	2,825	2,574,759
UtiliCorp, Gtd., Notes (Canada)(b)	B2	7.75%	06/15/11	1,990	2,054,675
York Power Funding Cayman Ltd., Sr. Sec’d. Notes (Cayman Islands)(g)(k)	D(h)	Zero	10/30/07	540	46,709

					116,387,336

Energy - Other - 3.7%
Allis Chambers Energy, Inc., Sr. Notes(k)	B3	9.00%	01/15/14	2,900	2,856,500
Chesapeake Energy Corp., Gtd. Notes(b)	Ba2	6.25%	01/15/18	2,650	2,590,375
Chesapeake Energy Corp., Gtd. Notes	Ba2	7.75%	01/15/15	3,054	3,191,430
Chesapeake Energy Corp., Sr. Notes	Ba2	6.375%	06/15/15	3,950	3,885,813
Chesapeake Energy Corp., Sr. Notes(k)	Ba2	6.50%	08/15/17	3,450	3,406,875
Chesapeake Energy Corp., Sr. Notes(b)	Ba2	7.00%	08/15/14	2,350	2,402,875
Chesapeake Energy Corp., Sr. Notes	Ba2	7.50%	06/15/14	1,000	1,047,500
Compton Petroleum Corp., Gtd. Notes	B2	7.625%	12/01/13	2,100	2,100,000
Encore Acquisition Co., Sr. Sub. Notes	B2	6.25%	04/15/14	1,500	1,436,250
Forest Oil Corp., Sr. Notes	Ba3	8.00%	06/15/08	440	456,500
Hanover Equipment Trust, Sec’d. Notes	B2	8.50%	09/01/08	2,053	2,099,193
Hanover Equipment Trust, Sec’d. Notes(b)	B2	8.75%	09/01/11	3,445	3,604,331
Houston Exploration Corp., Sr. Sub. Notes	B2	7.00%	06/15/13	1,625	1,576,250
Kerr-McGee Corp., Sec’d. Notes	Ba3	6.95%	07/01/24	4,700	4,781,253
Magnum Hunter Resources, Sr. Notes	Ba3	9.60%	03/15/12	341	365,723
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%	04/15/16	4,200	4,194,750
Newfield Exploration Co., Sr. Sub. Notes	Ba3	8.375%	08/15/12	6,235	6,671,449
Parker Drilling Co., Sr. Notes(b)	B2	9.625%	10/01/13	4,030	4,473,300
Pioneer Natural Resource Co., Sr. Notes	Ba1	5.875%	07/15/16	1,500	1,421,514
Pogo Producing Co., Sr. Sub. Notes(b)(k)	Ba3	6.875%	10/01/17	2,475	2,444,063
Premcor Refining Group, Inc., Sr. Notes	Baa3	9.50%	02/01/13	3,055	3,385,945
Pride International, Inc., Sr. Notes	Ba2	7.375%	07/15/14	2,000	2,100,000
Tesoro Corp., Sr. Notes(k)	Ba1	6.25%	11/01/12	400	393,000

					60,884,889

Foods - 1.7%
Agrilink Foods, Inc., Sr. Gtd. Notes	B3	11.875%	11/01/08	465	474,300
Ahold Finance USA, Inc., Notes	Ba1	8.25%	07/15/10	1,120	1,187,200
Del Monte Corp., Sr. Sub. Notes	B2	8.625%	12/15/12	2,700	2,851,875
Delhaize America, Inc., Gtd. Notes(b)	Ba1	8.125%	04/15/11	3,400	3,670,432
Dole Food Co., Inc., Sr. Notes	B3	7.25%	06/15/10	1,760	1,658,800
Dole Food Co., Inc., Sr. Notes	B3	8.625%	05/01/09	1,833	1,842,165
Dominos, Inc., Sr. Sub. Notes	B2	8.25%	07/01/11	1,276	1,307,900
National Beef Packing Co., LLC, Sr. Notes	B3	10.50%	08/01/11	3,150	3,181,500
Pathmark Stores, Inc., Gtd. Notes	Caa2	8.75%	02/01/12	2,975	2,870,875
Pilgrim’s Pride Corp., Gtd. Notes	Ba2	9.625%	09/15/11	2,125	2,215,313
Smithfield Foods, Inc., Sr. Notes	Ba2	7.00%	08/01/11	1,965	1,955,175
Smithfield Foods, Inc., Sr. Notes	Ba2	7.75%	05/15/13	900	927,000
Smithfield Foods, Inc., Sr. Notes	Ba2	8.00%	10/15/09	2,040	2,126,700
Stater Brothers Holdings, Inc., Sr. Notes	B1	8.125%	06/15/12	1,265	1,263,419

					27,532,654

Foreign Agencies - 0.4%
Gazprom OAO, Notes(k)	BB+	9.625%	03/01/13	3,750	4,434,375
Gazprom OAO, Sec.’d. Notes (Russia)	BB+	10.50%	10/21/09	1,720	1,962,864

					6,397,239

Gaming - 5.6%
Aztar Corp., Sr. Sub. Notes(b)	Ba3	7.875%	06/15/14	5,800	6,278,499
Boyd Gaming Corp., Sr. Sub. Notes	B1	8.75%	04/15/12	1,500	1,601,250
CCM Merger, Inc., Notes(b)(k)	B3	8.00%	08/01/13	5,240	5,213,800
Greektown Holdings, Sr. Notes(k)	B3	10.75%	12/01/13	4,925	5,072,750
Isle of Capri Casinos, Inc., Sr. Sub. Notes	B2	9.00%	03/15/12	2,530	2,684,963
Kerzner International Ltd., Sr. Sub. Notes	B2	6.75%	10/01/15	2,670	2,810,175
Mandalay Resort Group, Sr. Notes	Ba2	9.50%	08/01/08	1,950	2,074,313
Mandalay Resort Group, Sr. Sub. Notes	Ba3	9.375%	02/15/10	581	631,218
MGM Mirage, Inc., Gtd. Notes	Ba3	9.75%	06/01/07	9,051	9,424,353
MGM Mirage, Inc., Gtd. Notes	Ba2	6.00%	10/01/09	6,565	6,466,524
MGM Mirage, Inc., Gtd. Notes(b)	Ba2	6.625%	07/15/15	4,305	4,235,044
MGM Mirage, Inc., Gtd. Notes	Ba3	8.375%	02/01/11	1,292	1,363,060
MGM Mirage, Inc., Sr. Notes	Ba2	5.875%	02/27/14	1,250	1,178,125
MGM Mirage, Inc., Sr. Notes(k)	Ba2	6.875%	04/01/16	4,300	4,262,375
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	6.375%	07/15/09	1,400	1,393,000
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	8.00%	04/01/12	2,845	2,980,138
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	8.375%	07/01/11	400	420,000
Park Place Entertainment Corp., Sr. Sub Notes	Ba1	9.375%	02/15/07	355	366,094
Park Place Entertainment Corp., Sr. Sub. Notes	Ba1	8.125%	05/15/11	3,230	3,512,625
Penn National Gaming, Inc., Sr. Sub. Notes	B1	6.75%	03/01/15	1,400	1,400,000
Seneca Gaming Corp., Sr. Unsec’d. Notes, Ser. B(k)	B1	7.25%	05/01/12	5,375	5,428,750
Station Casinos, Inc., Sr. Notes	Ba2	6.00%	04/01/12	3,250	3,205,313
Station Casinos, Inc., Sr. Sub. Notes(b)	Ba3	6.50%	02/01/14	1,500	1,483,125
Station Casinos, Inc., Sr. Sub. Notes(k)	Ba3	6.625%	03/15/18	1,300	1,270,750
Station Casinos, Inc., Sr. Sub. Notes	Ba3	6.875%	03/01/16	2,850	2,864,250
Trump Entertainment Resorts, Inc., Sec’d. Notes(b)	Caa1	8.50%	06/01/15	5,755	5,596,738
Wynn Las Vegas LLC, 1st Mortgage Bond(b)	B2	6.625%	12/01/14	7,700	7,478,624

					90,695,856

Health Care & Pharmaceutical - 8.9%
Accellent Inc., Gtd. Notes	Caa1	10.50%	12/01/13	13,375	14,277,812
Alliance Imaging, Inc., Sr. Sub. Notes(b)	B3	7.25%	12/15/12	1,825	1,583,188
Angiotech Pharmaceuticals Inc., Sr. Sub. Notes(b)(k)	B2	7.75%	04/01/14	2,775	2,802,750
Columbia/HCA Healthcare Corp., Debs.	Ba2	7.50%	12/15/23	600	582,668
Columbia/HCA Healthcare Corp., MTN	Ba2	8.70%	02/10/10	1,800	1,930,367
Columbia/HCA Healthcare Corp., MTN	Ba2	8.85%	01/01/07	259	264,621
Columbia/HCA Healthcare Corp., Notes	Ba2	9.00%	12/15/14	4,100	4,640,331
Concentra Operating Corp., Gtd. Notes	B3	9.125%	06/01/12	2,525	2,644,938

Concentra Operating Corp., Gtd. Notes	B3	9.50%	08/15/10	200	210,000
Coventry Health Care, Inc., Sr. Notes	Ba1	6.125%	01/15/15	1,500	1,492,098
Coventry Health Care, Inc., Sr. Notes	Ba1	8.125%	02/15/12	2,675	2,808,750
Elan Finance PLC, Sr. Notes (Ireland)(b)(g)(k)	B3	7.75%	11/15/11	7,945	7,527,887
Elan Finance PLC, Sr. Notes (Ireland)(i)	B3	8.749%	05/15/06	1,020	1,004,700
HCA, Inc., Notes	Ba2	7.69%	06/15/25	1,000	988,773
HCA, Inc., Notes	Ba2	5.25%	11/06/08	2,000	1,965,616
HCA, Inc., Notes	Ba2	5.50%	12/01/09	5,000	4,871,365
HCA, Inc., Notes(b)	Ba2	6.25%	02/15/13	3,500	3,395,098
HCA, Inc., Notes(b)	Ba2	6.375%	01/15/15	4,000	3,893,100
HCA, Inc., Notes	Ba2	7.125%	06/01/06	3,830	3,839,361
HCA, Inc., Notes	Ba2	8.36%	04/15/24	2,000	2,097,030
HCA, Inc., Notes	Ba2	8.75%	09/01/10	2,200	2,386,259
Iasis Healthcare LLC, Sr. Sub. Notes	B3	8.75%	06/15/14	4,650	4,650,000
Inverness Medical Innovations, Inc., Sr. Sub. Notes(b)	Caa3	8.75%	02/15/12	3,705	3,649,425
Medco Health Solutions, Inc., Sr. Notes	Ba1	7.25%	08/15/13	3,855	4,150,725
MedQuest, Inc., Sr. Sub. Notes	Caa1	11.875%	08/15/12	3,940	2,974,700
Omnicare, Inc., Notes	Ba3	6.875%	12/15/15	3,800	3,790,500
Omnicare, Inc., Sr. Sub. Notes(b)	Ba3	6.125%	06/01/13	2,500	2,400,000
Res-Care, Inc., Sr. Notes(k)	B1	7.75%	10/15/13	4,800	4,824,000
Select Medical Corp., Sr. Sub. Notes	B3	7.625%	02/01/15	2,625	2,369,063
Senior Housing Properties Trust, Sr. Notes	Ba2	7.875%	04/15/15	1,300	1,358,500
Senior Housing Properties Trust, Sr. Notes	Ba2	8.625%	01/15/12	3,730	4,103,000
Skilled Healthcare Group, Inc., Notes(k)	Caa1	11.00%	01/15/14	11,565	12,027,599
Tenet Healthcare Corp., Sr. Notes(b)(k)	B3	9.25%	02/01/15	3,610	3,619,025
Vanguard Health Holdings Co. II, Sr. Sub. Notes	Caa1	9.00%	10/01/14	4,995	5,107,387
Ventas Realty LP, Sr. Notes	Ba2	6.50%	06/01/16	1,000	995,000
Ventas Realty LP, Sr. Notes	Ba2	7.125%	06/01/15	4,500	4,623,750
Ventas Realty LP, Sr. Notes	Ba2	8.75%	05/01/09	2,000	2,120,000
Ventas Realty LP, Sr. Notes	Ba2	9.00%	05/01/12	4,148	4,656,130
Warner Chilcott Corp., Gtd. Notes(k)	Caa1	9.25%	02/01/15	10,675	10,594,937

					143,220,453

Lodging - 3.3%
Felcor Lodging LP, Gtd. Notes(b)	B1	9.00%	06/01/11	6,275	6,871,124
Felcor Lodging LP, Sr. Notes(i)	B1	8.83%	06/01/11	1,875	1,942,969
Gaylord Entertainment Co., Sr. Notes	B3	8.00%	11/15/13	2,000	2,085,000
Hilton Hotels Corp., Notes(b)	Ba2	7.50%	12/15/17	450	486,000
Hilton Hotels Corp., Notes	Ba2	7.625%	12/01/12	1,050	1,115,995
HMH Properties, Inc., Sr. Gtd. Notes, Ser. B	Ba2	7.875%	08/01/08	632	636,740
Host Marriott LP, Sr. Gtd. Notes	Ba2	9.50%	01/15/07	6,350	6,524,625
Host Marriott LP, Sr. Notes(k)	Ba2	6.75%	06/01/16	4,600	4,594,250
Host Marriott LP, Sr. Notes	Ba2	7.00%	08/15/12	8,150	8,323,187
Host Marriott LP, Sr. Notes	Ba2	7.125%	11/01/13	3,890	3,958,075
Royal Caribbean Cruises Ltd., Sr. Notes (Liberia)	Ba1	6.875%	12/01/13	3,775	3,881,304
Royal Caribbean Cruises, Ltd., Debs. (Liberia)(b)	Ba1	7.50%	10/15/27	1,050	1,098,085
Royal Caribbean Cruises, Ltd., Sr. Notes (Liberia)	Ba1	8.75%	02/02/11	1,150	1,269,262
Starwood Hotels & Resorts Worldwide, Inc., Debs.	Ba1	7.375%	11/15/15	2,850	3,078,000
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	7.375%	05/01/07	5,900	6,003,250

Starwood Hotels & Resorts Worldwide, Inc., Gtd.
Notes	Ba1	7.875%	05/01/12	2,235	2,430,563

					54,298,429

Media & Entertainment - 6.2%
AMC Entertainment, Inc., Gtd. Notes(b)	B2	8.625%	08/15/12	2,125	2,220,625
AMC Entertainment, Inc., Sr. Sub. Notes(b)	B3	8.00%	03/01/14	675	602,438
Cinemark USA, Inc., Sr. Sub. Notes	B3	9.00%	02/01/13	850	903,125
Dex Media East LLC, Gtd. Notes	B1	12.125%	11/15/12	7,298	8,337,964
Dex Media West LLC, Sr. Sub. Notes	B2	9.875%	08/15/13	7,725	8,545,780
Dex Media, Inc., Notes	B3	8.00%	11/15/13	2,825	2,909,750
DirecTV Holdings LLC, Sr. Sub. Notes	Ba2	6.375%	06/15/15	2,777	2,742,288
Echostar DBS Corp., Gtd. Notes	Ba3	6.625%	10/01/14	2,800	2,705,500
Echostar DBS Corp., Gtd. Notes(b)(k)	Ba3	7.125%	02/01/16	3,150	3,098,813
Gray Television, Inc., Sr. Sub. Notes	Ba3	9.25%	12/15/11	4,605	4,881,300
Intelsat Bermuda Ltd., Sr. Notes	B2	8.25%	01/15/13	7,610	7,743,174
Intrawest Corp., Sr. Notes	B1	7.50%	10/15/13	5,300	5,372,875
Medianews Group, Inc., Sr. Sub. Notes	B2	6.375%	04/01/14	2,375	2,143,438
Medianews Group, Inc., Sr. Sub. Notes	B2	6.875%	10/01/13	1,375	1,278,750
Morris Publishing Group LLC, Gtd. Notes	B1	7.00%	08/01/13	1,050	990,938
New Skies Satellites NV, Sr. Notes (Netherlands)(i)	B3	9.572%	11/01/11	1,325	1,364,750
New Skies Satellites NV, Sr. Sub. Notes (Netherlands)(b)	Caa1	9.125%	11/01/12	1,425	1,528,313
PRIMEDIA, Inc., Sr. Notes(i)	B2	8.875%	05/15/11	2,000	1,950,000
PRIMEDIA, Inc., Sr. Notes(i)	B2	10.124%	05/15/10	2,145	2,177,175
Quebecor Media, Inc., Sr. Notes(k)	B2	7.75%	03/15/16	4,500	4,623,750
Quebecor World Capital Corp., Sr. Notes	Ba3	8.75%	03/15/16	415	404,744
R. H. Donnelley Corp., Sr. Disc. Notes(k)	Caa1	6.875%	01/15/13	1,300	1,215,500
R.H. Donnelley Finance Corp I., Gtd. Notes(k)	B2	10.875%	12/15/12	3,795	4,207,706
R.H. Donnelley Finance Corp I., Sr. Discount Notes(b)	Caa1	6.875%	01/15/13	7,700	7,199,499
R.H. Donnelley Finance Corp I., Sr. Notes(k)	Caa1	8.875%	01/15/16	2,000	2,080,000
Rainbow National Services LLC, Sr. Notes(k)	B2	8.75%	09/01/12	2,000	2,130,000
Rainbow National Services LLC, Sr. Sub. Notes(k)	B3	10.375%	09/01/14	325	364,000
Sinclair Broadcast Group, Inc., Gtd. Notes	B2	8.00%	03/15/12	875	892,500
Sinclair Broadcast Group, Inc., Gtd. Notes(b)	B2	8.75%	12/15/11	2,500	2,628,125
Six Flags, Inc., Sr. Notes	Caa1	9.625%	06/01/14	1,845	1,858,838
Universal City Florida Holding Company I, Sr. Notes(b)	B3	8.375%	05/01/10	4,050	4,080,375
Vail Resorts, Inc., Sr. Sub. Notes	B2	6.75%	02/15/14	2,295	2,266,313
Vertis, Inc., Gtd. Notes, Ser. B(b)	Caa2	10.875%	06/15/09	900	884,250
Vertis, Inc., Sec’d. Notes	B3	9.75%	04/01/09	3,765	3,859,125

					100,191,721

Metals - 4.4%
AK Steel Corp., Gtd. Notes(b)	B1	7.75%	06/15/12	2,517	2,545,316
AK Steel Corp., Gtd. Notes(b)	B1	7.875%	02/15/09	712	715,560
Arch Western Finance LLC, Sr. Notes	Ba3	6.75%	07/01/13	3,635	3,607,738
Century Aluminum Co., Gtd. Notes	B1	7.50%	08/15/14	5,025	5,226,000
Chaparral Steel Co., Gtd. Notes(b)	B1	10.00%	07/15/13	5,000	5,575,000
CSN Islands VII Corp., Gtd. Notes (Cayman Islands)(k)	B1	10.75%	09/12/08	4,945	5,414,775
Earle M. Jorgensen Co., Sec’d. Notes	B1	9.75%	06/01/12	7,000	7,559,999

Gerdau AmeriSteel Corp., Sr. Notes	Ba3	10.375%	07/15/11	4,225	4,636,938
Indalex Holdings Corp., Sec’d. Notes(k)	B3	11.50%	02/01/14	2,300	2,254,000
Ispat Inland ULC, Sec’d. Notes (Canada)	Baa3	9.75%	04/01/14	5,614	6,350,838
Massey Energy Co., Sr. Notes	B1	6.625%	11/15/10	250	254,375
Metals USA, Sec’d. Notes(k)	B3	11.125%	12/01/15	6,575	7,232,500
Novelis, Inc., Sr. Notes(k)	B1	7.75%	02/15/15	5,715	5,486,400
Oregon Steel Mills, Inc., Gtd. Notes(b)	Ba3	10.00%	07/15/09	6,025	6,386,500
Peabody Energy Corp., Sr. Notes	Ba2	5.875%	04/15/16	1,450	1,381,125
Ryerson Tull, Inc., Sr. Notes(b)	B2	8.25%	12/15/11	2,485	2,472,575
Southern Copper Corp., Sr. Notes	Ba1	7.50%	07/27/35	3,550	3,454,416
United States Steel Corp., Sr. Notes	Ba1	10.75%	08/01/08	1,900	2,090,000
Wise Metals Group LLC, Sec’d. Notes(b)	Caa1	10.25%	05/15/12	600	522,000

					73,166,055

Non Captive Finance - 0.3%
Residential Capital Corp., Sr. Unsec’d. Notes	Baa3	6.375%	06/30/10	4,800	4,835,615

Other - 0.3%
TRAINS, Sec’d. Notes(b)(i)	B1	Zero	06/15/15	4,268	4,316,311

Packaging - 3.4%
Berry Plastics Corp., Gtd. Notes	B3	10.75%	07/15/12	4,945	5,439,500
Covalence Specialty Materials, Sr. Sub. Notes(k)	B3	10.25%	03/01/16	2,025	2,126,250
Crown Americas, Sr. Notes(b)(k)	B1	7.625%	11/15/13	8,000	8,280,000
Crown Cork & Seal PLC, Notes (United Kingdom)(b)	B2	7.00%	12/15/06	1,850	1,863,875
Graham Packaging Co., Inc.(b)(k)	Caa1	8.50%	10/15/12	3,600	3,636,000
Graham Packaging Co., Inc.(b)(k)	Caa2	9.875%	10/15/14	3,925	3,974,063
Graphic Package International Corp., Sr. Sub. Notes(b)	B3	9.50%	08/15/13	3,550	3,319,250
Graphic Packaging International Corp., Sr. Notes(b)	B2	8.50%	08/15/11	2,925	2,895,750
Greif Brothers Corp., Sr. Sub. Notes	B1	8.875%	08/01/12	8,925	9,505,125
Owens-Brockway, Sr. Sec’d. Notes	B1	7.75%	05/15/11	4,250	4,430,625
Owens-Brockway, Sr. Sec’d. Notes	B1	8.75%	11/15/12	7,755	8,297,850
Silgan Holdings, Inc., Sr. Sub. Notes(b)	B1	6.75%	11/15/13	2,825	2,825,000

					56,593,288

Paper - 2.8%
Abitibi-Consolidated, Inc., Deb. Notes (Canada)(b)	B1	8.85%	08/01/30	1,500	1,346,250
Abitibi-Consolidated, Inc., Gtd. Notes (Canada)(b)	B1	8.375%	04/01/15	3,325	3,241,875
Abitibi-Consolidated, Inc., Notes (Canada)(b)	B1	5.25%	06/20/08	1,200	1,146,000
Abitibi-Consolidated, Inc., Notes (Canada)(b)	B1	6.00%	06/20/13	2,270	1,952,200
Abitibi-Consolidated, Inc., Notes (Canada)(b)	B1	8.55%	08/01/10	1,500	1,507,500
Ainsworth Lumber Co., Ltd., Gtd. Notes (Canada)(i)	B2	7.25%	10/01/12	100	90,500
Ainsworth Lumber Co., Ltd., Gtd. Notes (Canada)(i)	B2	8.71%	06/30/06	1,100	1,100,000
Ainsworth Lumber Co., Sr. Notes (Canada)	B2	6.75%	03/15/14	5,055	4,385,213

Bowater Canada Finance, Gtd. Notes (Canada)	B1	7.95%	11/15/11	2,150	2,144,625
Caraustar Industries, Inc., Sec. Notes(b)	Caa1	9.875%	04/01/11	2,100	2,207,625
Cascades, Inc., Sr. Notes (Canada)	Ba3	7.25%	02/15/13	5,100	4,793,999
Catalyst Paper, Gtd. Notes (Canada)	B1	8.625%	06/15/11	2,140	2,150,700
Catalyst Paper, Sr. Notes	B1	7.375%	03/01/14	1,000	945,000
Cellu Tissue Holdings, Inc., Sr. Sec’d Notes	B2	9.75%	03/15/10	4,000	4,010,000
Domtar, Inc., Notes	B1	7.875%	10/15/11	650	615,875
Georgia-Pacific Corp., Debs.	B2	7.375%	12/01/25	1,000	960,000
Jefferson Smurfit Corp., Gtd. Notes(b)	B2	7.50%	06/01/13	2,950	2,773,000
Jefferson Smurfit Corp., Gtd. Notes	B2	8.25%	10/01/12	620	608,375
Millar Western Forest Products Ltd., Sr. Notes (Canada)	B2	7.75%	11/15/13	2,670	2,055,900
Norampac, Inc., Sr. Notes (Canada)	Ba2	6.75%	06/01/13	3,075	2,928,938
Stone Container Corp., Sr. Notes	B2	8.375%	07/01/12	2,340	2,304,900
Tembec Industries, Inc., Sr. Notes (Canada)	Ca	7.75%	03/15/12	4,415	2,494,475

					45,762,950

Pipelines & Other - 4.2%
AmeriGas Partners LP, Sr. Notes(b)	B1	7.125%	05/20/16	3,600	3,582,000
ANR Pipeline, Co., Notes(i)	B1	8.875%	03/15/10	50	53,188
El Paso Corp., Sr. Notes(b)	Caa1	7.00%	05/15/11	8,505	8,536,894
El Paso Production Holdings Corp., Gtd. Notes	B3	7.75%	06/01/13	12,265	12,709,605
Ferrellgas Partners LP, Sr. Notes	Ba3	6.75%	05/01/14	1,175	1,130,938
Holly Energy Partners LP, Gtd. Notes	Ba3	6.25%	03/01/15	2,000	1,890,000
Inergy LP, Sr. Notes	B1	6.875%	12/15/14	3,000	2,850,000
Inergy LP, Sr. Notes(k)	B1	8.25%	03/01/16	1,050	1,076,250
Pacific Energy Partners LP, Sr. Notes	Ba2	7.125%	06/15/14	1,975	2,009,563
Southern Natural Gas Co., Sr. Notes	B1	8.875%	03/15/10	2,900	3,084,875
Targa Resources Inc., Gtd. Notes(k)	B2	8.50%	11/01/13	1,475	1,534,000
Tennessee Gas Pipeline Co., Debs.	B1	7.00%	03/15/27	3,530	3,567,817
Tennessee Gas Pipeline Co., Debs.(b)	B1	7.00%	10/15/28	2,125	2,100,747
Tennessee Gas Pipeline Co., Debs.(b)	B1	7.625%	04/01/37	4,615	4,826,196
TransMontaigne, Inc., Sr. Sub. Notes	B3	9.125%	06/01/10	1,385	1,471,563
Williams Cos., Inc., Debs.	B1	7.50%	01/15/31	2,075	2,152,813
Williams Cos., Inc., Notes	B1	7.875%	09/01/21	1,400	1,505,000
Williams Cos., Inc., Sr. Notes(b)	B1	7.125%	09/01/11	4,475	4,603,656
Williams Cos., Inc., Sr. Notes	B1	7.75%	06/15/31	1,925	2,040,500
Williams Cos., Inc., Sr. Unsec’d. Notes(b)	B1	8.125%	03/15/12	6,895	7,403,506

					68,129,111

Railroads - 0.2%
Kansas City Southern Railway, Sr. Notes	B2	7.50%	06/15/09	2,750	2,791,250

Retailers - 1.9%
Asbury Automotive Group, Inc., Sr. Sub. Notes(b)	B3	8.00%	03/15/14	1,800	1,804,500
GSC Holdings, Gtd. Notes(b)(k)	Ba3	8.00%	10/01/12	3,845	3,816,163
GSC Holdings, Gtd. Notes(i)(k)	Ba3	8.405%	10/01/11	1,200	1,227,000
JC Penney Corp., Inc., Notes	Baa3	6.875%	10/15/15	225	235,107
Neiman Marcus Group, Gtd. Notes(b)(k)	B3	10.375%	10/15/15	5,800	6,162,499
Pantry, Inc., Sr. Sub. Notes(b)	B3	7.75%	02/15/14	3,025	3,077,938
Rite Aid Corp., Sr. Sec’d. Notes(b)	B2	7.50%	01/15/15	3,075	2,982,750
Rite Aid Corp., Sr. Sec’d. Notes(b)	B2	8.125%	05/01/10	5,595	5,713,894
Sonic Automotive, Inc., Sr. Sub. Notes	B2	8.625%	08/15/13	1,605	1,605,000
Stripes Acquisition LLC, Sr. Notes(k)	B2	10.625%	12/15/13	4,050	4,247,438

					30,872,289

Technology - 3.9%
Amkor Technology, Inc., Sr. Notes(b)	Caa1	7.125%	03/15/11	800	736,000
Ampex Corp., Sec’d. Notes(c)(g)	NR	12.00%	08/15/08	674	168,533
Avago Technologies, Sr. Notes(b)(k)	B3	10.125%	12/01/13	5,260	5,647,925
Avago Technologies, Sr. Sub. Notes(b)(k)	Caa2	11.875%	12/01/15	2,960	3,211,600
Flextronics International, Ltd., Sr. Sub. Notes (Singapore)(b)	Ba2	6.25%	11/15/14	200	196,000
Flextronics International, Ltd., Sr. Sub. Notes (Singapore)(b)	Ba2	6.50%	05/15/13	3,790	3,761,575
Freescale Semiconductor, Inc., Sr. Notes	Ba1	6.875%	07/15/11	2,400	2,454,000
Freescale Semiconductor, Inc., Sr. Notes	Ba1	7.125%	07/15/14	3,710	3,849,125
Iron Mountain, Inc., Gtd. Notes	Caa1	8.625%	04/01/13	3,875	4,030,000
Nortel Networks Corp., Gtd. (Canada)	B3	4.25%	09/01/08	2,175	2,052,656
Sanmina-SCI Corp., Gtd. Notes(b)	B1	6.75%	03/01/13	440	419,100
Sanmina-SCI Corp., Sr. Sub. Notes(b)	B1	8.125%	03/01/16	2,800	2,828,000
Seagate Technology, HDD Holdings, Gtd. Notes (Cayman Islands)	Ba2	8.00%	05/15/09	8,700	9,037,124
Serena Software Inc., Sr. Sub. Notes(b)(k)	Caa1	10.375%	03/15/16	5,840	6,132,000
Spansion Inc., Sr. Notes(b)(k)	Caa1	11.25%	01/15/16	2,750	2,640,000
Stats ChipPac Ltd., Gtd. Notes	Ba2	6.75%	11/15/11	1,810	1,773,800
Sungard Data Systems, Inc., Sr. Sub. Notes(b)(k)	Caa1	10.25%	08/15/15	7,150	7,525,374
Sungard Data Systems, Inc., Sr. Unsec. Notes(b)(k)	B3	9.125%	08/15/13	300	317,250
Sungard Data Systems, Inc., Sr. Unsecd. Notes(i)(k)	B3	9.431%	08/15/06	2,000	2,110,000
Unisys Corp., Sr. Notes	Ba3	6.875%	03/15/10	500	486,250
Unisys Corp., Sr. Notes(b)	Ba3	8.00%	10/15/12	465	456,863
Xerox Corp., Gtd. Notes	Ba2	9.75%	01/15/09	590	645,313
Xerox Corp., Sr. Notes	Ba2	6.875%	08/15/11	1,350	1,385,438
Xerox Corp., Sr. Unsec’d. Notes	Ba2	6.40%	03/15/16	1,525	1,513,563

					63,377,489

Telecommunications - 4.9%
Alamosa Delaware, Inc., Gtd. Notes	Caa1	11.00%	07/31/10	2,650	2,948,125
Alamosa Delaware, Inc., Sr. Notes	Caa1	8.50%	01/31/12	3,650	3,932,875
American Cellular Corp., Sr. Notes, Ser. B	B3	10.00%	08/01/11	1,000	1,085,000
Bestel SA de CV, Sr. Disc. Notes (Mexico)(c)(g)	NR	Zero	05/15/05	900	153,000
Centennial Communications Corp., Sr. Notes	B3	8.125%	02/01/14	2,875	2,932,500
Centennial Communications Corp., Sr. Notes	B3	10.00%	01/01/13	225	233,719
Cincinnati Bell, Inc., Gtd. Notes(b)	B1	7.25%	07/15/13	1,325	1,361,438
Cincinnati Bell, Inc., Sr. Sub. Notes(b)	B3	8.375%	01/15/14	1,105	1,122,956
Citizens Communications Co., Notes	Ba3	9.25%	05/15/11	2,855	3,133,363
Citizens Communications Co., Sr. Notes(b)	Ba3	6.25%	01/15/13	4,400	4,279,000
Citizens Communications Co., Sr. Notes	Ba3	9.00%	08/15/31	1,000	1,068,750
Dobson Cellular Systems, Inc., Sec’d. Notes	B1	8.375%	11/01/11	1,400	1,480,500
Dobson Cellular Systems, Inc., Sec’d. Notes(b)(i)	B1	9.43%	05/01/06	1,650	1,707,750
Dobson Communications Co., Sr. Notes(i)	Caa2	8.85%	10/15/12	975	967,688
Eircom Funding, Sr. Sub. Notes (Ireland)	B1	8.25%	08/15/13	2,105	2,265,506
Hawaiian Telcom Communications, Inc., Sr. Notes(k)	B3	9.947%	05/01/13	3,350	3,350,000
Hawaiian Telcom Communications, Inc., Sr. Sub. Notes(k)	Caa1	12.50%	05/01/15	2,000	1,980,000
Level 3 Financing Inc., Sr. Notes(b)(k)	Caa1	12.25%	03/15/13	4,250	4,398,750

Nextel Partners, Inc., Sr. Notes	Ba3	8.125%	07/01/11	5,875	6,212,813
Qwest Capital Funding Inc., Gtd. Notes	B3	6.875%	07/15/28	50	48,000
Qwest Communications International, Inc., Gtd. Notes, Ser. B(b)	B2	7.50%	02/15/14	6,225	6,411,750
Qwest Corp., Sr. Notes(k)	Ba3	7.625%	06/15/15	3,150	3,370,500
Qwest Services Corp., Sr. Notes	Ba3	7.875%	09/01/11	6,110	6,522,424
Rogers Wireless, Inc., Debs. Notes (Canada)	Ba2	9.75%	06/01/16	425	518,500
Rogers Wireless, Inc., Sec’d. Notes (Canada)	Ba2	6.375%	03/01/14	4,000	3,990,000
Rogers Wireless, Inc., Sec’d. Notes (Canada)	Ba2	9.625%	05/01/11	1,300	1,493,375
Rogers Wireless, Inc., Sr. Sub. Notes (Canada)	Ba3	8.00%	12/15/12	425	451,031
Rural Cellular Corp., Sr. Notes	Caa1	9.875%	02/01/10	950	1,014,125
Rural Cellular Corp., Sr. Sub. Notes(b)(i)(k)	Caa2	10.43%	11/01/12	2,500	2,593,750
SBA Communications Corp., Sr. Notes	Caa1	8.50%	12/01/12	2,148	2,384,280
Triton PCS, Inc., Gtd. Notes(b)	Caa1	8.50%	06/01/13	400	380,000
U.S. Unwired, Inc., Sec’d. Notes(i)	Baa2	9.16%	06/15/06	1,275	1,313,250
Ubiquitel Operating Co., Sr. Notes	Caa1	9.875%	03/01/11	4,300	4,697,750

					79,802,468

Tobacco - 0.1%
RJ Reynolds Tobacco Holdings, Inc.(b)(k)	Ba2	6.50%	07/15/10	2,000	2,015,000

TOTAL CORPORATE BONDS (cost $ 1,468,999,853)					1,484,829,287

FOREIGN GOVERNMENT OBLIGATIONS - 1.6%
Federal Republic of Argentina(i)	B3	3.00%	04/30/06	5,245	4,515,421
Federal Republic of Argentina(i)	B3	4.005%	08/03/12	3,133	2,908,104
Federal Republic of Brazil	Ba3	8.75%	02/04/25	3,350	3,835,750
Federal Republic of Brazil(b)	Ba3	10.00%	08/07/11	1,920	2,251,200
Federal Republic of Colombia(b)	Ba2	10.00%	01/23/12	3,352	3,952,008
Federal Republic of Peru(b)	Ba3	8.375%	05/03/16	3,330	3,613,050
Federal Republic of Philippines(b)	B1	9.375%	01/18/17	5,015	5,829,937

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (cost $ 24,601,191)					26,905,470

				Shares
COMMON STOCKS - 0.5%
Adelphia Business Solutions, Inc.(a)(g)				25,755	424,958
Classic Communications, Inc.(a)(g)				6,000	60
IMPSAT Fiber Networks, Inc. (Argentina)(a)				29,831	223,733
Kaiser Group Holdings, Inc.(a)				18,694	747,760
Liberty Global, Inc.(a)				45,845	905,419
Liberty Media, Inc.(a)				45,845	938,427
Mirant Corp.(a)(b)				67,202	1,680,049
Netia SA (Poland)				238,168	355,491
NTL, Inc.(a)				38,521	1,121,346
Premium Standard Farms, Inc.				17,260	302,913
Stage Stores, Inc.				67	1,993
TELUS Corp. (Canada)				42,866	1,658,914
Trism, Inc.(a)(g)				82,628	83
York Research Corp.(a)(g)				4,155	4

TOTAL COMMON STOCKS (cost $ 7,274,276)					8,361,150

	Shares
PREFERRED STOCKS - 0.8%
Adelphia Communications Corp., PIK, 13.00%(a)(g)	5,000	1,250
AmeriKing, Inc., PIK, 13.00%(a)(g)	36,672	37
New Millenium Homes LLC(a)(g)	3,000	750,000
Paxson Communications, Inc., PIK, 14.25%(a)	1,149	10,016,299
PTV, Inc., Ser. A, 10.00%(a)	13	25
World Access, Inc., 13.25%(a)(g)	1,434	4
Xerox Corp., 6.25%(a)	16,920	2,119,568

TOTAL PREFERRED STOCKS (cost $ 14,383,293)		12,887,183

	Units
WARRANTS(a) - 0.0%
Allegiance Telecommunications, Inc.(g)	3,800	4
GT Group Telecommunications, Inc. (Canada)(k)(g)	3,050	3
ICON Fitness Corp.(g)	18,093	181
Price Communications Corp.(g)	6,880	335,124
Sterling Chemical Holdings, Inc.(g)	560	1
TVN Entertainment(g)	9,347	5,421
Verado Holdings, Inc., Ser. B	1,175	807
Versatel Telecommunications(g)	2,000	2
Viasystems Group, Inc.(g)	45,109	5
XM Satellite Radio, Inc.(g)(k)	5,005	5

TOTAL WARRANTS (cost $ 4,213,592)		341,553

TOTAL LONG-TERM INVESTMENTS (cost $1,519,437,205)		1,533,324,643

	Shares
SHORT-TERM INVESTMENTS - 26.3%
MUTUAL FUNDS - 26.3%
Dryden Core Investment Fund - Short Term-Bond Series(d)(e)	3,463,957	34,639,572
Dryden Core Investment Fund - Taxable Money Market Series (cost $395,336,636; includes $367,790,205 of cash collateral received for securities on loan)(e)(d)	395,336,636	395,336,636

TOTAL SHORT-TERM INVESTMENTS (cost $429,976,208)		429,976,208

TOTAL INVESTMENTS - 120.3% (cost $1,949,413,413)		1,963,300,851
LIABILITIES IN EXCESS OF OTHER ASSETS - (20.3%)(m)		(330,872,418)

TOTAL NET ASSETS - 100.0%		$1,632,428,433

The following abbreviations are used in portfolio descriptions:

Certs.	Certificates
Debs.	Debentures
Disc.	Discount
Gtd.	Guaranteed
LLC	Limited Liability Company
LP	Limited Partnership
M.T.N.	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind
Ser.	Series
Sr.	Senior
Sub.	Subordinated
Sec’d	Secured
Unsec’d	Unsecured

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $358,688,315; cash collateral of $367,790,205 (included in liabilities) was received with the portfolio purchased highly liquid short-term investments.
(c)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities of loan.
(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Short-Term Bond Series and the Dryden Core Investment Fund – Taxable Money Market Series.
(f)	Indicates a fair valued security.
(g)	Indicates a security that has been deemed illiquid.
(h)	Standard & Poor’s rating.
(i)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par on the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2006.
(j)	Amount is actual; not rounded to thousands.
(k)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(l)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,950,565,280	$51,113,221	$38,377,650	$12,735,571

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

(m) Liabilities in excess of other assets include interest rate swap as follows:

Credit Default swap agreements outstanding at March 31, 2006:

Counterparty (1)	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Depreciation
Morgan Stanley Capital Services*	09/20/10	$2,500	4.20%	Lear Corp., 8.11%, 05/15/08	$(195,570)

*	Portfolio pays the floating rate and receives the fixed rate.

JENNISON 20/20 FOCUS PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

LONG-TERM INVESTMENTS - 97.7%
	Shares	Value
COMMON STOCKS Aerospace & Defense - 2.7%
Honeywell International, Inc.	170,800	$7,305,116

Biotechnology - 5.0%
Amgen, Inc.(a)	90,000	6,547,500
Gilead Sciences, Inc.(a)	111,300	6,925,086

		13,472,586

Building Products - 1.9%
American Standard Companies, Inc.	116,000	4,971,760

Capital Markets - 5.2%
Merrill Lynch & Co., Inc.	93,700	7,379,812
UBS AG	59,400	6,532,218

		13,912,030

Chemicals - 2.7%
E.I. du Pont de Nemours & Co.	168,000	7,091,280

Commercial Services & Supplies - 2.8%
Waste Management, Inc.	208,700	7,367,110

Communications Equipment - 2.6%
Cisco Systems, Inc.(a)	320,500	6,945,235

Computers & Peripherals - 1.9%
Apple Computer, Inc.(a)	81,100	5,086,592

Consumer Finance - 2.5%
American Express Co.	124,700	6,552,985

Energy Equipment & Services - 3.9%
Schlumberger, Ltd.	26,300	3,328,791
Transocean, Inc.(a)	89,600	7,194,880

		10,523,671

Food Products - 2.4%
Cadbury Schweppes, ADR (United Kingdom)	161,900	6,476,000

Food & Staples Retailing - 5.0%
Kroger Co. (The)(a)	336,100	6,842,996
Wal-Mart Stores, Inc.	140,900	6,656,116

		13,499,112

Health Care Providers & Services - 4.3%
Caremark Rx, Inc.(a)	101,800	5,006,524
UnitedHealth Group, Inc.	114,900	6,418,314

		11,424,838

Household Products - 2.6%
Procter & Gamble Co. (The)	118,900	6,851,018

Independent Power Producers & Energy Traders - 2.2%
TXU Corp.	129,600	5,800,896

Insurance - 2.3%
American International Group, Inc.	91,100	6,020,799

Internet Software & Services - 5.7%
eBay, Inc.(a)	172,100	6,722,226
Google, Inc. (Class “A” Stock)(a)	21,600	8,424,001

		15,146,227
Media - 5.1%
Comcast Corp. (Class “A” Stock)(a)	251,200	6,571,392
Disney (Walt) Co.	255,600	7,128,684

		13,700,076

Metals & Mining - 2.3%
Phelps Dodge Corp.	77,400	6,233,022

Multiline Retail - 2.2%
Federated Department Stores, Inc.	81,800	5,971,400

Multi-Utilities - 2.5%
Sempra Energy	145,200	6,745,992

Office Electronics - 2.4%
Xerox Corp.(a)	421,400	6,405,280

Oil, Gas & Consumable Fuels - 8.2%
Nexen, Inc.	136,800	7,529,472
Occidental Petroleum Corp.	75,500	6,995,075
Suncor Energy, Inc.	96,800	7,455,536

		21,980,083

Pharmaceuticals - 7.7%
Novartis AG, ADR (Switzerland)	116,000	6,431,040
Roche Holding AG, ADR (Switzerland)	88,900	6,601,936

Sanofi-Aventis, ADR (France)	158,700	7,530,315

		20,563,291

Semiconductors & Semiconductor Equipment - 4.2%
Broadcom Corp. (Class “A” Stock)(a)	132,950	5,738,122
Marvell Technology Group Ltd.(a)	101,600	5,496,560

		11,234,682

Software - 5.0%
Adobe Systems, Inc.	202,500	7,071,300
CA, Inc.	235,300	6,402,513

		13,473,813

Wireless Telecommunication Services - 2.4%
Sprint Nextel Corp.	250,700	6,478,088

TOTAL LONG-TERM INVESTMENTS (cost $218,743,624)		261,232,982

SHORT-TERM INVESTMENTS - 2.4%
Affiliated Money Market Mutual Fund - 2.4%
Dryden Core Investment Fund - Taxable Money Market Series(b) (cost $6,423,012)	6,423,012	6,423,012

TOTAL INVESTMENTS - 100.1% (cost $225,166,636) (c)		267,655,994
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(199,853)

NET ASSETS - 100.0%		$267,456,141

The following abbreviation is used in the portfolio descriptions:

ADR-American Depositary Receipt
(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Portfolio also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(c)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of March 31, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$225,357,821	$43,874,499	$(1,576,326)	$42,298,173

The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

JENNISON PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

LONG-TERM INVESTMENTS — 98.4%

COMMON STOCKS

	Shares	Value
COMMON STOCKS Beverages — 1.7%
PepsiCo, Inc.	651,700	37,661,743

Biotechnology — 6.2%
Amgen, Inc.(a)(b)	695,800	50,619,450
Genentech, Inc.(a)	519,400	43,894,494
Gilead Sciences, Inc.(a)	750,100	46,671,222

		141,185,166

Capital Markets — 8.3%
Charles Schwab Corp. (The)	2,434,000	41,889,140
Goldman Sachs Group, Inc. (The)	226,200	35,504,352
Legg Mason, Inc.	183,100	22,947,923
Merrill Lynch & Co., Inc. (The)	585,700	46,129,732
UBS AG	389,300	42,811,321

		189,282,468

Communications Equipment — 5.0%
Cisco Systems, Inc.(a)	2,096,000	45,420,320
Nokia Corp., ADR (Finland)	1,423,400	29,492,848
QUALCOMM, Inc.	788,400	39,900,924

		114,814,092

Computers & Peripherals — 1.4%
Apple Computer, Inc.(a)	496,500	31,140,480

Consumer Finance — 2.3%

American Express Co.	1,007,300	52,933,615

Electronic Equipment & Instruments — 1.6%

Agilent Technologies, Inc.(a)	939,400	35,274,470

Energy Equipment & Services — 2.4%
Schlumberger Ltd.(b)	422,700	53,501,139

Food & Staples Retailing — 1.6%
Whole Foods Market, Inc.(b)	546,800	36,329,392

Health Care Equipment & Supplies — 3.2%
Alcon, Inc.	399,000	41,599,740
St. Jude Medical, Inc.(a)	749,600	30,733,600

		72,333,340

Health Care Providers & Services — 5.7%
Caremark Rx, Inc.(a)	699,700	34,411,246
CIGNA Corp.	150,400	19,645,248
UnitedHealth Group, Inc.	811,800	45,347,148
WellPoint, Inc.(a)	381,400	29,531,802

		128,935,444

Hotels, Restaurants & Leisure — 2.2%
Cheesecake Factory (The)(a)(b)	491,700	18,414,165
Marriott International, Inc. (Class “A” Stock)	474,000	32,516,400

		50,930,565

Household Products — 3.0%
Procter & Gamble Co. (The)	1,199,757	69,129,998

Industrial Conglomerates — 1.8%
General Electric Co.	1,206,700	41,969,026

Insurance — 2.0%
American International Group, Inc.	688,400	45,496,356

Internet Software & Services — 9.9%
eBay, Inc.(a)	1,853,300	72,389,898
Google, Inc. (Class “A” Stock)(a)(b)	255,500	99,645,000
Yahoo!, Inc.(a)(b)	1,642,600	52,990,276

		225,025,174

Media — 2.7%
Getty Images, Inc.(a)(b)	206,300	15,447,744
Walt Disney Co.	1,616,500	45,084,185

		60,531,929

Multiline Retail — 3.1%
Federated Department Stores, Inc.	524,500	38,288,500
Target Corp.	633,000	32,922,330

		71,210,830

Oil, Gas & Consumable Fuels — 2.5%
Occidental Petroleum Corp.	303,400	28,110,010
Suncor Energy, Inc.	367,700	28,320,254

		56,430,264

Pharmaceuticals — 5.6%
Novartis AG, ADR (Switzerland)	842,400	46,702,656
Roche Holdings Group, ADR (Switzerland)	642,200	47,691,378
Sanofi-Aventis (France)	356,500	33,914,116

		128,308,150

Semiconductors & Semiconductor Equipment — 8.8%
Broadcom Corp. (Class A)(a)	1,213,800	52,387,608
Marvell Technology Group, Ltd.(a)	882,900	47,764,890
Maxim Integrated Products, Inc.	1,378,500	51,211,275
Texas Instruments, Inc.	1,508,900	48,993,983

		200,357,756

Software — 9.0%
Adobe Systems, Inc.	1,526,600	53,308,872
Electronic Arts, Inc.(a)(b)	718,500	39,316,320
Microsoft Corp.	2,035,300	55,380,513
NAVTEQ Corp.(a)(b)	256,700	13,001,855
SAP AG, ADR (Germany)	802,300	43,580,936

		204,588,496

Specialty Retail — 5.4%
Chico’s FAS, Inc.(a)(b)	861,800	35,023,552
Home Depot, Inc.	523,300	22,135,590
Lowe’s Companies, Inc. (The)	5 07,300	32,690,412
Urban Outfitters Inc.(a)(b)	457,900	11,236,866
Williams-Sonoma, Inc.(a)(b)	493,100	20,907,440

		121,993,860

Textiles, Apparel & Luxury Goods — 3.0%
Coach, Inc.(a)	985,700	34,085,506
NIKE, Inc. (Class “B” Stock)	397,000	33,784,700

		67,870,206

TOTAL LONG-TERM INVESTMENTS (cost $1,709,041,311)		2,237,233,959

SHORT-TERM INVESTMENT — 11.1%

Mutual Fund 253,329,774
	Dryden Core Investment Fund - Taxable Money Market Series (cost $253,329,774; includes $228,488,073 of cash collateral received for securities on loan)(c)(d)	253,329,774

	TOTAL INVESTMENTS — 109.5% (cost $1,962,371,085)(e)	2,490,563,733
	LIABILITIES IN EXCESS OF OTHER ASSETS —(9.5%)	(215,501,573)

	NET ASSETS — 100.0%	$2,275,062,160

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $222,606,442; cash collateral of $228,488,073 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of March 31, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$1,970,696,266	$538,509,667	$18,642,200	$519,867,467

MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit — 31.4%
Banco Bilbao Vizcaya NY (a)	4.53%	07/17/06	$10,000	$9,998,130
Bank of New York, Inc.	4.55	10/27/06	10,000	10,000,000
BNP Paribas	4.76	10/25/06	20,000	20,000,000
Branch Banking & Trust Co. (a)	4.67	08/10/06	46,000	45,998,255
Credit Suisse	4.79	05/15/06	10,000	10,000,000
First Tennessee Bank	4.78	04/28/06	18,000	18,000,000
Fortis Bank NV-S.A.	4.26	04/17/06	18,000	17,999,863
Fortis Bank NV-S.A.	4.57	06/12/06	8,200	8,196,917
Fortis Bank NV-S.A.	4.30	09/28/06	15,000	15,000,000
Societe Generale NA	4.80	05/10/06	15,000	15,000,081
Societe Generale NA	4.20	09/01/06	20,000	20,000,000
Suntrust Banks, Inc. (a)	4.641	02/09/07	20,000	19,998,314
Suntrust Banks, Inc. (a)	4.691	05/12/06	18,000	17,999,833
Toronto Dominion Bank NY	3.795	07/03/06	25,000	25,000,000
Unicredito Italiano New York (a)	4.919	06/30/06	10,000	9,997,876
Wells Fargo Bank NA	4.88	02/01/07	10,000	10,000,000

				273,189,269

Commercial Paper — 29.5%
Barton Capital Corp. 144A (d)(f)	4.85	05/03/06	20,000	19,915,378
Citigroup Funding (f)	4.84	05/09/06	10,000	9,949,650
Falcon Asset Security Corp. 144A (d)(f)	4.85	04/28/06	35,000	34,874,788
Greenwich Capital Holdings, Inc. (a)	4.68	05/11/06	28,500	28,500,000
HSH Nordbank Agency NY 144A (d)(f)	4.82	04/03/06	43,000	42,988,341
Nyala Funding LLC 144A (d)(f)	4.86	05/15/06	10,000	9,941,944
PB Finance Delaware, Inc. (f)	4.83	05/04/06	35,000	34,846,642
Prudential PLC 144A (d)(f)	4.84	05/09/06	10,000	9,950,231
Sheffield Receivables 144A (d)(f)	4.85	04/28/06	18,000	17,935,605
St. George Bank Ltd. 144A (d)(f)	4.83	04/27/06	20,000	19,931,100
Tulip Funding Corp. 144A (d)(f)	4.85	04/28/06	10,000	9,964,150
Tulip Funding Corp. 144A (d)(f)	4.36	05/02/06	18,000	17,930,545

				256,728,374

Loan Participation — 1.7%
Cargill, Inc.(g)	4.83	05/10/06	15,000	15,000,000

Other Corporate Obligations — 38.2%
American Express Credit Corp. M.T.N. (a)	4.761	04/05/07	27,000	27,007,686
American Express Credit Corp. M.T.N. 144A (a)(d)	4.826	04/20/07	10,000	10,005,400
General Electric Capital Assurances Co. (cost $11,000,000; purchased 7/22/2005)(a)(b)	4.874	07/24/06	11,000	11,000,000
General Electric Capital Corp. (a)	4.791	04/09/07	11,750	11,750,000

General Electric Capital Corp. M.T.N. (a)	4.853	04/17/07	21,000	21,000,000
HSBC USA Inc. M.T.N. (a)	4.729	04/12/07	30,000	30,000,000
Irish Life & Permanent PLC M.T.N. 144A (a)(d)	4.80	04/20/07	25,000	24,998,326
Merrill Lynch & Co., Inc. M.T.N. (a)	4.92	04/11/07	34,000	34,007,692
Metropolitan Life Insurance Co.
(cost $9,000,000; purchased 2/1/2006)(a)(b)	4.75	02/01/07	9,000	9,000,000
Metropolitan Life Insurance Co. (cost $10,000,000; purchased 10/3/2005)(a)(b)	4.70	10/02/06	10,000	10,000,000
Morgan Stanley Dean Witter Co. M.T.N. (a)	4.66	04/03/07	31,000	31,000,000
National City Bank Cleveland (a)	4.62	07/07/06	11,000	10,999,328
Nationwide Building Society 144A (a)(d)	5.025	04/27/07	15,000	15,009,790
Nordea Bank AB 144A (a)(d)	4.70	04/11/07	20,000	20,000,000
Pacific Life Insurance Co. (cost $7,000,000; purchased 3/15/2006)(a)(b)	5.037	04/13/07	7,000	7,000,000
Royal Bank of Canada M.T.N. (a)	4.728	04/05/07	5,000	5,000,000
Skandinaviska Enskilda Banken AB 144A (a)(d)	4.766	04/16/07	36,000	36,000,000
Travelers Insurance Co. (cost $6,000,000; purchased 7/8/2005) (a)(b)	4.761	07/07/06	6,000	6,000,000
Westpac Banking Corp. M.T.N. (a)	4.93	04/11/07	13,000	12,999,910

				332,778,132

Repurchase Agreement — 0.9%
Greenwich Capital Markets, Inc. (c)	4.84	04/03/06	7,491	7,491,000

TOTAL INVESTMENTS—101.7% (amortized cost $885,186,775)(e)				885,186,775
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7%)				(14,808,593)

TOTAL NET ASSETS — 100.0%				$870,378,182

The following abbreviation is used in portfolio descriptions:

M.T.N.             Medium Term Notes

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2006.
(b)	Indicates a restricted security and deemed illiquid. The aggregate cost and value of restricted securities is $43,000,000 and represents 4.9% of net assets.
(c)	Greenwich Capital Markets, Inc. Repurchase Agreement, repurchase price $7,494,021 due 4/03/06. The value of the collateral was $7,643,183. Collateralized by United States Treasury or federal agency obligations.
(d)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(e)	Federal income tax basis is the same as for financial reporting purposes.
(f)	Rate quoted represents yield-to-maturity as of purchase date.
(g)	Indicates an illiquid security.

NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

Shares		Value
	LONG-TERM INVESTMENTS — 98.2%
	COMMON STOCKS — 97.0%

	Aluminum — 2.1%
573,800	Alcoa, Inc.	$17,535,328
68,400	Aluminum Corp. of China, Ltd., ADR (China)	7,162,848

		24,698,176

	Basic Metals — 7.4%
674,200	Cameco Corp. (Canada)	24,246,608
525,300	Falconbridge Ltd.(b)	18,411,765
492,100	First Quantum Minerals, Ltd. (Canada)	20,225,885
390,200	FNX Mining Co., Inc. (Canada)(a)	4,343,538
56,300	FNX Mining Co., Inc. 144A (Canada)(a)(h)	626,708
296,900	Inco Ltd.(b)	14,812,341
777,200	Northern Dynasty Minerals, Ltd.(a)(b)	5,012,940

		87,679,785

	Coal — 2.9%
432,800	Alpha Natural Resources, Inc.(a)	10,014,992
323,800	CONSOL Energy, Inc.	24,013,008

		34,028,000

	Copper — 5.1%
273,800	Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)	16,365,026
984,300	Peru Copper, Inc. (Canada)(a)	2,486,351
411,000	Phelps Dodge Corp.	33,097,830
91,700	Southern Peru Copper Corp.(b)	7,746,816

		59,696,023

	Crude Oil Production — 7.4%
744,100	Endeavour International Corp.(a)(b)	2,165,331
872,174	OPTI Canada, Inc. (Canada)(a)	33,061,731
412,500	Plains Exploration & Production Co.(a)	15,939,000
233,700	Talisman Energy, Inc.	12,428,166
1,908,700	UTS Energy Corp. (Canada)(a)(b)	11,456,940
451,200	Western Oil Sands, Inc. (Canada)(a)	12,513,908

		87,565,076

	Diversified Resources — 6.7%
4,200,000	Anhui Conch Cement Co., Ltd. (Class “H” Stock) (China)	6,062,520
134,600	Evergreen Solar, Inc.(a)(b)	2,072,840
115,500	FMC Technologies, Inc.(a)	5,915,910
278,800	Halliburton Co.(b)	20,357,975
122,200	Railpower Technologies Corp.(Canada)(a)	470,866
232,300	Railpower Technologies Corp. 144A(Canada)(a)(h)	895,106
152,200	SEACOR Holdings, Inc.(a)(b)	12,054,240
1,689,580	Sxr Uranium One, Inc.(Canada)(a)(b)	13,035,164
267,600	Technip SA, ADR (France)(b)	18,180,744

		79,045,365

	Forest Products — 1.0%
313,000	Plum Creek Timber Co., Inc. (REIT)	11,559,090

	Gold — 14.3%
2,579,600	AXMIN, Inc. (Canada)(a)	1,558,001
747,994	Barrick Gold Corp.	20,375,356
466,200	Cia de Minas Buenaventura SA, ADR(Peru)	11,510,478
2,918,200	Crystallex International Corp.(a)(b)	11,993,802
1,121,700	Eldorado Gold Corp.(Canada)(a)	5,417,124
1,917,900	European Goldfields, Ltd.(Canada)(a)	6,651,107
867,500	Gabriel Resources, Ltd. (Canada)(a)	1,857,045
795,500	Glamis Gold,Ltd.(a)(b)	25,996,939
559,200	Gold Fields, Ltd., ADR (South Africa)(b)	12,291,216
152,800	Gold Reserve, Inc.(Canada)(a)	901,479
456,100	Goldcorp, Inc.(b)	13,340,925
987,900	Harmony Gold Mining Co., Ltd. ADR (South Africa)(a)(b)	15,687,852
2,300	Highland Gold Mining, Ltd.(United Kingdom)	10,709
1,232,000	IAMGOLD Corp. (Canada)	10,602,047
174,100	Meridian Gold, Inc.(a)	5,162,065
1,056,100	Nevsun Resources, Ltd. (Canada)(a)	2,966,141
1,186,000	Newcrest Mining, Ltd. (Australia)	19,851,007
1,100,200	Orezone Resources, Inc. (Canada)(a)	2,449,390

		168,622,683

	Integrated Oil/Domestic — 5.2%
86,300	Amerada Hess Corp. (b)	12,289,120
193,000	Frontier Oil Corp.	11,454,550
218,600	Occidental Petroleum Corp.	20,253,290
286,100	Valero Energy Corp.	17,103,058

		61,100,018

	Integrated Oil/International — 6.9%
210,800	Petroleo Brasileiro SA, ADR (Brazil)	18,270,036
588,900	Sasol Ltd., ADR (South Africa)	22,278,087
534,500	Suncor Energy, Inc.	41,167,190

		81,715,313

	Iron & Steel — 1.9%
454,000	Companhia Vale Do Rio Doce, ADR (Brazil)	22,032,620

	Natural Gas Production — 12.1%
168,300	Bill Barrett Corp.(a)	5,484,897
2,800,000	BPI Industries, Inc. (a)	4,734,800
262,600	Cheniere Energy, Inc.(a)(b)	10,653,682
89,800	CNX Gas Corp. (a)	2,334,800
658,500	Compton Petroleum Corp. (Canada)(a)	8,395,826
177,000	Duvernay Oil Corp. (Canada)(a)	6,274,607
919,300	Gasco Energy, Inc.(a)(b)	5,148,080
234,800	Goodrich Petroleum Corp.(a)(b)	6,339,600
252,000	McMoRan Exploration Co.(a)(b)	4,495,680
684,550	Range Resources Corp.	18,695,061
793,000	Southwestern Energy Co.(a)(b)	25,526,670
412,657	Trident Resources Corp. (Canada) (cost $4,402,178; purchased 12/4/03)(a)(f)(g)	17,667,380
995,600	Warren Resources, Inc.(a)(b)	14,834,440
236,200	Western Gas Resoures, Inc.	11,396,650

		141,982,173

	Oil Service — 20.0%
332,800	B.J. Services Co.(b)	11,514,880
143,500	CARBO Ceramics, Inc.	8,166,585
333,000	Cooper Cameron Corp.(a)	14,678,640
738,400	GlobalSantaFe Corp.	44,857,799
383,100	Grant Prideco, Inc.(a)	16,412,004
111,000	Hydril Co.(a)	8,652,450
575,500	National-Oilwell Varco, Inc.(a)(b)	36,901,060
133,300	Noble Corp.(b)	10,810,630
358,800	Smith International, Inc.(b)	13,978,848
417,100	Transocean, Inc.(a)	33,493,130
236,800	Universal Compression Holdings, Inc.(a)	11,998,656
537,500	Weatherford International, Ltd.(a)	24,590,625

		236,055,307

	Platinum — 1.7%
417,200	Impala Platinum Holdings, Ltd., ADR (South Africa)(b)	19,711,156

	Silver — 2.3%
448,100	Apex Silver Mines, Ltd.(a)(b)	10,642,375
2,059,000	Coeur d’Alene Mines Corp.(a)(b)	13,507,040
97,572	Pan American Silver Corp. (Canada)(a)	2,465,513

		26,614,928

	TOTAL COMMON STOCKS (cost $671,047,388)	1,142,105,713

Units
	WARRANTS(a) — 0.1%
	Natural Gas Production
600,000	BPI Industries, Inc., expiring 12/31/06	275,518

	Silver — 0.1%
49,786	Pan American Silver Corp. (Canada), expiring 2/20/08	794,206

	TOTAL WARRANTS (cost $271,075)	1,069,724

Principal Amount (000)
	LINKED NOTE — 1.1%
	Platinum
$38,088	USD Palladium Linked Bank Note 7/13/07 (cost $7,000,000; purchased 6/30/03-1/9/06)(a)(f)(g)	12,853,510

	TOTAL LONG-TERM INVESTMENTS (cost $678,318,463)	1,156,028,947

	SHORT-TERM INVESTMENTS — 23.4%
	Affiliated Money Market Mutual Fund
275,662,747	Dryden Core Investment Fund - Taxable Money Market Series (cost $275,662,747; includes $269,847,944 of cash collateral received for security on loan)(c)(d)	275,662,747

	TOTAL INVESTMENTS (e) — 121.6% (Cost $953,981,210)(i)	1,431,691,694
	LIABILITIES IN EXCESS OF OTHER ASSETS (j) — (21.6%)	(254,747,206)

	Net Assets — 100.0%	$1,176,944,488

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

USD—United States Dollar—denominated

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $253,824,777; cash collateral of $269,847,944 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	As of March 31, 2006, 5 securities representing $36,146,184 and 2.5% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(f)	Indicates a security that has been deemed illiquid.
(g)	Indicates a security restricted to resale. The aggregate cost of such securities was $11,402,178. The aggregate value of $30,520,890 is approximately 2.6% of the net assets.
(h)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(i)	The United States federal income tax basis of the Portfolio’s investments and net unrealized appreciation as of March 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$973,950,819	$463,126,692	$5,385,817	$457,740,875

(j)	Liabilities in excess of other assets include net unrealized appreciation on forward currency contracts as follows:

Forward foreign currency exchange contracts outstanding at March 31, 2006:

Foreign Currency Contract	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Purchased:
Canadian Dollar expiring 4/3/06	$275,789	$274,195	$(1,594)
Sold:
Canadian Dollar expiring 4/4/06	1,493,433	1,489,788	3,645

			$2,051

SMALL CAPITALIZATION STOCK PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 98.2%
COMMON STOCKS
Advertising - 0.2%
42,829	ADVO, Inc.	$1,370,528

Aerospace - 1.4%
48,278	AAR Corp.(a)	1,374,957
29,608	Curitiss-Wright Corp.	1,960,050
74,772	GenCorp, Inc.(a)(b)	1,536,565
32,453	Kaman Corp. (Class “A” Stock)	816,517
49,787	Moog, Inc. (Class “A” Stock)(a)	1,766,941
73,803	Trimble Navigation, Ltd.(a)	3,324,825
21,650	Triumph Group, Inc.(a)	958,229

		11,738,084

Agricultural Products & Services - 0.3%
118,293	Alliance One International, Inc.	574,904
48,625	Delta & Pine Land Co.	1,466,530

		2,041,434

Airlines - 0.4%
49,158	Frontier Airlines, Inc.(a)	378,517
47,409	Mesa Air Group, Inc.(a)	542,359
78,629	SkyWest, Inc.	2,301,470

		3,222,346

Apparel - 0.9%
63,473	Fossil, Inc.(a)(b)	1,179,328
31,082	Genesco, Inc.(a)(b)	1,208,779
160,591	Quiksilver, Inc.(a)	2,225,792
44,847	Russell Corp.	618,889
77,241	Wolverine World Wide, Inc.	1,709,343

		6,942,131

Autos - Cars & Trucks - 0.6%
17,057	Midas, Inc.(a)	373,037
42,449	Myers Industries, Inc.	678,760
40,425	Sonic Automotive, Inc.(b)	1,122,198
15,992	Standard Motor Products, Inc.	142,009
30,998	Superior Industries International, Inc.	600,121
42,198	Wabash National Corp.	833,411
44,567	Winnebago Industries, Inc.(b)	1,352,162

		5,101,698

Banks & Savings & Loans - 6.7%
24,884	Anchor BanCorp Wisconsin, Inc.	754,234
60,979	BankAtlantic Bancorp, Inc. (Class “A” Stock)	877,488
43,263	BankUnited Financial Corp. (Class “A” Stock)	1,169,832
47,639	Boston Private Financial Holdings, Inc.(b)	1,609,722
83,594	Brookline Bancorp, Inc.	1,294,871
41,355	Central Pacific Financial Corp.	1,518,556
63,726	Chittenden Corp.(b)	1,846,142
40,665	Community Bank System, Inc.	908,049
37,638	Dime Community Bancshares	540,858
28,420	Downey Financial Corp.	1,912,666
81,264	East West Bancorp, Inc.	3,132,727
30,300	Fidelity Bankshares, Inc.	1,018,989
109,714	First BanCorp/Puerto Rico	1,356,065
96,400	First Commonwealth Financial Corp.	1,413,224
66,892	First Midwest Bancorp, Inc.	2,446,240
31,216	First Republic Bank	1,180,589
22,468	FirstFed Financial Corp.(a)(b)	1,343,811
47,445	Flagstar Bancorp, Inc.	716,420
30,337	Franklin Bank Corp.(a)	583,381
88,829	Fremont General Corp.	1,915,153
42,669	Glacier Bancorp, Inc.	1,324,872
52,012	Gold Banc Corp., Inc.	952,860
53,500	Hanmi Financial Corp.	966,210
26,500	Harbor Florida Bancshares, Inc.	1,003,555
26,925	Nara Bancorp, Inc.	472,534
23,803	PrivateBancorp, Inc.	987,586
34,025	Prosperity Bancshares, Inc.	1,027,895
44,625	Provident Bankshares Corp.	1,626,581
102,003	Republic Bancorp, Inc.	1,228,116
61,588	Sterling Bancshares, Inc.	1,111,663
47,241	Sterling Financial Corp.	1,369,989
63,611	Susquehanna Bancshares, Inc.	1,639,255
101,613	TrustCo Bank Corp.	1,236,630
126,492	UCBH Holdings, Inc.	2,393,229
60,425	Umpqua Holdings Corp.	1,722,113
50,411	United Bankshares, Inc.	1,929,229
85,992	Whitney Holding Corp.	3,049,276
32,130	Wintrust Financial Corp.	1,869,002

		53,449,612

Capital Markets - 0.2%
82,300	LaBranche & Co., Inc.(a)(b)	1,301,163

Chemicals - 1.4%
41,805	A. Schulman, Inc.	1,034,674
32,466	Arch Chemicals, Inc.	986,966
36,177	Cambrex Corp.	706,899
46,529	Georgia Gulf Corp.	1,209,289
39,655	H.B. Fuller Co.	2,035,887
34,204	MacDermid, Inc.	1,099,659
39,799	OM Group, Inc.(a)	915,377
56,049	Omnova Solutions, Inc.(a)	343,020
12,043	Penford Corp.	193,651

124,818	PolyOne Corp.(a)	1,163,304
13,250	Quaker Chemical Corp.	288,188
55,100	Tronox, Inc. “Class B”	936,149
22,711	WD-40 Co.	700,634
23,328	Wellman, Inc.	148,366

		11,762,063

Collectibles & Gifts - 0.3%
77,073	Lennox International, Inc.	2,301,399
18,877	Lenox Group, Inc.(a)	247,289

		2,548,688

Commercial Services - 3.6%
52,314	ABM Industries, Inc.	1,002,859
42,205	Arbitron, Inc.	1,427,373
44,670	Bowne & Co., Inc.	744,649
24,213	Central Parking Corp.	387,408
35,040	Chemed Corp.	2,079,275
37,747	Coinstar, Inc.(a)	978,025
16,044	Consolidated Graphics, Inc.(a)	836,213
7,290	CPI Corp.	148,716
58,953	Dendrite International, Inc.(a)	804,708
62,637	eFunds Corp.(a)	1,618,540
36,037	Gevity HR, Inc.	881,465
89,419	Hooper Holmes, Inc.	258,421
17,625	iPayment Holdings, Inc.(a)	755,231
38,309	John H. Harland Co.	1,505,544
73,482	Labor Ready, Inc.(a)	1,759,894
91,700	Live Nation, Inc.(a)	1,819,329
25,946	MAXIMUS, Inc.	933,537
37,790	MIVA, Inc.(a)	154,183
46,658	Mobile Mini, Inc.(a)	1,442,665
43,691	NCO Group, Inc.(a)	1,037,661
34,838	On Assignment, Inc.(a)	382,521
36,064	PAREXEL International Corp.(a)	953,532
13,869	Pre-Paid Legal Services, Inc.(b)	492,072
28,400	Rewards Network, Inc.(a)	226,064
21,181	SOURCECORP, Inc.(a)	510,674
22,308	Sovran Self Storage, Inc.	1,231,402
15,274	Startek, Inc.	359,855
31,200	Universal Technical Institute, Inc.(a)	939,120
13,169	Vertrue, Inc.(a)	550,464
30,408	Viad Corp.	1,042,386
11,011	Volt Information Sciences, Inc.(a)	336,496
57,380	Watson Wyatt & Co. Holdings	1,869,441

		29,469,723

Computer Services - 3.5%
34,457	Actel Corp.(a)	549,245
154,850	Adaptec, Inc.(a)	856,321
41,415	Agilysys, Inc.	623,710
57,281	Avid Technology, Inc.(a)(b)	2,489,431
23,732	Black Box Corp.	1,140,323
41,041	CACI International, Inc. (Class “A” Stock)(a)	2,698,445

29,137	Carreker Corp.(a)	187,351
84,168	Cerner Corp.(a)(b)	3,993,771
74,176	Ciber, Inc.(a)	473,243
46,046	FactSet Research Systems, Inc.	2,042,140
56,993	FileNet Corp.(a)	1,539,951
34,810	Hutchinson Technology, Inc.(a)	1,050,218
40,950	Komag, Inc.(a)(b)	1,949,220
37,614	Manhattan Associates, Inc.(a)	827,508
28,543	Mercury Computer Systems, Inc.(a)	462,397
26,224	MTS Systems Corp.	1,096,950
33,996	Phoenix Technologies, Ltd.(a)	230,493
54,923	Progress Software Corp.(a)	1,597,710
32,046	Radiant Systems, Inc.(a)	433,262
29,056	Standard Microsystems Corp.(a)	754,875
33,694	Synaptics, Inc.(a)	740,931
43,570	TALX Corp.	1,240,874
46,009	Teledyne Technologies, Inc.(a)	1,637,920

		28,616,289

Construction - 2.5%
19,182	Coachmen Industries, Inc.	218,291
20,337	Drew Industries, Inc.(a)	722,980
24,640	ElkCorp	831,600
36,695	Insituform Technologies, Inc. (Class “A” Stock)(a)	976,087
16,700	M/I Homes, Inc.	784,900
31,244	Meritage Home Corp.(a)	1,717,170
27,800	NCI Building Systems, Inc.(a)(b)	1,661,606
6,648	NVR, Inc.(a)(b)	4,912,540
107,665	Shaw Group, Inc. (The)(a)(b)	3,273,016
49,956	Simpson Manufacturing Co., Inc.	2,163,095
93,261	Standard Pacific Corp.	3,135,435

		20,396,720

Consumer Cyclical - 0.1%
51,009	Spectrum Brands, Inc.(a)(b)	1,107,915

Containers - 0.3%
47,831	AptarGroup, Inc.	2,642,663

Distribution/Wholesalers - 1.4%
25,057	Audiovox Corp.	299,181
40,515	Bell Microproducts, Inc. (Class “B” Stock)(a)	249,572
56,562	Brightpoint, Inc.(a)	1,756,816
13,268	Castle (A.M) & Co.(a)	391,406
62,600	LKQ Corp.	1,302,706
19,025	Peet’s Coffee & Tea, Inc.(a)	570,750
17,385	ScanSource, Inc.(a)	1,050,228
71,509	SCP Pool Corp.	3,354,487
42,883	United Stationers, Inc.(a)	2,277,087

		11,252,233

Diversified Financial Services - 0.1%
21,600	Portfolio Recovery Associates, Inc.(a)	1,011,528

Diversified Manufacturing Operations - 1.6%
60,988	Acuity Brands, Inc.	2,439,520
23,974	Barnes Group, Inc.	970,947
35,953	Ceradyne, Inc.(a)(b)	1,794,055
70,094	CLARCOR, Inc.	2,495,347
34,399	Griffon Corp.(a)(b)	854,471
21,915	Lydall, Inc.(a)	211,480
64,600	Masco Tech, Inc.(a)	0
49,809	Mueller Industries, Inc.	1,777,683
27,415	Smith (A.O.) Corp.	1,447,512
15,152	Standex International Corp.	479,712
22,302	Valmont Industries, Inc.	937,576

		13,408,303

Drugs & Medical Supplies - 5.2%
94,619	American Medical Systems Holdings, Inc.(a)	2,128,928
34,081	ArthroCare Corp.(a)(b)	1,629,753
42,282	Coherent, Inc.(a)	1,484,521
38,065	CONMED Corp.(a)	728,945
29,858	CryoLife, Inc.(a)	131,375
29,704	Cyberonics, Inc.(a)	765,472
32,003	Diagnostic Products Corp.	1,524,303
37,187	Enzo Biochem, Inc.(a)	502,025
36,120	Haemonetics Corp.(a)	1,833,812
61,663	Hologic, Inc.(a)(b)	3,413,047
19,253	ICU Medical, Inc.(a)	696,766
43,299	IDEXX Laboratories, Inc.(a)(b)	3,739,303
23,600	Integra LifeSciences Holdings(a)	967,128
43,108	Invacare Corp.	1,338,934
75,770	NBTY, Inc.(a)	1,706,340
31,963	Noven Pharmaceuticals, Inc.(a)	575,654
23,296	Osteotech, Inc.(a)	102,036
54,225	Owens & Minor, Inc.	1,776,953
31,329	PolyMedica Corp.	1,327,096
23,256	Possis Medical, Inc.(a)	236,281
60,205	Regeneron Pharmaceuticals, Inc.(a)(b)	1,001,209
102,103	ResMed, Inc.(a)	4,490,491
98,530	Respironics, Inc.(a)	3,833,803
83,076	Savient Pharmaceuticals, Inc.(a)	442,795
24,979	SFBC International, Inc.(a)(b)	608,988
21,119	SurModics, Inc.(a)(b)	746,768
55,005	Sybron Dental Specialties, Inc.(a)	2,268,406
42,968	Viasys Healthcare, Inc.(a)	1,292,477
7,693	Vital Signs, Inc.	422,576
29,354	Wilson Greatbatch Technologies, Inc.(a)(b)	643,146

		42,359,331

Electrical Equipment - 0.6%
40,929	ALLETE, Inc.	1,907,291
44,723	Anixter International, Inc.	2,136,866
34,455	C&D Technologies, Inc.	318,364
28,051	Radisys Corp.(a)	556,812

		4,919,333

Electronic Components - 2.3%
54,784	Artesyn Technologies, Inc.(a)	599,885
38,244	Baldor Electric Co.	1,295,324
15,890	Bel Fuse, Inc. (Class “B” Stock)	556,627
63,527	Cognex Corp.	1,882,940
30,562	Cohu, Inc.	648,526
48,715	CTS Corp.	651,807
21,067	Cubic Corp.	504,344
48,514	Cymer, Inc.(a)(b)	2,204,476
21,329	Daktronics, Inc.	778,509
38,821	DSP Group, Inc.(a)	1,126,197
93,858	FLIR Systems, Inc.(a)(b)	2,666,506
88,304	Microsemi Corp.(a)	2,570,529
20,274	Planar Systems, Inc.(a)	343,036
22,092	Rogers Corp.(a)	1,203,572
16,215	Supertex, Inc.(a)	610,008
55,066	Technitrol, Inc.	1,320,483

		18,962,769

Electronics - 2.5%
18,816	Analogic Corp.	1,245,619
58,885	Belden CDT, Inc.(b)	1,603,439
57,853	Benchmark Electronics, Inc.(a)(b)	2,218,663
52,665	Checkpoint Systems, Inc.(a)	1,415,635
27,351	Dionex Corp.(a)	1,681,539
19,983	EDO Corp.	616,476
39,106	Electro Scientific Industries, Inc.(a)	865,416
34,500	Esterline Technologies, Corp.	1,474,875
52,374	Intermagnetics General Corp.(a)	1,311,969
33,860	Itron, Inc.(a)	2,026,521
19,480	Keithley Instruments, Inc.	299,213
30,368	Littelfuse, Inc.(a)	1,036,460
39,507	Magnetek, Inc.(a)	156,843
50,587	Methode Electronics, Inc. (Class “A” Stock)	550,892
27,302	Park Electrochemical Corp.	805,409
21,095	SBS Technologies, Inc.(a)	341,739
34,356	Sonic Solutions(a)	622,187
32,365	Ultratech, Inc.(a)	792,295
26,139	Vicor Corp.	515,722
25,026	X-Rite, Inc.	332,345

		19,913,257

Energy - 1.2%
39,721	Advanced Energy Industries, Inc.(a)	561,258
57,268	Headwaters, Inc.(a)(b)	2,278,694
142,698	UGI Corp.	3,006,646
47,467	Unisource Energy Corp.	1,447,744
48,324	Veritas DGC, Inc.(a)(b)	2,193,426

		9,487,768

Engineering - 0.5%
42,302	EMCOR Group, Inc.(a)	2,100,717
58,595	URS Corp.(a)	2,358,449

		4,459,166

Environmental Services - 0.5%
77,738	Tetra Tech, Inc.(a)	1,484,018
62,995	Waste Connections, Inc.(a)(b)	2,507,831

		3,991,849

Exchange Traded Fund - 0.7%
86,394	iShares S&P SmallCap 600 Index(b)	5,635,481

Financial Services - 1.6%
36,778	Financial Federal Corp.	1,077,595
57,368	Investment Technology Group, Inc.(a)	2,856,927
24,310	Irwin Financial Corp.	469,912
40,134	MAF Bancorp, Inc.	1,756,665
28,168	Piper Jaffray Cos., Inc.(a)	1,549,240
101,423	South Financial Group, Inc. (The)	2,652,212
21,509	SWS Group, Inc.	562,460
47,637	UICI	1,762,093
24,842	World Acceptance Corp.(a)	680,671

		13,367,775

Food & Beverage - 2.1%
24,997	American Italian Pasta Co. (Class “A” Stock)(b)	156,481
100,460	Corn Products International, Inc.	2,970,602
70,996	Flowers Foods, Inc.	2,108,581
51,722	Hain Celestial Group, Inc.(a)	1,354,599
17,200	Hansen Natural Corp.(a)(b)	2,168,060
18,364	J & J Snack Foods Corp.	616,847
40,886	Lance, Inc.	919,935
17,921	Nash Finch Co.	535,838
46,578	Performance Food Group Co.(a)(b)	1,452,768
39,301	Ralcorp Holdings, Inc.(a)	1,495,403
19,356	Sanderson Farms, Inc.(b)	433,574
42,250	TreeHouse Foods, Inc.(a)	1,121,738
57,046	United Natural Foods, Inc.(a)(b)	1,994,899

		17,329,325

Furniture - 0.7%
61,072	Aaron Rents, Inc.(b)	1,659,326
15,995	Bassett Furniture Industries, Inc.	319,100
44,777	Ethan Allen Interiors, Inc.	1,881,530
65,073	Interface, Inc.(a)	898,658
70,230	La-Z-Boy, Inc.(b)	1,193,910

		5,952,524

Gas Utilities - 0.1%
39,423	South Jersey Industries, Inc.	1,075,065

Healthcare - 2.6%
21,423	Amedisys, Inc.(a)(b)	744,449
48,050	ArQule, Inc.(a)	275,807
31,566	Biolase Technology, Inc.(b)	301,455

60,466	Cooper Companies, Inc. (The)	3,266,979
16,758	Datascope Corp.	662,946
26,400	Genesis Healthcare Corp.(a)	1,160,016
46,570	Healthways, Inc.(a)	2,372,276
60,389	Immucor, Inc.(a)	1,732,560
28,045	LCA-Vision, Inc.	1,405,335
28,500	Matria Healthcare, Inc.(a)	1,081,860
51,982	Mentor Corp.	2,355,304
36,778	Merit Medical Systems, Inc.(a)	441,704
70,418	Sierra Health Services, Inc.(a)(b)	2,866,013
56,442	Sunrise Senior Living, Inc.(a)(b)	2,199,545
43,530	Theragenics Corp.(a)	137,555

		21,003,804

Healthcare Equipment & Supplies - 0.1%
27,225	Laserscope(a)(b)	643,871

Healthcare Providers & Services - 0.2%
37,500	Ventiv Health, Inc.(a)	1,245,750

Hospitals/Healthcare Management - 1.8%
70,072	AMERIGROUP Corp.(a)	1,474,315
40,277	AmSurg Corp.(a)	913,885
23,666	Biosite, Inc.(a)(b)	1,228,975
58,392	Centene Corp.(a)	1,703,295
30,174	DJ Orthopedics, Inc.(a)	1,199,718
36,681	Healthcare Services Group, Inc.	783,506
13,576	Kensey Nash Corp.(a)	388,274
46,757	Odyssey Healthcare, Inc.(a)	804,688
32,757	Pediatrix Medical Group, Inc.(a)	3,362,178
22,802	RehabCare Group, Inc.(a)	429,818
60,231	United Surgical Partners International, Inc.(a)	2,132,815

		14,421,467

Household Products - 0.2%
19,225	CNS, Inc.	414,107
86,100	Playtex Products, Inc.(a)	901,467

		1,315,574

Housing Related - 0.4%
103,336	Champion Enterprises, Inc.(a)	1,545,907
86,569	Fleetwood Enterprises, Inc.(a)	966,976
6,367	National Presto Industries, Inc.	313,065
9,243	Skyline Corp.	382,475

		3,208,423

Human Resources - 0.6%
31,178	Administaff, Inc.	1,694,836
16,940	CDI Corp.	487,364
28,384	Cross Country Healthcare, Inc.(a)	549,514
25,215	Heidrick & Struggles International, Inc.(a)	914,800
80,977	Spherion Corp.(a)	842,161

		4,488,675

Instrument - Controls - 0.2%
34,027	FEI Co.(a)	675,436
40,220	Woodward Governor Co.	1,337,315

		2,012,751

Insurance - 2.5%
38,966	Delphi Financial Group, Inc.	2,011,815
49,153	Hilb, Rogal & Hamilton Co.	2,026,087
28,100	Infinity Property & Casualty Corp.	1,172,894
23,501	LandAmerica Financial Group, Inc.	1,594,543
75,181	Philadelphia Consolidated Holding Corp.(a)	2,566,678
29,142	Presidential Life Corp.	740,498
42,271	ProAssurance Corp.(a)	2,198,092
29,233	RLI Corp.	1,675,051
13,568	SCPIE Holdings, Inc.(a)	332,416
38,590	Selective Insurance Group, Inc.	2,045,270
24,701	Stewart Information Services Corp.	1,162,923
23,055	United Fire & Casualty Co.	758,510
50,625	Zenith National Insurance Corp.	2,436,581

		20,721,358

Internet - 0.9%
19,600	Blue Coat Systems, Inc.(a)	426,104
46,801	Digital Insight Corp.(a)	1,703,556
37,550	InfoSpace, Inc.(a)	1,049,523
52,238	Internet Security Systems, Inc.(a)(b)	1,252,667
59,579	Napster, Inc.(a)	201,377
72,966	Secure Computing Corp.(a)	842,028
65,210	Websense, Inc.(a)(b)	1,798,492

		7,273,747

Leisure - 1.3%
48,726	Aztar Corp.(a)(b)	2,046,004
46,237	Bally Total Fitness Holding Corp.(a)(b)	433,241
36,528	JAKKS Pacific, Inc.(a)(b)	976,759
63,640	K2, Inc.(a)	798,682
30,063	Marcus Corp.	599,757
36,577	Multimedia Games, Inc.(a)(b)	544,266
45,303	Nautilus Group, Inc. (The)(b)	677,280
63,790	Pinnacle Entertainment, Inc.(a)(b)	1,796,964
47,129	Shuffle Master, Inc.(a)(b)	1,684,390
29,216	Sturm Ruger & Co., Inc.	233,144
30,871	WMS Industries, Inc.(a)	929,217

		10,719,704

Machinery - 3.6%
43,118	Albany International Corp. (Class “A” Stock)(b)	1,642,365
33,188	Applied Industrial Technologies, Inc.	1,480,185
23,810	Astec Industries, Inc.(a)	854,779
24,100	ASV, Inc.(a)(b)	776,502
10,988	Dril-Quip, Inc.(a)	778,500

29,537	EnPro Industries, Inc.(a)	1,013,119
35,328	Gardner Denver, Inc.(a)	2,303,386
71,976	IDEX Corp.	3,754,988
143,390	JLG Industries, Inc.	4,414,977
15,643	Lindsay Manufacturing Co.	423,769
41,372	Manitowoc Co., Inc.	3,771,057
49,951	Paxar Corp.(a)	977,541
23,052	Photo Dynamics, Inc.(a)	432,225
41,569	Regal-Beloit Corp.	1,757,122
15,796	Robbins & Myers, Inc.	341,194
39,811	Stewart & Stevenson Services, Inc.	1,452,305
58,907	Toro Co.	2,812,809

		28,986,823

Media - 0.1%
17,315	4Kids Entertainment, Inc.(a)	297,645
14,865	Thomas Nelson, Inc.	434,801

		732,446

Metals - Ferrous - 3.3%
42,282	Aleris International, Inc.(a)	2,032,496
29,916	Carpenter Technology Corp.(b)	2,827,660
31,020	Century Aluminum Co.(a)(b)	1,316,799
31,026	Chaparral Steel Co.(a)	2,014,208
29,938	Cleveland-Cliffs, Inc.(b)	2,608,199
79,486	Commercial Metals Co.	4,251,705
38,193	Kaydon Corp.	1,541,469
17,320	Material Sciences Corp.(a)	209,226
58,599	Maverick Tube Corp.(a)(b)	3,105,161
34,222	Quanex Corp.	2,280,212
42,826	Reliance Steel & Aluminum Co.	4,022,218
15,149	Steel Technologies, Inc.	368,121

		26,577,474

Metals - Non Ferrous - 0.4%
26,070	Brush Engineered Materials, Inc.(a)	514,883
31,303	RTI International Metals, Inc.(a)	1,716,969
34,300	Ryerson Tull, Inc.	917,868
20,338	Wolverine Tube, Inc.(a)	81,759

		3,231,479

Mineral Resources - 0.6%
29,935	AMCOL International Corp.	862,128
104,434	Massey Energy Corp.	3,766,934

		4,629,062

Miscellaneous Basic Industry - 1.5%
37,721	Apogee Enterprises, Inc.	636,730
40,357	Armor Holdings, Inc.(a)	2,352,410
70,333	Briggs & Stratton Corp.	2,487,678
6,203	Lawson Products, Inc.	253,951
18,982	Libbey, Inc.	134,393

31,356	Texas Industries, Inc.	1,896,724
37,803	Tredegar Industries, Inc.	601,446
32,213	Watsco, Inc.	2,288,734
34,580	Watts Water Technologies, Inc. (Class “A” Stock)	1,256,637

		11,908,703

Networking - 0.3%
101,721	Aeroflex, Inc.(a)	1,396,630
65,008	C-COR, Inc.(a)	568,170
44,725	NETGEAR, Inc.(a)	850,222

		2,815,022

Office Equipment & Supplies - 0.2%
31,644	Global Imaging Systems, Inc.(a)	1,201,839
17,189	Standard Register Co. (The)	266,430

		1,468,269

Oil & Gas - 3.1%
66,056	Cabot Oil & Gas Corp. (Class “A” Stock)(b)	3,166,064
15,474	Cascade Natural Gas Corp.	304,838
112,566	Cimarex Energy Co.(a)(b)	4,869,605
76,378	Frontier Oil Corp.	4,533,034
28,894	Laclede Group, Inc. (The)	994,531
41,689	Lone Star Technologies, Inc.(a)	2,309,987
25,255	Penn Virginia Corp.(b)	1,793,105
22,133	Petroleum Development Corp.(a)	1,003,953
32,021	Remington Oil & Gas Corp.(a)	1,383,948
39,002	Swift Energy Co.(a)	1,461,015
62,814	Unit Corp.(a)	3,501,881

		25,321,961

Oil & Gas Services - 4.0%
18,294	Atwood Oceanics, Inc.(a)	1,847,877
27,103	CARBO Ceramics, Inc.	1,542,432
99,528	Energen Corp.	3,483,480
105,654	Helix Energy Solutions Group, Inc.(a)(b)	4,004,286
26,779	Hydril Co.(a)	2,087,423
95,269	Input/Output, Inc.(a)(b)	925,062
19,900	Lufkin Industries, Inc.	1,103,256
37,516	New Jersey Resources Corp.	1,697,599
30,500	NS Group, Inc.(a)	1,403,915
36,317	Oceaneering International, Inc.(a)	2,080,964
28,239	SEACOR Holdings, Inc.(a)(b)	2,236,529
76,853	St. Mary Land & Exploration Co.	3,137,908
36,945	Stone Energy Corp.(a)	1,630,383
47,158	Tetra Technologies, Inc.(a)	2,218,312
39,839	W-H Energy Services, Inc.(a)	1,772,437
37,145	World Fuel Services Corp.	1,502,144

		32,674,007

Paper & Forest Products - 1.0%
66,604	Brady Corp.	2,494,987

44,872	Buckeye Technologies, Inc.(a)	406,092
39,020	Caraustar Industries, Inc.(a)	401,516
26,863	Chesapeake Corp.	372,858
20,027	Neenah Paper, Inc.	655,884
22,109	Pope & Talbot, Inc.	150,341
42,570	Rock-Tenn Co. (Class “A” Stock)	638,124
20,926	Schweitzer-Mauduit International, Inc.	502,224
22,202	Universal Forest Products, Inc.	1,409,605
69,678	Wausau-Mosinee Paper Corp.	987,337

		8,018,968

Pharmaceuticals - 0.8%
56,667	Alpharma, Inc. (Class “A” Stock)	1,519,809
20,526	Bradley Prarmaceuticals, Inc.(a)(b)	305,222
45,574	Connetics Corp.(a)	771,568
38,400	First Horizon Pharmaceutical Corp.(a)(f)	968,064
35,388	Gentiva Health Services, Inc.(a)	644,415
105,239	MGI Pharma, Inc.(a)(b)	1,841,682
15,972	Nature’s Sunshine Products, Inc.	199,650
13,525	USANA Health Sciences, Inc.(a)(b)	564,263

		6,814,673

Real Estate Investment Trusts - 3.3%
42,774	Acadia Realty Trust	1,007,328
61,435	Colonial Properties Trust	3,079,737
75,808	Commercial Net Lease Realty	1,766,326
29,925	EastGroup Properties, Inc.	1,419,642
35,866	Entertainment Properties Trust	1,505,655
31,108	Essex Property Trust, Inc.(b)	3,382,373
47,239	Glenborough Realty Trust, Inc.	1,027,448
40,452	Kilroy Realty Corp.	3,125,322
70,539	Lexington Corporate Properties Trust	1,470,738
27,500	LTC Properties, Inc.	639,650
76,743	New Century Financial Corp.(b)	3,531,713
19,273	Parkway Properties, Inc.	841,845
63,737	Shurgard Storage Centers, Inc. (Class “A” Stock)	4,246,795

		27,044,572

Restaurants - 2.4%
46,583	CEC Entertainment, Inc.(a)	1,566,120
25,561	IHOP Corp.	1,225,394
46,987	Jack in the Box, Inc.(a)(b)	2,043,935
22,548	Landry’s Restaurants, Inc.(b)	796,621
24,404	Lone Star Steakhouse & Saloon, Inc.	693,562
31,074	O’Charley’s, Inc.(a)	573,626
36,002	P.F. Chang’s China Bistro, Inc.(a)(b)	1,774,539
42,607	Panera Bread Co. (Class “A” Stock)(a)(b)	3,203,194
31,988	Papa John’s International, Inc.(a)(b)	1,049,526
45,696	RARE Hospitality International, Inc.(a)	1,591,592
19,740	Red Robin Gourmet Burgers, Inc.(a)(b)	931,728
57,258	Ryan’s Restaurant Group, Inc.(a)	830,241
78,496	Sonic Corp.(a)	2,757,564
37,878	Steak N Shake Co. (The)(a)	799,226

		19,836,868

Retail - 6.4%
17,333	Arctic Cat, Inc.	417,032
25,025	Brown Shoe Co., Inc.	1,313,312
39,260	Building Materials Holding Corp.(b)	1,399,226
22,528	Burlington Coat Factory Warehouse Corp.	1,023,898
68,380	Casey’s General Stores, Inc.	1,563,851
39,883	Cash America International, Inc.	1,197,288
42,271	Cato Corp. (The) (Class “A” Stock)	1,008,586
29,065	Children’s Place Retail Stores, Inc. (The)(a)	1,682,864
49,085	Christopher & Banks Corp.	1,139,263
29,960	Cost Plus, Inc.(a)(b)	512,316
30,937	Dress Barn, Inc.(a)(b)	1,483,429
58,461	Finish Line, Inc. (The)(Class “A” Stock)	961,683
54,139	Fred’s, Inc.	717,883
24,553	Great Atlantic & Pacific Tea Co., Inc.(a)	857,636
28,741	Group 1 Automotive, Inc.(a)	1,366,347
35,602	Guitar Center, Inc.(a)	1,698,215
43,023	Gymboree Corp. (The)(a)	1,120,319
25,904	Hancock Fabrics, Inc.	94,291
30,424	Haverty Furniture Companies, Inc.	436,584
48,544	Hibbett Sporting Goods, Inc.(a)	1,601,467
60,914	Hot Topic, Inc.(a)	883,253
65,231	Insight Enterprises, Inc.	1,435,734
27,606	J. Jill Group, Inc.(a)	660,059
31,824	Jo-Ann Stores, Inc.(a)(b)	428,351
20,275	Jos. A. Bank Clothiers, Inc.(a)(b)	972,186
35,380	K-Swiss, Inc.	1,066,353
36,114	Longs Drug Stores Corp.	1,671,356
21,737	Marinemax, Inc.(a)	728,624
71,771	Men’s Wearhouse, Inc. (The)(a)	2,579,450
73,494	Pep Boys-Manny, Moe & Jack	1,110,494
50,039	Phillips-Van Heusen Corp.	1,911,990
56,492	Polaris Industries, Inc.(b)	3,082,203
16,121	Russ Berrie & Co., Inc.	245,039
31,174	School Specialty, Inc.(a)	1,075,503
47,692	Select Comfort Corp.(a)(b)	1,886,219
35,928	Stage Stores, Inc.	1,068,858
36,225	Stein Mart, Inc.	631,040
49,834	Stride Rite Corp.	721,596
45,220	Too, Inc.(a)	1,553,307
45,403	Tractor Supply Co.(a)	3,012,035
73,718	Triarc Co., Inc. “Class B”	1,288,591
35,500	Tuesday Morning Corp.	819,695
65,086	Zale Corp.(a)	1,824,361

		52,251,787

Semiconductors - 1.8%
51,046	ATMI, Inc.(a)	1,541,589
136,524	Axcelis Technologies, Inc.(a)	800,031
101,385	Brooks Automation, Inc.(a)	1,443,722
25,700	Diodes, Inc.(a)	1,066,550
48,125	ESS Technology, Inc.(a)	159,775
48,258	Exar Corp.(a)	689,124
93,474	Kopin Corp.(a)	468,305

76,413	Kulicke & Soffa Industries, Inc.	728,980
35,488	Pericom Semiconductor Corp.(a)	349,912
56,131	Phototronics, Inc.	1,053,018
40,094	Power Integrations, Inc.(a)	993,529
32,148	Rudolph Technologies, Inc.(a)	548,123
216,672	Skyworks Solutions, Inc.(a)	1,471,203
77,926	Varian Semiconductor Equipment Associates, Inc.(a)	2,188,134
36,428	Veeco Instruments, Inc.(a)	850,594

		14,352,589

Software - 3.8%
31,498	Altiris, Inc.(a)	693,271
43,661	ANSYS, Inc.(a)	2,364,243
38,543	Captaris, Inc.(a)	178,454
14,000	Catapult Communications Corp.(a)	186,200
75,100	Epicor Software Corp.	1,008,593
18,566	EPIQ Systems, Inc.(a)	352,754
30,576	Gerber Scientific, Inc.(a)	316,156
90,453	Global Payments, Inc.	4,794,913
80,881	Hyperion Solution Corp.(a)	2,636,720
28,481	Inter-Tel, Inc.	610,633
39,088	JDA Software Group, Inc.(a)	564,431
61,750	Keane, Inc.(a)(b)	972,563
43,275	Kronos, Inc.	1,618,052
24,271	ManTech International Corp. (Class “A” Stock)(a)	806,283
28,370	Mapinfo Corp.(a)	397,747
53,096	MICROS Systems, Inc.(a)	2,446,133
29,529	MRO Software, Inc.(a)	471,283
26,800	Neoware, Inc.(a)	793,816
27,000	Open Solutions, Inc.(a)	737,370
28,987	PC-Tel, Inc.(a)	275,956
44,562	Per-Se Technologies, Inc.	1,188,023
22,500	Quality Systems, Inc.	744,750
22,984	SPSS, Inc.(a)	727,673
97,147	Take -Two Interactive Software, Inc.(a)(b)	1,812,763
86,660	THQ, Inc.(a)(b)	2,243,627
47,174	WebEx Communications, Inc.(a)	1,588,349

		30,530,756

Telecommunications - 1.1%
15,835	Applied Signal Technology, Inc.	314,008
29,691	Commonwealth Telephone Enterprises, Inc.	1,022,855
27,531	Comtech Telecommunications Corp.	803,079
28,018	Digi International, Inc.(a)	326,970
43,850	Ditech Communications Corp.	458,233
63,790	General Communication, Inc. (Class “A” Stock)(a)	771,221
99,962	Harmonic Inc.(a)	636,758
24,560	Intrado, Inc.(a)	638,069
33,586	j2 Global Communications, Inc.(a)(b)	1,578,542
33,612	Network Equipment Technologies, Inc.(a)	133,440
39,745	Novatel Wireless, Inc.(a)(b)	355,718
62,458	Symmetricom, Inc.(a)	534,016
17,821	Tollgrade Communications, Inc.(a)	265,176
30,871	ViaSat, Inc.	884,454

		8,722,539

Textiles - 0.5%
12,547	Angelica Corp.	257,464
19,512	Ashworth, Inc.(a)	193,754
28,708	G&K Services, Inc. (Class “A” Stock)	1,221,239
34,862	Kellwood Co.	1,094,318
19,828	Oxford Industries, Inc.	1,013,806

		3,780,581

Timber - 0.1%
16,822	Deltic Timber Corp.	1,019,413

Transportation - 0.9%
31,744	Bristow Group, Inc.	980,890
44,271	EGL, Inc.(a)(b)	1,992,195
27,437	HUB Group, Inc.(a)	1,250,578
99,741	Kansas City Southern Industries, Inc.(a)	2,463,603
23,947	Pegasus Solutions, Inc.(a)	225,341

		6,912,607

Trucking/Shipping - 2.4%
34,460	Arkansas Best Corp.	1,348,075
42,662	Forward Air Corp.(b)	1,590,866
61,173	Heartland Express, Inc.	1,332,960
35,826	Kirby Corp.(a)	2,440,109
78,095	Knight Transportation, Inc.	1,542,376
80,163	Landstar System, Inc.	3,536,792
36,131	Monaco Coach Corp.	484,155
38,475	Old Dominion Freight Line, Inc.(a)	1,036,901
100,012	Oskosh Truck Corp. (Class “B” Stock)	6,224,747

		19,536,981

Utilities - Electric - 2.2%
109,920	Atmos Energy Corp.	2,894,193
65,957	Avista Corp.	1,362,012
16,685	Central Vermont Public Service Corp.	353,889
18,409	CH Energy Group, Inc.	883,632
67,832	Cleco Corp.	1,514,689
65,219	EL Paso Electric Co.(a)	1,241,770
7,036	Green Mountain Power Corp.	203,270
37,434	Northwest Natural Gas Co.	1,328,533
103,647	Piedmont Natural Gas Co., Inc.(b)	2,486,492
132,884	Southern Union Co.	3,299,509
53,760	Southwest Gas Corp.	1,502,592
17,561	UIL Holdings Corp.	919,318

		17,989,899

Utility - Water - 0.1%
22,835	American States Water Co.	853,116

TOTAL LONG-TERM INVESTMENTS (cost $514,543,919)		797,902,483

SHORT-TERM INVESTMENTS - 18.5%

Shares
	Affiliated Money Market Mutual Fund
150,042,978	Dryden Core Investment Fund - Taxable Money Market Series (Cost $150,042,978; includes $142,432,853 of cash collateral received for securities on loan)(c)(d)	150,042,978

Principal Amount (000)
	U.S. Government & Agency Obligations
$450	United States Treasury Bill(e)(f) 3.78%, 06/15/06	445,922

TOTAL SHORT-TERM INVESTMENTS (cost $150,488,773)		150,488,900

TOTAL INVESTMENTS - 116.7% (cost $665,032,692)(g)		948,391,383
LIABILITIES IN EXCESS OF OTHER ASSETS(h) - (16.7%)		(135,724,392)

NET ASSETS - 100.0%		$812,666,991

The following abbreviation is used in the portfolio descriptions:

ADR – American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $137,958,406; cash collateral of $142,432,853 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	Security segregated as collateral for futures contracts.
(f)	Rate quoted represents yield-to-maturity as of purchase date.
(g)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of March 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$669,616,275	$318,491,652	$39,716,544	$278,775,108

The difference between book basis and tax basis was attributable to deferred Losses on wash sales.

(h)	Liabilities in excess of other assets include net unrealized appreciation on financial futures as follows:

Open future contracts outstanding at March 31, 2006:

Number of Contracts	Type	Expiration Date	Value at March 31, 2006	Value at Trade Date	Unrealized Appreciation
Long Positions:
9	S&P MidCap 400 Index	June-06	$3,592,800	$3,534,525	$58,275
25	Russell 2000	June-06	9,647,500	9,395,200	252,300

					$310,575

Stock Index Portfolio

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS
Advertising — 0.1%
49,000	Omnicom Group, Inc.	$4,079,250

Aerospace — 2.1%
217,436	Boeing Co.	16,944,787
107,900	General Dynamics Corp.	6,903,442
31,700	L-3 Communications Holdings, Inc.(b)	2,719,543
105,798	Lockheed Martin Corp.	7,948,604
107,526	Northrop Grumman Corp.	7,342,951
128,318	Raytheon Co.	5,882,097
49,100	Rockwell Collins, Inc.	2,766,785
286,100	United Technologies Corp.	16,585,217

		67,093,426

Airlines — 0.1%
190,037	Southwest Airlines Co.	3,418,766

Apparel — 0.2%
34,300	Jones Apparel Group, Inc.	1,213,191
46,000	NIKE, Inc. (Class “B” Stock)	3,914,600

		5,127,791

Autos - Cars & Trucks — 0.7%
12,400	Cummins, Inc.(b)	1,303,240
502,045	Ford Motor Co.(b)	3,996,278
136,800	General Motors Corp.(b)	2,909,736
46,225	Genuine Parts Co.	2,026,042
81,500	Harley-Davidson, Inc.	4,228,220
48,100	Johnson Controls, Inc.	3,652,233
16,900	Navistar International Corp.(a)	466,102
51,435	PACCAR, Inc.	3,625,139

		22,206,990

Banks and Savings & Loans — 6.6%
96,500	AmSouth Bancorporation	2,610,325
212,000	Bank of New York Co., Inc.	7,640,480
1,275,507	BankAmerica Corp.	58,086,589
80,000	Capital One Financial Corp.(b)	6,441,600
49,750	Comerica, Inc.	2,884,008
33,800	Compass Bancshares, Inc.	1,710,618
148,549	Fifth Third Bancorp	5,846,889
35,900	First Horizon National Corp.(b)	1,495,235
70,000	Golden West Financial Corp.(b)	4,753,000
60,875	Huntington Bancshares, Inc.(b)	1,468,914

114,300	KeyCorp	4,206,240
21,900	M&T Bank Corp.(b)	2,499,666
116,100	Mellon Financial Corp.	4,133,160
154,400	National City Corp.(b)	5,388,560
138,150	North Fork Bancorporation, Inc.	3,982,865
48,800	Northern Trust Corp.	2,562,000
80,600	PNC Financial Services Group	5,425,186
125,937	Regions Financial Corp.	4,429,204
100,100	Sovereign Bancorp, Inc.	2,193,191
89,100	State Street Corp.	5,384,313
99,900	SunTrust Banks, Inc.	7,268,724
85,100	Synovus Financial Corp.	2,305,359
503,281	U.S. Bancorp	15,350,071
426,585	Wachovia Corp.	23,910,089
460,060	Wells Fargo & Co.	29,384,032
27,700	Zions Bancorporation	2,291,621

		213,651,939

Chemicals — 1.1%
60,300	Air Products & Chemicals, Inc.	4,051,557
1	Chemtura Corp.	2
270,461	Dow Chemical Co.	10,980,717
249,691	Du Pont (E.I.) de Nemours & Co.	10,539,457
22,400	Eastman Chemical Co.	1,146,432
21,775	Engelhard Corp.	862,508
27,900	Hercules, Inc.(a)	385,020
79,000	Praxair, Inc.	4,356,850
43,400	Rohm & Haas Co.	2,120,958
19,200	Sigma-Aldrich Corp.	1,263,168
6,672	Tronox, Inc. (Class “B” Stock)	113,358

		35,820,027

Commercial Services — 0.8%
277,818	Cendant Corp.	4,820,142
35,800	Cintas Corp.	1,525,796
43,900	Convergys Corp.(a)	799,419
307,600	eBay, Inc.(a)	12,014,856
37,500	Equifax, Inc.	1,396,500
54,900	Fiserv, Inc.(a)	2,335,995
32,900	Monster Worldwide, Inc.(a)(b)	1,640,394

		24,533,102

Computers — 3.4%
224,400	Apple Computer, Inc.(a)	14,074,368
157,500	Automatic Data Processing, Inc.	7,194,600
46,800	Citrix Systems, Inc.(a)(b)	1,773,720
40,600	Comverse Technology, Inc.(a)(b)	955,318
642,000	Dell, Inc.(a)	19,105,920
808,516	Hewlett-Packard Co.	26,600,176
438,000	International Business Machines Corp.	36,121,860
842,600	Sun Microsystems, Inc.(a)	4,322,538

		110,148,500

Computer Services — 5.8%
156,700	Adobe Systems, Inc.	5,471,964
22,500	Affiliated Computer Services, Inc. (Class “A” Stock)(a)	1,342,350
52,700	Autodesk, Inc.	2,030,004
110,908	Avaya, Inc.(a)(b)	1,253,260
63,300	BMC Software, Inc.(a)	1,371,078
129,873	CA Inc.	3,533,844
1,682,500	Cisco Systems, Inc.(a)	36,459,775
108,600	Compuware Corp.(a)	850,338
49,800	Computer Sciences Corp.(a)	2,766,390
680,974	EMC Corp.(a)	9,281,676
198,704	First Data Corp.	9,303,321
22,000	Gateway, Inc.(a)	48,180
51,100	Intuit, Inc.(a)	2,718,009
37,414	Lexmark International, Inc.(a)(b)	1,697,847
153,100	Micron Technology, Inc.(a)(b)	2,253,632
2,449,400	Microsoft Corp.	66,648,173
51,800	NCR Corp.(a)	2,164,722
102,800	Network Appliance, Inc.(a)	3,703,884
89,100	Novell, Inc.(a)	684,288
44,700	NVIDIA Corp.(a)	2,559,522
1,034,720	Oracle Corp.(a)(b)	14,165,317
32,720	Parametric Technology Corp.(a)	534,318
288,811	Symantec Corp.(a)	4,860,689
67,400	Symbol Technologies, Inc.	713,092
67,000	Unisys Corp.(a)	461,630
333,600	Yahoo!, Inc.(a)(b)	10,761,936

		187,639,239

Construction — 0.4%
36,600	Centex Corp.	2,268,834
70,200	D.R. Horton, Inc.	2,332,044
23,500	Fluor Corp.	2,016,300
21,932	KB Home	1,425,141
62,200	Pulte Corp.	2,389,724
28,200	Vulcan Materials Co.	2,443,530

		12,875,573

Containers — 0.1%
33,000	Ball Corp.	1,446,390
25,900	Bemis Co., Inc.	817,922
43,900	Pactiv Corp.(a)	1,077,306

		3,341,618

Cosmetics & Soaps — 2.1%
21,100	Alberto-Culver Co. (Class “B” Stock)	933,253
109,400	Avon Products, Inc.(b)	3,409,998
37,900	Clorox Co.(b)	2,268,315
142,100	Colgate-Palmolive Co.	8,113,910
21,400	Estee Lauder Cos., Inc. (The) (Class “A” Stock)	795,866
18,700	International Flavors & Fragrances, Inc.(b)	641,784
900,781	Procter & Gamble Co.	51,902,944

		68,066,070

Diversified Consumer Products — 1.3%
570,000	Altria Group, Inc.	40,390,200
65,000	Eastman Kodak Co.(b)	1,848,600

		42,238,800

Diversified Manufacturing Operations — 3.2%
50,900	American Standard Cos., Inc.	2,181,574
25,000	Cooper Industries Ltd. (Class “A” Stock)	2,172,500
2,854,800	General Electric Co.	99,289,943

		103,644,017

Diversified Office Equipment — 0.1%
27,600	Avery Dennison Corp.	1,614,048
65,500	Pitney Bowes, Inc.	2,811,915

		4,425,963

Diversified Operations — 0.3%
411,700	Corning, Inc.(a)	11,078,847

Drugs & Medical Supplies — 8.8%
425,100	Abbott Laboratories	18,053,997
37,700	Allergan, Inc.(b)	4,090,450
58,400	AmerisourceBergen Corp.	2,818,968
29,800	Bard (C.R.), Inc.	2,020,738
19,100	Barr Laboratories Inc.	1,202,918
16,100	Bausch & Lomb, Inc.	1,025,570
180,500	Baxter International, Inc.	7,005,205
71,000	Becton Dickinson & Co.	4,372,180
95,425	Biogen Idec, Inc.(a)	4,494,518
68,525	Biomet, Inc.(b)	2,434,008
163,400	Boston Scientific Corp.(a)(b)	3,766,370
532,260	Bristol-Myers Squibb Co.	13,098,919
116,375	Cardinal Health, Inc.	8,672,265
63,900	Genzyme Corp.(a)	4,295,358
85,600	Guidant Corp.	6,681,936
42,820	Hospira, Inc.(a)	1,689,677
813,571	Johnson & Johnson Co.	48,179,675
71,033	King Pharmaceuticals, Inc.(a)	1,225,319
33,800	Laboratory Corp. of America Holdings(a)(b)	1,976,624
318,600	Lilly (Eli) & Co.	17,618,580
331,000	Medtronic, Inc.	16,798,250
600,100	Merck & Co., Inc.	21,141,523
45,900	Mylan Laboratories, Inc.	1,074,060
2,008,408	Pfizer, Inc.	50,049,527
44,300	Quest Diagnostics, Inc.	2,272,590
390,500	Schering-Plough Corp.	7,415,595
99,600	St. Jude Medical, Inc.(a)	4,083,600

78,500	Stryker Corp.	3,480,690
31,400	Watson Pharmaceuticals, Inc.(a)	902,436
368,700	Wyeth	17,889,324
62,286	Zimmer Holdings, Inc.(a)	4,210,534

		284,041,404

Education — 0.1%
38,300	Apollo Group, Inc. (Class “A” Stock)(a)(b)	2,011,133

Electrical Services — 0.4%
34,500	American Power Conversion(b)	797,295
51,800	Rockwell Automation, Inc.	3,724,938
135,012	TXU Corp.	6,043,137
109,495	Xcel Energy, Inc.	1,987,334

		12,552,704

Electronics — 3.9%
119,200	Advanced Micro Devices, Inc.(a)	3,952,672
106,700	Altera Corp.(a)(b)	2,202,288
98,900	Analog Devices, Inc.	3,786,881
441,100	Applied Materials, Inc.	7,723,661
88,000	Applied Micro Circuits Corp.(a)	358,160
109,350	Broadcom Corp.(a)	4,719,546
80,000	Electronic Arts, Inc.(a)	4,377,600
123,300	Electronic Data Systems Corp.	3,308,139
116,800	Emerson Electric Co.	9,767,984
31,200	Fisher Scientific International, Inc.(a)	2,123,160
107,446	Freescale Semiconductor, Inc. (Class “B” Stock)(a)	2,983,775
1,605,900	Intel Corp.	31,074,165
54,600	Jabil Circuit, Inc.(a)	2,340,156
289,100	JDS Uniphase Corp.(a)	1,205,547
45,600	KLA-Tencor Corp.	2,205,216
88,100	Linear Technology Corp.(b)	3,090,548
110,800	LSI Logic Corp.(a)(b)	1,280,848
86,000	Maxim Integrated Products, Inc.	3,194,900
40,500	Molex, Inc.	1,344,600
101,600	National Semiconductor Corp.	2,828,544
40,000	Novellus Systems, Inc.(a)	960,000
31,000	Perkin Elmer, Inc.	727,570
26,000	Pinnacle West Capital Corp.	1,016,600
34,800	PMC-Sierra, Inc.(a)	427,692
103,800	PPL Corp.	3,051,720
51,800	QLogic Corp.(a)	1,002,330
39,760	RadioShack Corp.	764,585
150,600	Sanmina - SCI Corp.(a)	617,460
282,000	Solectron Corp.(a)(b)	1,128,000
18,300	Tektronix, Inc.	653,493
36,800	Teradyne, Inc.(a)(b)	570,768
454,000	Texas Instruments, Inc.	14,741,380
34,100	Waters Corp.(a)	1,471,415
270,892	Xerox Corp.(a)	4,117,558
89,200	Xilinx, Inc.(b)	2,271,032

		127,389,993

Financial Services — 8.8%
30,000	Ambac Financial Group, Inc.	2,388,000
336,800	American Express Co.	17,698,840
69,600	Ameriprise Financial, Inc.	3,136,176
32,110	Bear Stearns Cos., Inc.	4,453,657
57,800	CIT Group, Inc.	3,093,456
1,380,876	Citigroup, Inc.	65,218,772
166,198	Countrywide Financial Corp.	6,099,467
106,800	E*TRADE Financial Corp.(a)	2,881,464
264,100	Fannie Mae	13,574,740
25,200	Federated Investors, Inc. (Class “B” Stock)	984,060
44,300	Franklin Resources, Inc.	4,174,832
191,500	Freddie Mac	11,681,500
127,200	Goldman Sachs Group, Inc.	19,965,312
92,600	H&R Block, Inc.(b)	2,004,790
959,985	J.P. Morgan Chase & Co.	39,973,775
62,600	Janus Capital Group, Inc.(b)	1,450,442
77,800	Lehman Brothers Holdings, Inc.	11,244,434
58,700	Marshall & Ilsley Corp.(b)	2,558,146
258,600	Merrill Lynch & Co., Inc.	20,367,336
74,220	Moody’s Corp.(b)	5,303,761
306,010	Morgan Stanley	19,223,548
89,350	Paychex, Inc.(b)	3,722,321
279,700	Schwab (Charles) Corp.	4,813,637
114,500	SLM Corp.	5,947,130
36,000	T. Rowe Price Group, Inc.	2,815,560
271,325	Washington Mutual, Inc.(b)	11,563,914

		286,339,070

Food & Beverage — 3.5%
219,400	Anheuser-Busch Cos., Inc.	9,383,738
172,138	Archer-Daniels-Midland Co.	5,792,444
16,200	Brown-Forman Corp. (Class “B” Stock)	1,246,914
48,800	Campbell Soup Co.	1,581,120
578,200	Coca-Cola Co.	24,209,234
84,700	Coca-Cola Enterprises, Inc.	1,722,798
145,300	ConAgra Foods, Inc.(b)	3,118,138
43,200	Constellation Brands, Inc. (Class “A” Stock)(a)(b)	1,082,160
98,700	General Mills, Inc.	5,002,116
94,150	Heinz (H.J.) & Co.	3,570,168
49,900	Hershey Foods Corp.(b)	2,606,277
70,400	Kellogg Co.(b)	3,100,416
31,300	McCormick & Co., Inc.	1,059,818
16,000	Molson Coors Brewing Co. (Class “B” Stock)(b)	1,097,920
69,198	Monsanto Co.	5,864,531
33,600	Pepsi Bottling Group, Inc.	1,021,104
458,140	PepsiCo, Inc.	26,475,911
209,900	Sara Lee Corp.	3,753,012
165,500	Sysco Corp.	5,304,275
51,800	Tyson Foods, Inc. (Class “A” Stock)	711,732
31,300	Whole Foods Market, Inc.(b)	2,079,572
49,900	Wrigley (William) Jr. Co.(b)	3,193,600

		112,976,998

Forest Products — 0.4%
123,267	International Paper Co.	4,261,340
31,000	Louisiana-Pacific Corp.(b)	843,200
48,289	MeadWestvaco Corp.	1,318,773
52,200	Plum Creek Timber Co., Inc.	1,927,746
26,600	Temple-Inland, Inc.	1,185,030
64,700	Weyerhaeuser Co.	4,686,221

		14,222,310

Gas Pipelines — 0.3%
48,539	Cinergy Corp.	2,204,156
11,400	Peoples Energy Corp.	406,296
70,054	Sempra Energy	3,254,709
150,000	Williams Cos., Inc.	3,208,500

		9,073,661

Hospitals/Healthcare Management — 3.7%
153,948	Aetna, Inc.	7,565,005
111,682	Agilent Technologies, Inc.(a)	4,193,659
318,864	Amgen, Inc.(a)(b)	23,197,356
56,800	Applera Corp. - Applied Biosystems Group(b)	1,541,552
114,400	Caremark Rx, Inc.(a)	5,626,192
20,300	Chiron Corp. (a)	929,943
39,750	Coventry Health Care, Inc.(a)	2,145,705
37,100	Express Scripts, Inc.(a)	3,261,090
89,700	Forest Laboratories, Inc.(a)	4,003,311
124,400	Gilead Sciences, Inc.(a)	7,740,168
121,298	HCA, Inc.	5,554,235
66,300	Health Management Associates, Inc. (Class “A” Stock)(b)	1,430,091
46,100	Humana, Inc.(a)	2,427,165
51,320	IMS Health, Inc.	1,322,516
22,950	Manor Care, Inc.(b)	1,017,833
74,107	McKesson Corp.	3,863,198
75,396	Medco Health Solutions, Inc.(a)	4,314,159
51,200	MedImmune, Inc.(a)	1,872,896
14,200	Millipore Corp. (a)	1,037,452
23,900	Patterson Cos., Inc.(a)(b)	841,280
119,100	Tenet Healthcare Corp.(a)	878,958
360,500	UnitedHealth Group, Inc.	20,137,530
177,100	WellPoint, Inc.(a)	13,712,853

		118,614,147

Household Products & Personal Care — 0.4%
1	Acco Brands Corp.(a)	16
15,200	Harman International Industries, Inc.	1,689,176
132,288	Kimberly-Clark Corp.	7,646,246
54,900	Leggett & Platt, Inc.	1,337,913
33,800	Lennar Corp. (Class “A” Stock)(b)	2,040,844

		12,714,195

Housing Related — 0.3%
124,400	Masco Corp.(b)	4,041,756
21,800	Maytag Corp.	464,994
58,249	Newell Rubbermaid, Inc.(b)	1,467,292
17,200	Stanley Works	871,352
19,300	Whirlpool Corp.(b)	1,765,371

		8,610,765

Human Resources — 0.1%
45,800	Robert Half International, Inc.	1,768,338

Insurance — 4.4%
87,200	ACE, Ltd.	4,535,272
125,400	AFLAC, Inc.	5,659,302
184,588	Allstate Corp.	9,618,881
706,887	American International Group, Inc.	46,718,162
78,125	Aon Corp.	3,242,969
55,700	Chubb Corp.	5,316,008
37,000	CIGNA Corp.	4,832,940
45,628	Cincinnati Financial Corp.	1,919,570
93,500	Genworth Financial, Inc. (Class “A” Stock)	3,125,705
89,100	Hartford Financial Services Group, Inc.	7,177,005
29,018	Jefferson-Pilot Corp.	1,623,267
47,700	Lincoln National Corp.	2,603,943
36,100	Loews Corp.	3,653,320
136,800	Marsh & McLennan Cos., Inc.(b)	4,016,448
36,850	MBIA, Inc.(b)	2,215,791
208,200	MetLife, Inc.	10,070,634
28,800	MGIC Investment Corp.	1,918,944
77,900	Principal Financial Group, Inc.	3,801,520
54,300	Progressive Corp.	5,661,318
37,500	SAFECO Corp.	1,882,875
196,598	St. Paul Cos., Inc.	8,215,830
30,000	Torchmark Corp.	1,713,000
80,456	UnumProvident Corp.(b)	1,647,739
45,300	XL Capital Ltd., (Bermuda) (Class “A” Stock)(b)	2,904,183

		144,074,626

Internet & Catalog Retail — 0.1%
72,000	Amazon.com, Inc.(a)(b)	2,628,720

Internet Software & Services — 0.3%
25,000	Google, Inc. (Class “A” Stock)(a)	9,750,000
46,900	Verisign, Inc.(b)	1,125,131

		10,875,131

Leisure — 1.1%
26,400	Brunswick Corp.(b)	1,025,904
112,500	Carnival Corp. (b)	5,329,125
528,201	Disney (Walt) Co.	14,731,526
44,650	Harrah’s Entertainment, Inc.	3,480,914
80,700	Hilton Hotels Corp.	2,054,622
46,100	Marriott International, Inc. (Classs “A” Stock)	3,162,460

39,619	Sabre Group Holdings, Inc. (Class “A” Stock)	932,235
53,300	Starwood Hotels & Resorts Worldwide, Inc.	3,610,009

		34,326,795

Machinery — 1.0%
182,800	Caterpillar, Inc.	13,126,868
67,000	Deere & Co.	5,296,350
55,100	Dover Corp.	2,675,656
41,600	Eaton Corp.	3,035,552
99,900	Ingersoll-Rand Co. (Class “A” Stock)	4,174,821
32,325	Parker-Hannifin Corp.	2,605,718
12,300	Snap-on, Inc.	468,876
46,400	Thermo Electron Corp.(a)	1,720,976

		33,104,817

Media — 2.6%
227,568	CBS Corp. (Class “B” Stock)	5,457,081
144,800	Clear Channel Communications, Inc.	4,200,648
588,430	Comcast Corp. (Class “A” Stock)(a)(b)	15,393,329
17,400	Dow Jones & Co., Inc.	683,820
13,500	E.W. Scripps Co. (The) (Class “A” Stock)	603,585
66,400	Gannett Co., Inc.(b)	3,978,688
75,200	Interpublic Group of Cos., Inc.(a)(b)	718,912
17,300	Knight-Ridder, Inc.	1,093,533
90,200	McGraw-Hill, Inc.	5,197,324
11,000	Meredith Corp.	613,690
41,900	New York Times Co. (Class “A” Stock)(b)	1,060,489
641,700	News Corp. (Class “A” Stock)	10,658,637
63,600	R. R. Donnelley & Sons Co.	2,080,992
1,223,320	Time Warner, Inc.	20,539,543
72,300	Tribune Co.	1,983,189
60,400	Univision Communications, Inc. (Class “A” Stock)(a)	2,081,988
203,268	Viacom, Inc. (Class “B” Stock)	7,886,798

		84,232,246

Metals - Ferrous — 0.2%
16,140	Allegheny Technologies, Inc.	987,445
43,600	Nucor Corp.	4,568,844
27,740	United States Steel Corp.	1,683,263

		7,239,552

Metals - Non Ferrous — 0.2%
236,976	Alcoa, Inc.	7,241,987

Mineral Resources — 0.4%
101,034	Burlington Resources, Inc.	9,286,035
55,656	Phelps Dodge Corp.	4,481,978

		13,768,013

Miscellaneous - Basic Industry — 2.0%
159,700	AES Corp.(a)	2,724,482
158,500	BB&T Corp.	6,213,200
66,800	Danaher Corp.	4,245,140
48,800	Ecolab, Inc.	1,864,160
35,000	Fortune Brands, Inc.	2,822,050
229,950	Honeywell International, Inc.	9,834,962
63,200	Illinois Tool Works, Inc.	6,086,792
79,000	International Game Technology(b)	2,782,380
50,000	ITT Industries, Inc.	2,811,000
23,600	Pall Corp.	736,084
46,100	PPG Industries, Inc.	2,920,435
20,910	Sealed Air Corp.(a)	1,210,062
32,100	Textron, Inc.	2,997,819
563,043	Tyco International, Ltd.	15,134,596
20,300	W.W. Grainger, Inc.	1,529,605

		63,912,767

Miscellaneous Consumer Growth/Staples — 0.5%
205,300	3M Co.	15,539,157
21,000	Black & Decker Corp.	1,824,690

		17,363,847

Oil & Gas — 5.3%
22,000	Amerada Hess Corp.(b)	3,132,800
63,363	Anadarko Petroleum Corp.	6,400,297
18,600	Ashland, Inc.	1,322,088
609,892	ChevronTexaco Corp.	35,355,439
176,311	El Paso Corp.	2,124,548
65,400	EOG Resources, Inc.	4,708,800
1,679,470	Exxon Mobil Corp.	102,212,543
33,089	Kerr-McGee Corp.	3,159,338
103,697	Marathon Oil Corp.	7,898,600
43,100	Murphy Oil Corp.(b)	2,147,242
12,200	NICOR, Inc.	482,632
37,000	Sunoco, Inc.	2,870,090

		171,814,417

Oil & Gas Exploration/Production — 1.5%
92,700	Chesapeake Energy Corp.	2,911,707
385,194	ConocoPhillips(b)	24,325,001
122,000	Devon Energy Corp.	7,462,740
115,400	Occidental Petroleum Corp.	10,691,810
100,000	XTO Energy, Inc.	4,357,000

		49,748,258

Oil & Gas Services — 2.6%
89,250	Apache Corp.	5,846,768
87,400	B.J. Services Co.	3,024,040
95,430	Baker Hughes, Inc.(b)	6,527,412
140,400	Halliburton Co.	10,252,008
26,000	Kinder Morgan, Inc.(b)	2,391,740
43,400	Nabors Industries, Ltd. (Barbados)(a)	3,106,572

43,200	National-Oilwell Varco, Inc.(a)	2,769,984
32,800	Noble Corp.	2,660,080
87,500	PG&E Corp.	3,403,750
28,700	Rowan Cos., Inc.(b)	1,261,652
162,600	Schlumberger Ltd.	20,580,282
92,133	Transocean, Inc.(a)	7,398,280
169,600	Valero Energy Corp.	10,138,688
85,500	Weatherford International, Ltd.(a)	3,911,625

		83,272,881

Precious Metals — 0.3%
49,100	Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)	2,934,707
119,503	Newmont Mining Corp.	6,201,011

		9,135,718

Railroads — 0.8%
101,926	Burlington Northern Santa Fe Corp.	8,493,494
58,912	CSX Corp.	3,522,938
112,500	Norfolk Southern Corp.	6,082,875
71,700	Union Pacific Corp.	6,693,195

		24,792,502

Real Estate Investment Trust — 0.7%
17,700	Apartment Investment & Management Co. (Class “A” Stock)	830,130
50,900	Archstone-Smith Trust(b)	2,482,393
103,500	Equity Office Properties Trust	3,475,530
70,000	Equity Residential Properties Trust	3,275,300
58,100	ProLogis	3,108,350
18,000	Public Storage, Inc.	1,462,140
50,700	Simon Property Group, Inc.	4,265,898
27,800	Vornado Realty Trust(b)	2,668,800

		21,568,541

Restaurants — 0.6%
38,650	Darden Restaurants, Inc.	1,585,810
354,400	McDonald’s Corp.	12,177,184
23,700	Wendy’s International, Inc.	1,470,822
81,000	Yum! Brands, Inc.(b)	3,957,660

		19,191,476

Retail — 5.8%
100,044	Albertson’s, Inc.	2,568,129
54,600	AutoNation, Inc.(a)	1,176,630
15,600	AutoZone, Inc.(a)	1,555,164
63,600	Bed Bath & Beyond, Inc.(a)(b)	2,442,240
104,225	Best Buy Co., Inc.	5,829,304
26,200	Big Lots, Inc.(a)	365,752
44,700	Circuit City Stores, Inc.	1,094,256
106,400	Coach, Inc.(a)	3,679,312
128,232	Costco Wholesale Corp.	6,945,045

206,600	CVS Corp.	6,171,142
20,750	Dillard’s, Inc. (Class “A” Stock)	540,330
90,203	Dollar General Corp.	1,593,887
45,600	Family Dollar Stores, Inc.	1,212,960
68,260	Federated Department Stores, Inc.	4,982,980
163,187	Gap, Inc.	3,048,333
588,319	Home Depot, Inc.	24,885,894
74,800	J.C. Penney Co., Inc.(b)	4,518,668
84,700	Kohl’s Corp.(a)(b)	4,489,947
197,800	Kroger Co.(a)	4,027,208
95,496	Limited Brands	2,335,832
26,400	Liz Claiborne, Inc.	1,081,872
216,900	Lowe’s Cos., Inc.	13,977,036
60,800	Nordstrom, Inc.	2,382,144
82,000	Office Depot, Inc.(a)	3,053,680
21,886	OfficeMax, Inc.	660,301
125,300	Safeway, Inc.	3,147,536
25,712	Sears Holding Corp.(a)(b)	3,400,155
31,400	Sherwin-Williams Co.	1,552,416
180,000	Staples, Inc.	4,593,600
216,100	Starbucks Corp.(a)	8,134,004
39,000	Supervalu, Inc.	1,201,980
233,468	Target Corp.	12,142,671
30,300	Tiffany & Co.(b)	1,137,462
126,400	TJX Cos., Inc.(b)	3,137,248
267,900	Walgreen Co.	11,554,527
683,900	Wal-Mart Stores, Inc.	32,307,436

		186,927,081

Rubber — 0.1%
31,800	B.F. Goodrich Corp.	1,386,798
5,000	Cooper Tire & Rubber Co.	71,700
49,200	Goodyear Tire & Rubber Co.(a)(b)	712,416

		2,170,914

Telecommunications — 4.7%
27,200	ADC Telecommunications, Inc.(a)	696,048
99,200	Alltel Corp.	6,423,200
28,112	Andrew Corp.(a)	345,215
1,070,909	AT&T Corp.(b)	28,957,379
487,800	BellSouth Corp.	16,902,270
34,700	CenturyTel, Inc.	1,357,464
151,600	CIENA Corp.(a)(b)	789,836
90,300	Citizens Communications Co.	1,198,281
1,225,805	Lucent Technologies, Inc.(a)(b)	3,738,705
699,595	Motorola, Inc.	16,027,721
459,600	QUALCOMM, Inc.	23,260,356
434,547	Qwest Communications International, Inc.(a)(b)	2,954,920
793,522	Sptint Nextel Corp.	20,504,608
116,000	Tellabs, Inc.(a)	1,844,400
795,838	Verizon Communications, Inc.	27,106,242

		152,106,645

Textiles — 0.4%
24,536	VF Corp.	1,396,098

Tobacco — 0.1%
24,300	Reynolds American, Inc.	2,563,650
42,200	UST, Inc.	1,755,520

		4,319,170

Toy Manufacturer — 0.1%
42,650	Hasbro, Inc.	899,915
107,481	Mattel, Inc.	1,948,631

		2,848,546

Trucking & Shipping — 1.1%
83,340	FedEx Corp.	9,412,420
17,600	Ryder System, Inc.	788,128
309,600	United Parcel Service, Inc. (Class “B” Stock)	24,576,048

		34,776,596

Utilities-Electric — 1.8%
36,200	Allegheny Energy, Inc.(a)	1,225,370
55,300	Ameren Corp.	2,755,046
109,940	American Electric Power Co., Inc.	3,740,159
90,610	CenterPoint Energy, Inc.(b)	1,080,977
53,000	CMS Energy Corp.(a)	686,350
67,600	Consolidated Edison, Inc.(b)	2,940,600
51,050	Constellation Energy Group(b)	2,792,946
92,642	Dominion Resources, Inc.(b)	6,395,077
48,600	DTE Energy Co.	1,948,374
257,562	Duke Energy Corp.	7,507,932
91,700	Edison International	3,776,206
58,300	Entergy Corp.	4,019,202
91,236	FirstEnergy Corp.	4,461,440
107,000	FPL Group, Inc.	4,294,980
62,300	Public Service Enterprise Group, Inc.	3,989,692
207,100	Southern Co.(b)	6,786,667
52,900	TECO Energy, Inc.	852,748

		59,253,766

Utilities-Electric & Gas — 0.5%
113,300	Dynegy, Inc. (Class “A” Stock)(a)	543,840
175,550	Exelon Corp.	9,286,595
47,800	KeySpan Corp.	1,953,586
73,000	NiSource, Inc.	1,476,060
70,314	Progress Energy, Inc.	3,092,410

		16,352,491

Waste Management — 0.2%
71,800	Allied Waste Industries, Inc.(a)(b)	878,832
150,930	Waste Management, Inc.	5,327,829

		6,206,661

	TOTAL LONG-TERM INVESTMENTS (cost $2,096,511,400)	3,174,354,898

SHORT-TERM INVESTMENTS — 9.5%
Mutual Fund — 9.4%
303,301,521	Dryden Core Investment Fund-Taxable Money Market Series (cost $303,301,521; includes $261,898,733 of cash collateral received for securities on loan)(c)(f)	303,301,521

Principal (000)
U.S. Government Obligation — 0.1%
	United States Treasury Bills(d)(e)
$5,200	4.54%, 06/15/06	5,152,877

	TOTAL SHORT-TERM INVESTMENTS (cost $308,452,933)	308,454,398

	TOTAL INVESTMENTS — 107.6% (cost $2,404,964,333)(g)	3,482,809,296
	LIABILITIES IN EXCESS OF OTHER ASSETS(h) — (7.6%)	(246,369,094)

	Net Assets — 100.0%	$3,236,440,202

(a)	Non income-producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $248,597,870; cash collateral of $261,898,733 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchase with cash collateral received for securities on loan.
(d)	Security segregated as collateral for futures contracts.
(e)	Rate quoted represents yield-to-maturity at purchase date.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,407,040,274	$1,297,619,514	$221,850,492	$1,075,769,022

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

(h)	Liabilities in excess of other assets include net unrealized appreciation on financial futures as follows:

Open futures contract outstanding at March 31, 2006:

Number of Contracts	Type	Expiration Date	Value at March 31, 2006	Value at Trade Date	Unrealized Appreciation
Long Position:
185	S&P 500 Index	Jun. 2006	$60,277,625	$59,934,038	$343,587

VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 97.8%
COMMON STOCKS
Aerospace & Defense - 3.4%
Honeywell International, Inc.	987,900	$42,252,483
Lockheed Martin Corp.	275,800	20,720,854

		62,973,337

Building Products - 1.3%
American Standard Companies, Inc.	550,600	23,598,716

Capital Markets - 8.2%
Bank of New York Co., Inc. (The)	694,100	25,015,364
Lazard Ltd. (Class “A” Stock)(b)	435,900	19,288,575
Lehman Brothers Holdings, Inc.	138,300	19,988,499
Mellon Financial Corp.	399,900	14,236,440
Merrill Lynch & Co., Inc.	543,300	42,790,308
UBS AG	256,200	28,174,314

		149,493,500

Chemicals - 2.5%
E.I. du Pont de Nemours & Co.(b)	687,500	29,019,375
Mosaic Co. (The)(a)(b)	1,139,200	16,347,520

		45,366,895

Commercial Banks - 3.9%
Bank of America Corp.	1,080,972	49,227,465
Royal Bank of Scotland Group PLC (United Kingdom)	708,100	23,042,745

		72,270,210

Commercial Services & Supplies - 2.0%
Waste Management, Inc.	1,063,700	37,548,610

Communications Equipment - 2.2%
Avaya, Inc.(a)(b)	1,747,200	19,743,360
Nokia Corp. ADR (Finland)	1,006,100	20,846,392

		40,589,752

Computers & Peripherals - 1.3%
Dell, Inc.(a)(b)	831,100	24,733,536

Consumer Finance - 1.0%
American Express Co.	365,700	19,217,535

Diversified Financial Services - 4.2%
Citigroup, Inc.	1,120,600	52,925,938
JP Morgan Chase & Co.	570,100	23,738,964

		76,664,902

Electric Utilities - 1.1%
Exelon Corp.	388,100	20,530,490

Food Products - 1.7%
Cadbury Schweppes PLC ADR (United Kingdom)(b)	768,300	30,732,000

Food & Staples Retailing - 3.5%
Kroger Co. (The)(a)	2,242,800	45,663,408
Wal-Mart Stores, Inc.(b)	402,100	18,995,204

		64,658,612

Hotels, Restaurants & Leisure - 3.9%
GTECH Holdings Corp.	866,500	29,504,325
Hilton Hotels Corp.	377,500	9,611,150
McDonald’s Corp.	461,600	15,860,576
Outback Steakhouse, Inc.	395,000	17,380,000

		72,356,051

Household Products - 1.4%
Kimberly-Clark Corp.	435,600	25,177,680

Independent Power Producers & Energy Traders - 1.7%
TXU Corp.	711,700	31,855,692

Industrial Conglomerates - 3.3%
General Electric Co.	780,800	27,156,224
Tyco International Ltd. (Bermuda)	1,246,700	33,511,296

		60,667,520

Insurance - 9.0%
American International Group, Inc.	557,700	36,858,393
Axis Capital Holdings Ltd.	676,300	20,221,370
CIGNA Corp.	147,600	19,279,512
Genworth Financial, Inc. (Class “A” Stock)	414,700	13,863,421
Loews Corp.	272,000	27,526,400
Medco Health Solutions, Inc.(a)	323,504	18,510,899
Montpelier Re Holdings Ltd.	1,818,200	29,636,660

		165,896,655

Internet & Catalog Retail - 1.2%
Expedia, Inc.(a)(b)	247,400	5,014,798
IAC/InterActiveCorp (a)(b)	604,500	17,814,615

		22,829,413

Media - 3.8%
Comcast Corp. (Class “A” Stock)(b)	690,600	18,066,096
Liberty Global, Inc.	1,265,900	25,001,525
Viacom, Inc. (Class “B” Stock)	679,214	26,353,503

		69,421,124

Metals & Mining – 2.9%
Inco Ltd. (Canada)(b)	532,800	26,581,392
Phelps Dodge Corp.	337,000	27,138,610

		53,720,002

Multi-Utilities - 1.3%
Sempra Energy	518,000	24,066,280

Office Electronics - 2.1%
Xerox Corp.(a)	2,571,400	39,085,280

Oil, Gas & Consumable Fuels – 14.9%
Amerada Hess Corp.(b)	165,500	23,567,200
GlobalSantaFe Corp.	638,300	38,776,725
National-Oilwell Varco, Inc.(a)(b)	254,800	16,337,776
Nexen, Inc. (Canada)	681,100	37,487,744
Occidental Petroleum Corp.	424,700	39,348,455
Petroleo Brasileiro SA ADR (Brazil)	216,800	18,790,056
Suncor Energy, Inc. (Canada)	612,500	47,174,751
Transocean, Inc.(a)	253,200	20,331,960
Trident Resources Corp. (Canada) (cost $16,980,633; purchased 3/11/05 – 1/5/06)(a)(e)(f)(g)	404,537	17,319,733
Valero Energy Corp.	252,300	15,082,494

		274,216,894

Pharmaceuticals - 4.6%
Novartis AG ADR (Switzerland)	546,800	30,314,592
Pfizer, Inc.	1,181,800	29,450,456
Sanofi-Aventis ADR (France)	511,600	24,275,420

		84,040,468

Semiconductors -0.4%
Intel Corp.	355,900	6,886,665

Software - 2.8%
Computer Associates International, Inc.(b)	1,041,306	28,333,936
First Data Corp.	208,000	9,738,560
Microsoft Corp.	470,900	12,813,189

		50,885,685

Telecommunications – 1.0%
Verizon Communications, Inc.	533,800	18,181,228

Thrifts & Mortgage Finance - 0.7%
Countrywide Financial Corp.	324,300	11,901,810

Tobacco - 2.3%
Altria Group, Inc.	608,100	43,089,966

Wireless Telecommunication Services – 4.2%
Alltel Corp.	435,700	28,211,575
Sprint Nextel Corp.	1,495,636	38,647,234
Vodafone Group PLC ADR (United Kingdom)	531,800	11,114,620

		77,973,429

TOTAL LONG-TERM INVESTMENTS (cost $1,402,639,646)		1,800,629,937

SHORT-TERM INVESTMENT – 13.0%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $240,122,057; includes $201,493,389 of cash collateral for securities on loan)(c)(d)	240,122,057	240,122,057

TOTAL INVESTMENTS – 110.8% (cost $1,642,761,703)(h)		2,040,751,994
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.8%)		(198,641,028)

NET ASSETS - 100.0%		$1,842,110,966

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $192,789,906; cash collateral of $201,493,389 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(e)	Indicates illiquid securities.
(f)	Indicates a security restricted to resale. The aggregate cost of such securities was $16,980,633. The aggregate value of $17,319,733 is approximately 0.9% of the net assets.
(g)	As of March 31, 2006, 1 security representing $17,319,733 and 0.8% of the total market value was faired valued in accordance with the policies adopted by the Board of Directors.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 1,644,944,715	$417,984,686	$22,177,407	$395,807,279

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 97.5%
Affiliated Registered Investment Companies
American Skandia Trust—Marsico Capital Growth Portfolio	1,179,246	$23,278,309
The Prudential Series Fund:
Jennison Portfolio (Class I)	1,967,566	41,377,904
Natural Resources Portfolio (Class I)	48,170	2,062,162
SP Large Cap Value Portfolio	5,214,932	60,806,102
SP LSV International Value Portfolio	2,448,737	24,144,543
SP Small Cap Growth Portfolio	963,082	7,184,588
SP Small Cap Value Portfolio	472,688	6,187,483
SP William Blair International Growth Portfolio (Class I)	3,641,854	27,131,814

TOTAL LONG-TERM INVESTMENTS (cost $166,115,924)		192,172,905

SHORT-TERM INVESTMENT - 2.5%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $4,924,844)	4,924,844	4,924,844

TOTAL INVESTMENTS - 100.0% (cost $171,040,768)(a)(b)		197,097,749
OTHER ASSETS IN EXCESS OF LIABILITIES		4,640

NET ASSETS - 100.0%		$197,102,389

(a)	Prudential Investments LLC, the Manager of the Portfolio, also serves as manager of the underlying funds in which the Portfolio invests.
(b)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of March 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 171,336,472	$26,137,463	$376,186	$25,761,277

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

SP AIM CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.5%
COMMON STOCKS
Aerospace — 1.1%
Northrop Grumman Corp.	5,782	$394,853

Beverages — 2.0%
Heineken NV (Netherlands)	18,666	708,475

Biotechnology — 0.9%
Amgen, Inc.*	4,200	305,550

Building Materials — 1.6%
Masco Corp.	17,485	568,088

Commercial Banks — 1.1%
Barclays PLC (United Kingdom)	33,694	394,268

Commercial Services — 1.1%
Accenture Ltd. (Class “A” Stock)*	12,727	382,701

Computer Services & Software — 7.6%
CA, Inc.	19,717	536,499
Cisco Systems, Inc.*	37,700	816,959
Microsoft Corp.	29,408	800,192
Symantec Corp.*	33,095	556,989

		2,710,639

Computers — 2.0%
International Business Machines Corp.	5,420	446,987
Lexmark International, Inc. (Class “A” Stock)*	6,237	283,035

		730,022

Consumer Products & Services — 3.5%
Avon Products, Inc.	17,072	532,134
Estee Lauder Cos., Inc. (Class “A” Stock)	18,814	699,693

		1,231,827

Diversified Manufacturing Operations — 3.5%
General Electric Co.	13,327	463,513
Tyco International Ltd.	28,934	777,746

		1,241,259

Electronic Components — 2.0%
Koninklijke (Royal) Philips Electronics NV (Netherlands)*	20,601	696,287

Electronics — 2.4%
Analog Devices, Inc.	12,800	490,112
Intel Corp.	18,600	359,910

		850,022

Entertainment & Leisure — 1.2%
Nintendo Co. Ltd. (Japan)	1,700	254,206
Walt Disney Co. (The)	6,900	192,441

		446,647

Financial Services — 4.2%
Citigroup, Inc.	6,900	325,956
Merrill Lynch & Co., Inc.	5,022	395,533
Morgan Stanley Dean Witter & Co.	5,965	374,721
UBS AG	3,500	384,459

		1,480,669

Food & Beverage — 5.3%
Coca-Cola Co.	12,840	537,611
General Mills, Inc.	7,099	359,777
Kroger Co. (The)*	17,474	355,771
Sysco Corp.	5,800	185,890
Unilever NV (Netherlands)	6,235	432,954

		1,872,003

Food Products — 1.9%
Cadbury Schweppes PLC (United Kingdom)	66,479	660,667

Insurance — 9.6%
ACE Ltd.	9,568	497,632
American International Group, Inc.	5,049	333,688
Berkshire Hathaway, Inc. (Class “A” Stock)*	9	813,150
Chubb Corp. (The)	3,617	345,206
Genworth Financial, Inc. (Class “A” Stock)	10,100	337,643
Marsh & McLennan Cos., Inc.	10,800	317,088
St. Paul Travelers Cos., Inc. (The)	7,488	312,924
XL Capital Ltd. (Class “A” Stock)	7,100	455,181

		3,412,512

Machinery — 1.2%
Dover Corp.	8,519	413,683

Media — 2.8%
Gannett Co., Inc.	8,443	505,904
News Corp. (Class “A” Stock)	29,900	496,639

		1,002,543

Metals — 1.1%
Tenaris SA, ADR (Luxembourg)	2,195	396,571

Office Equipment — 2.2%
Xerox Corp.*	50,500	767,600

Oil, Gas & Consumable Fuels — 5.8%
Apache Corp.	3,603	236,033
Exxon Mobil Corp.	13,382	814,428
Schlumberger Ltd.	2,877	364,142
Smith International, Inc.	8,153	317,641
Total SA (Class “B” Stock) (France)	1,270	335,053

		2,067,297

Pharmaceuticals — 10.6%
Bristol-Myers Squibb Co.	22,500	553,725
Forest Laboratories, Inc.*	12,500	557,875
GlaxoSmithKline PLC, ADR (United Kingdom)	12,526	655,235
Merck & Co., Inc.	23,839	839,848
Pfizer, Inc.	13,700	341,404
Teva Pharmaceutical Industries Ltd., ADR (Israel)	8,134	334,958
Wyeth	10,070	488,596

		3,771,641

Railroads — 1.5%
Union Pacific Corp.	5,750	536,762

Retail — 2.5%
Bed Bath & Beyond, Inc.*	9,558	367,027
Gap, Inc. (The)	10,890	203,425
Kohl’s Corp.*	5,770	305,868

		876,320

Savings & Loan — 1.1%
Bank of New York Co., Inc. (The)	10,608	382,312

Semi-Conductors — 0.9%
Xilinx, Inc.	13,200	336,072

Telecommunications — 3.2%
AT&T, Inc.	21,317	576,412
Nokia Corp., ADR (Finland)*	27,967	579,476

		1,155,888

Telecommunications Wireless — 1.1%
SK Telecom Co. Ltd., ADR (South Korea)	16,000	377,440

Utilities—Electrical Utilities — 0.8%
FPL Group, Inc.	7,600	305,064

Waste Management — 1.7%
Waste Management, Inc.	16,800	593,040

TOTAL LONG-TERM INVESTMENTS (cost $28,302,642)		31,068,722

SHORT-TERM INVESTMENT — 12.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $4,405,166)(w)	4,405,166	4,405,166

TOTAL INVESTMENTS — 99.9% (cost $32,707,808)(p)		35,473,888
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		25,362

NET ASSETS — 100.0%		$35,499,250

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(p)	The United States federal income tax basis of the Portfolio’s investments was $32,880,810; accordingly, net unrealized appreciation on investments for federal income tax purposes was $2,593,078 (gross unrealized appreciation - $3,198,958; gross unrealized depreciation - $605,880). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SP BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 91.6%
Affiliated Registered Investment Companies
American Skandia Trust—Marsico Capital Growth Portfolio	5,411,812	$106,829,161
The Prudential Series Fund:
Jennison Portfolio (Class I)	8,689,049	182,730,695
Natural Resources Portfolio (Class I)	349,739	14,972,344
SP Large Cap Value Portfolio	23,036,080	268,600,689
SP LSV International Value Portfolio	11,180,330	110,238,053
SP PIMCO High Yield Portfolio	4,205,386	42,768,779
SP PIMCO Total Return Portfolio	35,450,049	389,241,541
SP Small Cap Growth Portfolio	3,998,642	29,829,870
SP Small Cap Value Portfolio	1,670,101	21,861,627
SP William Blair International Growth Portfolio (Class I)	16,674,007	124,221,353

TOTAL LONG-TERM INVESTMENTS (cost $1,188,551,484)		1,291,294,112

SHORT-TERM INVESTMENT - 8.4%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $117,814,692)	117,814,692	117,814,692

TOTAL INVESTMENTS - 100.0% (cost $1,306,366,176)(a)(b)		1,409,108,804
OTHER ASSETS IN EXCESS OF LIABILITIES		76,238

NET ASSETS - 100.0%		$1,409,185,042

(a)	Prudential Investments LLC, the Manager of the Portfolio, also serves as manager of the underlying funds in which the Portfolio invests.
(b)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of March 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 1,308,213,462	$118,149,073	$17,253,731	$100,895,342

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 92.4%
Affiliated Registered Investment Companies
American Skandia Trust-Marsico Capital Growth Portfolio	1,776,516	$35,068,424
The Prudential Series Fund:
Jennison Portfolio (Class I)	2,439,284	51,298,137
Natural Resources Portfolio (Class I)	162,628	6,962,087
SP Large Cap Value Portfolio	6,553,584	76,414,785
SP LSV International Value Portfolio	3,487,940	34,391,086
SP PIMCO High Yield Portfolio	1,918,169	19,507,776
SP PIMCO Total Return Portfolio	28,265,782	310,358,284
SP Small Cap Growth Portfolio	1,827,995	13,636,839
SP Small Cap Value Portfolio	519,707	6,802,967
SP William Blair International Growth Portfolio (Class I)	5,473,114	40,774,701

TOTAL LONG-TERM INVESTMENTS (cost $569,471,919)		595,215,086

SHORT-TERM INVESTMENT – 7.6%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable
Money Market Series (cost $48,880,806)	48,880,806	$48,880,806

TOTAL INVESTMENTS – 100.0% (cost $618,352,725)(a)(b)		644,095,892
OTHER ASSETS IN EXCESS OF LIABILITIES		34,202

NET ASSETS – 100.0%		$644,130,094

(a)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying funds in which the Portfolio invests.
(b)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of March 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$619,189,435	$38,273,208	$13,366,751	$24,906,457

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

SP DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.5%
COMMON STOCKS
Auto/Equipment Rental — 0.3%
Cosco Pacific Ltd. (Hong Kong)	462,000	$922,910

Beverages — 0.7%
Heineken Holding NV, (Class “A” Stock) (Netherlands)	66,750	2,300,553

Business Services — 2.5%
Dun & Bradstreet Corp.*	42,600	3,266,568
Iron Mountain, Inc.*	115,100	4,689,174

		7,955,742

Commercial Services
Apollo Group, Inc. (Class “A” Stock)*	700	36,757

Computers — 1.5%
Dell, Inc.	93,700	2,788,512
Hewlett-Packard Co.	61,200	2,013,480

		4,801,992

Construction — 2.0%
Hunter Douglas NV (Netherlands)	10,953	727,386
Martin Marietta Materials, Inc.	28,600	3,061,058
Vulcan Materials Co.	29,600	2,564,840

		6,353,284

Containers & Packaging — 2.3%
Sealed Air Corp.*	122,500	7,089,075

Cosmetics & Toiletries — 0.9%
Avon Products, Inc. (a)	86,900	2,708,673

Diversified Consumer Services — 0.5%
Lexmark International, Inc., (Class “A” Stock)*(a)	37,300	1,692,674

Diversified Manufacturing Operations — 4.1%
Tyco International Ltd.	473,352	12,723,702

Diversified Metals — 0.5%
BHP Billiton PLC (United Kingdom)	41,900	765,465
Rio Tinto PLC (United Kingdom)	14,900	756,429

		1,521,894

Entertainment & Leisure — 1.6%
Harley-Davidson, Inc.	98,500	5,110,180

Financial—Bank & Trust — 3.6%
HSBC Holdings PLC (United Kingdom)	527,509	8,844,210
Lloyds TSB Group PLC (a) (United Kingdom)	60,200	2,317,098

		11,161,308

Financial Services — 15.8%
American Express Co.	270,000	14,188,500
Ameriprise Financial, Inc.	78,860	3,553,432
Commerce Bancorp, Inc.	50,000	1,832,500
Fifth Third Bancorp	59,400	2,337,984
Golden West Financial Corp. (a)	151,800	10,307,220
H&R Block, Inc. (a)	169,400	3,667,510
Moody’s Corp. (a)	70,200	5,016,492
State Street Corp.	10,300	622,429
Wells Fargo & Co.	121,700	7,772,979

		49,299,046

Foods — 2.0%
Diageo PLC, ADR (a) (United Kingdom)	65,500	4,154,665
Hershey Foods Corp.	41,900	2,188,437

		6,343,102

Health Care Providers & Services — 3.0%
Cardinal Health, Inc.	49,700	3,703,644
HCA, Inc. (a)	120,100	5,499,379

		9,203,023

Insurance — 17.0%
American International Group, Inc.	233,300	15,418,797
AON Corp.	65,200	2,706,452
Berkshire Hathaway, Inc. (Class “A” Stock)*(a)	125	11,293,750
Chubb Corp.	9,000	858,960
Loews Corp.*	61,500	6,223,800
Markel Corp.*	700	236,376
Marsh & McLennan Cos., Inc.	71,500	2,099,240
Principal Financial Group, Inc.	22,100	1,078,480
Progressive Corp.	82,100	8,559,746
Sun Life Financial, Inc. (Canada)	12,500	532,000
Transatlantic Holdings, Inc.	66,175	3,867,929

		52,875,530

Internet Services — 0.4%
Expedia, Inc.*	22,550	457,089
IAC/InterActive Corp.*	23,050	679,283

		1,136,372

Investment Firms — 6.9%
Citigroup, Inc.	145,900	6,892,316
JPMorgan Chase & Co.	302,616	12,600,930
Morgan Stanley (a)	32,100	2,016,522

		21,509,768

Media — 5.6%
Comcast Corp. (Special Class “A” Stock)*(a)	309,800	8,091,976
Gannett Co., Inc. (a)	15,000	898,800
Lagarderes SCA (France)	40,400	3,155,408
Liberty Media Corp.*	186,400	1,530,344
News Corp., Inc. (Class “A” Stock)	172,000	2,856,920
WPP Group PLC, ADR (United Kingdom)	14,300	858,000

		17,391,448

Oil Gas & Consumable Fuels — 11.4%
ConocoPhillips (a)	164,740	10,403,331
Devon Energy Corp.	120,700	7,383,219
EOG Resources, Inc. (a)	101,700	7,322,400
Occidental Petroleum Corp.	79,600	7,374,940
Transocean, Inc. (Cayman Islands)*	37,000	2,971,100

		35,454,990

Pharmaceuticals — 1.2%
Caremark Rx, Inc.*	73,300	3,604,894

Retail & Merchandising — 6.4%
Costco Wholesale, Inc.	248,500	13,458,760
Wal-Mart Stores, Inc.	134,400	6,349,056

		19,807,816

Software — 2.0%
Microsoft Corp.	226,600	6,165,786

Telecommunications Wireless — 2.4%
Nokia Corp. (Class “A” Stock), ADR* (Finland)	40,800	845,376
NTL, Inc.*	57,517	1,674,320
SK Telecom Co. Ltd., ADR (South Korea)	72,800	1,717,352
Sprint Nextel Corp.	120,800	3,121,472

		7,358,520

Tobacco — 4.4%
Altria Group, Inc.	193,600	13,718,496

Transportation — 1.0%
Kuehne & Nagel International AG* (Switzerland)	3,429	1,111,305
United Parcel Service, Inc. (Class “B” Stock)	23,700	1,881,306

		2,992,611

Transportation/Shipping — 0.5%
China Merchants Holdings International Co. Ltd. (Hong Kong)	542,000	1,564,707

TOTAL LONG-TERM INVESTMENTS (cost $241,206,794)		312,804,853

SHORT-TERM INVESTMENT — 23.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $71,759,120; includes $66,180,447 of cash collateral for securities on loan)(b)(w)	71,759,120	71,759,120

TOTAL INVESTMENTS — 123.5% (cost $312,965,914)(p)		384,563,973
LIABILITIES IN EXCESS OF OTHER ASSETS — (23.5)%		(73,162,905)

NET ASSETS — 100.0%		$311,401,068

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $63,862,123; cash collateral of $66,180,447 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Portfolio’s investments was $313,038,000; accordingly, net unrealized appreciation on investments for federal income tax purposes was $71,525,973 (gross unrealized appreciation—$75,925,431; gross unrealized depreciation - $4,399,458). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SP GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 95.0%
Affiliated Registered Investment Companies
American Skandia Trust-Marsico Capital Growth Portfolio	6,295,586	$124,274,877
The Prudential Series Fund:
Jennison Portfolio (Class I)	10,350,786	217,677,039
Natural Resources Portfolio (Class I)	365,882	15,663,422
SP Large Cap Value Portfolio	27,710,394	323,103,196
SP LSV International Value Portfolio	13,922,908	137,279,874
SP PIMCO High Yield Portfolio	2,497,170	25,396,217
SP PIMCO Total Return Portfolio	13,070,670	143,515,958
SP Small Cap Growth Portfolio	5,352,508	39,929,706
SP Small Cap Value Portfolio	2,508,114	32,831,216
SP William Blair International Growth Portfolio (Class I)	19,862,379	147,974,727

TOTAL LONG-TERM INVESTMENTS (cost $1,081,858,093)		1,207,646,232

SHORT-TERM INVESTMENT – 4.9%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $61,656,398)	61,656,398	61,656,398

TOTAL INVESTMENTS - 99.9% (cost $1,143,514,491)(a)(b)		1,269,302,630
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		1,223,735

NET ASSETS - 100.0%		$1,270,526,365

(a)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying funds in which the Portfolio invests.
(b)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of March 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,145,653,368	$131,123,478	$7,474,216	$123,649,262

The difference between the book basis and the tax basis of investments is primarily attributable to deferred losses on wash sales.

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of March 31, 2006 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS

Air Freight & Logistics — 1.1%
75,900	UTI Worldwide, Inc.	$2,398,440

Biotechnology — 2.6%
91,100	ImClone Systems, Inc.(a)(b)	3,099,222
35,000	Invitrogen Corp.(a)	2,454,550

		5,553,772
Capital Markets — 6.0%
137,800	Eaton Vance Corp.(b)	3,772,964
48,500	Lazard, Ltd. (Class “A” Stock)(b)	2,146,125
7,950	Legg Mason, Inc.	996,374
55,100	Nuveen Investments, Inc. (Class “A” Stock)(b)	2,653,065
154,200	TD Ameritrade Holding Corp.	3,218,154

		12,786,682
Chemicals — 2.9%
80,400	Ecolab, Inc.	3,071,280
36,800	Monsanto Co.	3,118,800

		6,190,080
Commercial Services & Supplies — 10.0%
19,200	Administaff, Inc.	1,043,712
143,800	Allied Waste Industries, Inc.(a)(b)	1,760,112
116,300	ARAMARK Corp. (Class “B” Stock)(b)	3,435,502
39,600	Iron Mountain, Inc.(a)(b)	1,613,304
93,300	Choice Point, Inc.(a)	4,175,175
83,600	Monster Worldwide, Inc.(a)(b)	4,168,296
35,700	Paychex, Inc.(b)	1,487,262
36,500	Robert Half International, Inc.	1,409,265
34,300	Stericycle, Inc.(a)	2,319,366

		21,411,994
Communications Equipment — 2.7%
88,200	Avaya, Inc.(a)	996,660
150,500	Comverse Technology, Inc.(a)(b)	3,541,265
24,500	Juniper Networks, Inc.(a)	468,440
15,500	QUALCOMM, Inc.	784,455

		5,790,820

Computers & Peripherals — 1.3%
61,200	Avid Technology, Inc.(a)(b)	2,659,752

Diversified Consumer Services — 1.5%
8,300	Apollo Group, Inc. (Class “A” Stock)(a)(b)	435,833
42,900	Education Management Corp.(a)	1,784,640
80,300	ServiceMaster Co. (The)	1,053,536

		3,274,009
Electrical Equipment — 1.1%
53,300	Ametek Inc.	2,396,368

Electronic Equipment & Instruments — 3.2%
49,100	Amphenol Corp., (Class “A” Stock)	2,562,038
95,800	Insight Enterprises, Inc.(a)	2,108,558
60,400	Tektronix, Inc.	2,156,884

		6,827,480
Energy Equipment & Services — 6.0%
81,100	Grant Prideco, Inc.(a)	3,474,324
36,300	National-Oilwell Varco, Inc.(a)	2,327,556
107,600	Pride International, Inc.(a)(b)	3,354,968
30,100	Todco (Class “A” Stock)	1,186,241
54,900	Weatherford International, Ltd.(a)	2,511,675

		12,854,764
Health Care Equipment & Supplies — 8.5%
56,100	Bausch & Lomb, Inc.	3,573,570
29,400	DENTSPLY International, Inc.	1,709,610
61,300	Fisher Scientific International, Inc.(a)(b)	4,171,465
49,600	Mentor Corp.	2,247,376
80,300	Resmed, Inc.(a)	3,531,594
73,900	Respironics, Inc.(a)	2,875,449

		18,109,064
Health Care Providers & Services — 10.1%
30,400	Caremark Rx, Inc.(a)	1,495,072
59,400	Cerner Corp.(a)(b)	2,818,530
72,300	DaVita, Inc.(a)(b)	4,353,183
77,200	Medco Health Solutions, Inc.(a)	4,417,384
79,700	Omnicare, Inc.(b)	4,382,703
80,700	Quest Diagnostics, Inc.	4,139,910

		21,606,782

Hotels, Restaurants & Leisure — 1.7%
31,000	GTECH Holdings Corp.	1,055,550
84,800	Hilton Hotels Corp.	2,159,008
5,700	Panera Bread Co.(a)	428,526

		3,643,084
Insurance — 0.7%
46,800	Axis Capital Holdings Ltd.	1,399,320

Internet & Catalog Retail — 0.7%
87,600	GSI Commerce, Inc.(a)(b)	1,489,200

Internet Software & Services — 4.7%
71,700	Akamai Technologies, Inc.(a)(b)	2,358,213
56,600	Digital River, Inc.(a)(b)	2,468,326
12,600	eBay, Inc.(a)	492,156
55,900	Equinix, Inc.(a)(b)	3,589,898
18,500	VeriSign, Inc.(a)(b)	443,815
24,000	Yahoo!, Inc.(a)(b)	774,240

		10,126,648
IT Services — 0.6%
25,200	Checkfree Corp.(a)(b)	1,272,600

Machinery — 1.5%
51,300	Danaher Corp.	3,260,115

Media — 1.9%
48,700	E.W. Scripps Co. (The)(Class “A” Stock)	2,177,377
102,500	Regal Entertainment Group (Class “A” Stock)(b)	1,928,025

		4,105,402
Metals & Mining — 3.3%
14,000	Arch Coal, Inc.(b)	1,063,160
94,800	Goldcorp, Inc.	2,772,900
96,000	Harmony Gold Mining Co., Ltd. (ADR) (South Africa)(a)	1,524,480
47,600	Massey Energy Corp.	1,716,932

		7,077,472
Oil, Gas & Consumable Fuels — 1.8%
32,600	Noble Energy, Inc.	1,431,792
71,800	Southwestern Energy Co.(a)	2,311,242

		3,743,034
Pharmaceuticals — 1.8%
51,600	Endo Pharmaceuticals Holdings, Inc.(a)	1,692,996
42,900	Kos Pharmaceuticals, Inc.(a)	2,049,333

		3,742,329

Real Estate — 0.9%
85,300	Host Marriot Corp. (REIT)	1,825,420

Semiconductors & Semiconductor Equipment — 5.7%
59,850	Broadcom Corp. (Class “A” Stock)(a)	2,583,126
230,400	Integrated Device Technology, Inc.(a)	3,423,744
98,000	Intersil Corp. (Class “A” Stock)	2,834,160
26,100	Marvell Technology Group, Ltd.(a)	1,412,010
51,900	Maxim Integrated Products, Inc.(b)	1,928,085

		12,181,125
Software — 8.0%
91,228	Adobe Systems, Inc.	3,185,682
112,800	Amdocs Ltd.(a)	4,067,568
278,600	BEA Systems, Inc.(a)	3,658,018
53,000	Business Objects SA-SP (ADR)(France)(a)(b)	1,932,910
81,800	Citrix Systems, Inc.(a)	3,100,220
13,300	Cognos, Inc.(a)	517,370
10,300	Electronic Arts, Inc.(a)(b)	563,616

		17,025,384
Specialty Retail — 3.6%
31,100	Abercrombie & Fitch Co. (Class “A” Stock)	1,813,130
45,800	Advance Auto Parts, Inc.	1,907,112
26,800	Chico’s FAS, Inc.(a)	1,089,152
42,200	Urban Outfitters, Inc.(a)	1,035,588
44,300	Williams-Sonoma, Inc.(a)(b)	1,878,320

		7,723,302
Wireless Telecommunication Services — 4.2%
87,200	American Tower Corp. (Class “A” Stock)(a)	2,643,904
106,600	NII Holdings, Inc.(a)(b)	6,286,202

		8,930,106

	TOTAL LONG-TERM INVESTMENTS (cost $169,916,747)	209,404,548

SHORT-TERM INVESTMENTS — 26.8%
Affiliated Money Market Mutual Fund
57,278,182	Dryden Core Investment Fund - Taxable Money Market Series(c)(d) (cost $57,278,182; includes $52,997,637 of cash collateral received for securities on loan)	57,278,182

	TOTAL INVESTMENTS — 124.9%
	(cost $227,194,930)(e)	266,682,730
	LIABILITIES IN EXCESS OF OTHER ASSETS — (24.9%)	(53,198,891)

	NET ASSETS — 100.0%	$213,483,839

The following abbreviations are used in the portfolio descriptions:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $51,556,896; cash collateral of $52,997,637 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of March 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$227,707,138	$42,018,429	$3,042,837	$38,975,592

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

SP LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.9%
COMMON STOCKS
Aerospace/Defense — 1.7%
Lockheed Martin Corp.	66,900	$5,026,197
Northrop Grumman Corp.	72,000	4,916,880
Raytheon Co.	100,500	4,606,920

		14,549,997

Auto Components — 0.6%
Delphi Corp.	169,200	107,442
Johnson Controls, Inc.	49,300	3,743,349
Magna International, Inc. (Class “A” Stock)	21,300	1,612,197

		5,462,988

Automobile Manufacturers — 0.3%
Paccar, Inc.	33,300	2,346,984

Beverages — 0.8%
Coca-Cola Co.	109,300	4,576,391
Coca-Cola Enterprises, Inc.	111,900	2,276,046

		6,852,437

Biotechnology
Charles River Laboratories International, Inc.*	5,200	254,904

Chemicals — 1.7%
Air Products & Chemicals, Inc.	65,900	4,427,821
Dow Chemical Co.	4,800	194,880
Du Pont de Nemours & Co.	5,200	219,492
Eastman Chemical Co.	72,400	3,705,432
PPG Industries, Inc.	9,600	608,160
Praxair, Inc.*(a)	63,300	3,490,995
Rohm & Haas Co.	39,300	1,920,591

		14,567,371

Commercial Banks — 5.2%
Bank of America Corp.	609,445	27,754,125
KeyCorp	172,100	6,333,280
Marshall & Ilsley Corp.	13,000	566,540
Mellon Financial Corp.	135,400	4,820,240
North Fork Bancorp, Inc.	75,200	2,168,016
UnionBanCal Corp.	22,200	1,557,552
Zions Bancorp	15,300	1,265,769

		44,465,522

Commercial Services & Supplies — 0.8%
Cendant Corp.	234,600	4,070,310
Nalco Holding Co.	26,400	467,280
PHH Corp.*	5,070	135,369
Waste Management, Inc.	71,900	2,538,070

		7,211,029

Communication Equipment — 0.1%
QUALCOMM, Inc.	11,100	561,771

Computers & Peripherals — 0.6%
Hewlett-Packard Co.	157,300	5,175,170
NCR Corp.	6,700	279,993

		5,455,163

Consumer Products & Services
Kimberly-Clark Corp.	5,200	300,560

Containers & Packaging — 0.1%
Smurfit-Stone Container Corp.	5,800	78,706
Temple-Inland, Inc.	15,900	708,345

		787,051

Diversified Financial Services — 12.6%
AmSouth Bancorp	20,800	562,640
Astoria Financial Corp.	4,700	145,512
Bank of New York Co., Inc. (The)	24,000	864,960
BB & T Corp.*	6,500	254,800
Capital One Financial Corp. (a)	15,200	1,223,904
CIT Group, Inc.	75,600	4,046,112
Citigroup, Inc.	485,600	22,939,744
Compass Banshares, Inc.	1,700	86,037
Countrywide Credit Industries, Inc.	114,800	4,213,160
E*TRADE Group Corp.*(a)	56,200	1,516,276
Fannie Mae	258,400	13,281,760
Goldman Sachs Group, Inc.	55,200	8,664,192
JPMorgan Chase & Co.	132,600	5,521,464
Merrill Lynch & Co., Inc.	77,700	6,119,652
Morgan Stanley Dean Witter & Co. (a)	123,000	7,726,860
PNC Financial Services Group, Inc.	40,300	2,712,593
State Street Corp.	30,400	1,837,072
SunTrust Banks, Inc.	18,500	1,346,060
TCF Financial Corp.	32,800	844,600
U.S. Bancorp.	352,400	10,748,200
Wachovia Corp.	72,600	4,069,230
Wells Fargo & Co.	152,300	9,727,401

		108,452,229

Diversified Telecommunication Services — 3.7%
AT&T, Inc.	403,200	10,902,528
Cisco Systems, Inc.*	13,200	286,044
Corning, Inc.*	97,900	2,634,489
Lucent Technologies, Inc.*	13,300	40,565
Motorola, Inc.	91,400	2,093,974
Sprint Nextel Corp.	144,800	3,741,632
Tellabs, Inc.*	19,200	305,280
Verizon Communications Inc.	335,700	11,433,942

		31,438,454

Electric Utilities — 5.6%
American Electric Power Co., Inc.	7,800	265,356
CMS Energy Corp.*	127,000	1,644,650
Consolidated Edison, Inc. (a)	51,500	2,240,250
Constellation Energy Group, Inc.	29,700	1,624,887
Dominion Resources, Inc.	63,500	4,383,405
Duke Energy Corp.	113,400	3,305,610
Edison International	58,200	2,396,676
Entergy Corp.	30,900	2,130,246
FirstEnergy Corp.	46,700	2,283,630

SP LARGE CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
FPL Group, Inc. (a)	202,300	$8,120,322
General Electric Co.	316,900	11,021,782
Ingersoll-Rand Co. Ltd. (Class “A” Stock)	17,900	748,041
Northeast Utilities (a)	66,200	1,292,886
Pepco Holdings, Inc.	6,000	136,740
PG&E Corp.	7,200	280,080
Pinnacle West Capital Corp.	16,400	641,240
PPL Corp.	104,400	3,069,360
Wisconsin Energy Corp.	25,000	999,750
Xcel Energy, Inc.*	101,500	1,842,225

		48,427,136

Electronics — 0.2%
Fisher Scientific International, Inc.*	25,500	1,735,275

Energy Equipment & Services — 0.2%
Weatherford International Ltd.	31,000	1,418,250

Exchange Traded Fund — 0.3%
iShares Russell 1000 Value Index Fund (a)	36,070	2,633,832

Food & Staples Retailing — 0.7%
Albertson’s, Inc.	164,100	4,212,447
Safeway, Inc.	63,800	1,602,656
Sysco Corp.	14,200	455,110

		6,270,213

Food Products — 1.0%
Kellogg Co.	4,000	176,160
Kraft Foods, Inc. (Class “A” Stock) (a)	131,000	3,970,610
Sara Lee Corp.	81,400	1,455,432
Unilever PLC (United Kingdom)	75,400	3,096,678

		8,698,880

Health Care Equipment & Supplies
McKesson Corp.	800	41,704

Health Care Providers & Services — 2.4%
Aetna, Inc.*	28,800	1,415,232
HCA, Inc.	118,800	5,439,852
Laboratory Corp. of America Holdings*	79,300	4,637,464
Quest Diagnostics, Inc.	69,500	3,565,350
Tenet Healthcare Corp.*(a)	268,000	1,977,840
WellPoint, Inc.*	49,600	3,840,528

		20,876,266

Healthcare Supplies — 0.7%
Amgen, Inc.*	3,000	218,250
Bausch & Lomb, Inc.	14,200	904,540
Baxter International, Inc.	6,800	263,908
Becton Dickinson & Co.	25,900	1,594,922
Cardinal Health, Inc.	27,800	2,071,656
The Cooper Cos., Inc. (a)	6,100	329,583
Zimmer Holdings, Inc.*	8,900	601,640

		5,984,499

Hotels, Restaurants & Leisure — 1.0%
Carnival Corp. (Panama)	28,500	1,350,045
Harrah’s Entertainment, Inc.	40,927	3,190,669
Hilton Hotels Corp.	37,200	947,112
McDonald’s Corp.	98,800	3,394,768

		8,882,594

Household Durables — 1.4%
Lennar Corp. (Class “A” Stock) (a)	174,300	10,524,234
Lennar Corp. (Class “B” Stock)	11,600	647,164
Mohawk Industries, Inc.*	6,400	516,608

		11,688,006

Industrial Conglomerates — 1.9%
Eaton Corp.	36,600	2,670,702
Tyco International Ltd.	492,400	13,235,712

		15,906,414

Insurance — 7.5%
Allstate Corp. (The)	17,800	927,558
AMBAC Financial Group, Inc.	28,400	2,260,640
American International Group, Inc.	121,500	8,029,935
AON Corp.	13,500	560,385
Assurant, Inc.	57,800	2,846,650
Chubb Corp.	16,000	1,527,040
CIGNA Corp.	300	39,186
Genworth Financial, Inc. (Class “A” Stock)	247,900	8,287,297
Hanover Insurance Group, Inc. (The)	46,100	2,416,562
Hartford Financial Services Group, Inc. (a)	79,900	6,435,945
Lincoln National Corp.	40,100	2,189,059
MBIA, Inc. (a)	57,200	3,439,436
MetLife, Inc.	124,200	6,007,554
Protective Life Corp.	15,100	751,074
St. Paul Travelers Cos., Inc. (The)	217,800	9,101,862
Torchmark Corp.	23,900	1,364,690
UnumProvident Corp. (a)	305,200	6,250,496
W.R. Berkely Corp.	29,700	1,724,382

		64,159,751

Internet Services — 0.1%
eBay Inc.	15,800	617,148

IT Consulting & Services — 0.4%
Affiliated Computer Services, Inc. (Class “A” Stock)	16,500	984,390
International Business Machines Corp.	34,400	2,836,968

		3,821,358

IT Services — 1.4%
Electronic Data Systems Corp.	458,100	12,290,823

Leisure Equipment & Products — 0.2%
Eastman Kodak Co. (a)	57,800	1,643,832
Mattel, Inc.	5,600	101,528

		1,745,360

SP LARGE CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery — 0.6%
Deere & Co.	16,300	$1,288,515
SPX Corp. (a)	65,000	3,472,300

		4,760,815

Manufacturing
Danaher Corp.	2,000	127,100

Media — 2.3%
CBS Corp. (Class “B” Stock)	150,100	3,599,398
E.W. Scripps Co., (Class “A” Stock)	19,200	858,432
Echostar Communications Corp. (Class “A” Stock)	5,400	161,298
Gannett Co., Inc. (a)	89,100	5,338,872
Knight Ridder, Inc.	2,600	164,346
News Corp. (Class “A” Stock)	264,900	4,399,989
Time Warner, Inc.*	68,000	1,141,720
Viacom, Inc. (Class “B” Stock)*	105,600	4,097,280

		19,761,335

Metals & Mining — 1.2%
Alcoa, Inc. (a)	251,000	7,670,560
United States Steel Corp. (a)	38,300	2,324,044
		9,994,604
Miscellaneous Manufacturers — 0.7%
3M Co.	73,600	5,570,784

Multi-Utilities — 0.5%
Dynegy, Inc. (Class “A” Stock)*	32,200	154,560
Public Service Enterprise Group, Inc.	47,700	3,054,708
SCANA Corp.	34,500	1,353,780

		4,563,048

Multiline Retail — 1.6%
Abercrombie & Fitch Co., (Class “A” Stock)	7,500	437,250
Dollar General Corp.	42,600	752,742
Federated Department Stores, Inc.	38,800	2,832,400
Home Depot (The), Inc.	137,200	5,803,560
Kohl’s Corp.*	10,300	546,003
Lowe’s Cos., Inc.	6,500	418,860
Target Corp.	11,200	582,512
Yum! Brands, Inc.	47,000	2,296,420

		13,669,747

Networking Products — 0.1%
Juniper Networks, Inc.*	53,400	1,021,008

Oil, Gas & Consumable Fuels — 12.4%
Anadarko Petroleum Corp.	41,100	4,151,511
Apache Corp. (a)	85,200	5,581,452
BJ Services Co.	4,600	159,160
Burlington Resources, Inc.	59,300	5,450,263
ChevronTexaco Corp.	262,600	15,222,922
ConocoPhillips (a)	353,200	22,304,580
Devon Energy Corp.	161,000	9,848,370
Ecnana Corp.	14,300	668,239
El Paso Corp.	201,400	2,426,870
EOG Resources, Inc.	19,100	1,375,200
Exxon Mobil Corp.	397,200	24,173,592
Halliburton Co.	14,000	1,022,280
Occidental Petroleum Corp.	76,800	7,115,520
Rowan Cos., Inc.	3,400	149,464
Tesoro Corp.*(a)	43,800	2,993,292
Valero Energy Corp.	46,200	2,761,836
XTO Energy, Inc.	15,700	684,049

		106,088,600

Paper & Forest Products — 0.7%
Bowater, Inc. (a)	11,000	325,380
International Paper Co.	40,400	1,396,628
Plum Creek Timber Co.	43,200	1,595,376
Weyerhaeuser Co.	41,100	2,976,873

		6,294,257

Pharmaceuticals — 4.5%
Abbott Laboratories	44,800	1,902,656
Barr Pharmaceuticals, Inc.	7,100	447,158
Bristol-Meyers Squibb Co.	84,200	2,072,162
Eli Lilly & Co.	28,200	1,559,460
Medco Health Solutions, Inc.*	46,300	2,649,286
Merck & Co., Inc.	134,800	4,749,004
Pfizer, Inc. (a)	654,900	16,320,108
Sepracor, Inc. (a)	25,800	1,259,298
Wyeth Pharmaceuticals	164,500	7,981,540

		38,940,672

Real Estate Investment Trust — 2.3%
Apartment Investment & Management Co. (Class “A” Stock)	62,900	2,950,010
Crescent Real Estate EQT Co. (a)	34,300	722,701
Hospitality Properties Trust	26,000	1,135,420
Host Marriott Corp.	165,400	3,539,560
Liberty Property Trust (a)	14,000	660,240
Mack-Cali Realty Corp.	30,900	1,483,200
New Century Financial Corp.	53,000	2,439,060
ProLogis	84,700	4,531,450
Realty Income Corp.	18,500	447,885
Simon Property Group, Inc.	17,600	1,480,864

		19,390,390

Retail — 0.5%
Borders Group, Inc.	160,100	4,040,924

Savings & Loan — 0.5%
Sovereign Bancorp, Inc.	175,700	3,849,587

Semiconductors — 0.3%
Altera Corp.	21,900	452,016
Broadcom Corp., (Class “A” Stock)*	11,700	504,972
Linear Technology Corp. (a)	8,000	280,640
Maxim Integrated Products, Inc.	7,000	260,050
Novellus Systems, Inc.*	1,000	24,000
Teradyne, Inc.	4,400	68,244

SP LARGE CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors (cont’d.)
Xilinx, Inc.	26,100	$664,506

		2,254,428

Software — 2.0%
BMC Software, Inc.*	194,400	4,210,704
CA, Inc.	292,600	7,961,646
Microsoft Corp.	159,900	4,350,879
Oracle Corp.*	65,800	900,802

		17,424,031

Specialty Retail — 1.0%
J. C. Penney Co., Inc.	29,800	1,800,218
NIKE, Inc. (Class “B” Stock)	21,000	1,787,100
Nordstrom, Inc.	13,600	532,848
Staples Inc.	163,100	4,162,312

		8,282,478

Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc.*	400	13,832
Jones Apparel Group, Inc.	106,500	3,766,905

		3,780,737

Thrifts & Mortgage Finance — 3.6%
Freddie Mac	268,400	16,372,400
Washington Mutual, Inc. (a)	336,800	14,354,416

		30,726,816

Tobacco — 5.1%
Altria Group, Inc.*	450,300	31,908,258
Imperial Tobacco Group ADR	22,700	1,359,276
UST, Inc.	242,400	10,083,840

		43,351,374

Transportation — 1.4%
CSX Corp.	59,100	3,534,180
FedEx Corp.	16,900	1,908,686
Norfolk Southern Corp.	113,700	6,147,759

		11,590,625

TOTAL LONG-TERM INVESTMENTS (cost $744,863,472)		813,387,329

SHORT-TERM INVESTMENT — 13.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $118,595,937) (cost $118,595,937; includes $80,272,168 of cash collateral for securities on loan)(b)(w)	118,595,937	118,595,937

TOTAL INVESTMENTS — 108.7% (cost $863,459,409)(p)		931,983,266
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.7)%		(74,364,779)

NET ASSETS — 100.0%		$857,618,487

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $135,364,333; cash collateral of $140,729,696 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Portfolio’s investments was $865,818,110; accordingly, net unrealized appreciation on investments for federal income tax purposes was $66,165,156 (gross unrealized appreciation - $79,312,387; gross unrealized depreciation - $13,147,231). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SP LSV INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS
Australia — 4.4%
AWB Ltd.	317,300	$881,363
Bluescope Steel Ltd.	500,700	2,573,685
Commonwealth Bank of Australia	178,500	5,788,816
CSR Ltd.	585,900	1,870,732
David Jones Ltd.	80,372	161,108
Qantas Airways Ltd.	1,009,600	2,558,621
Santos Ltd.	356,700	2,906,021
Telestra Corp. Ltd.	774,200	2,072,899

		18,813,245

Austria — 0.6%
Boehler-Uddeholm AG*	11,500	2,369,180

Belgium — 1.3%
Dexia	31,700	819,794
Fortis	135,200	4,830,093

		5,649,887

Denmark — 0.9%
Danisco AS*	14,100	1,142,600
Danske Bank SA	72,900	2,705,130

		3,847,730

Finland — 1.8%
Rautaruukki Oyj	149,700	5,529,528
Upm-Kymmene Oyj	102,900	2,431,651

		7,961,179

France — 9.1%
BNP Paribas SA	82,800	7,691,195
Ciments Francais SA*	10,300	1,613,939
CNP Assurances	31,500	3,176,034
Compagnie Generale des Establissements Michelin (Class “B” Stock)	64,300	4,040,276
Credit Agricole SA	142,800	5,556,737
Natexis Banques Populaires*	15,500	4,185,026
PSA Peugeot Citroen SA	51,800	3,264,258
Renault SA*	27,000	2,871,192
Societe Generale	10,600	1,594,149
Total SA (Class “B” Stock)	11,300	2,981,180
Valeo SA	58,100	2,429,810

		39,403,796

Germany — 6.7%
BASF AG	79,900	6,264,730
Bayer AG	43,100	1,726,758
Deutsche Bank AG*	43,700	4,991,305
Deutsche Telekom AG	131,300	2,214,906
MAN AG*	58,700	4,073,958
Salzgitter AG*	58,200	4,284,701
ThyssenKrup AG	119,900	3,462,538
TUI AG	90,200	1,770,814

		28,789,710

Hong Kong — 2.1%
Chaoda Modern Agriculture Holdings Ltd.*	3,169,000	2,491,368
CITIC International Financial Holding Ltd.	3,229,000	1,446,135
Citic Pacific Ltd.	904,000	2,714,627
Orient Overseas International Ltd.*	435,392	1,472,976
Solomon Systech International Ltd.	2,304,000	1,113,524

		9,238,630

Ireland — 0.6%
Irish Life & Permanent PLC	111,900	2,685,014

Italy — 3.5%
Banche Popolari Unite Scpa	66,200	1,605,301
Benetton Group SpA	176,900	2,641,130
Eni SpA	194,900	5,545,762
IFIL - Investments SpA	480,800	2,809,882
San Paolo - IMI SpA	134,800	2,412,802

		15,014,877

Japan — 25.0%
Alpine Electronics, Inc.	78,300	1,156,871
ALPS Electric Co. Ltd.	99,000	1,595,608
Asahi Breweries Ltd.	172,700	2,450,374
Asahi Kasei Corp.	314,000	2,238,284
Capcom Co. Ltd.	207,700	2,133,469
Cosmo Oil Co. Ltd.	604,000	3,166,253
Denki Kagaku Kogyo Kabushiki Kiasha	448,000	2,002,107
Hitachi Koko Co. Ltd.	12,000	201,461
Hitachi Ltd.	423,000	2,993,704
Hokkaido Electric Power Co., Inc.	105,800	2,269,711
Hokuetsu Paper Mills Ltd.	263,000	1,552,974
Honda Motor Co. Ltd.	95,100	5,890,221
Hosiden Corp.	102,900	1,265,049
JS Group Corp.	61,400	1,319,813
Kaken Pharmaceutical Co. Ltd.	258,000	2,161,325
Kansai Electric Power Co., Inc. (The)	144,100	3,201,542
Kurabo Industries Ltd.	391,000	1,395,242
Kyowa Hakko Kogyo Co. Ltd.	235,000	1,717,077
Kyushu Electric Power Co., Inc.	73,200	1,651,198
Marubeni Corp.	560,600	2,933,981
Mitsubishi Chemical Holdings Corp.	322,000	1,986,168
New Oji Paper Co. Ltd.	339,000	2,085,268
Nihon Kohden Corp.	84,000	1,470,178
Nippon Oil Corp.	561,000	4,399,346
Nippon Telegraph and Telephone Corp.	1,200	5,148,683
Nippon Unipac Group, Inc.	200	864,911
Nipro Corp.	65,000	999,575
Nissan Motor Co. Ltd.	398,500	4,733,246
NSK Ltd.	437,000	3,794,512
NTT DoCoMo, Inc.	4,000	5,913,339
Okasan Holdings, Inc.	146,900	1,681,175
Osaka Gas Co. Ltd.	875,000	3,181,818
Rengo Co. Ltd.	285,000	2,205,905
Ricoh Co. Ltd.	114,000	2,227,698

SP LSV INTERNATIONAL VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Rohto Pharmaceutical Co. Ltd.*	7,000	$76,661
Santen Pharmaceutical Co. Ltd.	53,200	1,279,150
Sanyo Electric Credit Co. Ltd.	60,000	1,284,622
Sumitomo Trust & Banking Co. Ltd. (The)	359,400	4,158,902
Takefuji Corp.	39,900	2,511,971
Tanabe Seiyaku Co. Ltd.	286,000	3,171,028
Tohoku Electric Power Co., Inc.	77,500	1,675,765
Toyota Motor Corp.	155,900	8,516,882
UNY Co. Ltd.	71,000	1,135,879

		107,798,946

Netherlands — 5.0%
ABN AMRO Holding NV	97,700	2,929,177
Aegon NV	156,000	2,886,788
ING Groep NV, ADR	138,100	5,455,852
Koninklijke (Royal) KPN NV	135,300	1,524,867
Oce NV	139,200	2,525,296
Royal Dutch Shell (Class “A” Stock)	154,600	4,837,456
Stork NV	25,600	1,428,324

		21,587,760

Norway — 1.0%
Norsk Hydro ASA*	32,100	4,447,449

Portugal — 0.5%
EDP Energias de Portugal SA*	588,700	2,311,481

Singapore — 0.7%
MobileOne Ltd.*	1,256,000	1,826,655
Neptune Orient Lines Ltd.	862,000	1,162,954

		2,989,609

Spain — 3.9%
Banco Bilbao Vizcaya Argentaria SA	199,000	4,152,767
Banco Santander Central Hispano SA	114,300	1,669,109
Compania Espanola de Petroleos, SA (CEPSA)	18,261	978,133
Endesa SA	141,600	4,571,395
Repsol YPF SA	156,200	4,437,005
Union Fenosa SA	29,606	1,125,500

		16,933,909

Sweden — 2.1%
Electrolux AB, Series B	108,700	3,119,272
Nordea Bank AB	488,400	6,035,630

		9,154,902

Switzerland — 6.2%
Baloise Holding	33,300	2,374,284
Ciba Specialty Chemicals AG	5,600	334,844
Credit Suisse Group*	130,800	7,339,408
Georg Fischer AG*	4,900	2,183,792
Rieter Holdings AG	4,400	1,755,072
Swisscom AG	5,400	1,750,086
UBS AG	34,900	3,833,606
Verwaltungs und Privat Bank AG*	7,900	1,684,655
Zurich Financial Services AG*	22,400	5,262,149

		26,517,896

United Kingdom — 23.0%
Alliance & Leicester PLC	125,900	2,703,623
Arriva PLC	35,800	382,836
AstraZeneca PLC	51,000	2,569,627
Aviva PLC	368,900	5,124,234
BAE SYSTEMS PLC	413,900	3,025,669
Barclays PLC	595,900	6,972,890
Boots Group PLC New	125,271	1,565,965
BP PLC	315,400	3,622,138
Bradford & Bingley PLC	354,800	3,077,539
BT Group PLC	1,506,500	5,810,640
Dairy Crest Group PLC	103,400	856,921
DSG International PLC	975,600	3,127,303
FirstGroup PLC	253,000	1,867,049
GKN PLC *	522,300	3,017,266
GlaxoSmithKline PLC	59,500	1,555,806
Hanson PLC	140,800	1,844,488
HBOS PLC	364,700	6,089,211
Imperial Chemical Industries PLC	520,100	3,126,546
Interserve PLC	211,618	1,404,487
Legal & General PLC	716,300	1,767,198
Lloyds TSB Group PLC	689,500	6,594,676
Mitchells & Butlers PLC	301,700	2,508,182
Northern Foods PLC	417,900	707,911
Northumbrian Water Group PLC	450,000	1,866,628
Old Mutual PLC*	1,061,300	3,710,871
Pilkington PLC	1,084,700	3,052,998
Royal Dutch Shell PLC (Class “B” Stock)	246,900	8,030,245
Scottish Power PLC	388,600	3,929,413
Shanks Group PLC	501,400	1,541,911
Tate & Lyle PLC	212,300	2,106,143
Taylor Woodrow PLC	396,200	2,780,979
TT Electronics PLC*	327,500	981,527
Viridian Group PLC	91,890	1,567,767

		98,890,687

TOTAL COMMON STOCKS (cost $343,404,328)		424,405,887

	Units
RIGHTS* — 0.6%
Chemicals
Syngenta AG	34,200	2,424,550

TOTAL LONG-TERM INVESTMENTS (cost $345,209,694)		426,830,437

	Shares
SHORT-TERM INVESTMENT — 0.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $616,773)(w)	616,773	616,773

SP LSV INTERNATIONAL VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

TOTAL INVESTMENTS — 99.1% (cost $345,826,467)(p)	427,447,210
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%	3,904,005

NET ASSETS — 100.0%	$431,351,215

The following abbreviations are used in portfolio descriptions:

ADR    American Depositary Receipt

*	Non-income producing security.
(p)	The United States federal income tax basis of the Portfolio’s investments was $345,848,792; accordingly, net unrealized appreciation on investments for federal income tax purposes was $81,598,418 (gross unrealized appreciation - $87,708,049; gross unrealized depreciation - $6,109,631). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of long-term portfolio holdings, short-term investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2006 was as follows:

Financial - Bank & Trust	25.0%
Oil, Gas & Consumable Fuels	11.8%
Automotive Parts	8.0%
Insurance	6.9%
Telecommunications	6.1%
Utilities	5.2%
Metals & Mining	5.1%
Chemicals	4.7%
Pharmaceuticals	2.9%
Electronic Components	2.5%
Building Materials	2.2%
Retail & Merchandising	2.0%
Machinery & Equipment	1.7%
Diversified Operations	1.6%
Forest Products&Paper	1.2%
Transportation	1.2%
Foods	1.1%
Office Equipment	1.1%
Clothing & Apparel	0.9%
Forest Products&Paper	0.9%
Agricultural Operations	0.8%
Consumer Products & Services	0.7%
Aerospace	0.7%
Business Services	0.7%
Construction	0.6%
Airlines	0.6%
Medical Supplies & Equipment	0.6%
Beverages	0.6%
Entertainment Software	0.5%
Entertainment & Leisure	0.4%
Environmental Services	0.4%
Semiconductors	0.3%
Affiliated Money Market Mutual Fund	0.1%

99.1%
Other assets in excess of liabilities	0.9%

Total	100.0%

SP MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
COMMON STOCKS
Advertising — 1.2%
Monster Worldwide, Inc.*	38,000	$1,894,680

Automobile Manufacturers — 1.0%
Thor Industries, Inc.*	30,600	1,632,816

Biotechnology — 1.0%
Applera Corp. - Applied Biosystems Group*(a)	57,000	1,546,980

Broadcasting — 1.6%
Univision Communications, Inc. (Class “A” Stock)*	24,602	848,031
XM Satellite Radio Holdings, Inc. (Class “A” Stock)*(a)	75,200	1,674,704

		2,522,735

Chemicals — 0.2%
Airgas, Inc.	4,300	168,087
Rohm & Haas Co.	4,000	195,480

		363,567

Clothing & Apparel — 1.0%
Coach, Inc.*	44,500	1,538,810

Commercial Banks — 0.2%
North Fork Bancorp, Inc.	12,500	360,375

Commercial Services — 5.6%
Alliance Data Systems Corp.*(a)	17,900	837,183
Corporate Executive Board Co. (The)	18,100	1,826,290
Equifax, Inc.	41,000	1,526,840
Laureate Education, Inc.*(a)	29,000	1,548,020
Pharmaceutical Product Development, Inc.	52,000	1,799,720
Weight Watchers Intl., Inc.*	26,400	1,356,960

		8,895,013

Communication Equipment — 2.7%
F5 Networks, Inc.*	60,200	4,363,898

Computer Hardware — 6.7%
Affiliated Computer Services, Inc. (Class “A” Stock)*	6,200	369,892
Apple Computer, Inc.*	77,600	4,867,072
Perot Systems Corp. (Class “A” Stock)*	10,700	166,492
Sandisk Corp.*	23,500	1,351,720
Seagate Technology*(a)	92,000	2,422,360
Western Digital Corp.*	79,000	1,534,970

		10,712,506

Computer Services & Software — 5.4%
Activision, Inc.*	—	5
BEA Systems, Inc.*	21,900	287,547
BMC Software, Inc.*	71,300	1,544,358
Compuware Corp.*	153,700	1,203,471
Fiserv, Inc.*	10,300	438,265
Red Hat, Inc.*(a)	70,000	1,958,600
Synopsys, Inc.*	144,000	3,218,400

		8,650,646

Construction — 0.9%
Shaw Group, Inc.*	46,000	1,398,400

Consumer Products & Services — 0.9%
Scotts Co. (The) (Class “A” Stock)	33,000	1,510,080

Distribution/Wholesale — 0.3%
WESCO International, Inc.*	7,500	510,075

Diversified Manufacturing Operations — 0.3%
Textron, Inc.	5,300	494,967

Drugs & Healthcare — 1.9%
ARAMARK Corp. (Class “B” Stock)	10,700	316,078
Express Scripts, Inc.*	31,200	2,742,480

		3,058,558

Electronic Components — 0.5%
Amphenol Corp.(Class “A” Stock)	4,400	229,592
Harman International Industries, Inc.	1,300	144,469
L-3 Communications Holdings, Inc.	3,100	265,949
PerkinElmer, Inc.	8,800	206,536

		846,546

Energy Equipment & Services — 1.6%
Maverick Tube Corp.*	48,400	2,564,716

Financial Services — 9.4%
Affiliated Managers Group, Inc.*(a)	4,450	474,414
Chicago Mercantile Exchange Holdings, Inc.	3,450	1,543,875
CIT Group, Inc.	16,300	872,376
Jefferies Group, Inc.	59,500	3,480,750
Nasdaq Stock Market, Inc.*(a)	84,000	3,363,360
Nuveen Investments, Inc. (Class “A” Stock)	7,900	380,385
Price, (T. Rowe) Group, Inc.	18,300	1,431,243
SLM Corp.	2,600	135,044
TD Ameritrade Holding Corp.	162,700	3,395,549

		15,076,996

Food — 0.9%
Whole Foods Market, Inc.	22,000	1,461,680

Healthcare Services — 2.8%
Caremark Rx, Inc.*	8,500	418,030
Cerner Corp.*(a)	7,600	360,620
Community Health Systems, Inc.*	37,500	1,355,625
Humana, Inc.*	37,500	1,974,375
Omnicare, Inc. (a)	4,500	247,455
Triad Hospitals, Inc.*	3,600	150,840

		4,506,945

Hotels, Restaurants & Leisure — 1.3%
International Game Technology	7,100	250,062
Marriott International, Inc. (Class “A” Stock)	20,500	1,406,300
Royal Caribbean Cruises Ltd.	8,100	340,362

		1,996,724

Insurance — 1.2%
Assurant, Inc.	40,200	1,979,850

Internet Services — 6.0%
Checkfree Corp.*	53,500	2,701,750
eBay, Inc.	79,000	3,085,740
Netease.com, Inc., ADR (China)*(a)	68,000	1,668,720
TIBCO Software, Inc.*	24,100	201,476
ValueClick, Inc.*	117,000	1,979,640

		9,637,326

IT Services — 1.7%
Electronic Data Systems Corp.	98,000	2,629,340

Machinery & Equipment — 4.4%
JLG Industries, Inc.	165,600	5,098,824
Rockwell Automation, Inc.	26,200	1,884,042

		6,982,866

Manufacturing — 1.0%
Harsco Corp.	19,600	1,619,352

Medical Supplies & Equipment — 2.0%
Advanced Medical Optics*(a)	7,800	363,792
Cytyc Corp.*	16,100	453,698
Fisher Scientific International, Inc.*(a)	7,600	517,180
Kyphon, Inc.*	7,600	282,720
Techne Corp.*	25,900	1,557,626

		3,175,016

Metals & Mining — 1.6%
Precision Castparts Corp.	44,000	2,613,600

Oil, Gas & Consumable Fuels — 7.1%
Amerada Hess Corp.	13,000	1,851,200
BJ Services Co.	92,200	3,190,120
ENSCO International, Inc.	5,700	293,265
Nabors Industries Ltd.*(a)	49,200	3,521,736
Newfield Exploration Co.*	28,000	1,173,200
Williams Cos., Inc.	59,000	1,262,010

		11,291,531

Pharmaceuticals — 2.5%
Barr Pharmaceuticals, Inc.*	28,000	1,763,440
Genzyme Corp.*	20,300	1,364,566
MedImmune, Inc.*	8,800	321,904
Teva Pharmaceutical Industries Ltd., ADR (Israel)	7,364	303,250
Valeant Pharmaceuticals International.	11,200	177,520

		3,930,680

Real Estate — 0.9%
Potash Corp. of Saskatchewan, Inc. (Canada)	15,700	1,383,013

Retail & Merchandising — 4.8%
Bed Bath & Beyond, Inc.*	7,100	272,640
Best Buy Co., Inc.	7,950	444,644
Cheesecake Factory, Inc. (The)*	40,000	1,498,000
Nordstrom, Inc.	81,000	3,173,580
Office Depot, Inc.*	49,000	1,824,760
Staples Inc.*	19,950	509,124

		7,722,748

School — 0.1%
Career Education Corp.*(a)	3,900	147,147

Semiconductors — 9.7%
Advanced Mirco Devices, Inc.*	80,000	2,652,800
KLA-Tencor Corp.	8,100	391,716
Marvell Technology Group Ltd. (Bermuda)*	33,500	1,812,350
MEMC Electronic Materials, Inc.*(a)	92,500	3,415,100
National Semiconductor Corp.	58,300	1,623,072
NVIDIA Corp.*(a)	97,100	5,559,946

		15,454,984

Telecommunications — 8.5%
Amdocs Ltd.*	7,000	252,420
America Movil, ADR Series L (Mexico)	40,200	1,377,252
American Tower Corp., (Class “A” Stock) (a)	61,500	1,864,680
Harris Corp. (a)	83,200	3,934,528
NII Holdings, Inc.*	61,200	3,608,964
Tellabs, Inc.*	160,000	2,544,000

		13,581,844

Utilities — 1.1%
Consol Energy, Inc.	21,200	1,572,192
DPL, Inc. (a)	7,100	191,700

		1,763,892

TOTAL LONG-TERM INVESTMENTS (cost $128,114,530)		159,820,902

SHORT-TERM INVESTMENT — 16.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $26,233,452; includes $25,593,490 of cash collateral for securiteis on loan)(b)(w)	26,233,452	26,233,452

TOTAL INVESTMENTS — 116.4% (cost $154,347,982)(p)		186,054,354
LIABILITIES IN EXCESS OF OTHER ASSETS — (16.4)%		(26,220,816)

NET ASSETS — 100.0%		$159,833,538

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $24,739,347; cash collateral of $25,593,490 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Portfolio’s investments was $154,445,096; accordingly, net unrealized appreciation on investments for federal income tax purposes was $31,609,258 (gross unrealized appreciation - $33,570,679; gross unrealized depreciation - $1,961,421). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SP PIMCO TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Moody’s Ratings		Interest Rate	Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS — 80.2%
ASSET-BACKED SECURITIES — 1.4%
Countrywide Asset-Backed Certificates, Series 2006-SD1, Class A1 144A	AAA	(d)	5.049%	02/25/36	$5,226		$5,228,572
Honda Auto Receivables Owner Trust, Series 2006-1, Class A2	Aaa		5.10%	09/18/08	15,400		15,392,777

TOTAL ASSET-BACKED SECURITIES (Cost $ 20,625,623)							20,621,349

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.0%
Argent Securities Inc., Series 2005-W3, Class A2A	Aaa		5.059%	11/25/35	5,570		5,571,480
Banc of America Mortgage Securities, Series 2004-2, Class 5A1	Aaa		6.50%	10/25/31	312		314,831
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-05, Class 6 A	Aaa		5.925%	06/25/32	305		303,427
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	Aaa		5.618%	02/25/33	562		557,928
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2	Aaa		5.415%	05/25/35	4,831		4,789,275
Brazos Student Loan Finance Corp., Series 1998-A, Class A2	Aaa		4.93%	06/01/23	114		114,758
Commercial Mortgage Pass Through Certificates, Series 2005-F10A, Class Moa1 144A	Aaa		5.081%	03/15/20	12,400		12,398,388
Conseco Finance Securitizations Corp., Series 2001-4, Class A3	Ba1		6.09%	09/01/33	2,933		2,935,557
Federal National Mortgage Assoc., Series 2001-29, Class Z	Aaa		6.50%	07/25/31	366		370,243
First Nationwide Trust, Series 2001-4, Class 3A10	AAA	(d)	8.50%	09/25/31	—	(r)	435
Fremont Home Loan Trust, Series 2005-E, Class 2A1	Aaa		4.908%	01/25/36	12,974		12,984,296
Government Lease Trust, Series 1999-C1A, Class B2 144A	AAA	(d)	4.00%	05/18/11	1,500		1,413,971
Government National Mortgage Assoc., Series 2000-14, Class F	Aaa		5.56%	02/16/30	29		29,674
Government National Mortgage Assoc., Series 2005-AR6, Class 2A1	Aaa		4.54%	09/25/35	7,115		6,951,494
Homeside Mortgage Securities Trust, Series 2001-1, Class A (Australia)(l)	Aaa		4.791%	01/20/27	53		52,110
Indymac ARM Trust, Series 2001-H2, Class A1	Aaa		5.167%	01/25/32	17		16,860
Master Asset Securitization Trust, Series 2003-7, Class 1A2	AAA	(d)	5.50%	09/25/33	2,851		2,769,544
Mellon Residential Funding Corp., Series 1999-TBC2, Class A3	AAA	(d)	4.35%	07/25/29	37		37,057
Quest Trust, Series 2004-X2, Class A1 144A	Aaa		5.519%	06/25/34	997		999,582
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1	Aaa		6.50%	03/25/32	771		770,545
Washington Mutual, Inc. Series 2003-AR1, Class 2A	Aaa		5.462%	02/25/33	209		207,889
Washington Mutual, Inc., Series 2002-AR2, Class A	Aaa		4.597%	02/27/34	1,350		1,324,820
Washington Mutual, Inc., Series 2003-R1, Class A1	Aaa		5.229%	12/25/27	14,394		14,384,152
Washington Mutual, Inc., Series 2005-AR13, Class A1A1	Aaa		5.249%	10/25/45	7,622		7,658,161

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $77,235,657)							76,956,477

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS — 14.2%
Airlines
United Air Lines, Inc., Pass Thru Certificates	NR	9.21%	01/21/17	$136	$17,693

Automobile Manufacturers — 1.5%
DaimlerChrysler NA Holding Corp., Co. Gtd. Notes (c)	A3	5.10%	03/07/07	11,300	11,304,034
DaimlerChrysler NA Holding Corp., Co. Gtd. Notes (c)	A3	5.33%	03/13/09	3,500	3,500,609
DaimlerChrysler NA Holding Corp., Co. Gtd. Notes	A3	6.40%	05/15/06	6,100	6,107,021
DaimlerChrysler NA Holding Corp., Notes (c)	A3	5.715%	08/08/06	1,700	1,704,148

					22,615,812

Diversified — 1.0%
General Electric Co., Unsec`d. Notes (c)	Aaa	4.91%	12/09/08	15,232	15,224,704

Diversified Financial Services — 0.4%
Oasis CBO Ltd., Sr. Notes (Cayman Islands) (c)	Aa1	4.955%	05/30/11	2,939	2,928,339
Preferred Term Securities Ltd., Sr. Notes (c),(g)	Aaa	5.93%	12/23/31	4,000	4,025,000

					6,953,339

Electronic Components — 0.3%
PPL Capital Funding, Inc., Gtd. Notes	Baa3	7.29%	05/18/06	4,400	4,408,316

Environmental Services — 0.2%
Waste Management, Inc., Notes	Baa3	7.00%	10/15/06	2,775	2,799,170

Financial - Bank & Trust — 4.5%
Goldman Sachs Group, Inc., Notes (c)	Aa3	5.025%	12/22/08	15,300	15,301,668
HSBC Bank USA NA, Sr. Notes (c)	Aa2	5.00%	09/21/07	4,300	4,307,443
Rabobank Nederland 144A (Netherlands)(c),(l)	Aaa	4.622%	01/15/09	6,700	$6,698,566
Resona Bank Ltd., Notes 144A	Baa1	5.85%	09/29/49	4,000	3,881,316
Royal Bank of Scotland Group PLC, Sr. Notes 144A (United Kingdom)(c),(l)	Aa2	4.93%	12/21/07	23,000	23,002,668
Santander US Debt SA Unipersonal, Co. Gtd. Notes 144A (c)	Aa3	4.77%	02/06/09	15,500	15,496,078

					68,687,739

Financial Services — 4.9%
Citigroup, Inc., Unsec’d. Notes (c)	Aa1	4.70%	01/30/09	15,600	15,594,150
European Investment Bank, Notes (Japan)	Aaa	3.00%	09/20/06	JPY 106,000	912,235
Ford Motor Credit Co., Notes	Ba2	5.70%	01/15/10	1,300	1,153,650
General Electric Capital Corp., Sr. Unsec’d. Notes (Japan)	Aaa	1.40%	11/02/06	JPY 469,000	4,012,855
Morgan Stanley, Sr. Notes (c)	Aa3	4.83%	02/09/09	15,400	15,412,412
Morgan Stanley, Sr. Notes 144A	NR	5.079%	08/03/06	29,800	29,800,000
Pemex Project Funding Master Trust, Co. Gtd. Notes	Baa1	7.375%	12/15/14	300	320,250
Pemex Project Funding Master Trust, Co. Gtd. Notes	Baa1	8.625%	02/01/22	500	590,000
Pemex Project Funding Master Trust, Co. Gtd. Notes	Baa1	9.125%	10/13/10	2,000	2,250,000
Pemex Project Funding Master Trust, Co. Gtd. Notes	Baa1	9.25%	03/30/18	1,700	2,091,000
Petroleum Export-Cayman, Sr. Notes 144A (Cayman Islands)	Baa1	5.265%	06/15/11	2,458	2,401,304
Simsbury CLO Ltd., Sec’d. Notes 144A (Cayman Islands) (c)	Aaa	5.669%	09/24/11	368	367,351

					74,905,207

Oil, Gas & Consumable Fuels — 0.1%
El Paso Corp., Sr. Notes	Caa1	7.00%	05/15/11	$200	$200,750
El Paso Corp., Sr. Notes	Caa1	7.80%	08/01/31	1,050	1,055,250

					1,256,000

Paper & Forest Products — 0.2%
Georgia-Pacific Corp., Notes	B2	7.75%	11/15/29	3,000	2,940,000

Telecommunications — 1.1%
BellSouth Corp., Notes 144A (c)	A2	4.196%	04/26/07	6,100	6,096,389
Qwest Corp., Notes	Ba3	8.875%	03/15/12	1,650	1,843,875
Qwest Corp., Sr. Notes	Ba3	7.625%	06/15/15	7,000	7,490,000
Verizon Global Funding Corp., Bonds	A3	5.85%	09/15/35	2,500	2,242,360

					17,672,624

TOTAL CORPORATE BONDS (cost $216,965,293)					217,480,604

FOREIGN GOVERNMENT BONDS — 3.1%
Federal Republic of Brazil (Brazil)(l)	B1	4.25%	04/18/06	280	277,200
Federal Republic of Brazil (Brazil)(l)	B1	4.313%	04/15/09	144	143,812
Federal Republic of Brazil (Brazil)(l)	Ba3	7.125%	01/20/37	200	196,000
Federal Republic of Brazil (Brazil)(l)	Ba3	7.875%	03/07/15	75	80,962
Federal Republic of Brazil(l)	Ba3	8.875%	10/14/19- 04/15/24	350	404,425
Federal Republic of Brazil (Brazil)(l)	Ba3	11.00%	08/17/40	5,800	7,441,400
Federal Republic of France (France)	Aaa	4.00%	12/31/49	EUR 1,400	1,703,556
Federal Republic of Germany (Germany)	Aaa	5.625%	01/04/28	EUR 1,500	2,238,213
Federal Republic of Italy (Italy)	Aa2	0.375%	10/10/06	JPY 100,000	850,934
Federal Republic of Panama (Panama)(l)	Ba1	8.875%	09/30/27	750	911,250
Federal Republic of Peru (Peru)(l)	Ba3	9.125%	01/15/08	400	420,000
Federal Republic of Peru (Peru)(l)	Ba3	9.875%	02/06/15	2,500	2,950,000
Russian Federation (Russia)(l)	Baa2	5.00%	03/31/30	10,750	11,794,900
United Kingdom Treasury Stock (United Kingdom)	Aaa	4.75%	06/07/10	GBP 8,800	15,462,510
United Kingdom Treasury Stock (United Kingdom)	Aaa	5.75%	12/07/09	GBP 1,700	3,079,417

TOTAL FOREIGN GOVERNMENT BONDS (cost $45,838,545)					47,954,579

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Moody’s Ratings		Interest Rate	Maturity Date	Principal Amount (000)	Value
MUNICIPAL BONDS — 1.8%
Chicago Illinois Project & Refunding General Obligation Bond, Series A	Aaa		5.00%	01/01/15	$300	$315,255
City & County of Honolulu HI, Series 1115 144A	NR		6.57%	07/01/23	1,538	1,670,278
County of Clark NV	Aaa		5.00%	06/01/32	3,000	3,076,710
Dallas Independent School District, Series 1073 144A	NR		6.57%	02/15/21	1,000	1,075,020
Georgia State Road & Tollway Authority	Aaa		5.00%	03/01/21	700	733,817
Golden State Tobacco Securitization Corp., Series A1	Baa3		6.25%	06/01/33	2,500	2,701,700
Golden State Tobacco Settlement Revenue Bonds	Baa3		6.75%	06/01/39	2,000	2,240,400
Massachusetts Water Resources Authority, Series 1080 144A	Aaa		6.57%	08/01/32	1,250	1,316,675
New Jersey Economic Development Authority	AAA	(d)	5.00%	09/01/14	2,890	3,093,225
North East Independent School District	Aaa		5.00%	08/01/29	1,000	1,033,660
Pierce County School District No. 3 144A	Aaa		6.57%	12/01/23	1,500	1,618,020
Salt River Project Agricultural Improvement & Power District 144A	AA	(d)	6.07%	01/01/32	1,000	1,015,940
State of South Carolina, Series 1078 144A	NR		6.57%	04/01/17	1,000	1,105,000
Tobacco Settlement Financing Authority, Series 1029 144A	AA-	(d)	7.48%	06/01/15	1,000	1,117,120
Tobacco Settlement Financing Corp.	Baa3		6.125%	06/01/32	1,205	1,268,901
Tobacco Settlement Financing Corp.	Baa3		6.25%	06/01/42	400	422,960
Tobacco Settlement Financing Corp.	Baa3		6.375%	06/01/32	2,000	2,176,320
Triborough Bridge & Tunnel Authority	Aa2		5.00%	11/15/32	1,860	1,912,657

TOTAL MUNICIPAL BONDS (cost $26,506,142)						27,893,658

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 44.3%
Federal Home Loan Mortgage Corp.	4.00%	09/01/18	819	767,455
Federal Home Loan Mortgage Corp.	5.00%	01/01/35-01/01/36	60,331	57,417,507
Federal Home Loan Mortgage Corp.	5.50%	TBA	25,000	24,406,250
Federal National Mortgage Assoc.	4.00%	07/01/18-03/01/20	88,511	82,888,238
Federal National Mortgage Assoc.	4.50%	08/01/33-10/01/35	48,292	44,572,069
Federal National Mortgage Assoc.	4.689%	05/01/36	116	116,514
Federal National Mortgage Assoc.	5.00%	12/01/18-02/01/19	704	688,188
Federal National Mortgage Assoc.	5.00%	TBA	1,400	1,332,625
Federal National Mortgage Assoc.	5.00%	TBA	18,000	17,122,500
Federal National Mortgage Assoc.	5.50%	09/01/32-09/01/35	361,183	353,029,789
Federal National Mortgage Assoc.	5.50%	TBA	69,200	67,534,910
Federal National Mortgage Assoc.	5.50%	TBA	23,500	22,912,500
Federal National Mortgage Assoc.	5.529%	12/01/36	2,633	2,632,560
Federal National Mortgage Assoc.	6.00%	04/01/16-04/01/35	3,106	3,135,737
Government National Mortgage Assoc.	4.375%	04/20/25-05/20/25	71	71,944
Government National Mortgage Assoc.	4.50%	09/15/33	49	45,886
Government National Mortgage Assoc.	4.75%	08/20/24-08/20/27	224	224,896
Government National Mortgage Assoc.	9.00%	07/15/30-08/15/30	3	4,051

TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $697,289,294)				678,903,619

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. TREASURY OBLIGATIONS — 10.4%
U.S. Treasury Bonds	5.50%	08/15/28	$11,600	$12,289,655
U.S. Treasury Bonds	6.125%	08/15/29	19,000	21,783,196
U.S. Treasury Inflationary Bonds, TIPS	1.625%	01/15/15	1,300	1,274,168
U.S. Treasury Inflationary Bonds, TIPS	2.00%	01/15/26	10,300	9,752,755
U.S. Treasury Notes	3.375%	02/15/08	660	642,829
U.S. Treasury Notes	3.625%	01/15/10	5,200	4,985,094
U.S. Treasury Notes	3.75%	05/15/08	7,900	7,730,276
U.S. Treasury Notes	3.875%	05/15/10	3,000	2,893,593
U.S. Treasury Notes	4.00%	04/15/10	1,700	1,648,536
U.S. Treasury Notes	4.25%	10/15/10-01/15/11	69,400	67,679,401
U.S. Treasury Notes	6.50%	11/15/26	1,500	1,772,226
U.S. Treasury Notes	6.625%	02/15/27	5,500	6,595,705
U.S. Treasury Notes	8.125%	08/15/19	7,800	10,121,717
U.S. Treasury Notes	8.875%	08/15/17	5,100	6,809,693
U.S. Treasury Strips	Zero	11/15/16-02/15/22	8,300	3,896,021

TOTAL U.S. TREASURY OBLIGATIONS (cost $163,227,714)				159,874,865

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

		Expiration Date	Shares	Value
RIGHTS *
United Mexican State, Series D (Mexico)		06/30/06	1,000	$14,000
United Mexican State, Series E (Mexico)		06/01/07	1,000	25,750

TOTAL RIGHTS (cost $0)				39,750

TOTAL LONG-TERM INVESTMENTS (cost $1,247,688,268)				1,229,724,901

	Interest Rate	Maturity Date	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS — 23.3%
FOREIGN TREASURY OBLIGATIONS — 11.3%
France Treasury Bill (n)	2.427%	04/20/06	EUR 100,000	121,040,258
France Treasury Bill (n)	2.599%	06/29/06	EUR 4,030	4,853,504
France Treasury Bill (n)	2.648%	07/06/06	EUR 1,680	2,022,075
German Treasury Bill (n)	2.513%	06/14/06	EUR 36,850	44,431,406
German Treasury Bill (n)	2.74%	08/16/06	EUR 1,600	1,919,484

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $171,840,794)				174,266,727

COMMERCIAL PAPER — 8.2%
Danske Corp. 144A	4.42%	04/06/06	$4,800	4,797,074
Danske Corp. 144A	4.515%	04/26/06	600	598,143
Danske Corp. 144A	4.74%	06/08/06	39,800	39,446,839
Danske Corp. 144A	4.83%	06/26/06	1,500	1,482,955
Skandi Ensk Bank 144A	4.445%	04/10/06	31,700	31,663,703
UBS Finance, Inc.	4.44%	04/10/06	42,500	42,451,656
UBS Finance, Inc.	4.48%	05/10/06	4,100	4,079,884
Westpac Bank 144A	4.44%	04/10/06	1,100	1,098,749

TOTAL COMMERCIAL PAPER (cost $125,618,000)				125,619,003

			Shares	Value
AFFILIATED MONEY MARKET MUTUAL FUND — 2.5%
Dryden Core Investment Fund - Taxable Money Market Series (w)			39,036,377	39,036,377

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. TREASURY OBLIGATIONS (k) — 0.6%
U.S. Treasury Bills	4.476%	06/01/06	$420	416,927
U.S. Treasury Bills	4.49%	06/01/06	320	317,659
U.S. Treasury Bills	4.50%	06/15/06	5,110	5,063,693
U.S. Treasury Bills	4.501%	06/15/06	760	753,113
U.S. Treasury Bills	4.505%	06/01/06	450	446,708
U.S. Treasury Bills	4.507%	06/15/06	640	634,201
U.S. Treasury Bills	4.51%	06/01/06	500	496,342
U.S. Treasury Bills	4.532%	06/15/06	640	634,200
U.S. Treasury Bills	4.56%	06/15/06	140	138,731

TOTAL U.S. TREASURY OBLIGATIONS (cost $8,898,710)				8,901,574

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
CERTIFICATES OF DEPOSIT — 0.5%
Countrywide Bank NA	4.75%	09/15/06	$7,500	$7,499,632

			Contracts/ Notional Amount	Value
OUTSTANDING OPTIONS PURCHASED* — 0.2%
Call Options — 0.1%
Eurodollar Futures, expiring 06/19/06, Strike Price $95.25			6,810	4,256
Swap Option on 3 Month LIBOR , expiring 04/27/09 @ 5.75%			9,800,000	853,188
Swap Option on 3 Month LIBOR , expiring 05/02/08 @5.75%			7,800,000	618,228
Swap Option on 3 Month LIBOR , expiring 08/08/06 @4.75%			18,200,000	6,206
Swap Option on 3 Month LIBOR , expiring 10/11/06 @4.25%			441,000,000	2,778
Swap Option on 3 Month LIBOR , expiring 10/18/06 @4.50%			90,100,000	25,318
Swap Option on 3 Month LIBOR, expiring 05/02/06 @4.75%			81,200,000	163
Swap Option on 3 Month LIBOR, expiring 08/07/06 @4.75%			72,000,000	24,192
Swap Option on 3 Month LIBOR, expiring 10/12/06 @4.25%			415,000,000	2,656
Swap Option on 3 Month LIBOR, expiring 10/25/06 @4.25%			54,100,000	4,490
Swap Option on 6 Month LIBOR , expiring 06/12/06 @4.65%			26,500,000	18,233

				1,559,708

Put Options — 0.1%
Eurodollar Futures, expiring 06/19/06, Strike Price $94.50			24,910	15,569
Eurodollar Futures, expiring 09/18/06, Strike Price $92.50			1,160	725
Eurodollar Futures, expiring 12/18/06, Strike Price $91.75			2,200	1,375
Eurodollar Futures, expiring 12/18/06, Strike Price $92.00			4,170	2,606
Swap Option on 3 Month LIBOR, expiring 04/27/09 @6.00%			13,100,000	494,106
Swap Option on 3 Month LIBOR, expiring 05/05/06 @6.00%			4,500,000	123,876
Swap Option on 3 Month LIBOR, expiring 09/18/06 @4.25%			116,000,000	482,122

				1,120,379

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $4,204,246)				2,680,087

TOTAL SHORT-TERM INVESTMENTS (cost $357,097,787)				358,003,400

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—103.5%
(cost $1,604,786,055)(p)				1,587,728,301

	Interest Rate	Maturity Date	Principal Amount (000)	Value
INVESTMENTS SOLD SHORT — (13.6)%
SHORT SALES — (13.6)%
Federal National Mortgage Assoc.	5.50%	TBA	$13,200	(13,117,500)
Federal National Mortgage Assoc.	6.00%	TBA	3,000	(2,999,064)
U.S. Treasury Bonds	4.50%	02/28/11	1,750	(1,724,502)
U.S. Treasury Bonds	9.00%	11/15/18	950	(1,300,758)
U.S. Treasury Notes	3.625%	05/15/13	62,400	(57,827,266)
U.S. Treasury Notes	3.875%	09/15/10	4,520	(4,347,851)
U.S. Treasury Notes	4.25%	05/15/14	4,000	(3,823,124)
U.S. Treasury Notes	4.25%	11/15/14	2,100	(2,010,011)
U.S. Treasury Notes	4.375%	08/15/12	85,700	(83,473,771)
U.S. Treasury Notes	4.75%	05/15/14	23,000	(22,798,750)
United Kingdom Gilt	4.75%	06/07/10	EUR 8,800	(15,462,510)

TOTAL INVESTMENTS SOLD SHORT (cost $210,050,709)				(208,885,107)

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Contracts/ Notional Amount	Value
OUTSTANDING OPTIONS WRITTEN* — (0.1)%
CALL OPTIONS
Eurodollar Futures, expiring 06/19/06 @ Strike Price $95.50	13,620	$(8,513)
Swap Option on 3 Month LIBOR, expiring 05/02/06 @ 4.78%	35,000,000	(385)
Swap Option on 3 Month LIBOR, expiring 06/12/06 @ 4.65%	71,000,000	(28,471)
Swap Option on 3 Month LIBOR, expiring 08/07/06 @ 4.78%	31,000,000	(29,233)
Swap Option on 3 Month LIBOR, expiring 08/08/06 @ 4.78%	7,800,000	(7,472)
Swap Option on 3 Month LIBOR, expiring 10/11/06 @ 4.30%	19,000,000	(4,085)
Swap Option on 3 Month LIBOR, expiring 10/12/06 @ 4.30%	1,780,000,000	(3,898)
Swap Option on 3 Month LIBOR, expiring 10/18/06 @ 4.56%	38,700,000	(33,940)
Swap Option on 3 Month LIBOR, expiring 10/25/06 @ 4.32%	35,300,000	—
Swap Option on 3 Month LIBOR, expiring 10/25/06 @ 4.32%	23,300,000	(7,060)

TOTAL CALL OPTIONS (premiums received $2,595,486)		(123,057)

PUT OPTIONS
Swap Option on 3-Month LIBOR Interest Rate Swap, expiring 07/03/06 @ 6.00%	35,300,000	(19,768)
U.S. Treasury Note Futures, expiring 05/26/06, Strike Price $110	3,250	(538,281)

TOTAL PUT OPTIONS (premiums received $1,268,435)		(558,049)

TOTAL OUTSTANDING OPTIONS WRITTEN (premiums received $3,863,921)		(681,106)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—89.8%
(premiums received $1,390,871,425)		1,378,162,088
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES(x) — 10.2%		156,037,153

NET ASSETS — 100.0%		$1,534,199,241

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NR	Not Rated by Moodys or Standard & Poor’s
TBA	Securities Purchased on a Forward Commitment Basis
TIPS	Treasury Inflation Protected Securities

*	Non-income producing security.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(k)	Securities or a portion thereof with an aggregate market value of $8,901,574 have been segregated to cover margin requirements for futures contracts open at March 31, 2006.

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at March 31, 2006	Unrealized Appreciation (Depreciation)

Long Positions:
1,779	Euro Dollar	Sep 06	$423,283,213	$421,333,913	$(1,949,300)
1,921	Euro Dollar	Dec 06	455,492,913	455,012,863	(480,050)
665	Euro Dollar	Mar 07	157,791,700	157,596,688	(195,012)
549	Euro Dollar	Sep 07	130,380,638	130,195,350	(185,288)
67	Euro Dollar	Dec 07	15,897,425	15,889,050	(8,375)
4,387	U.S. Treasury 5 Year Note	Jun 06	461,130,141	458,167,313	(2,962,828)
808	U.S. Treasury 10 Year Note	Jun 06	86,422,531	85,963,625	(458,906)

					(6,239,759)
Short Positions:
186	German Government 10 Year Bond	Jun 06	26,737,585	26,410,747	326,838
23	U.S. Treasury 30 Year Bond	Jun 06	2,587,680	2,510,594	77,086

					403,924

					$(5,835,835)

(l)	US$ Denominated Foreign Bonds.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Fund’s investments was $1,605,691,239; accordingly, net unrealized depreciation on investments for federal income tax purposes was $17,962,938 (gross unrealized appreciation - $8,608,254; gross unrealized depreciation - $26,571,192). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(r)	Less than 1,000 par.
(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on interest rate, credit default swaps and forward foreign currency contracts as follows:

Interest rate/credit default swap agreements outstanding at March 31, 2006:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc (1)	12/15/31	EUR3,000,000	5.50%	6 month LIBOR	$(643,087)
Bank of America, N.A. (2)	06/15/35	$5,300,000	6.00%	3 month LIBOR	(138,216)
Barclays PLC (2)	12/15/14	EUR4,100,000	4.00%	6 month LIBOR	(17,211)
Morgan Stanley (2)	12/15/14	EUR35,800,000	4.00%	6 month LIBOR	(160,893)
Barclays Capital PLC (2)	06/18/34	GBP400,000	5.00%	6 month LIBOR	(27,869)
Morgan Stanley (1)	06/21/36	$18,000,000	5.00%	3 month LIBOR	(1,110,674)
UBS AG (1)	10/15/10	EUR1,400,000	2.1455%	FRC - Excluding Tobacco - Non Revised Consumer Price Index	5,007
Merrill Lynch & Co. (2)	06/15/15	JPY830,000,000	1.50%	6 month LIBOR	281,802
UBS AG (1)	06/21/08	$110,000,000	5.00%	3 month LIBOR	(375,535)
Bank of America, N.A. (1)	06/21/11	$35,100,000	5.00%	3 month LIBOR	(479,403)
Bank of America, N.A. (1)	06/21/16	$19,300,000	5.00%	3 month LIBOR	(509,989)
JPMorgan Chase Bank (1)	06/21/11	$2,700,000	5.00%	3 month LIBOR	(32,191)
Barclays Capital (1)	06/15/15	JPY340,000,000	1.50%	6 month LIBOR	116,325
Barclays Capital (1)	09/15/10	GBP8,000,000	5.00%	6 month LIBOR	(26,373)

					$(3,118,307)

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Depreciation
Morgan Stanley & Co. (1)	12/20/08	2,700,000	0.26%	Allstate Corp., 6.125%, due 2/15/12	$(11,914)
Merrill Lynch & Co. (1)	12/20/08	1,400,000	0.32%	Ingersoll-Rand Corp., 6.48%, due 6/1/25	(9,143)
Morgan Stanley & Co. (1)	12/20/08	1,600,000	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(3,781)
Barclays Bank PLC.(1)	12/20/08	2,300,000	0.16%	Eli Lilly & Co., 6.00%, due 3/15/12	(7,907)
Bank of America Securities LLC. (1)	12/20/08	1,700,000	0.16%	E.I Dupont de Nemours & Co., 6.50%, due 10/15/09	(713)
Bear Stearns International Ltd. (1)	12/20/08	2,200,000	0.32%	Hewlett Packard Co., 6.50%, due 7/12/12	(13,371)
Lehman Brothers, Inc. (1)	12/20/08	2,100,000	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(5,066)
Lehman Brothers, Inc. (1)	12/20/08	2,200,000	0.12%	Home Depot, Inc., 5.375%, due 04/1/06	(4,743)
Citigroup (1)	12/20/08	1,700,000	0.29%	FedEx Corp. 7.25%, due 2/15/11	(7,499)
Lehman Brothers, Inc. (1)	12/20/08	1,100,000	0.29%	Whirlpool Corp.,8.60%, due 5/1/10	(2,212)
Citigroup (1)	12/20/08	2,200,000	0.28%	Eaton Corp., 5.75%, due 7/15/12	(10,604)
Merrill Lynch & Co. (1)	12/20/08	600,000	0.22%	Gannett Co., Inc., 6.375%, due 8/10/09	(542)
Citigroup (1)	12/20/08	3,600,000	0.14%	Walmart Stores, Inc.,6.875%, due 8/10/09	(9,606)
UBS AG(1)	12/20/08	3,200,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(3,675)
Lehman Brothers, Inc. (1)	12/20/08	700,000	0.24%	Costco Wholesale Corp., 5.50%, due 3/15/07	(2,551)
Lehman Brothers, Inc. (1)	12/20/08	1,200,000	0.30%	Masco Corp., 5.875%, due 7/15/12	(2,174)
Lehman Brothers, Inc. (1)	12/20/08	1,200,000	0.35%	RadioShack Corp., 7.375%, due 5/15/11	6,661
Barclays Bank PLC. (1)	12/20/08	900,000	0.67%	Walt Disney Co. (The), 6.375%, due 3/12/12	(12,631)
Bear Stearns International Ltd. (1)	12/20/08	400,000	1.09%	Capital One Bank, 4.875%, due 5/15/08	(10,060)
Lehman Brothers, Inc. (1)	12/20/08	900,000	0.48%	Northrop & Grumman Corp., 7.125%, due 2/15/11	(9,507)
Lehman Brothers, Inc. (1)	12/20/08	900,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(10,291)
Lehman Brothers, Inc. (1)	12/20/08	900,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(17,975)
Bear Stearns International Ltd. (1)	12/20/08	800,000	0.24%	Deere & Co., 7.85%, due 3/15/07	(3,364)
UBS AG(1)	12/20/08	800,000	0.37%	RadioShack Corp., 7.375%, due 5/15/11	4,034
Bear Stearns International Ltd. (1)	12/20/08	800,000	0.19%	Caterpillar, Inc., 7.25%, due 9/15/09	(2,423)
Morgan Stanley & Co. (1)	12/20/08	300,000	0.26%	Allstate Corp., 6.125%, due 2/15/12	(1,371)
Morgan Stanley & Co. (1)	12/20/08	200,000	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(362)
Lehman Brothers, Inc. (1)	12/20/08	300,000	0.12%	Home Depot, Inc.,5.375%, due 4/1/06	(1,562)
Lehman Brothers, Inc. (1)	12/20/08	100,000	0.29%	Whirlpool Corp.,8.60%, due 5/1/10	(340)
Citigroup (1)	12/20/08	200,000	0.29%	FedEx Corp., 7.25%, due 2/15/11	(678)
Lehman Brothers, Inc. (1)	12/20/08	100,000	0.48%	Northrop & Grumman Corp., 7.125%, due 2/15/11	(1,221)
Lehman Brothers, Inc. (1)	12/20/08	100,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(1,226)
Lehman Brothers, Inc. (1)	12/20/08	300,000	0.11%	Johnson & Johnson, 6.48%, due 5/15/13	(819)
Morgan Stanley & Co. (1)	12/20/08	800,000	0.22%	Emerson Electric Co., 7.125%%, due 8/15/10	(2,095)
Merrill Lynch & Co. (1)	12/20/08	1,600,000	0.35%	Devon Energy Corp., 6.875%, due 9/30/11	(10,133)
Bear Stearns International Ltd. (1)	12/20/08	800,000	0.60%	International Paper Co., 6.75%, due 9/1/11	(6,238)
Merrill Lynch & Co.(1)	12/20/08	800,000	0.27%	Anadarko Petroleum Corp., 5.00%, due 10/1/12	(2,998)
UBS AG(1)	12/20/08	800,000	0.44%	Carnival Corp., 6.15%, due 4/15/08	(6,236)
Morgan Stanley & Co.(1)	12/20/08	800,000	0.42%	Countrywide Home Loans, Inc., 5.625%, due 7/15/09	(4,314)
Merrill Lynch & Co.(1)	12/20/08	800,000	0.28%	Occidental Petoleum Corp., 6.75%, due 1/15/12	(3,286)
UBS AG(1)	12/20/08	800,000	0.44%	Simon Property Group, L.P., 5.45%, due 3/15/13	(6,563)
Morgan Stanley & Co.(1)	12/20/08	800,000	0.53%	The Kroger Co., 4.75%, due 4/15/12	(7,340)
Bear Stearns International Ltd. (1)	12/20/08	1,500,000	0.15%	Walmart Stores, Inc.,6.875%, due 8/10/09	(4,387)
Merrill Lynch & Co. (1)	12/20/08	1,200,000	0.85%	Motorola, Inc, 7.625%, due 11/15/10	(22,936)
Bear Stearns International Ltd. (1)	12/20/08	300,000	0.32%	Hewlett Packard Co., 6.50%, due 7/12/12	(1,500)
Bank of America Securities LLC. (1)	12/20/08	200,000	0.13%	E.I Dupont, 6.875%, due 10/15/09	(147)

Barclays Bank PLC. (1)	12/20/08	300,000	0.16%	Eli Lilly & Co., 6.00%, due 3/15/12	(756)
Lehman Brothers, Inc. (1)	12/20/08	100,000	0.35%	RadioShack Corp., 7.375%, due 5/15/11	267
Lehman Brothers, Inc. (1)	12/20/08	100,000	0.30%	Masco Corp., 5.875%, due 7/15/12	(241)
Barclays Bank PLC. (1)	12/20/08	100,000	0.67%	Walt Disney Co. (The), 6.375%, due 3/12/12	(737)
Lehman Brothers, Inc. (1)	12/20/08	100,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(1,197)
Bear Sterns International Ltd. (1)	12/20/08	100,000	1.09%	Capital One Bank, 4.875%, due 5/15/08	(3,000)
Lehman Brothers, Inc. (1)	12/22/08	100,000	0.24%	Costco Wholesale Corp., 5.50%, due 3/15/07	(431)
Citigroup (1)	12/20/08	300,000	0.28%	Eaton Corp., 5.75%, due 7/15/12	(1,005)
Lehman Brothers, Inc. (1)	6/20/09	6,600,000	0.40%	Peoples Republic of China, 6.80%, due 05/23/11	(47,914)
Bear Stearns International Ltd. (1)	3/20/07	4,500,000	0.62%	Russian Federation, 2.25%, due 03/31/30	13,755
Goldman Sachs (1)	7/25/45	4,500,000	0.54%	ABX.HE.A.06-1 Index	(13,842)
First Boston (1)	7/25/45	25,000,000	0.54%	ABX.HE.A.06-1 Index	(45,651)
Merrill Lynch & Co.(1)	7/25/45	9,000,000	0.54%	ABX.HE.A.06-1 Index	(22,059)
JPMorgan Chase Bank (2)	5/20/07	300,000	0.77%	Russian Federation, 2.25%, due 03/31/30	1,508
Morgan Stanley & Co.(1)	6/20/06	200,000	0.58%	Russian Federation, 2.25%, due 03/31/30	193
Morgan Stanley & Co.(1)	9/20/10	3,300,000	2.70%	Republic of Turkey, 11.875%, due 1/15/30	(164,451)
Lehman Brothers, Inc. (1)	9/20/10	1,000,000	2.26%	Republic of Turkey, 11.875%, due 1/15/30	(32,730)
Lehman Brothers, Inc. (1)	9/20/08	3,000,000	2.47%	Republic of the Phillipines, 8.25% 01/15/14	(100,286)
Lehman Brothers, Inc. (1)	10/20/10	2,500,000	2.11%	Republic of Turkey, 11.875%, due 1/15/30	(67,071)

					$(722,457)

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(2)	Portfolio pays counterparty par in the event that the underlying bond defaults and receives the fixed rate.

Forward foreign currency exchange contracts outstanding at March 31, 2006:

Purchase Contracts

Settlement Month	Type		Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Apr 06	Buy	EUR	13,589,000	$16,579,044	$16,492,656	$(86,388)
Apr 06	Buy	EUR	1,668,706	2,023,306	2,022,232	(1,074)
Apr 06	Buy	EUR	1,361,000	1,647,122	1,651,814	4,692

						$(82,770)

Sale Contracts

Apr 06	Sell	EUR	83,077,000	$102,353,362	$100,846,814	$1,506,548
Apr 06	Sell	EUR	4,004,000	4,838,794	4,859,562	(20,768)
Apr 06	Sell	EUR	1,584,000	1,908,261	1,922,464	(14,203)
Apr 06	Sell	EUR	1,669,000	2,026,208	2,022,589	3,619
May 06	Sell	GBP	1,854,000	3,252,912	3,222,197	30,715
Jun 06	Sell	EUR	59,964,000	72,836,169	73,074,002	(237,833)

						$1,268,078

SP SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS
Aerospace — 0.6%
ARGON ST, Inc.	28,400	$952,252

Agricultural Products & Services — 1.3%
Delta & Pine Land Co.	63,065	1,902,040

Autos - Cars & Trucks — 0.6%
Modine Manufacturing Co.	30,500	899,750

Banking — 1.4%
Texas Capital Banshares, Inc. *	15,900	381,600
Wilshire Bancorp, Inc.	21,000	390,390
Wintrust Financial Corp.	22,800	1,326,276

		2,098,266

Biotechnology — 1.0%
Arena Pharmaceuticals, Inc. *(a)	40,215	728,293
Ariad Pharmaceuticals, Inc.	111,922	736,447

		1,464,740

Building Materials — 1.0%
Drew Industries, Inc.	19,900	707,445
Interline Brands, Inc. *	30,700	774,561

		1,482,006

Chemicals — 1.7%
Cabot Microelectronics Corp. *(a)	25,200	934,920
Rockwood Holdings, Inc. *	36,100	831,022
Spartech Corp.	30,400	729,600

		2,495,542

Commercial Services — 1.5%
Clayton Holdings, Inc. *	6,750	142,290
Healthspring, Inc. *	15,900	295,899
Korn/Ferry International *	39,100	797,249
Navigant Consulting, Inc. *	44,600	952,210

		2,187,648

Commercial Services & Supplies — 3.0%
Corrections Corp. of America *	31,280	1,413,856
H&E Equipment Services, Inc. *	16,700	486,304
Rollins, Inc.	57,700	1,167,848
SCP Pool Corp. (a)	29,329	1,375,823

		4,443,831

Computer Services & Software — 6.2%
ANSYS, Inc. *	41,015	2,220,962
Datastream Systems, Inc. *	146,061	1,494,204
FactSet Research Systems, Inc.	58,758	2,605,918
Kanbay International, Inc.	29,900	456,274
RadiSys Corp. *(a)	74,213	1,473,128
Trident Microsystems, Inc. *	32,350	940,091

		9,190,577

Computers — 0.9%
McData Corp. (Class “A” Stock) (a)	291,006	1,344,448

Construction — 0.2%
Winnebago Industries	12,200	370,148

Consulting — 0.4%
Watson Wyatt Worldwide, Inc. (Class “A” Stock)	19,900	648,342

Consumer Products & Services — 1.7%
Central Garden & Pet Co.	16,400	871,496
Elizabeth Arden, Inc. *	33,100	771,892
Ritchie Bros. Auctioneers, Inc. (Canada)	17,300	856,350

		2,499,738

Distribution/Wholesale — 1.2%
MWI Veterinary Supply, Inc.	13,300	437,570
ScanSource, Inc. *	21,900	1,322,979

		1,760,549

Diversified Financial Services — 0.3%
World Acceptance Corp.	16,700	457,580

Diversified Manufacturing Operations — 3.0%
Actuant Corp. (Class “A” Stock)	42,043	2,573,872
Applied Films Corp.	29,136	566,113
CLARCOR, Inc.	36,000	1,281,600

		4,421,585

Electrical Equipment — 1.8%
Advanced Energy Industries, Inc. *	65,331	923,127
General Cable Corp. *	59,291	1,798,296

		2,721,423

Electronic Components — 1.9%
LoJack Corp. *	29,400	705,012
Methode Electronics, Inc.	38,500	419,265
Universal Electronics, Inc. *	93,799	1,660,242

		2,784,519

Electronics — 1.9%
Coherent, Inc. (a)	49,000	1,720,390
Dolby Laboratories, Inc. (Class “A” Stock) *	56,300	1,176,670

		2,897,060

Entertainment — 0.6%
Vail Resorts, Inc. *	24,300	928,746

Entertainment & Leisure — 0.4%
RC2 Corp.	14,200	565,302

Financial Services — 4.5%
Assured Guaranty Ltd.	19,400	485,000
Boston Private Financial Holdings, Inc.	30,000	1,013,700
Doral Financial Corp.	94,295	1,089,107
Financial Federal Corp. (a)	30,600	896,580
Global Payments, Inc.	28,206	1,495,200
Hilb Rogal & Hobbs Co.	18,000	741,960
ITLA Capital Corp.	8,800	424,336
W.P. Stewart & Co. Ltd.	27,700	583,916

		6,729,799

	Shares	Value
COMMON STOCKS (Continued)
Food — 0.4%
Tootsie Roll Industries, Inc.	19,673	$575,829

Gaming — 1.4%
Shuffle Master, Inc. *(a)	59,444	2,124,529

Health Services — 3.9%
Apria Healthcare Group, Inc. *	24,500	563,010
Centene Corp. *	57,775	1,685,297
Computer Programs & Systems, Inc.	16,600	830,000
Healthways Inc. *	32,705	1,665,993
Horizon Health Corp. *	53,963	1,068,467

		5,812,767

Healthcare-Products — 1.1%
LCA-Vision, Inc.	12,700	636,397
SurModics, Inc. *(a)	24,570	868,795
Sybron Dental Specialties, Inc.	4,600	189,704

		1,694,896

Household Products — 0.5%
ACCO Brands Corp.	30,800	683,760

Instruments—Controls — 0.4%
Photon Dynamics, Inc. *	31,616	592,800

Insurance — 1.7%
American Equity Investment Life Holding Co.	45,100	646,734
Amerisafe, Inc. *	34,200	410,400
Philadelphia Consolidated Holding Co. *	44,804	1,529,609

		2,586,743

Internet Services — 1.8%
Avocent Corp. *	14,700	466,578
eCollege.com, Inc. *(a)	30,435	573,396
Internet Capital Group, Inc. *	52,036	490,179
j2 Global Communications, Inc. (a)	24,700	1,160,900
Online Resources Corp. *	2,300	29,900

		2,720,953

Leisure — 0.6%
International Speedway Corp. (Class “A” Stock)	18,900	962,010

Machinery — 0.6%
Regal-Beloit Corp.	21,100	891,897

Machinery & Equipment — 4.1%
Bucyrus International, Inc. (Class “A” Stock)	70,913	3,417,273
IDEX Corp.	30,800	1,606,836
Middleby Corp. *	12,900	1,079,988

		6,104,097

Media — 2.7%
Emmis Communications Corp. (Class “A” Stock) *	63,200	1,011,200
Entravision Communications Corp. (Class “A” Stock)	106,430	974,899
Journal Communications, Inc. (Class “A” Stock)	57,600	714,240
Meredith Corp.	22,600	1,260,854

		3,961,193

Medical Products — 7.6%
Ameican Medical Systems Holdings, Inc.	67,971	1,529,347
Arrow International, Inc.	17,750	579,893
deCODE genetics, Inc. (a)	102,968	892,733
Dendreon Corp. *(a)	53,214	250,638
DJ Orthopedics, Inc. *	22,762	905,017
ICU Medical, Inc. *	12,600	455,994
K-V Pharmaceutical Co. (Class “A” Stock) *	53,455	1,289,335
Landauer, Inc.	17,800	893,916
Respironics, Inc. *	30,884	1,201,696
STERIS Corp. *	37,000	913,160
Techne Corp. *	11,300	679,582
Thoratec Corp. *	27,679	533,374
Young Innovations, Inc.	34,900	1,274,548

		11,399,233

Metals & Mining — 2.4%
Aleris International, Inc.	74,893	3,600,107

Mineral Resources — 0.4%
AMCOL International Corp.	20,000	576,000

Oil & Gas Equipment & Services — 2.4%
CARBO Ceramics, Inc.	21,000	1,195,110
TETRA Technologies, Inc. *	49,854	2,345,132

		3,540,242

Oil & Gas Exploration/Production — 3.4%
Core Laboratories NV (Netherlands)	17,787	845,772
Hydril *	9,700	756,115
Patterson-UTI Energy, Inc.	41,826	1,336,759
Unit Corp. *	38,883	2,167,727

		5,106,373

Oil, Gas & Consumable Fuels — 0.5%
Berry Petroleum Co. ( Class “A” Stock)	12,000	821,400

Pharmaceuticals — 0.3%
Connectics Corp *	26,470	448,137

Publishing — 0.9%
Courier Corp.	15,100	669,534
Journal Register Co. *	61,100	744,198

		1,413,732

Retail — 5.5%
Build-A-Bear Workshop, Inc. *(a)	28,416	870,950
Cash America International, Inc.	59,967	1,800,209
Genesco, Inc. *(a)	51,503	2,002,952
Red Robin Gourmet Burgers, Inc.	27,525	1,299,180
Ruby Tuesday, Inc.	29,600	949,568

SP SMALL CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Retail (cont’d.)
Steak N Shake Co. (The) *	57,900	$1,221,690

		8,144,549

Retail & Merchandising — 2.6%
Allion Healthcare, Inc. *	29,515	400,223
Guitar Center, Inc. *	42,910	2,046,807
MSC Industrial Direct, Inc. (Class “A” Stock)	27,600	1,490,952

		3,937,982

School — 0.4%
Universal Technical Institute, Inc. *	21,800	656,180

Semi Conductors — 1.2%
ATMI, Inc. *	31,725	958,095
Supertex, Inc. *	20,825	783,437

		1,741,532

Semiconductors & Semiconductor Equipment — 2.2%
Intergrated Device Technology, Inc. (a)	104,857	1,558,175
OYO Geospace Corp. *	28,428	1,676,968

		3,235,143

Software — 0.9%
Netsmart Technologies, Inc. *	43,000	595,980
Per-Se Technologies, Inc. *(a)	25,608	682,709

		1,278,689

Telecommunications — 2.7%
EMS Technologies, Inc. *	36,269	653,930
Ixia *	55,927	797,519
Plantronics, Inc.	40,700	1,442,001
Tekelec *	85,253	1,179,049

		4,072,499

Textiles — 1.0%
G & K Services, Inc. (Class “A” Stock)	35,400	1,505,916

Transportation Services — 3.4%
Bristow Group, Inc. *	22,100	682,890
Forward Air Corp.	28,600	1,066,494
Heartland Express, Inc.	47,300	1,030,667
Hub Group, Inc. (Class “A” Stock)	18,900	861,462
Landstar System, Inc. *	31,200	1,376,544

		5,018,057

Waste Management — 2.6%
Stericycle, Inc. *	15,900	1,075,158
Waste Connections, Inc. *(a)	69,793	2,778,459

		3,853,617

TOTAL LONG-TERM INVESTMENTS (cost $118,234,553)		144,306,753

SHORT-TERM INVESTMENT — 13.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund—Taxable Money Market Series (cost $20,677,244; $13,936,723 of cash collateral for securities on loan)(b)(w)	20,677,244	20,677,244

TOTAL INVESTMENTS — 110.6% (cost $138,911,797)(p)		164,983,997
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.6)%		(15,761,544)

NET ASSETS — 100.0%		$149,222,453

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $13,759,616; cash collateral of $13,936,723 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Portfolio’s investments was $139,149,203; accordingly, net unrealized appreciation on investments for federal income tax purposes was $25,834,794 (gross unrealized appreciation - $27,768,506; gross unrealized depreciation - $1,933,712). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SP SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.1%
COMMON STOCKS
Advertising — 0.2%
ADVO, Inc.	19,689	$630,048
Lamar Advertising Co. *	5,786	304,459

		934,507

Aerospace — 2.6%
Alliant Techsystems, Inc. *(a)	3,320	256,204
DRS Technologies, Inc. *	30,500	1,673,535
Ducommun, Inc. *	16,622	369,008
Harsco Corp.	26,500	2,189,430
Heico Corp. (Class “A” Stock)	57,100	1,554,833
MTC Technologies, Inc. *	58,807	1,646,008
Orbital Sciences Corp. *(a)	100,300	1,586,746
Rockwell Collins, Inc.	7,579	427,077

		9,702,841

Agriculture/Heavy Equipment — 0.1%
Delta & Pine Land Co.	16,673	502,858

Airlines — 0.8%
AirTran Holdings, Inc. *(a)	99,911	1,809,388
Frontier Airlines, Inc. *	56,315	433,626
Skywest, Inc.	26,100	763,947

		3,006,961

Auto Components — 0.3%
Lear Corp. (a)	71,100	1,260,603

Automobile Manufacturers — 0.8%
Wabash National Corp. (a)	153,958	3,040,670

Automotive Parts — 1.1%
Autoliv, Inc.	3,460	195,767
Commercial Vehicle Group, Inc. *	43,499	835,616
Cooper Tire & Rubber Co.	125,900	1,805,406
Tenneco Automotive, Inc.	50,854	1,103,023

		3,939,812

Banks — 0.1%
Cascade Financial Corp	11,300	214,700

Beverages
Pepsi Bottling Group, Inc.	4,767	144,869

Building Materials — 0.9%
American Standard Cos., Inc.	12,565	538,536
Comfort Systems USA, Inc. *	61,513	830,425
Patrick Industries, Inc. *	85,700	1,017,259
Trex Co., Inc. *(a)	2,905	92,089
Universal Forest Products, Inc.	15,231	967,016

		3,445,325

Business Services — 0.8%
Aviall, Inc. *(a)	4,941	188,153
Filenet, Corp. *	4,763	128,696
LECG Corp. *	16,151	311,230
Resources Connection, Inc. *	10,189	253,808
Unisys Corp. *	16,900	116,441
United Stationers, Inc.	38,200	2,028,420

		3,026,748

Chemicals — 2.0%
Albemarle Corp.	34,848	1,580,357
American Vanguard Corp.	3,346	102,220
Ashland, Inc.	2,000	142,160
Georgia Gulf Corp.	36,200	940,838
Lyondell Chemical Co.	32,700	650,730
Minerals Technologies, Inc.	28,087	1,640,562
Olin Corp.	56,700	1,217,349
Penford Corp.	20,662	332,245
Rohm & Haas Co.	5,083	248,406
UAP Holding Corp.	32,997	709,435

		7,564,302

Clothing & Apparel — 1.0%
Gymboree Corp. *	23,954	623,762
K-Swiss, Inc. (Class “A” Stock)	17,194	518,227
Kellwood Co.	6,110	191,793
Mohawk Industries, Inc. *	6,673	538,645
Timberland Co. (The) (Class “A” Stock)	51,300	1,755,999

		3,628,426

Commercial Banks — 1.3%
Alabama National Bancorp	17,725	1,212,390
Alliance Bankshares Corp. *	12,686	238,053
Amcore Financial, Inc.	43,500	1,375,470
Bancorp Bank (The) *	46,265	1,135,806
Cardinal Financial Corp.	46,494	629,064
KeyCorp	11,022	405,609

		4,996,392

Commercial Services — 2.7%
BearingPoint, Inc.	88,201	748,827
Cross Ctry Inc *	92,500	1,790,800
ITT Educational Services, Inc. *	12,247	784,420
Korn/Ferry International *	15,900	324,201
Labor Ready, Inc. *	82,300	1,971,085
PAREXEL International Corp. *	21,129	558,651
Providence Service Corp.	11,981	389,622
Steiner Leisure Ltd.	37,700	1,526,850
Watson Wyatt & Co. Holdings	63,100	2,055,798

		10,150,254

Computer Hardware — 1.2%
Hutchinson Technology, Inc.	62,189	1,876,242
Mercury Computer Systems, Inc.	89,700	1,453,140
Mobility Electronics, Inc. *	41,708	347,428
MTS Systems Corp.	9,887	413,573
Rimage Corp. *	23,700	535,146

		4,625,529

Computer Services & Software — 1.3%
Dendrite International Inc. *	62,800	857,220
EPIQ Systems, Inc. *	65,300	1,240,700

SP SMALL CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Computer Services & Software (cont’d.)
Kanbay International, Inc.	21,966	$335,201
Net/Q Corp.*	135,000	1,505,250
Parametric Technology Corp. *	27,197	444,127
Ultimate Software Group, Inc. *	12,120	313,302
Wind River Systems, Inc. *	5,900	73,455

		4,769,255

Computers — 0.5%
Perot Systems Corp. (Class “A” Stock)	119,800	1,864,088

Construction — 0.6%
Beazer Homes USA, Inc. (a)	9,119	599,118
Builders Firstsource, Inc. *	18,510	420,362
Champion Enterprises, Inc. *	14,207	212,537
Infrasource Services, Inc. *	30,144	518,778
Modtech Holdings, Inc. *(a)	36,735	321,431
WCI Communities, Inc. *(a)	6,857	190,762

		2,262,988

Consumer Products & Services — 2.0%
Chattem, Inc.	1,870	70,406
Clorox Co. (a)	5,857	350,541
Elizabeth Arden, Inc. *	52,485	1,223,950
Fossil, Inc. (a)	34,502	641,047
Helen of Troy Ltd. (Bermuda) *	52,900	1,121,480
Leapfrog Enterprises, Inc. *(a)	179,283	1,903,986
Newell Rubbermaid, Inc. (a)	14,897	375,255
Playtex Products, Inc. *	125,183	1,310,666
Reynolds America, Inc. (a)	3,036	320,298

		7,317,629

Containers & Packaging — 0.5%
AptarGroup, Inc.	31,000	1,712,750
Packaging Corp. of America	13,455	301,930

		2,014,680

Distribution/Wholesale — 0.6%
Bell Microproducts, Inc.	7,701	47,438
Ingram Micro, Inc. (Class “A” Stock) *	12,378	247,560
NuCo2, Inc. *	14,391	456,770
ScanSource, Inc. *	9,775	590,508
Tech Data Corp. *	22,000	812,020

		2,154,296

Diversified — 1.8%
Actuant Corp. (Class “A” Stock) (a)	10,000	612,200
Carlisle Cos., Inc.	2,802	229,204
Lydall, Inc. *	57,210	552,076
Matthews International Corp. (Class “A” Stock)	6,364	243,487
Pentair, Inc.	62,300	2,538,725
Roper Industries, Inc.	39,900	1,940,337
Technology Investment Capital Corp.	36,284	527,569

		6,643,598

Diversified Financial Services — 0.1%
CIT Group, Inc.	5,457	292,059

Drugs & Healthcare — 0.1%
IMS Health, Inc.	7,800	201,006

Electric
Central Vermont Public Service Corp.	6,804	144,313

Electric Utilities — 0.2%
Entergy Corp.	10,400	716,976

Electronic Components — 1.2%
Amphenol Corp.	5,248	273,841
Bel Fuse, Inc. (Class “B” Stock)	15,300	535,959
CyberOptics Corp. *	24,796	371,196
EDO Corp.	23,435	722,970
Freescale Semiconductor, Inc. (Class “A” Stock) *	3,948	109,794
GrafTech International Ltd. *	256,011	1,561,667
LoJack Corp. *	27,734	665,061
LSI Logic Corp. *	11,500	132,940

		4,373,428

Electronics — 0.5%
Checkpoint Systems, Inc.	16,145	433,978
Woodhead Industries, Inc.	79,700	1,323,020

		1,756,998

Engineering/Construction — 0.6%
EMCOR Group, Inc. *	48,800	2,423,408

Entertainment — 0.1%
Activision, Inc. *(a)	27,153	374,440

Entertainment & Leisure — 0.9%
Harrah’s Entertainment, Inc.	9,051	705,616
Isle of Capri Casinos *(a)	11,979	398,661
K2, Inc. *	135,459	1,700,011
Pegasus Solutions, Inc. *	56,000	526,960

		3,331,248

Environmental Services — 0.4%
Republic Services, Inc.	7,594	322,821
Waste Connections, Inc. *(a)	30,096	1,198,122

		1,520,943

Equipment Services — 0.5%
Aaron Rents, Inc. (a)	63,018	1,712,199

Exchange Traded Funds — 4.0% iShares Nasdaq Biotech Index (a)	22,800	1,877,124

SP SMALL CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Exchange Traded Funds (cont’d.)
iShares Russell 2000 Value Index Fund (a)	173,878	$12,979,993

		14,857,117

Financial - Bank & Trust — 7.9%
Banctrust Financial Group, Inc.	40,300	892,645
Central Pacific Financial Corp. *	83,850	3,078,972
Citizens Banking Corp.	50,966	1,368,437
City Bank/Lynnwood WA	6,600	307,164
Commerce Bancshares, Inc.	2,180	112,648
Cullen Frost Bankers, Inc.	29,100	1,564,125
First Charter Corp.	59,500	1,469,650
First Oak Brook Bancshares, Inc.	9,532	254,981
First State Bancorporation	60,400	1,604,224
FirstMerit Corp.	8,189	201,941
Hudson City Bancorp, Inc.	10,800	143,532
IBERIABANK Corp.	32,515	1,839,373
Investors Financial Services Corp. (a)	20,200	946,774
Irwin Financial Corp.	24,514	473,856
M&T Bank Corp.	4,190	478,247
Main Street Banks, Inc.	30,658	793,429
Midwest Banc Holdings, Inc. (a)	88,547	2,296,909
Millennium Bankshares Corp. *	33,441	307,323
Nexity Financial Corp.	13,236	166,774
Northern Trust Corp.	5,802	304,605
Placer Sierra Bancshares	31,938	911,830
Prosperity Bancshares, Inc.	9,281	280,379
Signature Bank *	29,723	968,672
Southcoast Financial Corp. *	11,012	280,806
Sterling Bancorp	13,695	282,121
Sun Bancorp, Inc. *	3,292	64,194
Texas United Bancshares, Inc.	13,247	279,644
Tompkins Trustco Inc.	9,600	462,240
UCBH Holdings, Inc.	151,200	2,860,704
Umpqua Holdings Corp.	73,400	2,091,900
United Community Banks, Inc.	27,684	779,305
Webster Financial Corp.	22,700	1,100,042
Zions Bancorp	6,203	513,174

		29,480,620

Financial Services — 5.5%
Accredited Home (a)	51,967	2,659,671
Affiliated Managers Group, Inc. *	8,260	880,599
American Capital Strategies Ltd.	3,423	120,353
Apollo Investment Corp.	65,666	1,169,511
BankUnited Financial Corp., (Class “A” Stock) *	38,950	1,053,208
Bear Stearns Cos., Inc.	4,382	607,783
Berkshire Hills Bancorp, Inc.	17,186	600,479
Brookline Bancorp, Inc.	45,416	703,494
Capital Source, Inc. *(a)	54,318	1,351,432
Eaton Vance Corp.	5,260	144,019
Fidelity Bankshares, Inc.	36,314	1,221,240
Financial Federal Corp. (a)	78,925	2,312,502
First Niagara Financial Group, Inc.	103,794	1,521,620
First Security Group, Inc.	79,000	872,950
Knight Trading Group, Inc. (Class “A” Stock) *	46,839	652,467
PFF Bancorp, Inc.	60,293	2,032,477
Portfolio Recovery Associates, Inc. *(a)	54,500	2,552,235
Thomas Weisel Partners Group, Inc. *	3,100	67,890

		20,523,930

Foods — 1.1%
Archer-Daniels-Midland Co.	12,378	416,520
Corn Products International, Inc.	19,115	565,231
Del Monte Foods Co. *(a)	225,100	2,669,686
Lance, Inc.	7,001	157,522
Smithfield Foods, Inc. *	10,130	297,214

		4,106,173

Gas & Pipeline Utilities
Cascade Natural Gas Corp.	913	17,986

Hand/Machine Tools — 0.3%
Snap-On, Inc.	27,900	1,063,548

Healthcare Products & Services — 0.2%
Amedisys, Inc. *(a)	18,066	627,793

Healthcare Providers & Services — 0.7%
AMERIGROUP Corp. *	52,600	1,106,704
Apria Healthcare Group, Inc. *	60,486	1,389,968

		2,496,672

Healthcare Services — 0.9%
Coventry Health Care, Inc. *	4,850	261,803
Health Net, Inc. *	5,600	284,592
National Dentex Corp. *	68,000	1,579,640
Rehabcare Group, Inc. *	71,300	1,344,005

		3,470,040

Home Furnishings — 0.4%
Furniture Brands International, Inc.	54,000	1,323,540

Hotels & Motels — 0.2%
Aztar Corp. *	21,585	906,354

Household Durables — 0.1%
Lennar Corp. (Class “A” Stock) (a)	8,449	510,151

Industrial Products — 0.1%
Cooper Industries Ltd. (Class “A” Stock)	5,220	453,618

Insurance — 5.6%
AMBAC Financial Group, Inc.	8,512	677,555
American Equity Investment Life Holding Co. (a)	43,266	620,435
Aspen Insurance Holdings, Ltd. (Bermuda) *	15,488	381,934
Assurant, Inc.	3,370	165,973

SP SMALL CAP VALUE PORTFOLIO(Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
CNA Financial Corp. *	70,792	$1,184,350
Donegal Group, Inc.	14,876	388,115
EMC Insurance Group, Inc.	76,500	2,132,055
Everest Reinsurance Group Ltd. (Bermuda)	4,169	389,260
Lincoln National Corp.	5,200	283,868
Midland Co. (The)	47,483	1,660,955
National Atlantic Holdings Corp *	13,283	134,823
Navigators Group, Inc. *	14,379	713,198
NYMAGIC, Inc.	10,310	307,547
PartnerRe Ltd. (Bermuda)	5,118	317,777
PMI Group, Inc. (The)	59,045	2,711,346
ProAssurance Corp. *	23,955	1,245,660
Procentury Corp.	43,519	593,599
RenaissanceRe Holdings Ltd.	5,373	234,370
Republic Companies Group, Inc.	31,617	548,871
Rli Corp.	48,707	2,790,911
StanCorp Financial Group, Inc.	15,756	852,557
Torchmark Corp.	3,817	217,951
Triad Guaranty, Inc. *	48,500	2,274,650
Willis Group Holdings Ltd.	467	15,999

		20,843,759

Internet Services — 0.8%
Avocent Corp. *	2,813	89,285
Lionbridge Technologies, Inc. *	157,835	1,248,475
McAfee, Inc. *	26,900	654,477
NetBank, Inc.	42,343	306,563
TIBCO Software, Inc. *	74,371	621,741

		2,920,541

Machinery & Equipment — 3.8%
Albany International Corp. (Class “A” Stock) (a)	49,600	1,889,264
Applied Industrial Technologies, Inc.	8,176	364,650
Baldor Electric Co.	21,577	730,813
Franklin Electric Co., Inc.	14,228	777,560
IDEX Corp.	49,300	2,571,981
Kennametal, Inc.	30,600	1,870,884
RBC Bearings, Inc.	9,882	202,581
Sauer-Danfoss, Inc.	88,200	2,024,190
Tennant Co.	9,947	520,427
Terex Corp. *	9,729	770,926
Wabtec Corp.	59,800	1,949,480
Zebra Technologies Corp. (Class “A” Stock) (a)	9,050	404,716

		14,077,472

Medical Supplies & Equipment — 0.6%
Cardiac Science Corp	41,812	381,744
Encore Medical Corp.	119,054	609,557
PSS World Medical, Inc. *(a)	30,307	584,622
Symmetry Medical, Inc.	28,016	594,219
Wilson Greatbatch Technologies, Inc. *	10,575	231,698

		2,401,840

Metals & Mining — 3.8%
Allegheny Technologies, Inc.	4,760	291,217
Carpenter Technology Corp.	1,537	145,277
Commercial Metals Co.	36,448	1,949,603
Earle M. Jorgensen Co. *	56,354	853,763
Gibraltar Industries, Inc.	72,700	2,141,742
Kaydon Corp. (a)	57,500	2,320,700
Mueller Industries, Inc.	73,371	2,618,611
Oregon Steel Mills, Inc. *(a)	34,064	1,743,055
Timken Co.	64,600	2,084,642

		14,148,610

Multiline Retail — 0.2%
J. C. Penney Co., Inc.	13,563	819,341

Networking/Telecom Equipment — 0.3%
Aeroflex, Inc. *	83,140	1,141,512

Office Equipment — 0.8%
IKON Office Solutions, Inc.	115,300	1,643,025
John H. Harland Co.	29,900	1,175,070

		2,818,095

Oil Field Equipment & Services — 0.1%
Grant Prideco, Inc. *	5,700	244,188

Oil, Gas & Consumable Fuels — 6.0%
AGL Resources, Inc.	10,794	389,124
BJ Services Co.	10,177	352,124
Denbury Resources, Inc.	77,300	2,448,091
EOG Resources, Inc.	9,117	656,424
Hydril Co. *	6,831	532,476
National-Oilwell Varco, Inc. *	44,100	2,827,692
New Jersey Resources Corp.	19,000	859,750
Northwest Natural Gas Co.	54,386	1,930,159
Oil States International *(a)	37,656	1,387,624
Parallel Petroleum Corp. *	59,789	1,103,107
Petroleum Development Corp. *	5,596	253,835
Range Resources Corp.	81,856	2,235,487
South Jersey Industries, Inc.	11,391	310,633
Southwest Gas Corp.	18,739	523,755
Superior Well Services, Inc.	20,100	584,307
W-H Energy Services, Inc. *	17,575	781,912
Western Gas Resource, Inc.	8,361	403,418
Western Refining, Inc.	34,700	750,214
Whiting Petroleum Corp. *	45,134	1,850,043
Williams Cos., Inc.	22,232	475,542

SP SMALL CAP VALUE PORTFOLIO(Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
XTO Energy, Inc.	43,400	$1,890,938

		22,546,655

Paper & Forest Products — 0.4%
Caraustar Industries, Inc.*	135,059	1,389,757

Petroleum Exploration & Production — 0.2%
Delta Petroleum Corp.*(a)	30,191	634,615
Ultra Petroleum Corp.	5,000	311,550

		946,165

Pharmaceuticals — 1.1%
Bentley Pharmaceuticals, Inc. (a)	120,500	1,584,575
Charles River Laboratories International, Inc.*(a)	8,619	422,503
Medarex, Inc.*(a)	60,375	798,158
MedImmune, Inc.*(a)	10,038	367,190
Prestige Brands Holdings, Inc.*	54,444	662,583
Salix Pharmaceuticals Ltd.*	26,300	434,213

		4,269,222

Pipelines
Dynegy, Inc. (Class “A” Stock)*	16,491	79,157

Printing & Publishing — 0.1%
Dow Jones & Co., Inc. (a)	6,412	251,991
Journal Register Co.*	12,482	152,031

		404,022

Real Estate — 0.1%
Plum Creek Timber Co.	10,373	383,075

Real Estate Investment Trust — 5.8%
American Land Lease, Inc.	28,600	782,210
Cogdell Spencer, Inc.	15,515	330,780
Commercial Net Lease Realty, Inc.	50,068	1,166,584
Cousins Properties, Inc.	46,700	1,561,181
Crane Co.	61,700	2,530,317
Developers Diversified Realty Corp.	7,179	393,050
Duke Realty Corp.	20,200	766,590
Entertainment Properties Trust	16,779	704,382
Equity One, Inc.	44,100	1,083,096
Equity Residential Properties Trust	3,712	173,685
Glenborough Realty Trust, Inc.	22,342	485,939
Healthcare Realty Trust, Inc.	4,167	155,762
Host Marriot Corp.	62,900	1,346,060
iStar Financial, Inc.	9,677	370,436
LaSalle Hotel Properties	61,283	2,512,603
Lexington Corp. Properties Trust	45,344	945,422
Liberty Property Trust (a)	21,480	1,012,997
MFA Mortgage Investments, Inc.	125,216	795,122
Pan Pacific Retail Properties, Inc.	24,700	1,751,230
Parkway Properties, Inc.	30,331	1,324,858
Rait Investment	43,146	1,218,443
Windrose Medical Properties, Trust	15,564	234,705

		21,645,452

Real Estate Investment Trust - Apartment — 0.2%
American Campus Communities, Inc.*	11,772	305,013
Apartment Investment & Management Co. (Class “A” Stock)	11,885	557,406

		862,419

Real Estate Investment Trust - Office Industrial — 0.8%
Biomed Realty Trust, Inc.	28,580	847,111
Brandywine Realty Trust	55,318	1,756,900
Columbia Equity Trust, Inc.	13,796	242,534

		2,846,545

Real Estate Investment Trust - Other Reit — 1.0%
Acadia Realty Trust	24,851	585,241
Agree Realty Corp.	19,136	614,265
Centacore Properties Trust	9,413	235,796
Digital Realty Trust, Inc.	17,758	500,243
Omega Healthcare Investors, Inc.	65,681	920,848
Spirit Finance Corp.*	76,590	934,398

		3,790,791

Restaurants — 0.5%
California Pizza Kitchen, Inc.*	10,135	328,881
CEC Entertainment, Inc.*(a)	39,949	1,343,085
Ruby Tuesday, Inc.	5,767	185,005

		1,856,971

Retail — 0.3%
Charming Shoppes, Inc.*	63,711	947,383

Retail & Merchandising — 3.9%
Big Lots, Inc.*(a)	53,215	742,881
Cato Corp. (Class “A” Stock)	100,500	2,397,930
Christopher & Banks Corp.	8,504	197,378
Deb Shops, Inc.	28,000	831,600
Dillard’s, Inc. (Class “A” Stock)	46,700	1,216,068
Dress Barn, Inc.*(a)	15,079	723,038
Insight Enterprises, Inc.*	66,175	1,456,512
O’ Charleys, Inc.*	113,100	2,087,826
Pilgrim’s Pride Corp.	15,600	338,052
Ross Stores, Inc.*(a)	10,367	302,613
School Specialty, Inc.	14,214	490,383
Select Comfort Corp.*(a)	41,951	1,659,162
Sharper Image Corp.*(a)	5,268	67,483
The Buckle, Inc.	28,100	1,150,695
Tuesday Morning Corp.*	28,945	668,340

SP SMALL CAP VALUE PORTFOLIO(Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Retail & Merchandising (cont’d.)
Zale Corp.*	12,501	$350,403

		14,680,364

Road & Rail — 0.5%
Arkansas Best Corp. (a)	44,500	1,740,840

Self Storage — 0.1%
U-Store-It Trust	27,644	557,027

Semiconductors — 3.2%
ATI Technologies, Inc.*	96,700	1,661,306
ATMI, Inc.*	12,308	371,702
Axcelis Technologies, Inc.*	34,925	204,660
Brooks Automation, Inc.*	14,935	212,674
Cabot Microelectronics Corp.*(a)	39,638	1,470,570
Emulex Corp.*	6,574	112,350
Entegris, Inc.*	69,806	742,736
Exar Corp.*	83,200	1,188,096
Fairchild Semiconductor International, Inc.*	6,220	118,615
Formfactor, Inc.*	13,937	548,003
Intergrated Device Technology, Inc.	93,290	1,386,289
Tektronix, Inc.	67,400	2,406,854
Tessera Technologies, Inc.*(a)	47,572	1,526,110

		11,949,965

Technology
Seagate Technology*	5,600	147,448

Technology—Computer Software — 0.1%
Viisage Technology, Inc.*(a)	24,322	425,878

Technology—Internet — 0.1%
Entrust Inc.*	46,968	211,356

Telecommunications — 2.5%
ADC Telecommunications, Inc.	8,750	223,913
Alaska Communications Systems Group, Inc.	18,540	224,890
Andrew Corp.	39,537	485,515
Anixter International, Inc. (a)	44,035	2,103,992
Black Box Corp.	35,000	1,681,750
Ditech Communications Corp.	41,956	438,440
Dobson Communications Corp. (Class “A” Stock)*(a)	128,165	1,027,883
Leap Wireless International, Inc.*	6,100	265,899
RCN Corp.*(a)	24,407	632,141
UbiquiTel, Inc.*	23,452	236,865
West Corp.*	41,842	1,868,664

		9,189,952

Transportation — 1.0%
Forward Air Corp.	10,589	394,845
Heartland Express, Inc.	21,643	471,601
Kirby Corp.*	27,700	1,886,647
Norfolk Southern Corp.	8,000	432,560
SCS Transportation, Inc.*	20,799	605,459
Teekay Shipping Corp.*(a)	3,941	146,093

		3,937,205

Utilities — 2.0%
Avista Corp.	11,681	241,213
Cleco Corp.	26,179	584,577
CMS Energy Corp.*	3,905	50,570
DPL, Inc. (a)	9,000	243,000
Edison International	12,476	513,762
El Paso Electric Co.	90,217	1,717,732
FirstEnergy Corp.	3,526	172,421
MGE Energy, Inc.	15,065	499,857
Northeast Utilities (a)	6,134	119,797
PG&E Corp.	15,375	598,088
PNM Resources, Inc.	1,194	29,134
PPL Corp.	20,218	594,409
Public Service Enterprise Group, Inc.	1,407	90,104
Sierra Pacific Resources	57,925	799,944
Unisource Energy Corp.	8,092	246,806
Westar Energy, Inc.	34,950	727,309
Wisconsin Energy Corp.	5,769	230,702

		7,459,425

TOTAL LONG-TERM INVESTMENTS (cost $311,706,006)		355,578,323

SHORT-TERM INVESTMENT — 24.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $91,328,248; includes $72,045,650 of cash collateral for securities on loan)(b)(w)	91,328,248	91,328,248

TOTAL INVESTMENTS — 119.5% (cost $403,034,254)(p)		446,906,571
LIABILITIES IN EXCESS OF OTHER ASSETS — (19.5)%		(72,936,599)

NET ASSETS — 100.0%		$373,969,972

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $69,112,842; cash collateral of $72,045,650 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Portfolio’s investments was $404,174,022; accordingly, net unrealized appreciation on investments for federal income tax purposes was $42,732,549 (gross unrealized appreciation—$51,387,226; gross unrealized depreciation - $8,654,677). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SP PIMCO HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS — 91.3%
CORPORATE BONDS — 87.0%
Aerospace & Defense — 0.5%
Armor Holdings, Inc., Sr. Sub. Notes	B1	8.25%	08/15/13		$1,000	$1,072,500
L-3 Communications Corp.,	Ba3	6.375%	10/15/15		475	467,875

						1,540,375

Airlines — 0.8%
Delta Air Lines, Inc., Pass-Through Certs., Ser. 00-1	Ba2	7.379%	11/18/11		344	346,549
Delta Air Lines, Inc., Pass-Through Certs., Ser. 00-1	Ba2	7.57%	05/18/12		500	500,000
Northwest Airlines, Inc., Pass Through Certs.	Ba3	6.841%	10/01/12		400	400,000
Northwest Airlines, Inc., Pass-Through Certs., Ser. 99-1A	B1	6.81%	08/01/21		451	446,490
United AirLines, Inc., Pass-Through Certs., Ser. 01-1 (i)(g)	NR	6.201%	03/01/10		569	562,879
United AirLines, Inc., Pass-Through Certs., Ser. 01-1 (i)(g)	NR	6.602%	03/01/15		334	330,869
US Airways Group, Inc., 1993 A Pass-Through Cert. (includes Certificates of Beneficial Interest)	NR	9.625%	09/01/24		95	340

						2,587,127

Apparel — 1.1%
Quiksilver, Inc., Gtd. Notes	B1	6.875%	04/15/15		1,875	1,823,438
Russell Corp., Gtd. Notes	B2	9.25%	05/01/10		1,500	1,556,250

						3,379,688

Automotive — 2.9%
Arvin Capital I, Gtd. Notes	Ba3	9.50%	02/01/27		750	757,500
ArvinMeritor, Inc., Notes	Ba2	8.75%	03/01/12		1,890	1,861,650
Cooper-Standard Automotive, Inc., Gtd. Notes	B3	7.00%	12/15/12		1,250	1,137,500
Tenneco Automotive, Inc., Sec’d Notes 144A	B3	8.625%	11/15/14		1,400	1,400,000
Tenneco Automotive, Inc., Sr. Sub. Notes	B2	10.25%	07/15/13		1,375	1,526,250
TRW Automotive, Inc., Sr. Notes	Ba3	9.375%	02/15/13		2,065	2,232,781

						8,915,681

Cable — 6.2%
CanWest Media, Inc., Gtd. Notes (Canada)	B2	8.00%	09/15/12		950	973,750
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Notes	B3	8.75%	11/15/13		2,370	2,304,825
Charter Communications Operating LLC, Sr. Notes 144A	B2	8.00%	04/30/12		350	348,250
Charter Communications Operating LLC, Sr. Notes 144A	B2	8.375%	04/30/14		1,415	1,411,462
CSC Holdings, Inc., Debs., Sr. B	B2	8.125%	08/15/09		700	722,750
CSC Holdings, Inc., Sr. Notes	B2	8.125%	07/15/09		1,500	1,550,625
CSC Holdings, Inc., Sr. Notes, Ser. B	B2	7.625%	04/01/11		2,375	2,386,875
DirecTV Holdings LLC, Gtd. Notes	Ba2	6.375%	06/15/15		1,735	1,713,312
Echostar DBS Corp., Gtd. Notes 144A	Ba3	7.125%	02/01/16		1,960	1,928,150
Echostar DBS Corp., Sr. Notes	Ba3	5.75%	10/01/08		225	222,750
Echostar DBS Corp., Sr. Notes	Ba3	6.375%	10/01/11		675	659,813
Echostar DBS Corp., Sr. Notes	Ba3	6.625%	10/01/14		1,300	1,256,125
Mediacom Broadband LLC, Gtd. Notes	B2	11.00%	07/15/13		1,550	1,650,750
Rogers Cable, Inc., Sec’d. Notes (Canada)	Ba2	6.25%	06/15/13		700	693,000
Rogers Cable, Inc., Sec’d. Notes 144A (Canada)	Ba2	6.75%	03/15/15		1,315	1,341,300

						19,163,737

Chemicals — 2.6%
Equistar Chemicals LP, Notes	B2	8.75%	02/15/09		1,525	1,578,375
Nalco Co., Sr. Notes	B2	7.75%	11/15/11		1,200	1,215,000
Nalco Co., Sr. Sub. Notes	Caa1	8.875%	11/15/13		850	884,000
PQ Corp., Gtd. Notes 144A	B3	7.75%	02/15/13		1,000	960,000
Rhodia SA, Sr. Notes (Luxembourg)	B3	8.00%	06/01/10	EUR	1,000	1,284,568
Rockwood Specialties Group, Inc., Sub. Notes	B3	7.50%	11/15/14		$2,075	2,085,375

						8,007,318

Commercial Services — 0.5%
Alderwoods Group, Inc., Gtd. Notes	B2	7.75%	09/15/12		775	796,313

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Services (cont’d)
Cenveo Corp., Gtd. Notes	B1	9.625%	03/15/12	$760	$817,950

					1,614,263

CORPORATE BONDS (Continued)
Containers — 2.0%
Ball Corporation, 6.625% Due 03/15/18, Gtd. Notes	Ba2	6.625%	03/15/18	325	323,375
Crown Americas, Inc., Sr. Notes 144A	B1	7.625%	11/15/13	350	362,250
Crown Americas, Inc., Sr. Notes 144A	B1	7.75%	11/15/15	425	440,938
Greif, Inc., Gtd. Notes	B1	8.875%	08/01/12	500	532,500
Jefferson Smurfit Corp. US, Gtd. Notes	B2	7.50%	06/01/13	800	752,000
Jefferson Smurfit Corp. US, Gtd. Notes	B2	8.25%	10/01/12	875	858,594
Norampac, Inc., Sr. Notes (Canada)	Ba2	6.75%	06/01/13	1,200	1,143,000
Owens-Brockway Glass Container Inc., Sr. Notes 144A	B2	6.75%	12/01/14	675	659,812
Smurfit-Stone Container Enterprises, Inc., Sr. Notes	B2	9.75%	02/01/11	1,000	1,027,500
Stone Container Finance, Gtd. Notes (Canada)	B2	7.375%	07/15/14	150	139,500

					6,239,469

Distribution/Wholesale — 1.2%
Aviall, Inc., Sr. Notes	Ba3	7.625%	07/01/11	875	894,687
Buhrmann US Inc., Sr. Sub. Notes	B2	8.25%	07/01/14	1,500	1,560,000
Spectrum Brands, Inc., Gtd. Notes	Caa1	7.375%	02/01/15	1,456	1,266,805
Spectrum Brands, Inc., Sr. Sub. Notes	Caa1	8.50%	10/01/13	100	92,500

					3,813,992

Diversified Operations — 0.5%
Bombardier, Inc., Notes 144A (Canada)	Ba2	6.30%	05/01/14	700	642,250
Bombardier, Inc., Notes 144A (Canada)	Ba2	6.75%	05/01/12	250	238,750
Invensys PLC, Sr. Notes 144A (United Kingdom)	B3	9.875%	03/15/11	700	743,750

					1,624,750

Electronic Components — 0.1%
Solectron Global Finance Ltd., Sr. Sub. Notes 144A	B3	8.00%	03/15/16	375	375,938

Energy
Encore Acquisition Co., Sr. Sub. Notes	B2	6.00%	07/15/15	75	69,938

Entertainment — 0.5%
Choctaw Resort Development Enterprise, Sr. Notes 144A	B1	7.25%	11/15/19	1,325	1,331,625
Royal Caribbean Cruises Ltd., Debs. (Liberia)	Ba1	7.25%	03/15/18	275	288,160

					1,619,785

Financials — 11.0%
AES Ironwood LLC, Sec’d. Notes, Ser. A	B2	8.857%	11/30/25	1,440	1,612,736
AES Red Oak LLC, Sec’d. Notes	B2	8.54%	11/30/19	1,004	1,094,778
BCP Crystal US Holdings Corp., Sr. Sub. Notes	B3	9.625%	06/15/14	1,000	1,107,500
Chukchansi Economic Development Authority, Sr. Notes 144A	B2	8.00%	11/15/13	1,000	1,025,000
Eircom Funding, Gtd. Notes (Ireland)	B1	8.25%	08/15/13	1,200	1,291,500
Ford Motor Co., Notes	Ba3	7.45%	07/16/31	1,000	742,500
Ford Motor Credit Co., Bonds	Ba2	7.375%	02/01/11	5,140	4,728,615
Ford Motor Credit Co., Notes	Ba2	5.70%	01/15/10	425	377,155
Ford Motor Credit Co., Notes	Ba2	7.00%	10/01/13	975	872,046
Ford Motor Credit Co., Notes	Ba2	7.375%	10/28/09	185	173,925
Ford Motor Credit Co., Sr. Notes	Ba2	5.80%	01/12/09	2,000	1,826,514
Ford Motor Credit Co., Sr. Notes	Ba2	7.25%	10/25/11	175	159,465
General Motors Acceptance Corp., Bonds	Ba1	6.00%	04/01/11	990	851,763
General Motors Acceptance Corp., Bonds	Ba1	8.00%	11/01/31	2,175	2,055,597
General Motors Acceptance Corp., Notes	Ba1	6.875%	09/15/11-08/28/12	3,125	2,900,548
General Motors Acceptance Corp., Notes	Ba1	7.00%	02/01/12	1,600	1,489,782
General Motors Acceptance Corp., Notes	Ba1	7.25%	03/02/11	1,350	1,279,319
General Motors Corp. Debs.	B3	8.25%	07/15/23	1,200	864,000
JET Equipment Trust	Wr	Zero	08/15/12	70	42,184
JET Equipment Trust, 144A (g)(i)	NR	10.00%	06/15/12	245	201,294
JSG Funding PLC, Sr. Notes (Ireland)	B3	9.625%	10/01/12	4,375	4,626,562

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)

Financials (cont’d)
KRATON Polymers LLC, Gtd. Notes 144A	Caa1	8.125%	01/15/14	$1,875	$1,879,688
Morgan Stanley Bank AG For OAO Gazprom, Notes (Germany)	BB-(d)	9.625%	03/01/13	700	827,820
Mufg Capital Finance 1 Ltd., Gtd. Notes	Baa2	6.346%	07/29/49	1,025	1,008,639
Universal City Florida Holding Co. I/II, Sr. Notes	B3	8.375%	05/01/10	1,000	1,007,500

					34,046,430

Food & Beverage — 1.4%
Delhaize America, Inc., Gtd. Notes	Ba1	9.00%	04/15/31	2,730	3,157,750
Ingles Markets, Inc., Gtd. Notes	B3	8.875%	12/01/11	975	1,018,875

					4,176,625

Forest & Paper — 3.8%
Abitibi-Consolidated, Inc., Debs. (Canada)	B1	8.85%	08/01/30	860	771,850
Abitibi-Consolidated, Inc., Gtd. Notes (Canada)	B1	8.375%	04/01/15	1,625	1,584,375
Abitibi-Consolidated, Inc., Notes (Canada)	B1	7.75%	06/15/11	200	193,000
Abitibi-Consolidated, Inc., Notes (Canada)	B1	8.55%	08/01/10	1,850	1,859,250
Bowater Canada Finance, Gtd. Notes (Canada)	B1	7.95%	11/15/11	725	723,187
Bowater, Inc., Notes	B1	6.50%	06/15/13	500	466,250
Cascades, Inc., Sr. Notes (Canada)	Ba3	7.25%	02/15/13	1,500	1,410,000
Georgia-Pacific Corp., Debs.	B2	7.375%	12/01/25	3,525	3,384,000
Georgia-Pacific Corp./Timber Group, Bonds	B2	7.25%	06/01/28	775	732,375
Smurfit Capital Funding PLC, Debs. (Ireland)	B1	7.50%	11/20/25	700	651,000

					11,775,287

Gaming — 4.5%
Boyd Gaming Corp., Sr. Sub. Notes	B1	7.125%	02/01/16	425	430,844
Mandalay Resort Group, Sr. Sub. Debs.	Ba3	7.625%	07/15/13	980	1,011,850
Mandalay Resort Group, Sr. Sub. Notes	Ba3	9.375%	02/15/10	197	213,745
MGM Mirage Inc., Gtd. Notes	Ba3	8.375%	02/01/11	125	131,875
MGM Mirage Inc., Gtd. Notes	Ba2	8.50%	09/15/10	2,175	2,327,250
MGM Mirage, Inc., Gtd. Notes	Ba2	6.625%	07/15/15	2,000	1,967,500
MGM Mirage, Inc., Sr. Notes 144A	Ba2	6.75%	04/01/13	425	422,875
Mirage Resorts, Inc., Debs.	Ba2	7.25%	08/01/17	500	508,125
Seneca Gaming Corp., Sr. Notes	B1	7.25%	05/01/12	610	616,100
Seneca Gaming Corp., Sr. Notes 144A	B1	7.25%	05/01/12	500	505,000
Station Casinos, Inc., Sr. Sub. Notes	Ba3	6.50%	02/01/14	975	964,031
Station Casinos, Inc., Sr. Sub. Notes 144A	Ba3	6.625%	03/15/18	600	586,500
Wynn Las Vegas LLC, 1st Mortgage 144A	B2	6.625%	12/01/14	4,200	4,079,250

					13,764,945

Hospitals/Hospital Management — 6.6%
Community Health Systems, Inc., Sr. Sub. Notes	B3	6.50%	12/15/12	1,300	1,259,375
Davita, Inc., Sr. Sub. Notes	B3	7.25%	03/15/15	2,275	2,286,375
Extendicare Health Services, Inc., Gtd. Notes	B1	9.50%	07/01/10	1,000	1,056,250
Fresenius Medical Care Capital Trust II, Gtd. Notes	B1	7.875%	02/01/08	500	512,500
Fresenius Medical Care Capital Trust, Gtd. Notes	B1	7.875%	06/15/11	1,925	2,040,500
HCA, Inc., Bonds	Ba2	6.50%	02/15/16	375	365,346
HCA, Inc., Debs.	Ba2	7.19%	11/15/15	200	203,977
HCA, Inc., Notes	Ba2	6.25%	02/15/13	850	824,524
HCA, Inc., Notes	Ba2	6.75%	07/15/13	2,800	2,789,777
HCA, Inc., Notes	Ba2	7.69%	06/15/25	681	673,354
HCA, Inc., Sr. Notes	Ba2	6.95%	05/01/12	825	832,970
Rotech Healthcare, Inc., Gtd. Notes	B3	9.50%	04/01/12	2,775	2,886,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	B3	7.375%	02/01/13	1,600	1,460,000
Triad Hospitals, Inc., Sr. Sub. Notes	B3	7.00%	11/15/13	2,050	2,019,250
VWR International, Inc., Sr. Notes	B3	6.875%	04/15/12	1,300	1,280,500

					20,490,698

Lodging — 0.8%
Host Marriott LP, Gtd. Notes	Ba2	6.375%	03/15/15	1,375	1,352,656

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)		Value
CORPORATE BONDS (Continued)

Lodging (cont’d)
Host Marriott LP., Sr. Notes 144A	Ba2	6.75%	06/01/16		$1,000	$998,750

						2,351,406

Machinery & Equipment — 0.8%
Chart Industries, Inc./Pre First Reserve Fund X LP, Sr. Sub. Notes 144A	B3	9.125%	10/15/15		1,000	1,032,500
VWR International, Inc.,	Caa1	8.00%	04/15/14		1,500	1,496,250

						2,528,750

Manufacturing — 0.8%
Dresser, Inc., Gtd. Notes	B2	9.375%	04/15/11		2,190	2,294,025

Media — 1.1%
Lighthouse International Co. SA, Gtd. Notes 144A (Luxembourg)	B3	8.00%	04/30/14	EUR	2,320	3,029,400
Unity Media GmbH, Sr. Notes 144A (Germany)	Caa2	10.375%	02/15/15		$450	447,750

						3,477,150

Metals & Mining — 0.7%
Novelis, Inc. 144A (Canada)	B1	7.25%	02/15/15		1,050	1,008,000
Peabody Energy Corp., Gtd. Notes	Ba2	6.875%	03/15/13		1,000	1,015,000

						2,023,000

Office Equipment — 0.8%
Xerox Capital Trust I, Gtd. Notes	Ba3	8.00%	02/01/27		1,300	1,345,500
Xerox Corp., Debs.	Ba2	7.20%	04/01/16		150	157,875
Xerox Corp., Sr. Unsec’d. Notes	Ba2	6.40%	03/15/16		950	942,875

						2,446,250

Oil & Gas Exploration/Production — 9.0%
Chesapeake Energy Corp., Gtd. Notes	Ba2	6.625%	01/15/16		600	598,500
Chesapeake Energy Corp., Sr. Notes	Ba2	6.375%	06/15/15		625	614,844
Chesapeake Energy Corp., Sr. Notes	Ba2	6.875%	01/15/16		300	302,250
Chesapeake Energy Corp., Sr. Notes	Ba2	7.50%	06/15/14		1,150	1,204,625
Dresser-Rand Group, Inc., Sr. Sub Notes 144A	B3	7.63%	11/01/14		396	403,920
El Paso Corp., Debs. 144A	Caa1	7.75%	01/15/32		400	403,000
El Paso Corp., Notes	Caa1	7.875%	06/15/12		150	156,188
El Paso Corp., Sr. Notes	Caa1	6.75%	05/15/09		350	349,125
El Paso Corp., Sr. Notes	Caa1	7.375%	12/15/12		1,750	1,780,625
El Paso Corp., Sr. Notes	Caa1	7.80%	08/01/31		675	678,375
El Paso Corp., Sr. Notes	Caa1	8.05%	10/15/30		1,035	1,063,462
El Paso Production Holding Co., Gtd. Notes	B3	7.75%	06/01/13		2,835	2,937,769
Encore Acquisition Co., Sr. Sub. Notes	B2	6.25%	04/15/14		525	502,687
Gaz Capital For Gazprom, Notes 144A (Luxembourg)	Baa1	8.625%	04/28/34		100	122,750
Gazprom International SA, Gtd. Notes (Luxembourg)	BBB-(d)	7.201%	02/01/20		500	522,250
Hanover Compressor Co., Sr. Notes	B3	9.00%	06/01/14		1,200	1,290,000
Hanover Equipment Trust, Sec’d. Notes, Ser. A	B2	8.50%	09/01/08		320	327,200
Newpark Resources, Gtd. Notes	B2	8.625%	12/15/07		1,075	1,075,000
Roseton/Danskammer, Gtd. Notes	B2	7.67%	11/08/16		700	715,153
Roseton/Danskammer, Pass-Through Certs.	B2	7.27%	11/08/10		3,200	3,233,214
Semgroup LP, Sr.Notes	B1	8.75%	11/15/15		450	459,000
SESI LLC, Gtd. Notes	B1	8.875%	05/15/11		1,250	1,306,250
Sonat, Inc., Notes	Caa1	7.625%	07/15/11		300	309,000
Transmontaigne, Inc., Sr. Sub. Notes	B3	9.125%	06/01/10		625	664,062
Williams Cos., Inc., Debs.	B1	7.50%	01/15/31		425	440,938
Williams Cos., Inc., Notes	B1	7.75%	06/15/31		400	424,000
Williams Cos., Inc., Notes	B1	7.875%	09/01/21		4,000	4,300,000
Williams Cos., Inc., Notes	B1	8.75%	03/15/32		600	702,000
Williams Cos., Inc., Notes 144A	B1	6.375%	10/01/10		700	693,000
Williams Cos., Inc., Sr. Notes 144A	B1	7.625%	07/15/19		125	133,125

						27,712,312

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)

Personal Services — 0.3%
Corrections Corp. of America, Gtd. Notes	Ba3	6.75%	01/31/14	$1,000	$1,011,250

Printing & Publishing — 1.4%
American Media Operations, Inc., Gtd. Notes	Caa1	10.25%	05/01/09	581	527,258
Dex Media West LLC/Dex Media Finance Co., Sr. Notes	B1	5.875%	11/15/11	6	6,174
Dex Media West LLC/Dex Media Finance Co., Sr. Sub. Notes	B2	9.875%	08/15/13	2,397	2,651,681
R.H. Donnelley Corp., Sr. Disc. Notes 144A	Caa1	6.875%	01/15/13	175	163,625
R.H. Donnelley Corp., Sr. Notes 144A	Caa1	8.875%	01/15/16	1,000	1,040,000

					4,388,738

Real Estate Investment Trust — 0.3%
Forest City Enterprises, Inc., Sr. Notes	Ba3	7.625%	06/01/15	1,000	1,055,000

Retail — 2.4%
Amerigas Partners LP, Sr. Unsec’d. Notes (g)	B1	7.25%	05/20/15	1,350	1,350,000
Amerigas Partners LP/ AmeriGas Eagle Finance Corp., Sr. Notes	B1	7.125%	05/20/16	1,025	1,019,875
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Sr. Notes	Ba3	6.75%	05/01/14	1,825	1,756,562
Ferrellgas Partners LP/Ferrellgas Partners Finance, Sr. Notes	B2	8.75%	06/15/12	1,400	1,417,500
Suburban Propane Partners LP, Sr. Notes	B1	6.875%	12/15/13	1,825	1,752,000

					7,295,937

Technology — 1.1%
Sanmina-SCI Corp., Sr. Sub. Notes	B1	8.125%	03/01/16	775	782,750
Sungard Data Systems, Inc., 144A	B3	9.125%	08/15/13	2,050	2,167,875
UGS Corp., Gtd. Notes	B3	10.00%	06/01/12	275	302,500

					3,253,125

Telecommunications — 10.4%
American Cellular Corp., Sr. Notes	B3	10.00%	08/01/11	1,225	1,329,125
Cincinnati Bell, Inc., Gtd. Notes	B1	7.25%	07/15/13	2,000	2,055,000
Cincinnati Bell, Inc., Sr. Sub. Notes	B3	8.375%	01/15/14	1,700	1,727,625
Citizens Communications Co., Debs.	Ba3	7.00%	11/01/25	50	44,125
Citizens Communications Co., Sr. Notes	Ba3	6.25%	01/15/13	1,220	1,186,450
Citizens Communications Co., Sr. Notes	Ba3	9.00%	08/15/31	500	534,375
Hawaiian Telcom Communications, Inc., Sr. Notes 144A	B3	9.75%	05/01/13	900	904,500
Insight Midwest LP/ Insight Capital, Inc., Sr. Notes	B2	9.75%	10/01/09	1,800	1,854,000
Intelsat Bermuda Ltd., Sr. Notes (Bermuda)	B2	8.25%	01/15/13	200	203,500
Intelsat Bermuda Ltd., Sr. Notes (Bermuda)	B2	9.609%	01/15/12	800	813,000
Intelsat Subsidiary Holding Co. Ltd., Sr. Notes 144A (Bermuda)	B2	8.25%	01/15/13	125	127,188
Mobile Telesystems Finance SA, Gtd. Notes	Ba3	8.375%	10/14/10	500	517,800
Mobile Telesystems Finance SA, Gtd. Notes 144A (Luxembourg)	Ba3	8.00%	01/28/12	350	356,563
Northwestern Bell Telephone, Debs.	Ba3	7.75%	05/01/30	750	762,187
Qwest Capital Funding, Inc., Gtd. Notes	B3	7.90%	08/15/10	500	520,000
Qwest Communications International, Inc., Gtd. Notes	B2	7.25%	02/15/11	2,500	2,562,500
Qwest Communications International, Inc., Gtd. Notes	B2	7.50%	02/15/14	6,255	6,442,650
Qwest Corp., Debs.	Ba3	6.875%	09/15/33	1,000	960,000
Qwest Corp., Debs.	Ba3	7.50%	06/15/23	500	508,125
Qwest Corp., Notes	Ba3	8.875%	03/15/12	2,350	2,626,125
Rogers Wireless, Inc., Sec’d. Notes (Canada)	Ba2	6.375%	03/01/14	200	199,500
Rogers Wireless, Inc., Sec’d. Notes (Canada)	Ba2	7.25%	12/15/12	100	105,375
Rogers Wireless, Inc., Sec’d. Notes (Canada)	Ba2	7.50%	03/15/15	805	863,362
Rogers Wireless, Inc., Sr. Sub. Notes (Canada)	B3	8.00%	12/15/12	780	827,775
Rural Cellular Corp., Sec’d. Notes	B2	8.25%	03/15/12	885	920,400
Rural Cellular Corp., Sr. Notes 144A	Caa1	9.875%	02/01/10	450	480,375
Suncom Wireless, Inc., Gtd. Notes	Caa2	8.50%	06/01/13	400	380,000
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25%	02/15/14	850	911,625

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d)
Time Warner Telecom Holdings, Inc., Sec’d. Notes	B2	8.749%	02/15/11	$200	$204,250
Time Warner Telecom, Inc., Sr. Notes	Caa1	10.125%	02/01/11	600	630,750
Wind Acquisition Finance SA, 144A (Luxembourg)	B3	10.75%	12/01/15	600	648,000

					32,206,250

Telecommunications — 0.5%
Intelsat Subsidiary Holding Co. Ltd., Gtd. Notes (Bermuda)	B2	8.625%	01/15/15	1,600	1,652,000

Tobacco — 0.6%
Alliance One International Inc., Gtd. Notes	B3	11.00%	05/15/12	650	624,000
RJ Reynolds Tobacco Holdings, Inc., Gtd. Notes	Ba2	7.25%	06/01/12	1,290	1,331,925

					1,955,925

Transportation — 0.7%
Hertz Corp., Sr. Notes 144A	B1	8.875%	01/01/14	500	518,750
Horizon Lines LLC, Gtd. Notes	B3	9.00%	11/01/12	1,671	1,767,083

					2,285,833

Utilities — 7.4%
AES Corp., Sec’d. Notes 144A	Ba3	8.75%	05/15/13	1,850	1,998,000
CMS Energy Corp., Sr. Notes	B1	2.875%	12/01/24	1,500	1,605,000
CMS Energy Corp., Sr. Notes	B1	6.30%	02/01/12	700	689,500
Homer City Funding LLC, Gtd. Notes	Ba2	8.734%	10/01/26	1,484	1,676,864
IPALCO Enterprises, Inc., Sec’d. Notes	Ba1	8.625%	11/14/11	350	382,375
Midwest Generation LLC, Pass-Through Certs.	B1	8.56%	01/02/16	2,069	2,230,509
Midwest Generation LLC, Sec’d. Notes	B1	8.75%	05/01/34	1,500	1,623,750
MSW Energy Holdings II LLC/ MSW Energy Finance Co. II, Inc., Gtd. Notes	Ba3	7.375%	09/01/10	500	515,000
NRG Energy, Inc., Sr. Notes	B1	7.25%	02/01/14	725	736,781
NRG Energy, Inc., Sr. Notes	B1	7.375%	02/01/16	1,400	1,429,750
PSE&G Energy Holdings LLC, Sr. Notes	Ba3	8.50%	06/15/11	3,200	3,448,000
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-Through Certs.	B2	9.237%	07/02/17	394	435,643
Reliant Energy, Inc., Sec’d. Notes	B2	6.75%	12/15/14	2,075	1,831,187
Sierra Pacific Resources, Notes	B1	8.625%	03/15/14	1,400	1,519,595
South Point Energy Center LLC/Broad River Energy LlLC/Rockgen Energy LLC, Gtd. Notes 144A	B3	8.40%	05/30/12	1,937	1,820,932
Tenaska Alabama Partners LP, Sec’d. Notes 144A	B1	7.00%	06/30/21	813	815,476

					22,758,362

Waste Management — 1.7%
Allied Waste North America, Gtd. Notes, Ser. B	B2	9.25%	09/01/12	217	234,089
Allied Waste North America, Sr. Notes	B2	7.25%	03/15/15	3,100	3,162,000
Allied Waste North America, Sr. Notes	B2	7.875%	04/15/13	1,725	1,800,468

					5,196,557

TOTAL CORPORATE BONDS (cost $267,051,536)					269,097,916

FOREIGN GOVERNMENT BONDS — 4.2%
Federal Republic of Brazil, Bonds (Brazil)	Ba3	8.875%	10/14/19	25	28,875
Federal Republic of Brazil, Notes (Brazil)	Ba3	8.75%	02/04/25	25	28,625
Republic of Brazil, Bonds (Brazil)	Ba3	10.50%	07/14/14	2,775	3,454,875
Republic of Brazil, Notes (Brazil)	Ba3	8.00%	01/15/18	7,054	7,643,009
Republic of Brazil, Notes (Brazil)	Ba3	11.00%	08/17/40	450	577,350
Republic of Panama, Bonds (Panama)	Ba1	8.875%	09/30/27	1,100	1,336,500

TOTAL FOREIGN GOVERNMENT BONDS (cost $11,604,775)					13,069,234

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

			Shares	Value
PREFERRED STOCKS — 0.1%

Oil & Gas Exploration/Production — 0.1%
Chesapeake Energy Corp. CVT 4.50% (cost $399,676)			4,000	$383,640

TOTAL LONG-TERM INVESTMENTS				282,550,790

	Interest Rate	Maturity Date	Principal Amount (000)
SHORT-TERM INVESTMENTS — 8.0%
BANK NOTES — 4.5%
CSC Holdings, Inc.	Zero	02/24/13	2,000	2,001,256
Goodyear Tire & Rubber Co.	Zero	04/01/10	1,500	1,512,054
Headwaters, Inc.	Zero	04/30/11	674	680,400
Healthsouth Corp.	Zero	02/02/13	1,250	1,260,938
Hertz Corp.	Zero	12/21/12-12/21/12	1,000	1,015,144
Invensys Second Lien	Zero	12/30/09	500	510,625
Koch Forest Products, Inc.	Zero	12/23/13-12/23/13	999	1,021,421
NRG Energy, Inc.	Zero	09/30/12-09/30/12	2,000	2,027,500
Reliant Energy	Zero	04/30/10	136	135,737
Roundy’s Inc., Sr. Sub. Notes	Zero	11/01/11-11/01/11	1,000	1,014,792
Sigmakalon Term A (Belgium)	Zero	06/30/12	EUR 1,000	1,197,146
UPC Financing	Zero	09/15/12	1,500	1,507,812

TOTAL BANK NOTES (cost $13,733,902)				13,884,825

COMMERCIAL PAPER — 2.6%
DNB NorBank	4.65%	06/08/06	900	891,964
General Electric Capital Corp	4.87%	06/29/06	7,100	7,013,558

TOTAL COMMERCIAL PAPER (cost $7,906,613)				7,905,522

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.8%
Dryden Core Investment Fund - Taxable Money Market Series(w) (cost $2,462,232)			2,462,232	2,462,232

			Principal Amount (000)
U.S. TREASURY OBLIGATIONS (k) — 0.1%
U.S. Treasury Bills	4.496%	06/15/06	$25	24,773
U.S. Treasury Bills	4.50%	06/15/06	345	341,874

TOTAL U.S. TREASURY OBLIGATIONS (cost $366,531)				366,647

TOTAL SHORT-TERM INVESTMENTS (cost $24,469,278)				24,619,226
TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN—99.3% (cost $303,525,265)(p)				307,170,016

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Contracts	Value
OUTSTANDING OPTIONS WRITTEN

CALL OPTION
United States Treasury 10 Yr. Notes expiring 05/26/06 @ $110.0	512	$(8,000)

PUT OPTIONS
United States Treasury 10 Yr. Notes expiring 05/26/06 @ $105.0	250	(66,406)
United States Treasury 10 Yr. Notes expiring 05/26/06 @ $106.0	22	(12,375)

		(78,781)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $208,077)		(86,781)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN—99.3% (cost $303,317,188)		307,083,235
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES(x) — 0.7%		2,280,896

NET ASSETS — 100.0%		$309,364,131

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
CVT	Convertible Security
EUR	Euro
NR	Not Rated by Moodys or Standard & Poor’s

(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(p)	The United States federal income tax basis of the Fund’s investments was $303,922,941; accordingly, net unrealized appreciation on investments for federal income tax purposes was $3,247,075 (gross unrealized appreciation—$6,594,763; gross unrealized depreciation - $3,347,688). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other assets in excess of other liabilities includes unrealized appreciation (depreciation) on futures contracts, foreign forward currency contracts, interest rate and credit defauit swaps as follows:

Forward foreign currency exchange contracts outstanding at March 31, 2006:

Settlement Month	Type	Contracts to Receive		In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Purchase Contracts:
Apr 06	Buy	EUR	177,000	$214,821	$212,383	$(2,438)
Apr 06	Buy	EUR	1,775,000	2,154,277	2,165,560	$11,283

						8,845

Sale Contracts:			Contracts to Deliver
Apr 06	Sell	EUR	5,404,000	$6,548,659	$6,558,710	$(10,051)
Apr 06	Sell	EUR	973,000	1,167,697	1,180,908	(13,211)

						$(23,262)

Securities or a portion thereof with an aggregate market value of $366,647 have been segregated to cover margin requirements for futures contracts open at March 31, 2006.

Open futures contracts at March 31, 2006:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at March 31, 2006	Unrealized Depreciation
Long Positions:
90	Euro Dollar	Dec 06	$21,426,900	$21,317,625	$(109,275)

Credit default swap agreements outstanding at March 31, 2006:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Merrill Lynch International (1)	06/20/06	1,900,000	3.50%	General Motors Acceptance Corp., 6.875%, due 8/28/12	3,994
JPMorgan Chase Bank, N.A. (1)	06/20/07	2,000,000	3.40%	Ford Motor Credit Co., 7.00%, due 10/1/13	5,921
UBS AG (1)	09/20/06	1,000,000	5.05%	General Motors Acceptance Corp., 6.875%, due 8/28/12	8,072
JPMorgan Chase Bank, N.A. (1)	09/20/07	1,000,000	2.20%	Ford Motor Credit Co., 7.00%, due 10/1/13	(18,944)
Morgan Stanley Capital Services, Inc. (1)	09/20/07	500,000	2.45%	Bombardier, Inc., 6.75%, due 5/1/12	8,551
Lehman Brothers (1)	06/20/06	900,000	1.75%	ABITIBI SP, 8.55%, due 08/01/10	1,153
Bank of America (1)	03/20/07	2,000,000	2.35%	ARVINMERITOR, 8.75%, due 03/01/12	22,311
Bank of America (1)	03/20/07	2,000,000	2.20%	ABITIBI SP, 8.55%, due 08/01/10	14,404
First Boston (1)	04/20/06	2,000,000	0.72%	SC GAZ Prom,
				9.125%, due 4/25/07;
				10.50%, due 10/21/09;
				7.80%, due 9/27/10;
				9.625%, due 3/1/13;
				5.875%, due 6/1/15;
				and 8.625%, due 4/28/34	587
JPMorgan Chase Bank, N.A.(1)	03/20/07	2,000,000	7.80%	Lear Corp., Series B, 8.11%, due 05/15/09	41,552

					$87,601

(1)	Portfolio receives the fixed rate and pays the counterparty the notional amount in the event that the underlying bond defaults.

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS
Aerospace — 1.3%
Boeing Co. (The)	13,400	$1,044,262

Biotechnology — 8.1%
Amgen, Inc.*	30,900	2,247,975
Genentech, Inc.*	21,800	1,842,318
Gilead Sciences, Inc.*	39,800	2,476,356

		6,566,649

Capital Markets — 7.8%
Franklin Resources, Inc.	17,500	1,649,200
Merrill Lynch & Co., Inc.	32,500	2,559,700
UBS AG (Switzerland)	18,600	2,045,442

		6,254,342

Communication Equipment — 6.5%
Cisco Systems, Inc.*	112,300	2,433,541
Juniper Networks, Inc.*	56,000	1,070,720
Qualcomm, Inc.	34,700	1,756,167

		5,260,428

Computer Hardware — 1.5%
Advanced Mirco Devices, Inc.*	37,100	1,230,236

Computers & Peripherals — 4.3%
Apple Computer, Inc.*	54,900	3,443,328

Consumer Finance — 2.8%
American Express Co.	42,900	2,254,395

Consumer Products & Services — 5.3%
Procter & Gamble Co.	74,400	4,286,928

Diversified Financial Services — 3.5%
Goldman Sachs Group, Inc.	11,500	1,805,040
JPMorgan Chase & Co.	24,000	999,360

		2,804,400

Energy Equipment & Services — 1.4%
Schlumberger Ltd.	9,100	1,151,787

Financial Services — 1.4%
Legg Mason, Inc.	8,900	1,115,437

Healthcare Services — 8.9%
Caremark Rx, Inc.*	57,500	2,827,850
UnitedHealth Group, Inc.	39,500	2,206,470
WellPoint, Inc.*	27,500	2,129,325

		7,163,645

Insurance — 1.6%
ACE Ltd.	24,400	1,269,044

Internet & Catalog Retail — 4.9%
eBay Inc.	101,550	3,966,543

Internet Software & Services — 6.1%
Google, Inc. (Class “A” Stock)*	12,720	4,960,800

Media — 3.1%
Walt Disney Co. (The)	89,300	2,490,577

Multiline Retail — 3.8%
Federated Department Stores, Inc.	28,700	2,095,100
Target Corp.	18,100	941,381

		3,036,481

Oil, Gas & Consumable Fuels — 7.8%
GlobalSantaFe Corp.	29,700	1,804,275
Halliburton Co.	27,800	2,029,956
Occidental Petroleum Corp.	26,700	2,473,755

		6,307,986

Pharmaceuticals — 6.3%
Alcon, Inc. (Switzerland)	12,400	1,292,824
Roche Holdings, Ltd., ADR (Switzerland)	31,500	2,339,269
Teva Pharmaceutical Industries Ltd., ADR (Israel)	35,900	1,478,362

		5,110,455

Semiconductors — 6.6%
Broadcom Corp., (Class “A” Stock)*	79,650	3,437,694
Marvell Technology Group Ltd. (Bermuda)*	34,500	1,866,450

		5,304,144

Software — 3.1%
Adobe Systems, Inc.	71,100	2,482,812

Specialty Retail — 0.8%
Lowe’s Cos., Inc.	10,650	686,286

Telecommunications — 2.0%
Corning, Inc.*	61,000	1,641,510

TOTAL LONG-TERM INVESTMENTS (cost $71,031,587)		79,832,475

SHORT-TERM INVESTMENT — 1.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $1,056,096)(w)	1,056,096	1,056,096

TOTAL INVESTMENTS — 100.2% (cost $72,087,683)(p)		80,888,571
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(193,722)

NET ASSETS — 100.0%		$80,694,849

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(p)	The United States federal income tax basis of the Portfolio’s investments was $72,194,842; accordingly, net unrealized appreciation on investments for federal income tax purposes was $8,693,729 (gross unrealized appreciation - $9,556,870; gross unrealized depreciation - $863,141). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SP T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.0%

COMMON STOCKS

Advertising — 1.9%
Lamar Advertising Co.*	27,300	$1,436,526

Aerospace/Defense — 1.0%
General Dynamics Corp.	11,600	742,168

Airlines — 2.1%
Southwest Airlines Co.	87,300	1,570,527

Cable Television — 0.4%
Rogers Communications, Inc. (Class “B” Stock)	7,300	278,495

Computer Services & Software — 11.1%
Automatic Data Processing, Inc.	24,300	1,110,024
EMC Corp.*	95,800	1,305,754
Microsoft Corp.	117,500	3,197,175
NAVTEQ Corp.*	20,800	1,053,520
Oracle Corp.*	89,200	1,221,148
Red Hat, Inc.*	22,700	635,146

		8,522,767

Computers — 2.2%
Dell, Inc.*	57,500	1,711,200

Consumer Products & Services — 1.6%
Accenture Ltd. (Class “A” Stock)	41,000	1,232,870

Diversified Financial Services — 1.5%
E*trade Financial Corp.*	25,300	682,594
Morgan Stanley	7,400	464,868

		1,147,462

Drugs & Medicine — 8.3%
Amgen, Inc.*	16,600	1,207,650
Caremark Rx, Inc.*	26,300	1,293,434
Genentech, Inc.*	12,600	1,064,826
Gilead Sciences, Inc.*	15,200	945,744
Humana, Inc.*	19,900	1,047,735
St. Jude Medical, Inc.*	20,200	828,200

		6,387,589

Electronic Components — 2.8%
Garmin Ltd.	12,800	1,016,704
Harman International Industries, Inc.	9,800	1,089,074

		2,105,778

Farming & Agriculture — 1.0%
Monsanto Co.	8,900	754,275

Financial - Bank & Trust — 2.9%
State Street Corp.	36,200	2,187,566

Financial Services — 4.3%
Franklin Resources, Inc.	9,000	848,160
Legg Mason, Inc.	6,800	852,244
SLM Corp.	31,200	1,620,528

		3,320,932

Food & Staples Retailing — 3.9%
Sysco Corp.	37,600	$1,205,080
Wal-Mart Stores, Inc.	37,200	1,757,328

		2,962,408

Health Care Equipment & Supplies — 0.6%
Alcon, Inc.	4,000	417,040

Health Care Providers & Services — 3.7%
UnitedHealth Group, Inc.	50,100	2,798,586

Hotels, Restaurants & Leisure — 2.7%
International Game Technology	31,300	1,102,386
Wynn Resorts Ltd.*	13,000	999,050

		2,101,436

Internet Services — 6.3%
Amazon.Com, Inc.*	24,600	898,146
eBay, Inc.*	23,200	906,192
Google, Inc. (Class “A” Stock)*	4,000	1,560,000
Yahoo!, Inc.*	45,800	1,477,508

		4,841,846

Manufacturing — 2.5%
Danaher Corp.	30,600	1,944,630

Media — 0.3%
E.W. Scripps Co., (Class “A” Stock)	5,900	263,789

Medical Supplies & Equipment — 3.8%
Cardinal Health, Inc.	11,200	834,624
Medtronic, Inc.	31,200	1,583,400
Sepracor, Inc.*	10,600	517,386

		2,935,410

Multimedia — 1.2%
Viacom, Inc. (Class “B” Stock)*	24,100	935,080

Oil, Gas & Consumable Fuels — 2.0%
Schlumberger Ltd.	6,100	772,077
Transocean, Inc. (Cayman Islands)*	9,600	770,880

		1,542,957

Retail & Merchandising — 5.7%
Kohl’s Corp.*	31,700	1,680,417
PETsMART, Inc.	26,700	751,338
Target Corp.	12,800	665,728
Walgreen Co.	29,800	1,285,274

		4,382,757

Semiconductors — 11.5%
Analog Devices, Inc.	49,600	1,899,184
Applied Materials, Inc.*	62,300	1,090,873
Intel Corp.	42,700	826,245
Marvell Technology Group Ltd. (Bermuda)*	19,300	1,044,130
Maxim Integrated Products, Inc.	42,700	1,586,305
Texas Instruments, Inc.	24,500	795,515
Xilinx, Inc.	61,200	1,558,152

		8,800,404

SP T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)

Telecommunications — 5.7%
American Tower Corp. (Class “A” Shares)*	56,000	$1,697,920
Corning, Inc.*	41,300	1,111,383
Juniper Networks, Inc.*	80,400	1,537,248

		4,346,551

Utilities — 5.0%
General Electric Co.	110,100	3,829,278

TOTAL LONG-TERM INVESTMENTS (cost $67,919,380)		73,500,327

SHORT-TERM INVESTMENT — 3.8%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $2,899,491) (w)	2,899,491	2,899,491

TOTAL INVESTMENTS — 99.8% (cost $70,818,871)(p)		76,399,818
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		183,100

NET ASSETS — 100.0%		$76,582,918

*	Non-income producing security.
(p)	The United States federal income tax basis of the Fund’s investments was $71,252,465; accordingly, net unrealized appreciation on investments for federal income tax purposes was $5,147,353 (gross unrealized appreciation - $6,820,393; gross unrealized depreciation - $1,673,040). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.5%
COMMON STOCKS — 94.9%
Australia — 2.1%
BHP Billiton Ltd.	293,000	$5,873,257
Macquarie Bank Ltd.	94,400	4,371,146
Sigma Pharmaceuticals Ltd.	417,334	791,740

		11,036,143

Austria — 1.6%
Erste Bank der Oesterreichischen Sparkassen AG *	87,340	5,132,830
Raiffeisen International Bank Holding AG *	35,400	3,020,141

		8,152,971

Brazil — 1.6%
Companhia de Concessoes Rodoviarias (CCR)	130,400	1,220,240
Gol Linhas Aereas Inteligentes SA ADR	42,200	1,130,960
Natura Cosmeticos SA	115,000	1,368,946
Petroleo Brasileiro SA	243,700	4,842,468

		8,562,614

Canada — 5.0%
Canadian National Railway Co.	271,700	12,311,824
Manulife Financial Corp.	125,700	7,885,244
Research in Motion Ltd. *	46,550	3,941,713
Shoppers Drug Mart Corp.	58,900	2,241,816

		26,380,597

Colombia — 0.4%
Bancolombia SA, ADR	62,000	2,163,800

France — 10.6%
BNP Paribas SA	88,660	8,210,128
Dassault Systemes SA	51,200	2,928,001
Essilor International SA	53,900	4,807,484
Eurazeo	22,700	2,735,785
Hermes International Designs	20,070	5,073,562
Iliad SA	14,700	1,239,875
L’Oreal SA	159,100	14,017,027
Sanofi-Aventis SA	73,900	7,030,163
Technip SA	64,500	4,365,502
Vinci SA	53,200	5,244,698

		55,652,225

Germany — 8.8%
Bijou Brigitte AG	4,800	1,372,791
Celesio AG	55,940	5,293,820
Continental AG	48,900	5,383,753
E.ON AG	73,800	8,121,595
SAP AG	70,800	15,358,962
Siemens AG-Reg	112,100	10,465,818

		45,996,739

Greece — 1.8%
Coca-Cola Hellenic Bottling Co. SA	125,000	3,884,001
EFG Eurobank Ergasias	70,870	2,729,403
National Bank of Greece SA *	60,540	2,846,593

		9,459,997

Hong Kong — 2.3%
China Life Insurance Co. Ltd. *	1,796,000	2,268,393
Esprit Holdings Ltd.	332,300	2,586,742
Foxconn International Holding Ltd. *	1,565,000	2,934,696
Li & Fung Ltd.	1,784,000	4,023,637

		11,813,468

India — 0.7%
HDFC Bank Ltd., ADR	67,600	3,684,200

Ireland — 1.9%
Anglo Irish Bank Corp. PLC	320,200	5,277,297
Ryanair Holdings PLC, ADR *(a)	86,800	4,747,960

		10,025,257

Israel — 1.2%
Teva Pharmaceutical Industries Ltd., ADR	152,500	6,279,950

Italy — 2.1%
Luxottica Group SpA	271,600	7,478,068
Saipem SpA	159,100	3,680,674

		11,158,742

Japan — 19.1%
Aeon Credit Service Co. Ltd.	77,500	2,344,095
Aeon Mall Co. Ltd.	55,300	2,753,254
Chiyoda Corp.	115,000	2,677,145
Denso Corp.	251,800	9,947,918
Honeys Co, Ltd.	35,900	1,900,229
Hoya Corp.	195,300	7,881,691
Keyence Corp.	22,440	5,834,019
KK DaVinci Advisors *	772	1,049,448
Misumi Corp.	75,800	1,677,646
Mitsubishi Tokyo Financial Group, Inc.	846	12,937,978
NEOMAX Co. Ltd.	31,000	940,272
Nitto Denko Corp., ADR	52,400	4,447,545
ORIX Corp.	47,900	14,915,336
Point, Inc.	20,900	1,498,691
Ryohin Keikaku Co. Ltd.	21,900	1,836,474
Sharp Corp.	526,800	9,332,014
Shimamura Co. Ltd.	16,200	1,884,265
Sundrug Co. Ltd.	5,600	147,969
Toyota Motor Corp.	193,500	10,570,985
United Arrows Ltd.	57,800	1,576,364
Yamada Denki Co. Ltd.	32,600	3,758,556

		99,911,894

Mexico — 1.5%
America Movil SA de CV, Series L	1,889,700	3,236,980
Wal-Mart de Mexico SA de CV, Series L	1,799,500	4,820,495

		8,057,475

Netherlands — 0.9%
Qaigen NV *	163,800	2,421,726
TomTom NV *	59,800	2,114,647

		4,536,373

Norway — 1.7%
Statoil ASA	306,400	8,836,304

Singapore — 1.0%
CapitaLand Ltd.	1,791,000	5,364,632

South Africa — 1.8%
MTN Group Ltd.	248,400	2,477,755
Naspers Ltd.	124,700	2,538,294
Sasol Ltd. *	115,600	4,368,632

		9,384,681

South Korea — 2.1%
Hyundai Motor Co.	30,590	2,572,255
Kookmin Bank *	33,070	2,855,674
Samsung Electronics Co. Ltd.	5,750	3,728,386
Shinsegae Co., Ltd.	4,400	2,006,176

		11,162,491

Spain — 2.0%
Grupo Ferrovial SA	33,700	2,723,999
Industria de Diseno Textil SA	200,219	7,727,981

		10,451,980

Sweden — 2.6%
Capio AB *	57,100	1,066,707
Modern Times Group AB (Class “B” Stock)	33,400	1,569,545
Telefonaktiebolaget LM Ericsson ( Class “B” Shares)	2,856,000	10,854,157

		13,490,409

Switzerland — 8.1%
EFG International *	61,500	1,698,309
Nobel Biocare Holding AG *	10,550	2,348,895
Phonak Holindg AG-Reg	31,000	1,764,431
Roche Holding AG	97,350	14,494,408
SGS Societe Generale *	3,920	3,632,386
Synthes, Inc.	46,700	5,122,617
UBS AG	122,040	13,405,537

		42,466,583

Taiwan — 1.7%
Hon Hai Precision Industry Co. Ltd.	602,441	3,730,630
MediaTek, Inc. *	429,100	4,964,094

		8,694,724

United Kingdom — 12.3%
BG Group PLC	1,162,475	14,531,695
Cairn Energy PLC *	65,100	2,403,487
Capita Group PLC	133,200	1,063,388
Carphone Warehouse Group	403,600	2,166,763
HBOS PLC	735,900	12,286,949
Northern Rock PLC	317,400	6,529,207
Reckitt Benckiser PLC	183,700	6,466,219
Rolls-Royce Group PLC *	333,400	2,652,974
Standard Chartered PLC	242,200	6,025,860
Tesco PLC	1,803,700	10,341,418

		64,467,960

TOTAL COMMON STOCKS (cost $386,424,199)		497,192,209

PREFERRED STOCKS — 0.6%

Brazil — 0.6%
Banco Itau Holding Financeira SA, 13.50% (cost $887,186)	109,490	3,263,450

TOTAL PREFERRED STOCKS (cost $887,186)		3,263,450

RIGHTS*
France
Vinci SA, rights expiring 04/25/06 *(cost $0)	53,200	114,113

TOTAL RIGHTS (cost $0)		114,113

TOTAL LONG-TERM INVESTMENTS (cost $387,311,385)		500,569,772

SHORT-TERM INVESTMENT — 4.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $22,801,410) (cost $22,801,410; includes $4,827,256 of cash collateral for securities on loan)(b)(w)	22,801,410	22,801,410

TOTAL INVESTMENTS — 99.8% (cost $410,112,795)(p)		523,371,182
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		803,886

NET ASSETS — 100.0%		$524,175,068

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $4,700,480; cash collateral of $4,827,256 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Portfolio’s investments was $410,429,713; accordingly, net unrealized appreciation on investments for federal income tax purposes was $112,941,469 (gross unrealized appreciation - $115,254,434; gross unrealized depreciation - $2,312,965). The difference between book and tax basis is primarily attributable to deferred losses on wash sales
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SP William Blair International Growth Portfolio

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2006 was as follows:

Industry
Financial - Bank & Trust	22.9%
Oil, Gas & Consumable Fuels	8.2
Pharmaceuticals	6.3
Retail & Merchandising	6.3
Electrical Components & Equipment	6.2
Automotive Parts	5.4
Telecommunications	4.2
Medical Supplies & Equipment	4.0
Household Products/Wares	3.7
Cosmetics/Personal Care	2.9
Software	2.9
Computer Services & Software	2.4
Transport- Rail	2.1
Construction	2.1
Miscellaneous Manufacturers	2.0
Foods	2.0
Insurance	1.9
Real Estate	1.5
Distribution/Wholesale	1.3
Airlines	1.1
Diversified Materials	1.1
Clothing & Apparel	1.0
Commercial Services	0.9
Chemicals	0.8
Media	0.8
Aerospace/Defense-Equip	0.5
Metals & Mining	0.5
Business Services	0.5
Money Market Mutual Fund	4.3

99.8
Other Assets in excess of liabilities	0.2

Total	100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more that one principal market maker (if available, otherwise by a principal market maker or primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recent quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Prudential Series Fund (“Series Fund”) normal pricing time, are valued at fair value in accordance with the Board of Trustee’s approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the price of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

Certain Portfolios invest in the Taxable Money Market Series and Short-Term Bond Series (the “Series”), series of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series are a money market mutual fund and short term bond fund, respectively, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Series Fund is available in the Series Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David R. Odenath
David R. Odenath
President and Principal Executive Officer

Date May 30, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 30, 2006

*	Print the name and title of each signing officer under his or her signature.